Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 13, 2012	Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	PROTECTIVE LIFE CORP
Entity Central Index Key	0000355429
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,862,298,446
Entity Common Stock, Shares Outstanding		81,682,958
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues
Premiums and policy fees	$ 2,800,140		$ 2,625,394		$ 2,689,699
Reinsurance ceded	(1,394,675)		(1,408,340)		(1,527,053)
Net of reinsurance ceded	1,405,465		1,217,054		1,162,646
Net investment income	1,820,643		1,683,676		1,665,036
Realized investment gains (losses):
Derivative financial instruments	(155,251)		(138,249)		(177,953)
All other investments	234,915		154,366		300,194
Other-than-temporary impairment losses	(62,332)		(75,341)		(227,770)
Portion recognized in other comprehensive income (before taxes)	14,890		33,831		47,725
Net impairment losses recognized in earnings	(47,442)		(41,510)		(180,045)
Other income	307,812		222,418		298,148
Total revenues	3,566,142		3,097,755		3,068,026
Benefits and expenses
Benefits and settlement expenses, net of reinsurance ceded: (2011 - $1,228,775; 2010 - $1,278,657; 2009- $1,419,702)	2,233,473		2,089,429		1,977,979
Amortization of deferred policy acquisition costs and value of business acquired	264,993		164,963		277,882
Other operating expenses, net of reinsurance ceded: (2011 - $198,888; 2010 - $199,610; 2009 - $209,937)	597,200		508,591		429,980
Total benefits and expenses	3,095,666		2,762,983		2,685,841
Income before income tax	470,476		334,772		382,185
Income tax (benefit) expense
Current	9,774		(3,214)		(49,727)
Deferred	145,065		113,117		182,775
Total income tax expense	154,839		109,903		133,048
Net income	315,637		224,869		249,137
Less: Net income (loss) attributable to noncontrolling interests	245		(445)
Net income available to PLC's common shareowners (1)	$ 315,392	[1]	$ 225,314	[1]	$ 249,137	[1]
Net income available to PLC's common shareowners - basic (in dollars per share)	$ 3.7		$ 2.6		$ 3.1
Net income available to PLC's common shareowners - diluted (in dollars per share)	$ 3.65		$ 2.57		$ 3.07
Cash dividends paid per share (in dollars per share)	$ 0.62		$ 0.54		$ 0.48
Average shares outstanding - basic	85,208,612		86,567,069		80,488,694
Average shares outstanding - diluted	86,475,229		87,675,857		81,249,265

[1]	Protective Life Corporation ("PLC")

CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF INCOME
Benefits and settlement expenses, reinsurance ceded	$ 1,228,775	$ 1,278,657	$ 1,419,702
Other operating expenses, reinsurance ceded	$ 198,888	$ 199,610	$ 209,937

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 315,637	$ 224,869	$ 249,137
Other comprehensive income (loss):
Change in net unrealized gains (losses) on investments, net of income tax: (2011 - $400,848; 2010 - $330,213; 2009 - $697,922)	744,447	612,588	1,268,814
Reclassification adjustment for investment amounts included in net income, net of income tax: (2011 - $(14,671); 2010 - $(5,335); 2009 - $(56,510))	(27,261)	(9,699)	103,563
Change in net unrealized gains (losses) relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, net of income tax: (2011 - $(13,205), 2010 - $11,481 and 2009 - $(16,704), respectively)	(24,524)	21,321	(31,021)
Change in accumulated gain - derivatives, net of income tax: (2011 - $2,382; 2010 - $4,441; 2009 - $(15,502))	4,424	7,630	27,904
Reclassification adjustment for derivatives amounts included in net income, net of income tax: (2011 - $(138); 2010 - $(614); 2009 - $(295))	(256)	(1,105)	531
Change in postretirement benefits liability adjustment, net of income tax: (2011 - $(10,358); 2010 - $(749); 2009 - $(489))	(19,236)	(1,392)	(907)
Total other comprehensive income	677,594	629,343	1,368,884
Comprehensive income	993,231	854,212	1,618,021
Comprehensive income attributable to noncontrolling interests	(245)	445
Total comprehensive income attributable to Protective Life Corporation	$ 992,986	$ 854,657	$ 1,618,021

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Change in net unrealized gains/losses on investments, income tax	$ 400,848	$ 330,213	$ 697,922
Reclassification adjustment for investment amounts included in net income, income tax	(14,671)	(5,335)	56,510
Change in net unrealized gains/losses relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, income tax	(13,205)	11,481	(16,704)
Change in accumulated gain - derivatives, income tax	2,382	4,441	15,502
Reclassification adjustment for derivative amounts included in net income, income tax	(138)	(614)	(295)
Change in postretirement benefits liability adjustment, income tax	$ (10,358)	$ (749)	$ (489)

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Fixed maturities, at fair value (amortized cost: 2011 - $26,137,960; 2010 - $24,002,893)	$ 27,983,446	$ 24,676,939
Equity securities, at fair value (cost: 2011 - $345,874; 2010 - $349,605)	335,232	359,412
Mortgage loans (2011 and 2010 includes: $858,139 and $934,655 related to securitizations)	5,353,481	4,892,829
Investment real estate, net of accumulated depreciation (2011 - $1,547; 2010 - $1,200)	29,899	25,340
Policy loans	879,819	793,448
Other long-term investments	257,714	276,337
Short-term investments	101,489	352,824
Total investments	34,941,080	31,377,129
Cash	267,298	264,425
Accrued investment income	350,580	329,078
Accounts and premiums receivable, net of allowance for uncollectible amounts (2011 - $3,899; 2010 - $4,330)	84,754	58,580
Reinsurance receivables	5,645,471	5,608,029
Deferred policy acquisition costs and value of business acquired	3,248,041	3,092,580
Goodwill	111,659	114,758
Property and equipment, net of accumulated depreciation (2011 - $134,924; 2010 - $130,576)	48,578	39,386
Other assets	150,549	169,664
Income tax receivable	50,783	45,582
Assets related to separate accounts
Variable annuity	6,741,959	5,170,193
Variable universal life	502,617	534,219
Total assets	52,143,369	46,803,623
Liabilities
Future policy benefits and claims	20,867,989	18,530,564
Unearned premiums	1,258,785	1,182,828
Total policy liabilities and accruals	22,126,774	19,713,392
Stable value product account balances	2,769,510	3,076,233
Annuity account balances	10,946,848	10,591,605
Other policyholders' funds	546,516	578,037
Other liabilities	1,065,451	926,201
Mortgage loan backed certificates	19,755	61,678
Deferred income taxes	1,260,629	752,866
Non-recourse funding obligations	407,800	532,400
Debt	1,520,000	1,501,852
Subordinated debt securities	524,743	524,743
Liabilities related to separate accounts
Variable annuity	6,741,959	5,170,193
Variable universal life	502,617	534,219
Total liabilities	48,432,602	43,963,419
Commitments and contingencies - Note 11
Shareowners' equity
Preferred Stock; $1 par value, shares authorized: 4,000,000; Issued: None
Common Stock, $.50 par value, shares authorized: 2011 and 2010 - 160,000,000 shares issued: 2011 and 2010 - 88,776,960	44,388	44,388
Additional paid-in-capital	598,106	586,592
Treasury stock, at cost (2011 - 7,107,765 shares; 2010 - 3,108,983 shares)	(107,740)	(26,072)
Retained earnings	2,191,319	1,928,430
Accumulated other comprehensive income (loss):
Net unrealized gains (losses) on investments, net of income tax: (2011 - $589,132; 2010 - $202,955)	1,094,103	376,917
Net unrealized (losses) gains relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, net of income tax: (2011 - $(18,428); 2010 - $(5,223))	(34,224)	(9,700)
Accumulated loss - derivatives, net of income tax: (2011 - $(4,111); 2010 - $(6,355))	(7,634)	(11,802)
Postretirement benefits liability adjustment, net of income tax: (2011 - $(35,970); 2010 - $(25,612))	(66,801)	(47,565)
Total Protective Life Corporation's shareowners' equity	3,711,517	2,841,188
Noncontrolling interest	(750)	(984)
Total equity	3,710,767	2,840,204
Total liabilities and shareowners' equity	$ 52,143,369	$ 46,803,623

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Fixed maturities, amortized cost	$ 26,137,960	$ 24,002,893
Equity securities, cost	345,874	349,605
Mortgage loans, related to securitizations	858,139	934,655
Investment real estate, accumulated depreciation	1,547	1,200
Accounts and premiums receivable, allowance for uncollectible amounts	3,899	4,330
Property and equipment, accumulated depreciation	134,924	130,576
Preferred Stock, par value (in dollars per share)	$ 1	$ 1
Preferred Stock, shares authorized	4,000,000	4,000,000
Preferred Stock, shares Issued (in shares)	0	0
Common Stock, par value (in dollars per share)	$ 0.5	$ 0.5
Common Stock, shares authorized	160,000,000	160,000,000
Common Stock, shares issued	88,776,960	88,776,960
Treasury stock, shares	7,107,765	3,108,983
Net unrealized gains (losses) on investments, income tax	589,132	202,955
Net unrealized (losses) gains relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, income tax	(18,428)	(5,223)
Accumulated loss - derivatives, income tax	(4,111)	(6,355)
Postretirement benefits liability adjustment, income tax	$ (35,970)	$ (25,612)

CONSOLIDATED STATEMENTS OF SHAREOWNERS' EQUITY (USD $) In Thousands, unless otherwise specified		Total	Total Protective Life Corporation's shareowners' equity	Common Stock	Additional Paid-In-Capital	Treasury Stock	Unallocated Stock in ESOP	Retained Earnings	Net Unrealized Gains / (Losses) on Investments	Accumulated Gain / (Loss) Derivatives	Minimum Pension Liability Adjustments	Non controlling Interest	Comprehensive Income
Balance at Dec. 31, 2008		$ 761,095	$ 761,095	$ 36,626	$ 448,481	$ (26,978)	$ (474)	$ 1,970,496	$ (1,575,028)	$ (46,762)	$ (45,266)
Increase (decrease) in shareowners' equity
Cumulative effect of changes in accounting principle, net of tax	[1]	(470,538)	(470,538)					(447,217)	(23,321)
Net income for the period		249,137	249,137					249,137					249,137
Net income for the period at Jan. 01, 2009 (Scenario Previously Reported)		271,488
Change in net unrealized gains/losses on investments (net of income tax - 2011 - $400,848; 2010 - $330,213 and 2009 - $697,922, respectively)		1,268,814	1,268,814						1,268,814				1,268,814
Reclassification adjustment for investment amounts included in net income (net of income tax - 2011 - $(14,671), 2010 - $(5,335) and 2009 - $(56,510), respectively)		103,563	103,563						103,563				103,563
Change in net unrealized gains/losses relating to other-than-temporary impaired investments for which a portion has been recognized in earnings (net of income tax - 2011 - $(13,205), 2010 - $11,481 and 2009 - $(16,704), respectively)		(31,021)	(31,021)						(31,021)				(31,021)
Change in accumulated gain (loss) derivatives (net of income tax - 2011 - $2,382, 2010 - $4,441 and 2009 - $(15,502), respectively)		27,904	27,904							27,904			27,904
Reclassification adjustment for derivatives amounts included in net income (net of income tax - 2011 - $(138), 2010 - $(614) and 2009 - $(295), respectively)		531	531							531			531
Change in postretirement benefits liability adjustment (net of income tax - 2011 - $(10,358), 2010 - $(749) and 2009 - $(489), respectively)		(907)	(907)								(907)		(907)
Comprehensive income		1,618,021	1,618,021										1,618,021
Cash dividends (2011 - $0.620 per share, 2010 - $0.540 per share and 2009 - $0.48 per share, respectively)		(37,340)	(37,340)					(37,340)
Equity offering/Capital paid in		133,650	133,650	7,762	125,888
Stock-based compensation		3,567	3,567		2,518	1,049
Allocation of stock to employee accounts		474	474				474
Balance at Dec. 31, 2009 (Scenario Previously Reported)		2,008,929	2,008,929					1,735,076
Balance at Dec. 31, 2009		2,008,929		44,388	576,887	(25,929)			(256,993)	(18,327)	(46,173)
Increase (decrease) in shareowners' equity
Net income for the period		224,869	225,314					225,314				(445)	224,869
Net income for the period at Jan. 01, 2010 (Scenario Previously Reported)		259,796
Change in net unrealized gains/losses on investments (net of income tax - 2011 - $400,848; 2010 - $330,213 and 2009 - $697,922, respectively)		612,588	612,588						612,588				612,588
Reclassification adjustment for investment amounts included in net income (net of income tax - 2011 - $(14,671), 2010 - $(5,335) and 2009 - $(56,510), respectively)		(9,699)	(9,699)						(9,699)				(9,699)
Change in net unrealized gains/losses relating to other-than-temporary impaired investments for which a portion has been recognized in earnings (net of income tax - 2011 - $(13,205), 2010 - $11,481 and 2009 - $(16,704), respectively)		21,321	21,321						21,321				21,321
Change in accumulated gain (loss) derivatives (net of income tax - 2011 - $2,382, 2010 - $4,441 and 2009 - $(15,502), respectively)		7,630	7,630							7,630			7,630
Reclassification adjustment for derivatives amounts included in net income (net of income tax - 2011 - $(138), 2010 - $(614) and 2009 - $(295), respectively)		(1,105)	(1,105)							(1,105)			(1,105)
Change in postretirement benefits liability adjustment (net of income tax - 2011 - $(10,358), 2010 - $(749) and 2009 - $(489), respectively)		(1,392)	(1,392)								(1,392)		(1,392)
Comprehensive income		854,212	854,657									(445)	854,212
Cash dividends (2011 - $0.620 per share, 2010 - $0.540 per share and 2009 - $0.48 per share, respectively)		(46,250)	(46,250)					(46,250)
Stock-based compensation		9,562	9,562		9,705	(143)
Change in equity of noncontrolling interest		(539)										(539)
Balance at Dec. 31, 2010 (Scenario Previously Reported)		3,330,103
Balance (Restatement Adjustment)		14,290	14,290					14,290
Balance at Dec. 31, 2010		2,840,204	2,841,188	44,388	586,592	(26,072)		1,928,430	367,217	(11,802)	(47,565)	(984)
Increase (decrease) in shareowners' equity
Net income for the period		315,637	315,392					315,392				245	315,637
Net income for the period at Jan. 01, 2011 (Scenario Previously Reported)		339,315
Change in net unrealized gains/losses on investments (net of income tax - 2011 - $400,848; 2010 - $330,213 and 2009 - $697,922, respectively)		744,447	744,447						744,447				744,447
Reclassification adjustment for investment amounts included in net income (net of income tax - 2011 - $(14,671), 2010 - $(5,335) and 2009 - $(56,510), respectively)		(27,261)	(27,261)						(27,261)				(27,261)
Change in net unrealized gains/losses relating to other-than-temporary impaired investments for which a portion has been recognized in earnings (net of income tax - 2011 - $(13,205), 2010 - $11,481 and 2009 - $(16,704), respectively)		(24,524)	(24,524)						(24,524)				(24,524)
Change in accumulated gain (loss) derivatives (net of income tax - 2011 - $2,382, 2010 - $4,441 and 2009 - $(15,502), respectively)		4,424	4,424							4,424			4,424
Reclassification adjustment for derivatives amounts included in net income (net of income tax - 2011 - $(138), 2010 - $(614) and 2009 - $(295), respectively)		(256)	(256)							(256)			(256)
Change in postretirement benefits liability adjustment (net of income tax - 2011 - $(10,358), 2010 - $(749) and 2009 - $(489), respectively)		(19,236)	(19,236)								(19,236)		(19,236)
Comprehensive income		993,231	992,986									245	993,231
Cash dividends (2011 - $0.620 per share, 2010 - $0.540 per share and 2009 - $0.48 per share, respectively)		(52,503)	(52,503)					(52,503)
Repurchase of common stock		(82,671)	(82,671)			(82,671)
Stock-based compensation		12,517	12,517		11,514	1,003
Change in equity of noncontrolling interest		(11)										(11)
Balance at Dec. 31, 2011 (Scenario Previously Reported)		4,219,715
Balance at Dec. 31, 2011		$ 3,710,767	$ 3,711,517	$ 44,388	$ 598,106	$ (107,740)		$ 2,191,319	$ 1,059,879	$ (7,634)	$ (66,801)	$ (750)

[1]	See accompanying Notes to Consolidated Financial Statements, which include a summary of revisions to prior year balances in connection with a change in accounting principles

CONSOLIDATED STATEMENTS OF SHAREOWNERS' EQUITY (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF SHAREOWNERS' EQUITY
Change in net unrealized gains/losses on investments, income tax	$ 400,848	$ 330,213	$ 697,922
Reclassification adjustment for investment amounts included in net income, income tax	(14,671)	(5,335)	56,510
Change in net unrealized gains/losses relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, income tax	(13,205)	11,481	(16,704)
Change in accumulated gain (loss) derivatives, income tax	2,382	4,441	15,502
Reclassification adjustment for derivative amounts included in net income, income tax	(138)	(614)	(295)
Change in postretirement benefits liability adjustment, income tax	$ (10,358)	$ (749)	$ (489)
Cash dividends (in dollars per share)	$ 0.62	$ 0.54	$ 0.48

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 315,637	$ 224,869	$ 249,137
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized investment losses (gains)	(32,222)	25,393	57,804
Amortization of deferred policy acquisition costs and value of business acquired	264,993	164,963	277,882
Capitalization of deferred policy acquisition costs	(366,156)	(382,553)	(377,013)
Depreciation expense	9,171	9,626	8,040
Deferred income tax	85,893	82,516	79,817
Accrued income tax	(5,201)	69,865	(43,015)
Interest credited to universal life and investment products	993,574	972,806	993,245
Policy fees assessed on universal life and investment products	(712,038)	(611,917)	(586,842)
Change in reinsurance receivables	(27,931)	(234,032)	(78,613)
Change in accrued investment income and other receivables	(31,509)	(29,017)	1,326
Change in policy liabilities and other policyholders' funds of traditional life and health products	14,781	337,207	234,773
Trading securities:
Maturities and principal reductions of investments	283,239	355,831	562,758
Sale of investments	860,474	730,385	908,466
Cost of investments acquired	(950,051)	(963,403)	(856,223)
Other net change in trading securities	7,933	(25,520)	(144,838)
Change in other liabilities	(147,244)	10,236	(113,318)
Other income - gains on repurchase of non-recourse funding obligations	(40,112)	(19,027)	(132,262)
Other, net	97,382	(7,974)	134,492
Net cash provided by operating activities	620,613	710,254	1,175,616
Cash flows from investing activities
Maturities and principal reductions of investments, available-for-sale	1,399,830	2,058,678	2,394,650
Sale of investments, available-for-sale	2,955,665	3,426,040	1,684,820
Cost of investments acquired, available-for-sale	(5,158,064)	(6,389,859)	(4,513,862)
Mortgage loans:
New lendings	(501,500)	(353,913)	(304,417)
Repayments	453,749	364,302	263,625
Change in investment real estate, net	1,483	(2,551)	(3,069)
Change in policy loans, net	14,190	31,663	16,657
Change in other long-term investments, net	75,452	(74,555)	(39,994)
Change in short-term investments, net	126,225	701,589	119,707
Net unsettled security transactions	68,810	(340)	14,797
Purchase of property and equipment	(17,667)	(10,734)	(8,243)
Sales of property and equipment		41
Payments for business acquisitions	(209,609)	(348,288)
Net cash used in investing activities	(791,436)	(597,927)	(375,329)
Cash flows from financing activities
Borrowings under line of credit arrangements and debt	45,000	132,000	1,052,000
Principal payments on line of credit arrangement and debt	(26,852)	(275,000)	(122,000)
Issuance (repayment) of non-recourse funding obligations	(124,600)	(42,600)	(667,738)
Dividends to shareowners	(52,503)	(46,250)	(37,339)
Issuance of common stock			132,575
Repurchase of common stock	(82,671)
Investment product deposits and change in universal life deposits	4,216,738	3,635,447	2,590,081
Investment product withdrawals	(3,777,365)	(3,477,430)	(3,675,247)
Other financing activities, net	(24,051)	20,606	(16,652)
Net cash provided by (used in) financing activities	173,696	(53,227)	(744,320)
Change in cash	2,873	59,100	55,967
Cash at beginning of period	264,425	205,325	149,358
Cash at end of period	$ 267,298	$ 264,425	$ 205,325

BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1. BASIS OF PRESENTATION

Basis of Presentation

        Protective Life Corporation is a holding company with subsidiaries that provide financial services through the production, distribution, and administration of insurance and investment products. The Company markets individual life insurance, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, fixed and variable annuities, and extended service contracts throughout the United States. The Company also maintains a separate division devoted to the acquisition of insurance policies from other companies. Founded in 1907, Protective Life Insurance Company ("PLICO") is the Company's largest operating subsidiary.

        These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Such accounting principles differ from statutory reporting practices used by insurance companies in reporting to state regulatory authorities (see also Note 19, Statutory Reporting Practices and Other Regulatory Matters).

        The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to changing competition, economic conditions, interest rates, investment performance, insurance ratings, claims, persistency, and other factors.

Reclassifications, Revisions, and Segment Changes

        Certain reclassifications have been made in the previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net income or shareowners' equity.

        On January 1, 2012, the Company adopted Accounting Standard Update ("ASU" or "Update") No. 2010-26—Financial Services—Insurance—Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts which changed certain previously reported items within the Company's financial statements and accompanying notes. The changes affected previously reported amounts in Note 3, Significant Acquisitions, Note 5, Deferred Acquisition Costs and Value of Business Acquired, Note 9, Debt and Other Obligations, Note 15, Earnings Per Share, Note 16, Income Taxes, Note 22, Operating Segments, and Note 23, Consolidated Quarterly Results—Unaudited. Current and prior period operating income results within the Annuities segment have been updated to reflect the revised definition of operating income (loss) as it relates to embedded derivatives on our variable annuity contracts and related hedging activities. This change did not impact its comparable GAAP measure income before income tax. See Note 22, Operating Segments for additional information.

        Also on January 1, 2012, the Company adopted ASU No. 2011-05. ASU No. 2011-05 requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The requirements of ASU No. 2011-05 do not change the items that must be reported in other comprehensive income, or the timing of its subsequent reclassification to net income. The retrospective adoption of ASU No. 2011-05 resulted in the inclusion of consolidated statements of comprehensive income within the Company's consolidated financial statements and the presentation of a statement of comprehensive income within the condensed financial information of the Registrant included in Schedule II.

Entities Included

        The consolidated financial statements include the accounts of Protective Life Corporation and subsidiaries and its affiliate companies in which the Company holds a majority voting or economic interest. Intercompany balances and transactions have been eliminated.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs ("DAC") and amortization periods, goodwill recoverability, value of business acquired ("VOBA"), investment fair values and other-than-temporary impairments, future policy benefits, pension and other postretirement benefits, provision for income taxes, reserves for contingent liabilities, reinsurance risk transfer assessments, and reserves for losses in connection with unresolved legal matters.

Significant Accounting Policies

  Valuation of investment securities

        The fair value for fixed maturity, short term, and equity securities, is determined by management after considering and evaluating one of three primary sources of information: third party pricing services, independent broker quotations, or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, any remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to: reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows and rates of prepayments. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices through recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of other asset-backed securities, collateralized mortgage obligations ("CMOs"), and mortgage-backed securities ("MBS") are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and rates of prepayments previously experienced at the interest rate levels projected for the underlying collateral. The basis for the cost of securities sold was determined at the Committee on Uniform Securities Identification Procedures ("CUSIP") level. The committee supplies a unique nine-character identification, called a CUSIP number, for each class of security approved for trading in the U.S., to facilitate clearing and settlement. These numbers are used when any buy and sell orders are recorded.

        Each quarter the Company reviews investments with unrealized losses and tests for other-than-temporary impairments. The Company analyzes various factors to determine if any specific other-than-temporary asset impairments exist. These include, but are not limited to: 1) actions taken by rating agencies, 2) default by the issuer, 3) the significance of the decline, 4) an assessment of the Company's intent to sell the security (including a more likely than not assessment of whether the Company will be required to sell the security) before recovering the security's amortized cost, 5) the time period during which the decline has occurred, 6) an economic analysis of the issuer's industry, and 7) the financial strength, liquidity, and recoverability of the issuer. Management performs a security by security review each quarter in evaluating the need for any other-than-temporary impairments. Although no set formula is used in this process, the investment performance, collateral position, and continued viability of the issuer are significant measures considered, and in some cases, an analysis regarding the Company's expectations for recovery of the security's entire amortized cost basis through the receipt of future cash flows is performed. Once a determination has been made that a specific other-than-temporary impairment exists, the security's basis is adjusted and an other-than-temporary impairment is recognized. Equity securities that are other-than-temporarily impaired are written down to fair value with a realized loss recognized in earnings. Other-than-temporary impairments to debt securities that the Company does not intend to sell and does not expect to be required to sell before recovering the security's amortized cost are written down to discounted expected future cash flows ("post impairment cost") and credit losses are recorded in earnings. The difference between the securities' discounted expected future cash flows and the fair value of the securities is recognized in other comprehensive income (loss) as a non-credit portion of the recognized other-than-temporary impairment. When calculating the post impairment cost for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and other asset-backed securities (collectively referred to as asset-backed securities or "ABS"), the Company considers all known market data related to cash flows to estimate future cash flows. When calculating the post impairment cost for corporate debt securities, the Company considers all contractual cash flows to estimate expected future cash flows. To calculate the post impairment cost, the expected future cash flows are discounted at the original purchase yield. Debt securities that the Company intends to sell or expects to be required to sell before recovery are written down to fair value with the change recognized in earnings.

        During the year ended December 31, 2011, the Company recorded pre-tax other-than-temporary impairments of investments of $62.3 million. Of the $62.3 million of impairments for the year ended December 31, 2011, $47.4 million was recorded in earnings and $14.9 million was recorded in other comprehensive income (loss). For more information on impairments, refer to Note 4, Investment Operations.

  Cash

        Cash includes all demand deposits reduced by the amount of outstanding checks and drafts. As a result of the Company's cash management system, checks issued but not presented to banks for payment may create negative book cash balances. Such negative balances are included in other liabilities and were $0.9 million and $24.9 million as of December 31, 2011 and 2010, respectively. The Company has deposits with certain financial institutions which exceed federally insured limits. The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of a material loss.

  Deferred Policy Acquisition Costs

        On January 1, 2012, the Company adopted ASU No. 2010-26—Financial Services—Insurance—Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. The objective of this Update is to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. This Update prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. It defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. This Update also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts. This update was adopted retrospectively, and prior periods have been revised to conform to the requirements of this Update.

        The incremental direct costs associated with successfully acquired insurance policies, are deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions and other costs of acquiring traditional life and health insurance, credit insurance, universal life insurance, and investment products. DAC is subject to recoverability testing at the end of each accounting period. Traditional life and health insurance acquisition costs are amortized over the premium-payment period of the related policies in proportion to the ratio of annual premium income to the present value of the total anticipated premium income. Credit insurance acquisition costs are being amortized in proportion to earned premium. Acquisition costs for universal life and investment products are amortized over the lives of the policies in relation to the present value of estimated gross profits before amortization.

        Based on the Accounting Standards Codification ("ASC" or "Codification") Financial Services-Insurance Topic, the Company makes certain assumptions regarding the mortality, persistency, expenses, and interest rates (equal to the rate used to compute liabilities for future policy benefits, currently 1.5% to 11.16%) the Company expects to experience in future periods. These assumptions are to be best estimates and are periodically updated whenever actual experience and/or expectations for the future change from that assumed. Additionally, using guidance from ASC Investments-Debt and Equity Securities Topic, these costs have been adjusted by an amount equal to the amortization that would have been recorded if unrealized gains or losses on investments associated with our universal life and investment products had been realized. Acquisition costs for stable value contracts are amortized over the term of the contracts using the effective yield method.

  Value of Businesses Acquired

        In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits from the acquired insurance policies or investment contracts. This intangible asset, called VOBA, represents the actuarially estimated present value of future cash flows from the acquired policies. The estimated present value of future cash flows is based on certain assumptions, including mortality, persistency, expenses, and interest rates that the Company expects to experience in future years. These assumptions are to be best estimates and are periodically updated whenever actual experience and/or expectations for the future change from that assumed. The Company amortizes VOBA in proportion to gross premiums for traditional life products and in proportion to expected gross profits ("EGPs") for interest sensitive products, including accrued interest credited to account balances of up to approximately 6.65%. VOBA is subject to annual recoverability testing.

  Property and Equipment

        The Company reports land, buildings, improvements, and equipment at cost, including interest capitalized during any acquisition or development period, less accumulated depreciation. The Company depreciates its assets using the straight-line method over the estimated useful lives of the assets. The Company's home office building is depreciated over a thirty-nine year useful life, furniture is depreciated over a ten year useful life, office equipment and machines are depreciated over a five year useful life, and software and computers are depreciated over a three year useful life. Major repairs or improvements are capitalized and depreciated over the estimated useful lives of the assets. Other repairs are expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or retired are removed from the accounts, and resulting gains or losses are included in income.

        Property and equipment consisted of the following:

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Home office building	$72,148	$62,585
Data processing equipment	57,322	54,615
Other, principally furniture and equipment	54,032	52,762

	183,502	169,962
Accumulated depreciation	(134,924)	(130,576)

Total property and equipment	$48,578	$39,386

  Separate Accounts

        The separate account assets represent funds for which the Company does not bear the investment risk. These assets are carried at fair value and are equal to the separate account liabilities, which represent the policyholder's equity in those assets. These amounts are reported separately as assets and liabilities related to separate accounts in the accompanying consolidated financial statements. Amounts assessed against policy account balances for the costs of insurance, policy administration, and other services are included in premiums and policy fees in the accompanying consolidated statements of income.

  Stable Value Product Account Balances

        The Stable Value Products segment sells fixed and floating rate funding agreements directly to the trustees of municipal bond proceeds, institutional investors, bank trust departments, and money market funds. The segment also issues funding agreements to the Federal Home Loan Bank ("FHLB"), and markets guaranteed investment contracts ("GICs") to 401(k) and other qualified retirement savings plans. GICs are contracts which specify a return on deposits for a specified period and often provide flexibility for withdrawals at book value in keeping with the benefits provided by the plan. Additionally, the Company has contracts outstanding pursuant to a funding agreement-backed notes program registered with the United States Securities and Exchange Commission (the "SEC") which offered notes to both institutional and retail investors.

        The segment's products complement the Company's overall asset/liability management in that the terms may be tailored to the needs of PLICO as the seller of the contracts, as opposed to solely meeting the needs of the buyer. Stable value product account balances include GICs and funding agreements the Company has issued. As of December 31, 2011 and 2010, the Company had $0.8 billion and $1.7 billion, respectively, of stable value product account balances marketed through structured programs. Most GICs and funding agreements the Company has written have maturities of one to ten years. As of December 31, 2011, future maturities of stable value products were as follows:

Year of Maturity	Amount
(Dollars In Thousands)
2012	$949,303.0
2013 - 2014	772,779.8
2015 - 2016	1,033,638.6
Thereafter	13,713.6

  Derivative Financial Instruments

        The Company records its derivative financial instruments in the consolidated balance sheet in "other long-term investments" and "other liabilities" in accordance with GAAP, which requires that all derivative instruments be recognized in the balance sheet at fair value. The change in the fair value of derivative financial instruments is reported either in the statement of income or in the other comprehensive income (loss), depending upon whether it qualified for and also has been properly identified as being part of a hedging relationship, and also on the type of hedging relationship that exists. For a derivative financial instrument to be accounted for as a GAAP accounting hedge, it must be identified and documented either as a fair value, cash flow, or foreign currency GAAP accounting hedge contemporaneously at the trade date. For cash flow hedges, the effective portion of their realized gain or loss is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period during which the hedged transaction impacts earnings. Any remaining gain or loss, the effective portion, is recognized in current earnings. For fair value hedge derivatives, their gain or loss as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. Effectiveness of the Company's hedge relationships is assessed on a quarterly basis. The Company reports changes in fair values of derivatives that are not part of a qualifying hedge relationship through earnings in the period of change. Changes in the fair value of derivatives that are recognized in current earnings are reported in "Realized investment gains (losses)—Derivative financial instruments". For additional information, see Note 21, Derivative Financial Instruments.

  Insurance liabilities and reserves

        Establishing an adequate liability for the Company's obligations to policyholders requires the use of certain assumptions. Estimating liabilities for future policy benefits on life and health insurance products requires the use of assumptions relative to future investment yields, mortality, morbidity, persistency, and other assumptions based on the Company's historical experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Determining liabilities for the Company's property and casualty insurance products also requires the use of assumptions, including the projected levels of used vehicle prices, the frequency and severity of claims, and the effectiveness of internal processes designed to reduce the level of claims. The Company's results depend significantly upon the extent to which its actual claims experience is consistent with the assumptions the Company used in determining its reserves and pricing its products. The Company's reserve assumptions and estimates require significant judgment and, therefore, are inherently uncertain. The Company cannot determine with precision the ultimate amounts that it will pay for actual claims or the timing of those payments.

  Guaranteed minimum withdrawal benefits

        The Company also establishes liabilities for guaranteed minimum withdrawal benefits ("GMWB") on its variable annuity products. The GMWB is valued in accordance with FASB guidance under the ASC Derivatives and Hedging Topic which utilizes the valuation technique prescribed by the ASC Fair Value Measurements and Disclosures Topic, which requires the liability to be marked-to-market using current implied volatilities for the equity indices. The methods used to estimate the liabilities employ assumptions about mortality, lapses, policyholder behavior, equity market returns, interest rates, and market volatility. The Company assumes age-based mortality consistent with 61% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. As of December 31, 2011, our net GMWB liability held was $147.1 million.

  Goodwill

        Accounting for goodwill requires an estimate of the future profitability of the associated lines of business to assess the recoverability of the capitalized acquisition goodwill. The Company evaluates the carrying value of goodwill at the segment (or reporting unit) level at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: 1) a significant adverse change in legal factors or in business climate, 2) unanticipated competition, or 3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company first determines through qualitative analysis whether relevant events and circumstances indicate that it is more likely than not that segment goodwill balances are impaired as of the testing date. If it is determined that it is more likely than not that impairment exists, the Company compares its estimate of the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The Company utilizes a fair value measurement (which includes a discounted cash flows analysis) to assess the carrying value of the reporting units in consideration of the recoverability of the goodwill balance assigned to each reporting unit as of the measurement date. The Company's material goodwill balances are attributable to its operating segments (which are considered to be reporting units). The cash flows used to determine the fair value of the Company's reporting units are dependent on a number of significant assumptions. The Company's estimates, which consider a market participant view of fair value, are subject to change given the inherent uncertainty in predicting future results and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, capital limitations, new product introductions, and specific industry and market conditions. Additionally, the discount rate used is based on the Company's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows. As of December 31, 2011 and 2010, the Company performed its annual evaluation of goodwill and determined that no adjustment to impair goodwill was necessary. As of December 31, 2011, we had goodwill of $111.7 million.

        The Company also considers its market capitalization in assessing the reasonableness of the fair values estimated for its reporting units in connection with its goodwill impairment testing. The Company believes that its market capitalization at December 31, 2011 is not representative of the underlying fair value of its reporting units, due primarily to the following:

  •
  concerns about future earnings growth;

  •
  negative market sentiment;

  •
  different valuation methodologies that resulted in lower valuation;

  •
  increased risk premium for holding investments in non-agency mortgage-backed securities;

  •
  Increased risk premium for holding commercial mortgage loans.

        While the concerns outlined above continue to negatively affect the Company's market capitalization, it is the Company's belief that the following factors support the underlying stability and growth potential of our reporting units:

  •
  The Company's position is shared by many others in the industry, and its ratio of market value to book value is in line with peer company averages.

  •
  The Company has experienced improved credit and financial strength ratings over the past 3 years.

  •
  Operating earnings continue to exceed projections.

  •
  Risk-based-capital is near its highest ever level, indicating a strong financial position.

  •
  The Company experienced impairment losses in 2010 and 2011 which were below projected levels.

  •
  Problem loans within the Company's mortgage loan portfolio are within historical norms, and are not expected to have an adverse affect on the Company's liquidity.

  •
  Overall, the performance of the Company's investment portfolio is in line with its expectations.

        While continued deterioration of or adverse market conditions for certain businesses may have a significant impact on the fair value of the Company's reporting units, in the Company's view, the key assumptions used in its estimates of fair value of its reporting units continue to be adequate, and market capitalization being below book value did not result in a triggering or impairment event

  Income Taxes

        The Company uses the asset and liability method of accounting for income taxes. In general, income tax provisions are based on the income reported for financial statement purposes. Deferred income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the marking to market value of investment assets, the deferral of policy acquisition costs, and the provision for future policy benefits and expenses.

        The Company analyzes whether it needs to establish a valuation allowance on each of its deferred tax assets. In performing this analysis, the Company first considers the need for a valuation allowance on each separate deferred tax asset. Ultimately, it analyzes this need in the aggregate in order to prevent the double-counting of expected future taxable income in each of the foregoing separate analyses.

Policyholder Liabilities, Revenues, and Benefits Expense

  Traditional Life, Health, and Credit Insurance Products

        Traditional life insurance products consist principally of those products with fixed and guaranteed premiums and benefits, and they include whole life insurance policies, term and term-like life insurance policies, limited payment life insurance policies, and certain annuities with life contingencies. Traditional life insurance premiums are recognized as revenue when due. Health and credit insurance premiums are recognized as revenue over the terms of the policies. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contracts. This is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC and VOBA. Gross premiums in excess of net premiums related to immediate annuities are deferred and recognized over the life of the policy.

        Liabilities for future policy benefits on traditional life insurance products have been computed using a net level method including assumptions as to investment yields, mortality, persistency, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Reserve investment yield assumptions on December 31, 2011, range from approximately 2% to 7.5%. The liability for future policy benefits and claims on traditional life, health, and credit insurance products includes estimated unpaid claims that have been reported to us and claims incurred but not yet reported. Policy claims are charged to expense in the period in which the claims are incurred.

        Activity in the liability for unpaid claims for life and health insurance is summarized as follows:

	As of December 31,
	2011	2010	2009
	(Dollars In Thousands)
Balance beginning of year	$299,971	$299,396	$218,571
Less: reinsurance	156,932	148,479	111,451

Net balance beginning of year	143,039	150,917	107,120

Incurred related to:
Current year	653,525	471,039	471,408
Prior year	65,269	35,555	36,230

Total incurred	718,794	506,594	507,638

Paid related to:
Current year	639,118	457,511	411,699
Prior year	76,424	56,961	52,142

Total paid	715,542	514,472	463,841

Other changes:
Acquisition and reserve transfers	5,058	—	—

Net balance end of year	151,349	143,039	150,917
Add: reinsurance	161,450	156,932	148,479

Balance end of year	$312,799	$299,971	$299,396

  Universal Life and Investment Products

        Universal life and investment products include universal life insurance, guaranteed investment contracts, guaranteed funding agreements, deferred annuities, and annuities without life contingencies. Premiums and policy fees for universal life and investment products consist of fees that have been assessed against policy account balances for the costs of insurance, policy administration, and surrenders. Such fees are recognized when assessed and earned. Benefit reserves for universal life and investment products represent policy account balances before applicable surrender charges plus certain deferred policy initiation fees that are recognized in income over the term of the policies. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policy account balances. Interest rates credited to universal life products ranged from 2% to 9% and investment products ranged from 1.0% to 10.0% in 2011.

        The Company's accounting policies with respect to variable universal life and variable annuities are identical except that policy account balances (excluding account balances that earn a fixed rate) are valued at market and reported as components of assets and liabilities related to separate accounts.

        The Company establishes liabilities for guaranteed minimum death benefits ("GMDB") on its variable annuity products. The methods used to estimate the liabilities employ assumptions about mortality and the performance of equity markets. The Company assumes mortality of 65% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. Future declines in the equity market would increase the Company's GMDB liability. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. Our GMDB as of December 31, 2011, are subject to a dollar-for-dollar reduction upon withdrawal of related annuity deposits on contracts issued prior to January 1, 2003. As of December 31, 2011, the GMDB was $9.8 million.

        The Company also establishes liabilities for GMWB on its variable annuity products. The methods used to estimate the liabilities employ assumptions about mortality, lapses, policyholder behavior, equity market returns, interest rates, and market volatility. The Company assumes age-based mortality that is consistent with 61% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. As of December 31, 2011, the net GMWB liability balance was $147.1 million.

  Property and Casualty Insurance Products

        Property and casualty insurance products include service contract business, surety bonds, residual value insurance, guaranteed asset protection ("GAP"), credit-related coverages, and inventory protection products. Premiums for service contracts and GAP products are recognized based on expected claim patterns. For all other products, premiums are generally recognized over the terms of the contract on a pro-rata basis. Fee income from providing administrative services is recognized as earned when the related services are performed. Unearned premium reserves are maintained for the portion of the premiums that is related to the unexpired period of the policy. Benefit reserves are recorded when insured events occur. Benefit reserves include case basis reserves for known but unpaid claims as of the balance sheet date as well as incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date. The case basis reserves and IBNR are calculated based on historical experience and on assumptions relating to claim severity and frequency, the level of used vehicle prices, and other factors. These assumptions are modified as necessary to reflect anticipated trends.

Reinsurance

        The Company uses reinsurance extensively in certain of its segments. The following summarizes some of the key aspects of the Company's accounting policies for reinsurance.

        Reinsurance Accounting Methodology—The Company accounts for reinsurance under the ASC Financial Services-Insurance Topic.

        The Company's traditional life insurance products are subject to requirements under the ASC Financial Services-Insurance Topic and the recognition of the impact of reinsurance costs on the Company's financial statements is in line with the requirements of that standard. Ceded premiums are treated as an offset to direct premium and policy fee revenue and are recognized when due to the assuming company. Ceded claims are treated as an offset to direct benefits and settlement expenses and are recognized when the claim is incurred on a direct basis. Ceded policy reserve changes are also treated as an offset to benefits and settlement expenses and are recognized during the applicable financial reporting period. Expense allowances paid by the assuming companies are treated as an offset to other operating expenses. Since reinsurance treaties typically provide for allowance percentages that decrease over the lifetime of a policy, allowances in excess of the "ultimate" or final level allowance are capitalized. Amortization of capitalized reinsurance expense allowances is treated as an offset to direct amortization of DAC or VOBA. Amortization of deferred expense allowances is calculated as a level percentage of expected premiums in all durations given expected future lapses and mortality and accretion due to interest.

        The Company's short duration insurance contracts (primarily issued through the Asset Protection segment) are also subject to requirements under the ASC Financial Services-Insurance Topic and the recognition of the impact of reinsurance costs on the Company's financial statements are in line with the requirements of that standard. Reinsurance allowances include such acquisition costs as commissions and premium taxes. A ceding fee is also collected to cover other administrative costs and profits for the Company. Reinsurance allowances received are capitalized and charged to expense in proportion to premiums earned. Ceded unamortized acquisition costs are netted with direct unamortized acquisition costs in the balance sheet.

        The Company's universal life ("UL"), variable universal life, bank-owned life insurance ("BOLI"), and annuity products are subject to requirements under the ASC Financial Services-Insurance Topic and the recognition of the impact of reinsurance costs on the Company's financial statements are in line with the requirements of that standard. Ceded premiums and policy fees reduce premiums and policy fees recognized by the Company. Ceded claims are treated as an offset to direct benefits and settlement expenses and are recognized when the claim is incurred on a direct basis. Ceded policy reserve changes are also treated as an offset to benefits and settlement expenses and are recognized during the applicable valuation period. Commission and expense allowances paid by the assuming companies are treated as an offset to other operating expenses. Since reinsurance treaties typically provide for allowance percentages that decrease over the lifetime of a policy, allowances in excess of the "ultimate" or final level allowance are capitalized. Amortization of capitalized reinsurance expense allowances are amortized based on future expected gross profits. Assumptions regarding mortality, lapses, and interest rates are continuously reviewed and may be periodically changed. These changes will result in "unlocking" that changes the balance in the ceded deferred acquisition cost and can affect the amortization of DAC and VOBA. Ceded unearned revenue liabilities are also amortized based on expected gross profits. Assumptions are based on the best current estimate of expected mortality, lapses and interest spread.

        Reinsurance Allowances—The amount and timing of reinsurance allowances (both first year and renewal allowances) are contractually determined by the applicable reinsurance contract and may or may not bear a relationship to the amount and incidence of expenses actually paid by the ceding company. Many of the Company's reinsurance treaties do, in fact, have ultimate renewal allowances that exceed the direct ultimate expenses. Additionally, allowances are intended to reimburse the ceding company for some portion of the ceding company's commissions, expenses, and taxes. As a result, first year expenses paid by the Company may be higher than first year allowances paid by the reinsurer, and reinsurance allowances may be higher in later years than renewal expenses paid by the Company.

        The Company recognizes allowances according to the prescribed schedules in the reinsurance contracts, which may or may not bear a relationship to actual expenses incurred by the Company. A portion of these allowances is deferred while the non-deferrable allowances are recognized immediately as a reduction of other operating expenses. The Company's practice is to defer reinsurance allowances in excess of the ultimate allowance. This practice is consistent with the Company's practice of capitalizing direct expenses. While the recognition of reinsurance allowances is consistent with GAAP, in some cases non-deferred reinsurance allowances may exceed non-deferred direct costs, which may cause net other operating expenses to be negative.

        Ultimate reinsurance allowances are defined as the lowest allowance percentage paid by the reinsurer in any policy duration over the lifetime of a universal life policy (or through the end of the level term period for a traditional life policy). Ultimate reinsurance allowances are determined by the reinsurer and set by the individual contract of each treaty during the initial negotiation of each such contract. Ultimate reinsurance allowances and other treaty provisions are listed within each treaty and will differ between agreements since each reinsurance contract is a separately negotiated agreement. The Company uses the ultimate reinsurance allowances set by the reinsurers and contained within each treaty agreement to complete its accounting responsibilities.

        Amortization of Reinsurance Allowances—Reinsurance allowances do not affect the methodology used to amortize DAC and VOBA, or the period over which such DAC and VOBA are amortized. Reinsurance allowances offset the direct expenses capitalized, reducing the net amount that is capitalized. The amortization pattern varies with changes in estimated gross profits arising from the allowances. DAC and VOBA on traditional life policies are amortized based on the pattern of estimated gross premiums of the policies in force. Reinsurance allowances do not affect the gross premiums, so therefore they do not impact traditional life amortization patterns. DAC and VOBA on universal life products are amortized based on the pattern of estimated gross profits of the policies in force. Reinsurance allowances are considered in the determination of estimated gross profits, and therefore do impact amortization patterns.

        Reinsurance Liabilities—Claim liabilities and policy benefits are calculated consistently for all policies in accordance with GAAP, regardless of whether or not the policy is reinsured. Once the claim liabilities and policy benefits for the underlying policies are estimated, the amounts recoverable from the reinsurers are estimated based on a number of factors including the terms of the reinsurance contracts, historical payment patterns of reinsurance partners, and the financial strength and credit worthiness of reinsurance partners. Liabilities for unpaid reinsurance claims are produced from claims and reinsurance system records, which contain the relevant terms of the individual reinsurance contracts. The Company monitors claims due from reinsurers to ensure that balances are settled on a timely basis. Incurred but not reported claims are reviewed by the Company's actuarial staff to ensure that appropriate amounts are ceded.

        The Company analyzes and monitors the credit worthiness of each of its reinsurance partners to minimize collection issues. For newly executed reinsurance contracts with reinsurance companies that do not meet predetermined standards, the Company requires collateral such as assets held in trusts or letters of credit.

        Components of Reinsurance Cost—The following income statement lines are affected by reinsurance cost:

          Premiums and policy fees ("reinsurance ceded" on the Company's financial statements) represent consideration paid to the assuming company for accepting the ceding company's risks. Ceded premiums and policy fees increase reinsurance cost.

          Benefits and settlement expenses include incurred claim amounts ceded and changes in ceded policy reserves. Ceded benefits and settlement expenses decrease reinsurance cost.

          Amortization of deferred policy acquisition cost and VOBA reflects the amortization of capitalized reinsurance allowances. Ceded amortization decreases reinsurance cost.

          Other expenses include reinsurance allowances paid by assuming companies to the Company less amounts capitalized. Non-deferred reinsurance allowances decrease reinsurance cost.

        The Company's reinsurance programs do not materially impact the other income line of the Company's income statement. In addition, net investment income generally has no direct impact on the Company's reinsurance cost. However, it should be noted that by ceding business to the assuming companies, the Company forgoes investment income on the reserves ceded to the assuming companies. Conversely, the assuming companies will receive investment income on the reserves assumed which will increase the assuming companies' profitability on business assumed from the Company.

Accounting Pronouncements Recently Adopted

        ASU No. 2010-06—Fair Value Measurements and Disclosures—Improving Disclosures about Fair Value Measurements.    In January of 2010, the Financial Accounting Standards Board ("FASB") issued ASU No. 2010-06—Fair Value Measurements and Disclosures—Improving Disclosures about Fair Value Measurements. This Update provides amendments to Subtopic 820-10 that requires the following new disclosures. 1) A reporting entity should disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. 2) In the reconciliation for fair value measurements using significant unobservable inputs (Level 3), a reporting entity should present separately information about purchases, sales, issuances, and settlements (that is, on a gross basis rather than as one net number).

        This Update provides amendments to Subtopic 820-10 that clarifies existing disclosures. 1) A reporting entity should provide fair value measurement disclosures for each class of assets and liabilities. 2) A reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. Those disclosures are required for fair value measurements that fall in either Level 2 or Level 3. This Update also includes conforming amendments to the guidance on employers' disclosures about postretirement benefit plan assets (Subtopic 715-20). The conforming amendments to Subtopic 715-20 change the terminology from major categories of assets to classes of assets and provide a cross reference to the guidance in Subtopic 820-10 on how to determine appropriate classes to present fair value disclosures. This Update is effective for interim and annual reporting periods beginning after December 15, 2009, which the Company adopted for the period ending March 31, 2010, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures were adopted by the Company as of January 1, 2011. This Update did not have an impact on the Company's results of operations or financial position.

        ASU No. 2010-15—Financial Services—Insurance—How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments.    The amendments in this Update clarify that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer's interests. The entity should not combine general account and separate account interests in the same investment when assessing the investment for consolidation. Additionally, the amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. The amendments in this Update also provide guidance on how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation is required. This Update is effective for fiscal years beginning after December 15, 2010. For the Company this Update became effective January 1, 2011. This Update did not have an impact on the Company's results of operations or financial position.

        ASU No. 2010-20—Receivables—Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses.    The objective of this Update is to require disclosures that facilitate financial statement users in evaluating the nature of credit risk inherent in the portfolio of financing receivables (loans); how that risk is analyzed and assessed in arriving at the allowance for credit losses; and any changes and the reasons for those changes to the allowance for credit losses. The Update requires several new disclosures regarding the reserve for credit losses which was effective on December 31, 2010 and provisions related to troubled debt restructurings which became effective for fiscal periods beginning after June 30, 2011. The Company adopted the new disclosures in this Update for the annual reporting period ending December 31, 2010 and adopted the provisions related to troubled debt restructuring in the third quarter of 2011. This Update did not have an impact on the Company's results of operations or financial position.

        ASU No. 2010-28—Intangibles—Goodwill and Other—When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts.    The amendments in this Update modify Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. This Update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. This Update was effective for the Company as of January 1, 2011. This Update did not have an impact on the Company's results of operations or financial position.

        ASU No. 2010-29—Business Combinations—Disclosure of Supplementary Pro Forma Information for Business Combinations.    This Update does not change current accounting for business combinations, however it clarifies the current guidance regarding pro forma disclosures and requires a description of the nature and amount of material, nonrecurring pro forma adjustments to arrive at pro forma revenue and earnings. The amendments in this Update were effective prospectively for business combinations for which the acquisition date is on or after January 1, 2011. The Company applied this guidance to the pro forma information related to the reinsurance transaction with Liberty Life Insurance Company ("Liberty Life") as disclosed in Note 3—Significant Acquisitions. We will apply the guidance to all future acquisitions. There was no material impact to the adoption of this Update.

        ASU No. 2011-02—Receivables—A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring.    The objective of this Update is to evaluate whether a restructuring constitutes a troubled debt restructuring. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude that both of the following exist: 1) the restructuring constitutes a concession and 2) the debtor is experiencing financial difficulties. This Update also clarifies the guidance on a creditor's evaluation of whether it has granted a concession. The amendments in this Update are effective for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption. For the Company, this Update became effective on July 1, 2011. This Update did not have an impact on the Company's results of operations or financial position.

        ASU No. 2011-08—Intangibles—Goodwill and Other: Testing Goodwill for Impairment.    This Update is intended to reduce the complexity and cost of goodwill impairment testing by allowing an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment prior to the quantitative calculation required by current guidance. Under the amendments to Topic 350, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity determines it is not more likely than not that the fair value is less than the carrying amount, the two-step impairment process is not required. However, if an entity concludes otherwise, the two-step impairment test outlined in current guidance is required to be completed. This Update does not change the requirements or implementation of the current two-step impairment test. This Update was effective for the Company as of December 31, 2011. The Company implemented the guidance in ASU 2011-08 in its 2011 goodwill impairment test.

        ASU No. 2010-26—Financial Services—Insurance—Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts.    The objective of this Update is to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. This Update prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. It defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. This Update also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts. This Update was effective for the Company on January 1, 2012. The Company retrospectively adopted this Update, which resulted in a reduction in its deferred acquisition cost asset as well as a decrease in the amortization associated with those previously deferred costs. There was also a reduction in the level of costs the Company defers.

        ASU No. 2011-05—Comprehensive Income—Presentation of Comprehensive Income.    In this Update, a company has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in 1) a single continuous statement of comprehensive income, or 2) in two separate but consecutive statements. In both choices, a company is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The amendments in this Update do not change the items that must be reported in other comprehensive income, or the timing of its subsequent reclassification to net income. This Update was effective January 1, 2012 and the Company has implemented the two-page report format.

        ASU No. 2011-12—Comprehensive Income—Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.    This Update defers certain provisions of ASU No. 2011-05, notably those provisions which require entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements). These requirements were indefinitely deferred by ASU No. 2011-12 and will be further deliberated by the FASB at a future date. The FASB also decided that during the deferral period, entities would be required to comply with all existing requirements for reclassification adjustments in ASC 220, which indicates that "[a]n entity may display reclassification adjustments on the face of the financial statement in which comprehensive income is reported, or it may disclose reclassification adjustments in the notes to the financial statements". This Update was effective January 1, 2012. In accordance with this Update, the Company will defer the portion of the guidance in this Update that requires the presentation of reclassification adjustments on the Company's Statements of Net Income. In accordance with those portions of ASU 2011-05 that were not deferred by ASU 2011-12, the Company has displayed adjustments for reclassifications out of other comprehensive income on the Company's Statement of Comprehensive Income.

Accounting Pronouncements Not Yet Adopted

        ASU No. 2011-03—Transfers and Servicing—Reconsideration of Effective Control for Repurchase Agreements.    This Update amends the assessment of effective control for repurchase agreements to remove 1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and 2) the collateral maintenance implementation guidance related to the criterion. FASB determined that these criterion should not be a determining factor of effective control. This Update is effective for the first interim or annual period beginning on or after December 15, 2011. For the Company, the Update will be applied to all repurchase agreements beginning January 1, 2012. This Update will not have an impact on the Company's results of operations or financial position.

        ASU No. 2011-04—Fair Value Measurement—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.    The amendments in this Update result in common fair value measurement and disclosure requirements in GAAP and International Financial Reporting Standards ("IFRSs"). The amendments change the wording used to describe many of the requirements for measuring fair value and for disclosing information about fair value measurements. The intent of this Update was not to change the application of the requirements in Topic 820. Some of the amendments clarify the intent regarding the application of existing fair value measurement requirements. The Update did modify several principles or requirements for measuring fair value or for disclosing information about fair value measurements. These changes are effective for interim and annual periods beginning after December 15, 2011. This Update will not have an impact on the Company's results of operations or financial position.

        ASU No. 2011-11—Balance Sheet—Disclosures about Offsetting Assets and Liabilities.    This Update contains new disclosure requirements regarding the nature of an entity's rights of offset and related arrangements associated with its financial and derivative instruments. The new disclosures are designed to make financial statements that are prepared under GAAP more comparable to those prepared under IFRSs. Generally, it is more difficult to qualify for offsetting under IFRSs than it is under GAAP because under GAAP, certain derivative and repurchase arrangements are granted exceptions from the general offsetting model. As a result, entities with significant financial instrument and derivative portfolios that report under IFRSs typically present positions on their balance sheets that are significantly larger than those of entities with similarly sized portfolios whose financial statements are prepared in accordance with GAAP. To facilitate comparison between financial statements prepared under GAAP and IFRSs, the new disclosures will give financial statement users information about both gross and net exposures. This Update is effective January 1, 2013. This Update will not have an impact on the Company's results of operations or financial position.

SIGNIFICANT ACQUISITIONS	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACQUISITIONS
SIGNIFICANT ACQUISITIONS

3. SIGNIFICANT ACQUISITIONS

        On December 31, 2010, Protective Life Insurance Company ("PLICO"), the Company's principal operating subsidiary, completed the acquisition of all of the outstanding stock of United Investors Life Insurance Company ("United Investors"), pursuant to a Stock Purchase Agreement, between PLICO, Torchmark Corporation ("Torchmark") and its wholly owned subsidiaries, Liberty National Life Insurance Company ("Liberty National") and United Investors.

        The Company accounted for this transaction under the purchase method of accounting as required by FASB guidance under the ASC Business Combinations topic. This guidance requires that the total purchase price be allocated to the assets acquired and liabilities assumed based on their fair values at the acquisition date. The aggregate purchase price for United Investors was $363.3 million.

        On April 29, 2011, PLICO closed a previously announced and unrelated reinsurance transaction with Liberty Life under the terms of which PLICO reinsured substantially all of the life and health business of Liberty Life. The transaction closed in conjunction with Athene Holding Ltd's acquisition of Liberty Life from an affiliate of Royal Bank of Canada. The capital invested by PLICO in the transaction at closing was $321 million, including a $225 million ceding commission. In conjunction with the closing, PLICO invested $40 million in a surplus note issued by Athene Life Re. The Company accounted for this transaction in a manner consistent with the purchase method of accounting as required by FASB guidance under the ASC Business Combinations topic. This guidance requires that the total consideration paid be allocated to the assets acquired and liabilities assumed based on their fair values at the transaction date.

        The following table summarizes the fair values of the net assets acquired from the Liberty Life reinsurance transaction as of the transaction date:

Fair Value as of April 29, 2011
(Dollars In Thousands)
ASSETS
Investments	$1,768,297
Cash	35,959
Accrued investment income	154
Accounts and premiums receivable, net	877
Reinsurance receivable	9,511
Value of business acquired	135,876
Other assets	1

Total assets	1,950,675
LIABILITIES
Policy liabilities and accrual	1,665,294
Annuity account balances	4,420
Other policyholders' funds	24,977
Other liabilities	30,834

Total liabilities	1,725,525
NET ASSETS ACQUIRED	$225,150

        The following (unaudited) pro forma condensed consolidated results of operations assumes that the aforementioned transactions with Liberty Life and United Investors were completed as of January 1, 2010:

	Unaudited For The Year Ended December 31,
	2011		2010
	(Dollars In Thousands)
Revenue	$3,648,971	(1)	$3,482,514
Net income	$316,429	(2)	$272,436
EPS—basic	$3.71		$3.15
EPS—diluted	$3.66		$3.11
(1)
Includes $175.9 million and $105.9 million of total revenue for Liberty Life and United Investors, respectively, since the transaction date for the year ended December 31, 2011.

(2)
Includes $38.2 million and $24.3 million of pre-tax income for Liberty Life and United Investors, respectively, since the transaction date for the year ended December 31, 2011.

INVESTMENT OPERATIONS	12 Months Ended
Dec. 31, 2011
INVESTMENT OPERATIONS
INVESTMENT OPERATIONS

4. INVESTMENT OPERATIONS

        Major categories of net investment income are summarized as follows:

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Fixed maturities	$1,416,861	$1,302,226	$1,305,738
Equity securities	21,274	18,516	21,700
Mortgage loans	336,542	311,253	249,849
Investment real estate	3,459	3,180	3,666
Short-term investments	69,791	72,803	110,198

	1,847,927	1,707,978	1,691,151
Other investment expenses	27,284	24,302	26,115

Net investment income	$1,820,643	$1,683,676	$1,665,036

        Net realized investment gains (losses) for all other investments are summarized as follows:

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Fixed maturities	$80,180	$50,056	$5,323
Equity securities	9,194	6,488	14,312
Impairments on fixed maturity securities	(47,442)	(39,696)	(160,473)
Impairments on equity securities	—	(1,814)	(19,572)
Modco trading portfolio	164,224	109,399	285,178
Other investments	(18,683)	(11,577)	(4,619)

Total realized gains (losses)—investments	$187,473	$112,856	$120,149

        For the year ended December 31, 2011, gross realized gains on investments available-for-sale (fixed maturities, equity securities, and short-term investments) were $104.8 million and gross realized losses were $62.1 million, including $46.7 million of impairment losses. The $46.7 million excludes $0.7 million of impairment losses in the trading portfolio for the year ended December 31, 2011. For the year ended December 31, 2010, gross realized gains on investments available-for-sale (fixed maturities, equity securities, and short-term investments) were $98.2 million and gross realized losses were $82.9 million, including $41.3 million of impairment losses. The $41.3 million excludes $0.3 million of impairment losses in the trading portfolio for the year ended December 31, 2010. For the year ended December 31, 2009, gross realized gains on investments available-for-sale (fixed maturities, equity securities, and short-term investments) were $41.6 million and gross realized losses were $196.2 million, including $174.2 million of impairment losses.

        The $9.2 million of gains included in equity securities for the year ended December 31, 2011, primarily relates to gains of $6.9 million on securities that have recovered in value as the issuer exited bankruptcy and $1.2 million that relates to gains recognized on the sale of Federal National Mortgage Association preferreds.

        For the year ended December 31, 2011, the Company sold securities in an unrealized gain position with a fair value (proceeds) of $2.2 billion. The gain realized on the sale of these securities was $104.8 million. For the year ended December 31, 2010, the Company sold securities in an unrealized gain position with a fair value (proceeds) of $2.9 billion. The gain realized on the sale of these securities was $98.2 million. For the year ended December 31, 2009, the Company sold securities in an unrealized gain position with a fair value (proceeds) of $2.2 billion. The gain realized on the sale of these securities was $41.6 million.

        For the year ended December 31, 2011, the Company sold securities in an unrealized loss position with a fair value (proceeds) of $264.0 million. The loss realized on the sale of these securities was $15.4 million. The Company made the decision to exit these holdings in order to reduce its European financial exposure.

        For the year ended December 31, 2010, the Company sold securities in an unrealized loss position with a fair value (proceeds) of $705.5 million. The loss realized on the sale of these securities was $41.6 million. For the year ended December 31, 2009, the Company sold securities in an unrealized loss position with a fair value (proceeds) of $302.1 million. The loss realized on the sale of these securities was $22.0 million.

        Certain European countries have experienced varying degrees of financial stress. Risks from the continued debt crisis in Europe could continue to disrupt the financial markets which could have a detrimental impact on global economic conditions and on sovereign and non-sovereign obligations. Although the financial relief plan announced by European leaders on October 27, 2011, initially drew favorable responses from the financial markets, details remain to be negotiated and implementation is subject to certain contingencies and risks. There remains considerable uncertainty as to future developments in the European debt crisis and the impact on financial markets. For the year ended December 31, 2011, the Company recorded $28.6 million of impairments and credit related losses related to our European holdings, which resulted in a charge to earnings. The chart shown below includes the Company's non-sovereign fair value exposures in these countries as of December 31, 2011. As of December 31, 2011, the Company had no unfunded exposure and had no direct sovereign fair value exposure.

	Non-sovereign Debt
			Total Gross Funded Exposure
Financial Instrument and Country	Financial	Non-financial
	(Dollars In Millions)
Securities:
United Kingdom	$372.1	$347.2	$719.3
Switzerland	131.0	193.6	324.6
France	127.4	78.3	205.7
Sweden	163.5	—	163.5
Netherlands	81.9	66.4	148.3
Spain	38.7	79.0	117.7
Belgium	—	103.1	103.1
Germany	31.8	62.3	94.1
Ireland	5.3	82.2	87.5
Luxembourg	—	50.1	50.1
Italy	—	40.9	40.9
Norway	—	13.9	13.9

Total securities	951.7	1,117.0	2,068.7
Derivatives:
Germany	3.8	—	3.8

	$955.5	$1,117.0	$2,072.5

        The amortized cost and fair value of the Company's investments classified as available-for-sale as of December 31, are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Total OTTI Recognized in OCI(1)
	(Dollars In Thousands)
2011
Fixed maturities:
Bonds
Residential mortgage-backed securities	$2,345,578	$82,594	$(86,042)	$2,342,130	$(47,806)
Commercial mortgage-backed securities	531,322	24,466	(4,229)	551,559	—
Other asset-backed securities	997,398	6,529	(90,898)	913,029	(6,559)
U.S. government-related securities	1,150,525	65,212	(58)	1,215,679	—
Other government-related securities	88,058	4,959	—	93,017	—
States, municipals, and political subdivisions	1,154,374	173,408	—	1,327,782	—
Corporate bonds	16,910,738	1,920,142	(250,595)	18,580,285	1,787

	23,177,993	2,277,310	(431,822)	25,023,481	(52,578)
Equity securities	328,833	5,993	(16,635)	318,191	(74)
Short-term investments	15,649	—	—	15,649	—

	$23,522,475	$2,283,303	$(448,457)	$25,357,321	$(52,652)

2010
Fixed maturities:
Bonds
Residential mortgage-backed securities	$2,552,207	$49,970	$(113,051)	$2,489,126	$(19,385)
Commercial mortgage-backed securities	169,530	6,429	(933)	175,026	—
Other asset-backed securities	966,536	679	(59,824)	907,391	(714)
U.S. government-related securities	1,136,477	33,999	(2,881)	1,167,595	—
Other government-related securities	195,478	5,744	(15)	201,207	—
States, municipals, and political subdivisions	983,392	8,754	(22,535)	969,611	—
Corporate bonds	15,023,322	944,896	(177,186)	15,791,032	5,992

	21,026,942	1,050,471	(376,425)	21,700,988	(14,107)
Equity securities	337,740	15,089	(5,282)	347,547	(28)
Short-term investments	238,537	—	—	238,537	—

	$21,603,219	$1,065,560	$(381,707)	$22,287,072	$(14,135)

(1)
These amounts are included in the gross unrealized gains and gross unrealized losses columns above.

        As of December 31, 2011 and 2010, the Company had an additional $3.0 billion and $3.0 billion of fixed maturities, $17.0 million and $11.9 million of equity securities, and $85.8 million and $114.3 million of short-term investments classified as trading securities, respectively.

        The amortized cost and fair value of available-for-sale fixed maturities as of December 31, 2011, by expected maturity, are shown below. Expected maturities of securities without a single maturity date are allocated based on estimated rates of prepayment that may differ from actual rates of prepayment.

	Amortized Cost	Fair Value
	(Dollars In Thousands)
Due in one year or less	$565,556	$574,037
Due after one year through five years	4,397,791	4,554,896
Due after five years through ten years	5,924,918	6,353,617
Due after ten years	12,289,728	13,540,931

	$23,177,993	$25,023,481

        Each quarter the Company reviews investments with unrealized losses and tests for other-than-temporary impairments. The Company analyzes various factors to determine if any specific other-than-temporary asset impairments exist. These include, but are not limited to: 1) actions taken by rating agencies, 2) default by the issuer, 3) the significance of the decline, 4) an assessment of the Company's intent to sell the security (including a more likely than not assessment of whether the Company will be required to sell the security) before recovering the security's amortized cost, 5) the time period during which the decline has occurred, 6) an economic analysis of the issuer's industry, and 7) the financial strength, liquidity, and recoverability of the issuer. Management performs a security by security review each quarter in evaluating the need for any other-than-temporary impairments. Although no set formula is used in this process, the investment performance, collateral position, and continued viability of the issuer are significant measures considered, and in some cases, an analysis regarding the Company's expectations for recovery of the security's entire amortized cost basis through the receipt of future cash flows is performed. Once a determination has been made that a specific other-than-temporary impairment exists, the security's basis is adjusted and an other-than-temporary impairment is recognized. Equity securities that are other-than-temporarily impaired are written down to fair value with a realized loss recognized in earnings. Other-than-temporary impairments to debt securities that the Company does not intend to sell and does not expect to be required to sell before recovering the security's amortized cost are written down to discounted expected future cash flows ("post impairment cost") and credit losses are recorded in earnings. The difference between the securities' discounted expected future cash flows and the fair value of the securities is recognized in other comprehensive income (loss) as a non-credit portion of the recognized other-than-temporary impairment. When calculating the post impairment cost for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and other asset-backed securities (collectively referred to as asset-backed securities or "ABS"), the Company considers all known market data related to cash flows to estimate future cash flows. When calculating the post impairment cost for corporate debt securities, the Company considers all contractual cash flows to estimate expected future cash flows. To calculate the post impairment cost, the expected future cash flows are discounted at the original purchase yield. Debt securities that the Company intends to sell or expects to be required to sell before recovery are written down to fair value with the change recognized in earnings.

        During the year ended December 31, 2011, the Company recorded pre-tax other-than-temporary impairments of investments of $62.3 million. Of the $62.3 million of impairments for the year ended December 31, 2011, $47.4 million was recorded in earnings and $14.9 million was recorded in other comprehensive income (loss). For the year ended December 31, 2011, there was $62.3 million of pre-tax other-than-temporary impairments related to debt securities and no impairments related to equity securities. For the year ended December 31, 2011, pre-tax other-than-temporary impairments related to debt securities that the Company does not intend to sell and does not expect to be required to sell prior to recovering amortized cost were $52.8 million, with $37.9 million of credit losses recorded on debt securities in earnings and $14.9 million of non-credit losses recorded in other comprehensive income (loss). During the same period, other-than-temporary impairments related to debt securities that the Company intends to sell or expects to be required to sell were $9.5 million and were recorded in earnings.

        During the year ended December 31, 2010, the Company recorded other-than-temporary impairments of investments of $75.3 million. Of the $75.3 million of impairments for the year ended December 31, 2010, $41.5 million was recorded in earnings and $33.8 million was recorded in other comprehensive income (loss). For the year ended December 31, 2010, there was $2.5 million of other-than-temporary impairments related to equity securities. For the year ended December 31, 2010, there was $72.8 million of other-than-temporary impairments related to debt securities. During this period, there was no other-than-temporary impairments related to debt securities or equity securities that the Company intends to sell or expects to be required to sell.

        During the year ended December 31, 2009, the Company recorded other-than-temporary impairments of investments of $227.8 million. Of the $227.8 million of impairments for the year ended December 31, 2009, $180.1 million was recorded in earnings and $47.7 million was recorded in other comprehensive income (loss). For the year ended December 31, 2009, there was $19.6 million of other-than-temporary impairments related to equity securities and $208.2 million of other-than-temporary impairments related to debt securities. For the year ended December 31, 2009, other-than-temporary impairments related to debt securities that the Company does not intend to sell and does not expect to be required to sell prior to recovering amortized cost were $177.8 million, with $130.1 million of credit losses recorded on debt securities in earnings and $47.7 million of non-credit losses recorded in other comprehensive income (loss). During the same period, other-than-temporary impairments related to debt securities that the Company intends to sell or expects to be required to sell were $30.4 million and were recorded in earnings

        The following chart is a rollforward of available-for-sale credit losses on debt securities held by the Company for which a portion of an other-than-temporary impairment was recognized in other comprehensive income (loss):

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Beginning balance	$39,427	$25,076	$—
Additions for newly impaired securities	12,731	27,029	80,205
Additions for previously impaired securities	20,650	4,970	7,136
Reductions for previously impaired securities due to a change in expected cash flows	—	—	(32,451)
Reductions for previously impaired securities that were sold in the current period	(3,089)	(17,648)	(29,687)
Other	—	—	(127)

Ending balance	$69,719	$39,427	$25,076

        The following table includes the gross unrealized losses and fair value of the Company's investments that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2011:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars In Thousands)
Residential mortgage-backed securities	$277,858	$(15,447)	$527,120	$(70,595)	$804,978	$(86,042)
Commercial mortgage-backed securities	78,892	(4,229)	—	—	78,892	(4,229)
Other asset-backed securities	531,653	(32,074)	190,639	(58,824)	722,292	(90,898)
U.S. government-related securities	21,311	(58)	—	—	21,311	(58)
Other government-related securities	—	—	—	—	—	—
States, municipalities, and political subdivisions	—	—	—	—	—	—
Corporate bonds	1,880,931	(132,297)	526,333	(118,298)	2,407,264	(250,595)
Equities	50,638	(8,436)	22,295	(8,199)	72,933	(16,635)

	$2,841,283	$(192,541)	$1,266,387	$(255,916)	$4,107,670	$(448,457)

        The RMBS have a gross unrealized loss greater than twelve months of $70.6 million as of December 31, 2011. These losses relate to a widening in spreads and defaults as a result of continued weakness in the residential housing market which have reduced the fair value of the RMBS holdings. Factors such as the credit enhancement within the deal structure, the average life of the securities, and the performance of the underlying collateral support the recoverability of these investments.

        The other asset-backed securities have a gross unrealized loss greater than twelve months of $58.8 million as of December 31, 2011. This category predominately includes student-loan backed auction rate securities, the underlying collateral, of which is at least 97% guaranteed by the Federal Family Education Loan Program ("FFELP"). These unrealized losses have occurred within the Company's auction rate securities ("ARS") portfolio since the market collapse during 2008. At this time, the Company has no reason to believe that the U.S. Department of Education would not honor the FFELP guarantee, if it were necessary. In addition, the Company has the ability and intent to hold these securities until their values recover or until maturity.

        The corporate bonds category has gross unrealized losses greater than twelve months of $118.3 million as of December 31, 2011. These losses relate primarily to fluctuations in credit spreads. The aggregate decline in market value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered include credit ratings, the financial health of the issuer, the continued access of the issuer to capital markets, and other pertinent information including the Company's ability and intent to hold these securities to recovery.

        The equities category has a gross unrealized loss greater than twelve months of $8.2 million as of December 31, 2011. These losses primarily relate to a widening in credit spreads on perpetual preferred stock holdings. The aggregate decline in market value of these securities was deemed temporary due to factors supporting the recoverability of the respective investments. Positive factors include credit ratings, the financial health of the issuer, the continued access of the issuer to the capital markets, and other pertinent information including the Company's ability and intent to hold these securities to recovery.

        The Company does not consider these unrealized loss positions to be other-than-temporary, based on the factors discussed and because the Company has the ability and intent to hold these investments until the fair values recover, and does not intend to sell or expect to be required to sell the securities before recovering the Company's amortized cost of debt securities.

        The following table includes the gross unrealized losses and fair value of the Company's investments that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars In Thousands)
Residential mortgage-backed securities	$209,113	$(3,165)	$1,143,254	$(109,886)	$1,352,367	$(113,051)
Commercial mortgage-backed securities	25,679	(933)	—	—	25,679	(933)
Other asset-backed securities	195,426	(17,164)	625,043	(42,660)	820,469	(59,824)
U.S. government-related securities	138,499	(2,881)	—	—	138,499	(2,881)
Other government-related securities	33,936	(8)	14,993	(7)	48,929	(15)
States, municipalities, and political subdivisions	569,660	(22,535)	—	—	569,660	(22,535)
Corporate bonds	2,264,649	(82,343)	835,655	(94,843)	3,100,304	(177,186)
Equities	11,950	(3,321)	13,544	(1,961)	25,494	(5,282)

	$3,448,912	$(132,350)	$2,632,489	$(249,357)	$6,081,401	$(381,707)

        The RMBS have a gross unrealized loss greater than twelve months of $109.9 million as of December 31, 2010. These losses relate to a widening in spreads and defaults as a result of continued weakness in the residential housing market which have reduced the fair value of the RMBS holdings. Factors such as the credit enhancement within the deal structure, the average life of the securities, and the performance of the underlying collateral support the recoverability of the investments.

        The other asset-backed securities have a gross unrealized loss greater than twelve months of $42.7 million as of December 31, 2010. This category predominately includes student-loan backed auction rate securities, the underlying collateral of which is at least 97% FFELP guaranteed. These losses relate to the ARS market collapse during 2008. At this time, the Company has no reason to believe that the U.S. Department of Education would not honor the FFELP guarantee, if it were necessary. In addition, the Company has the ability and intent to hold these securities until their values recover or maturity.

        The corporate bonds category has gross unrealized losses greater than twelve months of $94.8 million as of December 31, 2010. These losses relate primarily to fluctuations in credit spreads. The aggregate decline in market value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered include credit ratings, the financial health of the issuer, the continued access of the issuer to capital markets, and other pertinent information including the Company's ability and intent to hold these securities to recovery.

        The Company does not consider these unrealized loss positions to be other-than-temporary, based on the factors discussed and because the Company has the ability and intent to hold these investments until the fair values recover, and does not intend to sell or expect to be required to sell the securities before recovering the Company's amortized cost of debt securities.

        As of December 31, 2011, the Company had securities in its available-for-sale portfolio which were rated below investment grade of $1.7 billion and had an amortized cost of $1.9 billion. In addition, included in the Company's trading portfolio, the Company held $232.7 million of securities which were rated below investment grade. Approximately $357.9 million of the below investment grade securities were not publicly traded.

        The change in unrealized gains (losses), net of income tax, on fixed maturity and equity securities, classified as available-for-sale is summarized as follows:

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Fixed maturities	$761,437	$696,758	$1,686,669
Equity securities	(13,292)	9,701	33,067

        Certain investments, consisting of fixed maturities, equities, and investment real estate, with a carrying value of $2.1 million were non-income producing for the year ended December 31, 2011.

        Included in the Company's invested assets are $879.8 million of policy loans as of December 31, 2011. The interest rates on standard policy loans range from 3.0% to 8.0%. The collateral loans on life insurance policies have an interest rate of 13.64%.

Securities Lending

        In prior periods, the Company participated in securities lending, primarily as an enhancement to its investment yield. Securities that the Company held as investments were loaned to third parties for short periods of time. The Company required initial collateral, in the form of short-term investments, which equaled 102% of the market value of the loaned securities.

        During the second quarter of 2011, the Company discontinued this program. Certain collateral assets, which the Company previously intended to ultimately dispose of and on which it recorded an other-than-temporary impairment of $1.3 million, were instead retained by the Company and are included in its fixed maturities as of December 31, 2011. The Company currently does not have any intent to sell these securities, nor does the Company anticipate being required to sell them.

Mortgage Loans

        Refer to Note 10, Mortgage Loans for information on the Company's mortgage loan portfolio.

DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED	12 Months Ended
Dec. 31, 2011
DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED.
DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

5. DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

        On January 1, 2012, the Company adopted ASU No. 2010-26—Financial Services—Insurance—Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. The objective of this Update is to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. This Update prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. It defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. This Update also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts. The Company retrospectively adopted this Update, which resulted in a reduction in its deferred acquisition cost asset on the date of adoption and for periods prior to January 1, 2012 as well as a decrease in the recorded amortization associated with those previously deferred costs. There was also a reduction in the level of costs the Company defers.

        The charts shown below summarize the effect of these adjustments on the Company's balance sheets as of December 31, 2011 and 2010 (only balances impacted by the Update are presented).

	As of December 31, 2011
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Assets:
Deferred policy acquisition costs and value of business acquired	$4,036,757	$3,248,041	$(788,716)
Total Assets	$52,932,085	$52,143,369	$(788,716)
Liabilities:
Deferred income taxes	$1,540,397	$1,260,629	$(279,768)
Total liabilities	$48,712,370	$48,432,602	$(279,768)
Equity:
Retained earnings	$2,719,492	$2,191,319	$(528,173)
Accumulated other comprehensive income (loss):
Net unrealized gain (losses) on investments, net of income tax	1,074,878	1,094,103	19,225
Total Equity	$4,219,715	$3,710,767	$(508,948)
Total liabilities and shareowners' equity	$52,932,085	$52,143,369	$(788,716)

	As of December 31, 2010
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Assets:
Deferred policy acquisition costs and value of business acquired	$3,851,743	$3,092,580	$(759,163)
Total Assets	$47,562,786	$46,803,623	$(759,163)
Liabilities:
Deferred income taxes	$1,022,130	$752,866	$(269,264)
Total liabilities	$44,232,683	$43,963,419	$(269,264)
Equity:
Retained earnings	$2,432,925	$1,928,430	$(504,495)
Accumulated other comprehensive income (loss):
Net unrealized gain (losses) on investments, net of income tax	362,321	376,917	14,596
Total Equity	$3,330,103	$2,840,204	$(489,899)
Total liabilities and shareowners' equity	$47,562,786	$46,803,623	$(759,163)

        The charts shown below summarize the effect of the adjustments on the Company's income statement for the years ended December 31, 2011, 2010, and 2009 (only balances impacted by the Update are presented).

	For The Year Ended December 31, 2011
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Expenses:
Amortization of deferred policy acquisition costs and value of business acquired	$315,923	$264,993	$(50,930)
Other operating expenses	509,594	597,200	87,606
Total benefits and expenses	3,058,990	3,095,666	36,676
Income before income tax	507,152	470,476	(36,676)
Income tax (benefit) expense	167,837	154,839	(12,998)
Net income	$339,315	$315,637	$(23,678)
Less: Net loss attributable to noncontrolling interests	245	245	—
Net Income available to PLC's common shareowners	$339,070	$315,392	$(23,678)
Net income available to PLC's common shareowners—basic	$3.98	$3.70	$(0.28)
Net income available to PLC's common shareowners—diluted	$3.92	$3.65	$(0.27)

	For The Year Ended December 31, 2010
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Expenses:
Amortization of deferred policy acquisition costs and value of business acquired	$209,722	$164,963	$(44,759)
Other operating expenses	409,741	508,591	98,850
Total benefits and expenses	2,708,892	2,762,983	54,091
Income before income tax	388,863	334,772	(54,091)
Income tax (benefit) expense	129,067	109,903	(19,164)
Net income	$259,796	$224,869	$(34,927)
Less: Net loss attributable to noncontrolling interests	(445)	(445)	—
Net Income available to PLC's common shareowners	$260,241	$225,314	$(34,927)
Net income available to PLC's common shareowners—basic	$3.01	$2.60	$(0.41)
Net income available to PLC's common shareowners—diluted	$2.97	$2.57	$(0.40)

	For The Year Ended December 31, 2009
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Expenses:
Amortization of deferred policy acquisition costs and value of business acquired	$345,569	$277,882	$(67,687)
Other operating expenses	327,700	429,980	102,280
Total benefits and expenses	2,651,248	2,685,841	34,593
Income before income tax	416,778	382,185	(34,593)
Income tax (benefit) expense	145,290	133,048	(12,242)
Net income	$271,488	$249,137	$(22,351)
Less: Net loss attributable to noncontrolling interests	—	—	—
Net Income available to PLC's common shareowners	$271,488	$249,137	$(22,351)
Net income available to PLC's common shareowners—basic	$3.37	$3.10	$(0.27)
Net income available to PLC's common shareowners—diluted	$3.34	$3.07	$(0.27)

        The charts shown below summarize the effect of the adjustments on the Company's cash flow statement for the years ended December 31, 2011, 2010, and 2009 (only balances impacted by the Update are presented).

	For The Year Ended December 31, 2011
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$339,315	$315,637	$(23,678)
Amortization of deferred policy acquisition costs and value of business acquired	315,923	264,993	(50,930)
Capitalization of deferred policy acquisition costs	(453,761)	(366,156)	87,605
Deferred income tax	98,890	85,893	(12,997)
Other, net	97,382	97,382	—

Change to net cash (used in) provided by operating activities	$397,749	$397,749	$—

	For The Year Ended December 31, 2010
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$259,796	$224,869	$(34,927)
Amortization of deferred policy acquisition costs and value of business acquired	209,722	164,963	(44,759)
Capitalization of deferred policy acquisition costs	(480,383)	(382,553)	97,830
Deferred income tax	101,317	82,516	(18,801)
Other, net	(8,631)	(7,974)	657

Change to net cash (used in) provided by operating activities	$81,821	$81,821	$—

	For The Year Ended December 31, 2009
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$271,488	$249,137	$(22,351)
Amortization of deferred policy acquisition costs and value of business acquired	345,569	277,882	(67,687)
Capitalization of deferred policy acquisition costs	(408,001)	(377,013)	30,988
Deferred income tax	66,651	79,817	13,166
Other, net	88,608	134,492	45,884

Change to net cash (used in) provided by operating activities	$364,315	$364,315	$—

Deferred policy acquisition costs

        The balances and changes in DAC are as follows:

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Balance, beginning of period	$2,124,327	$1,992,246
Capitalization of commissions, sales, and issue expenses	370,830	360,665
Amortization	(215,600)	(93,928)
Change in unrealized investment gains and losses	(59,656)	(134,656)

Balance, end of period	$2,219,901	$2,124,327

Value of business acquired

        The balances and changes in VOBA are as follows:

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Balance, beginning of period	$968,253	$943,069
Acquisitions	137,418	75,351
Amortization	(66,163)	(57,797)
Change in unrealized gains and losses	(21,907)	—
Other	10,539	7,630

Balance, end of period	$1,028,140	$968,253

        The expected amortization of VOBA for the next five years is as follows:

Years	Expected Amortization
(Dollars In Thousands)
2012	$76,152
2013	67,129
2014	59,232
2015	51,455
2016	46,744

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
GOODWILL

6. GOODWILL

        The changes in the carrying amount of goodwill by segment are as follows:

	Life Marketing	Acquisitions	Asset Protection	Corporate and Other	Total Consolidated
	(Dollars In Thousands)
Balance as of December 31, 2009	$10,192	$44,910	$62,671	$83	$117,856
Tax benefit of excess tax goodwill	—	(3,098)	—	—	(3,098)

Balance as of December 31, 2010	10,192	41,812	62,671	83	114,758
Tax benefit of excess tax goodwill	—	(3,099)	—	—	(3,099)

Balance as of December 31, 2011	$10,192	$38,713	$62,671	$83	$111,659

        During the year ended December 31, 2011, the Company decreased its goodwill balance by approximately $3.1 million. The decrease was due to an adjustment in the Acquisitions segment related to tax benefits realized during 2011 on the portion of tax goodwill in excess of GAAP basis goodwill. As of December 31, 2011, the Company had an aggregate goodwill balance of $111.7 million.

        During the year ended December 31, 2010, the Company decreased its goodwill balance by approximately $3.1 million. The decrease was due to an adjustment in the Acquisitions segment related to tax benefits realized during 2010 on the portion of tax goodwill in excess of GAAP basis goodwill. As of December 31, 2010, the Company had an aggregate goodwill balance of $114.8 million.

        Accounting for goodwill requires an estimate of the future profitability of the associated lines of business to assess the recoverability of the capitalized acquisition goodwill. The Company evaluates the carrying value of goodwill at the segment (or reporting unit) level at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: 1) a significant adverse change in legal factors or in business climate, 2) unanticipated competition, or 3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company first determines through qualitative analysis whether relevant events and circumstances indicate that it is more likely than not that segment goodwill balances are impaired as of the testing date. If it is determined that it is more likely than not that impairment exists, the Company compares its estimate of the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The Company utilizes a fair value measurement (which includes a discounted cash flows analysis) to assess the carrying value of the reporting units in consideration of the recoverability of the goodwill balance assigned to each reporting unit as of the measurement date. The Company's material goodwill balances are attributable to certain of its operating segments (which are each considered to be reporting units). The cash flows used to determine the fair value of the Company's reporting units are dependent on a number of significant assumptions. The Company's estimates, which consider a market participant view of fair value, are subject to change given the inherent uncertainty in predicting future results and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, capital limitations, new product introductions, and specific industry and market conditions. Additionally, the discount rate used is based on the Company's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows. As of December 31, 2011, the Company performed its annual evaluation of goodwill and determined that no adjustment to impair goodwill was necessary.

        The Company also considers its market capitalization in assessing the reasonableness of the fair values estimated for its reporting units in connection with its goodwill impairment testing. The Company believes that its market capitalization at December 31, 2011 is not representative of the underlying fair value of its reporting units, due primarily to the following:

  •
  concerns about future earnings growth;

  •
  negative market sentiment;

  •
  different valuation methodologies that resulted in lower valuation;

  •
  increased risk premium for holding investments in non-agency mortgage-backed securities;

  •
  increased risk premium for holding commercial mortgage loans.

        While the concerns outlined above continue to negatively affect the Company's market capitalization, it is the Company's belief that the following factors support the underlying stability and growth potential of its reporting units:

  •
  The Company's position is shared by many others in the industry, and its ratio of market value to book value is in line with peer company averages.

  •
  The Company has experienced improved credit and financial strength ratings over the past 3 years.

  •
  Operating earnings continue to exceed projections.

  •
  Risk-based-capital is near its highest ever level, indicating a strong financial position.

  •
  The Company experienced impairment losses in 2010 and 2011 which were below projected levels.

  •
  Problem loans within the Company's mortgage loan portfolio are within historical norms, and are not expected to have an adverse affect on the Company's liquidity.

  •
  Overall, the performance of the Company's investment portfolio is in line with its expectations.

        While continued deterioration of or adverse market conditions for certain businesses may have a significant impact on the fair value of the Company's reporting units, in the Company's view, the key assumptions used in its estimates of fair value of its reporting units continue to be adequate, and market capitalization being below book value did not result in a triggering or impairment event

CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS	12 Months Ended
Dec. 31, 2011
CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS
CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

        The Company issues variable universal life and variable annuity products through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. The Company also offers, for our variable annuity products, various account value guarantees upon death. The most significant of these guarantees involve 1) return of the highest anniversary date account value, or 2) return of the greater of the highest anniversary date account value or the last anniversary date account value compounded at 5% interest or 3) return of premium. The GMDB reserve is calculated by applying a benefit ratio, equal to the present value of total expected GMDB claims divided by the present value of total expected contract assessments, to cumulative contract assessments. This amount is then adjusted by the amount of cumulative GMDB claims paid and accrued interest. Assumptions used in the calculation of the GMDB reserve were as follows: mean investment performance of 8.5%, age-based mortality consistent with 61% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table, lapse rates ranging from 1% - 25% (depending on product type and duration), and an average discount rate of 6.3%. Changes in the GMDB reserve are included in benefits and settlement expenses in the accompanying consolidated statements of income.

        The variable annuity separate account balances subject to GMDB were $6.2 billion as of December 31, 2011. The total guaranteed amount payable based on variable annuity account balances as of December 31, 2011, was $332.1 million (including $317.7 million in the Annuities segment and $14.4 million in the Acquisitions segment) with a GMDB reserve of $0.3 million in the Acquisitions segment. The average attained age of contract holders as of December 31, 2011 for the Company was 67.

        These amounts exclude the variable annuity business of the Chase Insurance Group, which consisted of five insurance companies that manufactured and administered traditional life insurance and annuity products and four non-insurance companies (which collectively are referred to as the "Chase Insurance Group") which has been 100% reinsured to CALIC, under a Modco agreement. The guaranteed amount payable associated with the annuities reinsured to CALIC was $33.3 million and is included in the Acquisitions segment. The average attained age of contract holders as of December 31, 2011, was 63.

        Activity relating to GMDB reserves (excluding those 100% reinsured under the Modco agreement) is as follows:

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Beginning balance	$6,412	$342	$1,205
Incurred guarantee benefits	7,171	11,799	10,193
Less: Paid guarantee benefits	3,785	5,729	11,056

Ending balance	$9,798	$6,412	$342

        Account balances of variable annuities with guarantees invested in variable annuity separate accounts are as follows:

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Equity mutual funds	$3,972,729	$3,149,445
Fixed income mutual funds	2,185,654	1,279,639

Total	$6,158,383	$4,429,084

        Certain of the Company's fixed annuities and universal life products have a sales inducement in the form of a retroactive interest credit ("RIC"). In addition, certain annuity contracts provide a sales inducement in the form of a bonus interest credit. The Company maintains a reserve for all interest credits earned to date. The Company defers the expense associated with the RIC and bonus interest credits each period and amortizes these costs in a manner similar to that used for DAC.

        Activity in the Company's deferred sales inducement asset was as follows:

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Deferred asset, beginning of period	$112,147	$116,298	$99,132
Amounts deferred	29,472	25,587	24,506
Amortization	(16,092)	(29,738)	(7,340)

Deferred asset, end of period	$125,527	$112,147	$116,298

REINSURANCE	12 Months Ended
Dec. 31, 2011
REINSURANCE
REINSURANCE

8. REINSURANCE

        The Company reinsures certain of its risks with (cedes), and assumes risks from, other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Under yearly renewable term agreements, the Company reinsures only the mortality risk, while under coinsurance the Company reinsures a proportionate share of all risks arising under the reinsured policy. Under coinsurance, the reinsurer receives a proportionate share of the premiums less commissions and is liable for a corresponding share of all benefit payments. Modified coinsurance is accounted for similar to coinsurance except that the liability for future policy benefits is held by the ceding company, and settlements are made on a net basis between the companies.

        Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to us under the terms of the reinsurance agreements. The Company continues to monitor the consolidation of reinsurers and the concentration of credit risk the Company has with any reinsurer, as well as the financial condition of its reinsurers. As of December 31, 2011, the Company had reinsured approximately 62% of the face value of its life insurance in-force. The Company has reinsured approximately 27% of the face value of its life insurance in-force with the following three reinsurers:

  •
  Security Life of Denver Insurance Co. (currently administered by Hanover Re)

  •
  Swiss Re Life & Health America Inc.

  •
  Lincoln National Life Insurance Co. (currently administered by Swiss Re Life & Health America Inc.)

        The Company has not experienced any credit losses for the years ended December 31, 2011, 2010, or 2009 related to these reinsurers. The Company has set limits on the amount of insurance retained on the life of any one person. In 2005, the Company increased its retention for certain newly issued traditional life products from $500,000 to $1,000,000 on any one life. During 2008, the Company increased its retention limit to $2,000,000 on certain of its traditional and universal life products.

        Reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers, for both short-and long-duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with reinsured policies.

        The following table presents the net life insurance in-force:

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Millions)
Direct life insurance in-force	$728,670	$753,519	$755,263
Amounts assumed from other companies	32,813	18,799	19,826
Amounts ceded to other companies	(469,530)	(495,056)	(515,136)

Net life insurance in-force	$291,953	$277,262	$259,953

Percentage of amount assumed to net	11%	7%	8%

        The following table reflects the effect of reinsurance on life insurance premiums written and earned:

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Millions)
Direct premiums	$2,245	$2,153	$2,146
Reinsurance assumed	248	167	97
Reinsurance ceded	(1,278)	(1,284)	(1,318)

Net premiums(1)	$1,215	$1,036	$925

Percentage of amount assumed to net	20%	16%	11%
(1)
Includes annuity policy fees of $74.9 million, $43.4 million, and $34.9 million for the years ended December 31, 2011, 2010, and 2009, respectively.

        The Company has also reinsured accident and health risks representing $14.5 million, $17.1 million, and $24.2 million of premium income, while the Company has assumed accident and health risks representing $21.7 million, $0.1 million, and $2.5 million of premium income for 2011, 2010, and 2009, respectively. In addition, the Company reinsured property and casualty risks representing $102.0 million, $106.8 million, and $184.9 million of premium income, while the Company assumed property and casualty risks representing $6.3 million, $7.1 million, and $81.0 million of premium income for 2011, 2010, and 2009, respectively.

        As of December 31, 2011 and 2010, policy and claim reserves relating to insurance ceded of $5.6 are included in reinsurance receivables. Should any of the reinsurers be unable to meet its obligation at the time of the claim, the Company would be obligated to pay such claims. As of December 31, 2011 and 2010, the Company had paid $127.1 million and $132.6 million, respectively, of ceded benefits which are recoverable from reinsurers. In addition, as of December 31, 2011 and 2010, the Company had receivables of $64.9 million and $64.8 million, respectively, related to insurance assumed.

        During 2006, the Company recorded $27.1 million of bad debt charges related to its Lender's Indemnity product line. These bad debt charges followed the bankruptcy filing related to CENTRIX Financial LLC ("CENTRIX"), the originator and servicer of the business, and are the result of the Company's assessment, based in part on facts discovered by an audit after the bankruptcy filing, of the inability of CENTRIX and an affiliated reinsurer to meet their obligations under the program. The Company ceased offering the Lender's Indemnity product in 2003 with the last policy expiring in 2009. The Company has been actively working to settle its exposure with the various policyholders since 2007. From 2007 through 2009, the majority of the Company's exposure was settled successfully. The business was ceded to an affiliate of CENTRIX until the treaty was commuted in 2009 with no net financial impact to the Company. During 2010, the Company successfully settled its last and as a result of this final settlement, $7.8 million in excess reserves were released in the first quarter of 2010.

        The Company's third party reinsurance receivables amounted to $5.6 billion as of December 31, 2011 and 2010. These amounts include ceded reserve balances and ceded benefit payments. The ceded benefit payments are recoverable from reinsurers. The following table sets forth the receivables attributable to our more significant reinsurance partners:

	As of December 31,
	2011		2010
	Reinsurance Receivable	A.M. Best Rating	Reinsurance Receivable	A.M. Best Rating
	(Dollars In Millions)
Security Life of Denver Insurance Co.	$626.4	A	$609.1	A
Swiss Re Life & Health America, Inc.	624.4	A+	612.3	A
Lincoln National Life Insurance Co.	479.4	A+	460.7	A+
Transamerica Life Insurance Co.	392.9	A+	428.0	A+
American United Life Insurance Co.	325.1	A+	324.5	A
Employers Reassurance Corp.	290.2	A-	302.8	A-
RGA Reinusrance Co.	228.2	A+	221.2	A+
The Canada Life Assurance Company	219.1	A+	216.4	A+
XL Life Ltd.	183.0	A-	180.4	A-
Scottish Re (U.S.), Inc.	179.9	NR(1)	197.5	E
(1)
Scottish Re (U.S.), Inc. is not rated as of December 31, 2011.

        The Company's reinsurance contracts typically do not have a fixed term. In general, the reinsurers' ability to terminate coverage for existing cessions is limited to such circumstances as material breach of contract or non-payment of premiums by the ceding company. The reinsurance contracts generally contain provisions intended to provide the ceding company with the ability to cede future business on a basis consistent with historical terms. However, either party may terminate any of the contracts with respect to future business upon appropriate notice to the other party.

        Generally, the reinsurance contracts do not limit the overall amount of the loss that can be incurred by the reinsurer. The amount of liabilities ceded under contracts that provide for the payment of experience refunds is immaterial.

DEBT AND OTHER OBLIGATIONS	12 Months Ended
Dec. 31, 2011
DEBT AND OTHER OBLIGATIONS
DEBT AND OTHER OBLIGATIONS

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Debt (year of issue):
Revolving Line Of Credit	$170,000	$142,000
7.45% Medium-Term Notes (1996), due 2011	—	9,852
4.30% Senior Notes (2003), due 2013	250,000	250,000
4.875% Senior Notes (2004), due 2014	150,000	150,000
6.40% Senior Notes (2007), due 2018	150,000	150,000
7.375% Senior Notes (2009), due 2019	400,000	400,000
8.00% Senior Notes (2009), due 2024, callable 2014	100,000	100,000
8.45% Senior Notes (2009), due 2039	300,000	300,000

Total Debt	$1,520,000	$1,501,852

Subordinated debt securities (year of issue):
7.50% Subordinated Debentures (2001), due 2031, callable 2006	$103,093	$103,093
7.25% Subordinated Debentures (2002), due 2032, callable 2007	118,557	118,557
6.125% Subordinated Debentures (2004), due 2034, callable 2009	103,093	103,093
7.25% Capital Securities (2006), due 2066, callable 2011	200,000	200,000

Total subordinated debt securities	$524,743	$524,743

MORTGAGE LOANS	12 Months Ended
Dec. 31, 2011
MORTGAGE LOANS
MORTGAGE LOANS

10. MORTGAGE LOANS

Mortgage Loans

        The Company invests a portion of its investment portfolio in commercial mortgage loans. As of December 31, 2011, the Company's mortgage loan holdings were approximately $5.4 billion. The Company has specialized in making loans on either credit-oriented commercial properties or credit-anchored strip shopping centers and apartments. The Company's underwriting procedures relative to its commercial loan portfolio are based, in the Company's view, on a conservative and disciplined approach. The Company concentrates on a small number of commercial real estate asset types associated with the necessities of life (retail, multi-family, professional office buildings, and warehouses). The Company believes these asset types tend to weather economic downturns better than other commercial asset classes in which it have chosen not to participate. The Company believes this disciplined approach has helped to maintain a relatively low delinquency and foreclosure rate throughout its history.

        The Company's commercial mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income.

        The following table includes a breakdown of the Company's commercial mortgage loan portfolio by property type as of December 31, 2011:

Type	Percentage of Mortgage Loans on Real Estate
Retail	65.7%
Office Buildings	13.4
Apartments	11.3
Warehouses	7.6
Other	2.0

100.0%

        The Company specializes in originating mortgage loans on either credit-oriented or credit-anchored commercial properties. No single tenant's exposure represents more than 2.0% of mortgage loans. Approximately 74.5% of the mortgage loans are on properties located in the following states:

State	Percentage of Mortgage Loans on Real Estate
Texas	11.9%
Georgia	9.2
Tennessee	7.4
Florida	7.0
Alabama	6.8
South Carolina	6.0
North Carolina	5.4
Ohio	5.0
Utah	4.5
California	3.2
Indiana	2.8
Michigan	2.7
Pennsylvania	2.6

74.5%

        During 2011, the Company funded approximately $907.0 million of new loans, which included $439.0 million of loans acquired from the Liberty Life coinsurance transaction, with an average loan size of $2.3 million. The average size mortgage loan in the portfolio as of December 31, 2011, was $2.6 million, and the weighted-average interest rate was 6.24%. The largest single mortgage loan was $38.7 million.

        Many of the mortgage loans have call options or interest rate reset options between 3 and 10 years. However, if interest rates were to significantly increase, we may be unable to exercise the call options or increase the interest rates on our existing mortgage loans commensurate with the significantly increased market rates. Assuming the loans are called at their next call dates, approximately $196.6 million would become due in 2012, $1.4 billion in 2013 through 2017, $772.9 million in 2018 through 2022, and $272.4 million thereafter.

        The Company offers a type of commercial mortgage loan under which the Company will permit a loan-to-value ratio of up to 85% in exchange for a participating interest in the cash flows from the underlying real estate. As of December 31, 2011 and 2010, approximately $876.8 million and $884.7 million, respectively, of the Company's mortgage loans have this participation feature. Cash flows received as a result of this participation feature are recorded as interest income.

        As of December 31, 2011, less than 0.12%, or $41.4 million, of invested assets consisted of nonperforming, restructured or mortgage loans that were foreclosed and were converted to real estate properties. The Company does not expect these investments to adversely affect its liquidity or ability to maintain proper matching of assets and liabilities. The Company's mortgage loan portfolio consists of two categories of loans: (1) those not subject to a pooling and servicing agreement and (2) those previously a part of variable interest entity securitizations and thus subject to a contractual pooling and servicing agreement.

        As of December 31, 2011, $12.5 million of mortgage loans not subject to a pooling and servicing agreement were nonperforming. None of these nonperforming loans have been restructured during the nine month period ending December 31, 2011. In addition, the Company foreclosed on some nonperforming loans and converted them to $9.9 million of real estate properties during the year ending December 31, 2011.

        As of December 31, 2011, $18.4 million of loans subject to a pooling and servicing agreement were nonperforming or restructured. None of these nonperforming loans have been restructured during the year ending December 31, 2011. In addition, the Company foreclosed on some nonperforming loans and converted them to $0.5 million of real estate properties during the year ending December 31, 2011.

        As of December 31, 2011 and 2010, the Company had an allowance for mortgage loan credit losses of $6.5 million and $11.7 million, respectively. Over the past ten years, the Company's commercial mortgage loan portfolio has experienced an average credit loss factor of approximately 0.02%. Due to such low historical losses, the Company believes that a collectively evaluated allowance would be inappropriate. The Company believes an allowance calculated through an analysis of specific loans that are believed to have a higher risk of credit impairment provides a more accurate presentation of expected losses in the portfolio and is consistent with the applicable guidance for loan impairments in ASC Subtopic 310. Since the Company uses the specific identification method for calculating reserves, it is necessary to review the economic situation of each borrower to determine those that have higher risk of credit impairment. The Company has a team of professionals that monitors borrower conditions such as payment practices, borrower credit, operating performance, and property conditions, as well as ensuring the timely payment of property taxes and insurance. Through this monitoring process, the Company assesses the risk of each loan. When issues are identified, the severity of the issues are assessed and reviewed for possible credit impairment. If a loss is probable, an expected loss calculation is performed and an allowance is established for that loan based on the expected loss. The expected loss is calculated as the excess carrying value of a loan over either the present value of expected future cash flows discounted at the loan's original effective interest rate, or the current estimated fair value of the loan's underlying collateral. A loan may be subsequently charged off at such point that the Company no longer expects to receive cash payments, the present value of future expected payments of the renegotiated loan is less than the current principal balance, or at such time that the Company is party to foreclosure or bankruptcy proceedings associated with the borrower and does not expect to recover the principal balance of the loan. A charge off is recorded by eliminating the allowance against the mortgage loan and recording the renegotiated loan or the collateral property related to the loan as investment real estate on the balance sheet, which is carried at the lower of the appraised fair value of the property or the unpaid principal balance of the loan, less estimated selling costs associated with the property.

        An analysis of the change in the allowance for mortgage loan credit losses is provided in the following chart:

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Beginning balance	$11,650	$1,725
Charge offs	(16,278)	(1,146)
Recoveries	(2,471)	—
Provision	13,574	11,071

Ending balance	$6,475	$11,650

        It is the Company's policy to cease to carry accrued interest on loans that are over 90 days delinquent. For loans less than 90 days delinquent, interest is accrued unless it is determined that the accrued interest is not collectible. If a loan becomes over 90 days delinquent, it is the Company's general policy to initiate foreclosure proceedings unless a workout arrangement to bring the loan current is in place. For loans subject to a pooling and servicing agreement, there are certain additional restrictions and/or requirements related to workout proceedings, and as such, these loans may have different attributes and/or circumstances affecting the status of delinquency or categorization of those in nonperforming status. An analysis of the delinquent loans is shown in the following chart as of December 31, 2011.

	30 - 59 Days Delinquent	60 - 89 Days Delinquent	Greater than 90 Days Delinquent	Total Delinquent
	(Dollars In Thousands)
Commercial mortgage loans	$51,767	$2,348	$12,536	$66,651
Number of delinquent commercial mortgage loans	10	1	6	17

        The Company's commercial mortgage loan portfolio consists of mortgage loans that are collateralized by real estate. Due to the collateralized nature of the loans, any assessment of impairment and ultimate loss given a default on the loans is based upon a consideration of the estimated fair value of the real estate. The Company limits accrued interest income on impaired loans to ninety days of interest. Once accrued interest on the impaired loan is received, interest income is recognized on a cash basis. For information regarding impaired loans, please refer to the following chart as of December 31:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income
	(Dollars In Thousands)
2011
Commercial mortgage loans:
With no related allowance recorded	$7,917	$10,926	$—	$1,979	$34	$34
With an allowance recorded	15,521	15,521	6,475	5,174	117	181
2010
Commercial mortgage loans:
With no related allowance recorded	$1,579	$1,579	$—	$1,579	$—	$—
With an allowance recorded	18,642	18,642	11,650	4,661	805	767

        In June of 2009, the FASB amended the guidance related to variable interest entities ("VIE") which was later codified in the ASC through ASU No. 2009-17. Among other accounting and disclosure requirements, this guidance replaced the quantitative-based risks and rewards calculation for determining which enterprise has a controlling financial interest in a VIE with an approach focused on identifying which enterprise has the power to direct the activities of a VIE that most significantly impact its economics and the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. Additionally, the FASB amended the guidance related to accounting for transfers of financial assets which was later codified in the ASC through ASU No. 2009-16. This guidance was effective on January 1, 2010.

        Based on the Company's analysis, the Company determined that it had interests in two former qualifying special-purpose entity ("QSPEs") that were determined to be VIEs as of January 1, 2010. These two VIEs were trusts used to facilitate commercial mortgage loan securitizations. The Company's variable interests in the trusts are created by the contract to service the mortgage loans held by the trusts as well as the retained beneficial interests in certain of these securities issued by the trusts. The activities that most significantly impact the economics of the trusts are predominantly related to the servicing of the mortgage loans, such as timely collection of principal and interest, direction of foreclosure proceedings, and management and sale of foreclosed real estate owned by the trusts. The Company is the servicer responsible for these activities and has the sole power to appoint such servicer through its beneficial interests in the securities. These criteria give the Company the power to direct the activities of the trusts that most significantly impact the trusts economic performance. Additionally, the Company is obligated, as an owner of the securities issued by the trusts, to absorb its share of losses on the securities. Based on the fact that the Company has the power to direct the activities that most significantly impact the economics of the trusts and the obligation to absorb losses that could potentially be significant, it was determined that the Company is the primary beneficiary of the trusts, thus resulting in consolidation.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

11. COMMITMENTS AND CONTINGENCIES

        The Company has entered into indemnity agreements with each of its current directors that provide, among other things and subject to certain limitations, a contractual right to indemnification to the fullest extent permissible under the law. The Company has agreements with certain of its officers providing up to $10 million in indemnification. These obligations are in addition to the customary obligation to indemnify officers and directors contained in the Company's governance documents.

        The Company leases administrative and marketing office space in approximately 20 cities including 24,090 square feet in Birmingham (excluding the home office building), with most leases being for periods of three to ten years. The Company had rental expense of $6.8 million, $6.9 million, and $6.6 million for the years ended December 31, 2011, 2010, and 2009, respectively. The aggregate annualized rent was approximately $9.3 million for the year ended December 31, 2011. The following is a schedule by year of future minimum rental payments required under these leases:

Year	Amount
(Dollars In Thousands)
2012	$9,337
2013	8,129
2014	6,544
2015	4,903
2016	3,185
Thereafter	994

        Additionally, the Company leases a building contiguous to its home office. The lease extends to January 2014. At the end of the lease term the Company may purchase the building for approximately $75 million. The following is a schedule by year of future minimum rental payments required under this lease:

Year	Amount
(Dollars In Thousands)
2012	$737
2013	735
2014	75,070

        As of December 31, 2011 and 2010, the Company had outstanding mortgage loan commitments of $182.4 million at an average rate of 5.58% and $212.5 million at an average rate of 5.94%, respectively.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. In addition, from time to time, companies may be asked to contribute amounts beyond prescribed limits. Most insurance guaranty fund laws provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. The Company does not believe its insurance guaranty fund assessments will be materially different from amounts already provided for in the financial statements.

        A number of civil jury verdicts have been returned against insurers, broker dealers and other providers of financial services involving sales, refund or claims practices, alleged agent misconduct, failure to properly supervise representatives, relationships with agents or persons with whom the insurer does business, and other matters. Often these lawsuits have resulted in the award of substantial judgments that are disproportionate to the actual damages, including material amounts of punitive and non-economic compensatory damages. In some states, juries, judges, and arbitrators have substantial discretion in awarding punitive non-economic compensatory damages which creates the potential for unpredictable material adverse judgments or awards in any given lawsuit or arbitration. Arbitration awards are subject to very limited appellate review. In addition, in some class action and other lawsuits, companies have made material settlement payments. Publicly held companies in general and the financial services and insurance industries in particular are also sometimes the target of law enforcement and regulatory investigations relating to the numerous laws and regulations that govern such companies. Some companies have been the subject of law enforcement or regulatory actions or other actions resulting from such investigations. The Company, in the ordinary course of business, is involved in such matters.

        The Company establishes liabilities for litigation and regulatory actions when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. For matters where a loss is believed to be reasonably possible, but not probable, no liability is established. For such matters, the Company may provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. The Company reviews relevant information with respect to litigation and regulatory matters on a quarterly and annual basis and updates its established liabilities, disclosures and estimates of reasonably possible losses or range of loss based on such reviews.

        Although the Company cannot predict the outcome of any litigation or regulatory action, the Company does not believe that any such outcome will have an impact, either individually or in the aggregate, on its financial condition or results of operations that differs materially from the Company's established liabilities. Given the inherent difficulty in predicting the outcome of such matters, however, it is possible that an adverse outcome in certain such matters could be material to the Company's financial condition or results of operations for any particular reporting period.

SHAREOWNERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREOWNERS' EQUITY
SHAREOWNERS' EQUITY

12. SHAREOWNERS' EQUITY

        As of December 31, 2011, approximately $741.8 million of consolidated shareowners' equity, excluding net unrealized gains on investments, represented net assets of the Company's insurance subsidiaries that cannot be transferred to Protective Life Corporation. In addition, the Company's insurance subsidiaries are subject to various state statutory and regulatory restrictions on the insurance subsidiaries' ability to pay dividends to Protective Life Corporation. In general, dividends up to specified levels are considered ordinary and may be paid thirty days after written notice to the insurance commissioner of the state of domicile unless such commissioner objects to the dividend prior to the expiration of such period. Dividends in larger amounts are considered extraordinary and are subject to affirmative prior approval by such commissioner. The maximum amount that would qualify as ordinary dividends to the Company from our insurance subsidiaries in 2012 is estimated to be $307.2 million.

        Activity in the Company's issued and outstanding common stock is summarized as follows:

	Issued Shares	Treasury Shares	Outstanding Shares
Balance, December 31, 2008	73,251,960	3,346,153	69,905,807
Shares issued	15,525,000	—	15,525,000
(Reissuance of)/deposits to treasury stock	—	(149,996)	149,996

Balance, December 31, 2009	88,776,960	3,196,157	85,580,803
(Reissuance of)/deposits to treasury stock	—	(87,174)	87,174

Balance, December 31, 2010	88,776,960	3,108,983	85,667,977
(Reissuance of)/deposits to treasury stock	—	3,998,782	(3,998,782)

Balance, December 31, 2011	88,776,960	7,107,765	81,669,195

        Shareowners have authorized 4,000,000 shares of Preferred Stock, $1.00 par value. Other terms, including preferences, voting, and conversion rights, may be established by the Board of Directors. None of these shares have been issued as of December 31, 2011.

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

13. STOCK-BASED COMPENSATION

        A portion of the Company's 401(k) and Stock Ownership Plan ("401(k) Plan") consists of an Employee Stock Ownership Plan ("ESOP"). The ESOP stock was used to match employee contributions to and to provide other employee benefits. During 2009, all outstanding ESOP shares were allocated from the ESOP to employee 401(k) accounts.

        Since 1973, the Company has had stock-based incentive plans to motivate management to focus on its long-range performance through the awarding of stock-based compensation. Under plans approved by shareowners in 1997, 2003, and 2008, up to 7,500,000 shares may be issued in payment of awards.

        The criteria for payment of the 2011 performance awards is based primarily on the Company's average operating return on average equity ("ROE") over a three-year period. If the Company's ROE is below 9.0%, no award is earned. If the Company's ROE is at or above 10.0%, the award maximum is earned. Awards are paid in shares of the Company's common stock. The criteria for payment of performance awards, in prior years, is based primarily upon a comparison of the Company's average return on average equity over a four-year period (earlier upon the death, disability, or retirement of the executive, or in certain circumstances, upon a change in control of the Company) to that of a comparison group of publicly held life and multi-line insurance companies. For the 2008 awards, if the Company's results are below the 25th percentile of the comparison group, no portion of the award is earned. For the 2005-2007 awards, if the Company's results are below the 40th percentile of the comparison group, no portion of the award is earned. If the Company's results are at or above the 90th percentile, the award maximum is earned. Awards are paid in shares of the Company's common stock. Performance share awards of 191,100 were issued during the year ended December 31, 2011 and no performance share awards were issued during the year ended December 31, 2010.

        Performance share awards in 2011, 2010, 2009, and 2008 and the estimated fair value of the awards at grant date are as follows:

Year Awarded	Performance Shares	Estimated Fair Value
		(Dollars In Thousands)
2011	191,100	$5,400
2010	—	—
2009	—	—
2008	75,900	2,900

        Performance shares are equivalent in value to one share of our common stock times the award earned percentage payout. In the past, the Company has also issued performance-based stock appreciation rights ("P-SARs"). P-SARs convert to the equivalent of one stock appreciation right ("SARs") if earned times the award percentage payout. The P-SARs, once converted to SARs, expire 10 years after the grant date. As of December 31, 2011, the total outstanding performance shares related to these performance-based plans measured at maximum payouts were 530,000 shares.

        SARs have been granted to certain officers of the Company to provide long-term incentive compensation based solely on the performance of the Company's common stock. The SARs are exercisable either five years after the date of grant or in three or four equal annual installments beginning one year after the date of grant (earlier upon the death, disability, or retirement of the officer, or in certain circumstances, of a change in control of the Company) and expire after ten years or upon termination of employment. The SARs activity as well as weighted-average base price is as follows:

	Weighted-Average Base Price per share	No. of SARs
Balance at December 31, 2008	$33.33	1,559,573
SARs granted	3.57	915,829
SARs exercised / forfeited	40.16	(6,200)

Balance at December 31, 2009	22.28	2,469,202

SARs granted	18.34	344,400
SARs exercised / forfeited	20.98	(488,765)

Balance at December 31, 2010	21.97	2,324,837

SARs exercised / forfeited / expired	8.31	(50,608)

Balance at December 31, 2011	$22.27	2,274,229

        The following table provides information as of December 31, 2011, about equity compensation plans under which the Company's common stock is authorized for issuance:

Securities Authorized for Issuance under Equity Compensation Plans

Plan category	Number of securities to be issued upon exercise of outstanding options, warrants and rights as of December 31, 2011 (a)		Weighted-average exercise price of outstanding options, warrants and rights as of December 31, 2011 (b)		Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a)) as of December 31, 2011 (c)
Equity compensation plans approved by shareowners	2,869,496	(1)	$22.27	(3)	2,598,799	(4)
Equity compensation plans not approved by shareowners	343,548	(2)	Not applicable		Not applicable	(5)

Total(2)	3,213,044	(1)(2)	$22.27	(3)	2,598,799	(4)(6)

(1)
Includes the following number of shares of common stock with respect to outstanding awards under the LTIP, determined as provided in the LTIP: (a) 1,478,249 shares issuable with respect to outstanding SARs (assuming for this purpose that one share of common stock will be payable with respect to each outstanding SAR); (b) 312,536 shares issuable with respect to outstanding performance share awards (assuming for this purpose that the awards are payable based on estimated performance under the awards as of September 30, 2011); and (c) 760,435 shares issuable with respect to outstanding restricted stock units (assuming for this purpose that shares will be payable with respect to all outstanding restricted stock units); and (d) 318,276 shares issuable with respect to stock equivalents representing previously earned awards under the LTIP that the recipient deferred under our Deferred Compensation Plan for Officers.

(2)
Includes the following number of shares of common stock, determined as provided in the plans decribed below: (a) 238,811 shares issuable with respect to stock equivalents pursuant to our Deferred Compensation Plan for Directors Who Are Not Employees of the Company; (b) 104,737 shares issuable with respect to stock equivalents pursuant to our Deferred Compensation Plan for Officers; and (c) there were no shares issuable with respect to stock equivalents pursuant to our Regional Sales Manager Deferred Bonus Plan.

(3)
Based on exercise prices of outstanding SARs.

(4)
Represents (a) 2,526,346 shares of common stock available for future issuance under the LTIP; and (b) 72,453 shares of common stock available for future issuance under the Stock Plan for Non-Employee Directors.

(5)
The plans listed in Note (2) do not currently have limits on the number of shares of common stock issuable under such plans. The total number of shares of common stock that may be issuable under such plans will depend upon, among other factors, the deferral elections made by the plans' participants.

(6)
Plus any shares that become issuable under the plans listed in Note (2).

        The outstanding SARs as of December 31, 2011, were at the following base prices:

Base Price	SARs Outstanding	Remaining Life in Years	Currently Exercisable
$32.00	360,000	1	360,000
26.49	50,000	2	50,000
41.05	111,700	4	111,700
48.60	38,400	5	38,400
45.70	35,070	5	35,070
43.46	186,975	6	186,975
48.05	3,000	6	3,000
41.12	2,500	6	2,500
38.59	313,000	7	235,600
3.50	830,832	8	534,710
9.54	5,000	8	3,333
17.48	8,000	9	2,666
18.36	328,752	9	108,354
20.40	1,000	9	333

        There were no SARs issued for the year ended December 31, 2011. The SARs issued for the year ended December 31, 2010, had estimated fair values at grant date of $3.3 million. These fair values were estimated using a Black-Scholes option pricing model. The assumptions used in this pricing model varied depending on the vesting period of awards. Assumptions used in the model for the 2010 SARs granted (the simplified method under the ASC Compensation-Stock Compensation Topic was used for the 2010 awards) were as follows: an expected volatility of 69.4%, a risk-free interest rate of 2.6%, a dividend rate of 2.4%, a zero percent forfeiture rate, and an expected exercise date of 2016.

        Restricted stock units are awarded to participants and include certain restrictions relating to vesting periods. The Company issued 175,500 restricted stock units for the year ended December 31, 2011. These awards had a total fair value at grant date of $5.0 million. Approximately half of these restricted stock units vest in 2014, and the remainder vest in 2015. For the year ended December 31, 2010, the Company issued 360,450 restricted stock units that had a fair value at grant date of $6.6 million.

        The Company recognizes all stock-based compensation expense over the related service period of the award, or earlier for retirement eligible employees. The expense recorded by the Company for its stock-based compensation plans was $10.2 million, $10.2 million, and $3.9 million in 2011, 2010, and 2009, respectively. The Company's obligations of its stock-based compensation plans that are expected to be settled in shares of the Company's common stock are reported as a component of shareowners' equity, net of deferred taxes.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

14. EMPLOYEE BENEFIT PLANS

Defined Benefit Pension Plan and Unfunded Excess Benefit Plan

  •
  The Company sponsors a defined benefit pension plan covering substantially all of its employees. Benefits are based on years of service and the employee's compensation. The Company's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements of Employee Retirement Income Security Act ("ERISA") plus such additional amounts as the Company may determine to be appropriate from time to time. Contributions are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future. During the twelve months ended December 31, 2011, the Company contributed $5.7 million to its defined benefit pension plan for the 2010 plan year and $6.7 million to its defined benefit pension plan for the 2011 plan year. In addition, during January of 2012, the Company made a $2.3 million contribution to the defined benefit pension plan for the 2011 plan year. The Company has not yet determined what amount it will fund for the remainder of 2012, but estimates that the amount will be between $15 million and $20 million.

  •
  Under the Pension Protection Act of 2006 ("PPA"), a plan could be subject to certain benefit restrictions if the plan's adjusted funding target attainment percentage ("AFTAP") drops below 80%. Therefore, the Company may make additional contributions in future periods to maintain an AFTAP of at least 80%. In general, the AFTAP is a measure of how well the plan is funded and is obtained by dividing the plan's assets by the plan's funding liabilities. AFTAP is based on participant data, plan provisions, plan methods and assumptions, funding credit balances, and plan assets as of the plan valuation date. Some of the assumptions and methods used to determine the plan's AFTAP may be different from the assumptions and methods used to measure the plan's funded status on a GAAP basis.

  •
  The Company also sponsors an unfunded excess benefit plan, which is a nonqualified plan that provides defined pension benefits in excess of limits imposed on qualified plans by federal tax law.

        Effective January 1, 2008, the Company made the following changes to its defined benefit pension plan. These changes have been reflected in the computations within this note.

  •
  Employees hired after December 31, 2007, will receive benefits under a cash balance plan.

  •
  Employees active on December 31, 2007, with age plus vesting service less than 55 years will receive a final pay-based pension benefit for service through December 31, 2007, plus a cash balance benefit for service after December 31, 2007.

  •
  Employees active on December 31, 2007, with age plus vesting service equaling or exceeding 55 years, will receive a final pay-based pension benefit for service both before and after December 31, 2007, with a modest reduction in the formula for benefits earned after December 31, 2007.

  •
  All participants terminating employment on or after December of 2007 may elect to receive a lump sum benefit.

        The Company uses a December 31 measurement date for all of its plans. The following table presents the benefit obligation, fair value of plan assets, and the funded status of the Company's defined benefit pension plan and unfunded excess benefit plan as of December 31. This table also includes the amounts not yet recognized as components of net periodic pension costs as of December 31:

	Defined Benefit Pension Plan		Unfunded Excess Benefit Plan
	2011	2010	2011	2010
	(Dollars In Thousands)
Accumulated benefit obligation, end of year	$186,300	$154,113	$33,675	$30,195

Change in projected benefit obligation:
Benefit obligation at beginning of year	$165,704	$147,373	$31,592	$29,508
Service cost	8,682	7,423	679	584
Interest cost	8,938	8,091	1,506	1,545
Amendments	94	—	3	—
Actuarial (gain) or loss	23,859	7,890	4,187	1,444
Special termination benefits	—	—	—	—
Benefits paid	(8,115)	(5,073)	(1,711)	(1,489)

Benefit obligation at end of year	199,162	165,704	36,256	31,592

Change in plan assets:
Fair value of plan assets at beginning of year	117,856	102,276	—	—
Actual return on plan assets	2,874	12,355	—	—
Employer contributions(1)	12,443	8,298	1,711	1,489
Benefits paid	(8,115)	(5,073)	(1,711)	(1,489)

Fair value of plan assets at end of year	125,058	117,856	—	—

After reflecting FASB guidance:
Funded status	(74,104)	(47,848)	(36,256)	(31,592)

Amounts recognized in the balance sheet:
Other assets	—	—	—	—
Other liabilities	(74,104)	(47,848)	(36,256)	(31,592)

Amounts recognized in accumulated other comprehensive income:
Net actuarial loss	91,804	66,422	11,924	8,618
Prior service cost/(credit)	(2,208)	(2,694)	60	69

Net transition asset	$89,596	$63,728	$11,984	$8,687

(1)
Employer contributions disclosed are based on the Company's fiscal filing year.

        Weighted-average assumptions used to determine benefit obligations as of December 31 are as follows:

	Defined Benefit Pension Plan		Unfunded Excess Benefit Plan
	2011	2010	2011	2010
Discount rate	4.62%	5.30%	4.07%	4.79%
Rate of compensation increase	2.5 - 3.0	2.5 - 3.0	3.5 - 4.0	3.5 - 4.0
Expected long-term return on plan assets	7.75	7.75	N/A	N/A

        The assumed discount rates used to determine the benefit obligations were based on an analysis of future benefits expected to be paid under the plans. The assumed discount rate reflects the interest rate at which an amount that is invested in a portfolio of high-quality debt instruments on the measurement date would provide the future cash flows necessary to pay benefits when they come due.

        In assessing the reasonableness of its long-term rate of return assumption, the Company obtained 25 year annualized returns for each of the represented asset classes. In addition, the Company received evaluations of market performance based on the Company's asset allocation as provided by external consultants. A combination of these statistical analytics provided results that the Company utilized to determine an appropriate long-term rate of return assumption.

        Weighted-average assumptions used to determine the net periodic benefit cost for the year ended December 31 are as follows:

	Defined Benefit Pension Plan			Unfunded Excess Benefit Plan
	2011	2010	2009	2011	2010	2009
Discount rate	5.30%	5.57%	6.30%	4.79%	5.40%	6.30%
Rates of compensation increase	2.5 - 3.0	0 - 3.75	3.75	3.5 - 4.0	0 - 4.75	4.75
Expected long-term return on plan assets	7.75	8.00	8.00	N/A	N/A	N/A

        Components of the net periodic benefit cost for the year ended December 31 are as follows:

	Defined Benefit Pension Plan			Unfunded Excess Benefit Plan
	2011	2010	2009	2011	2010	2009
	(Dollars In Thousands)
Service cost—benefits earned during the period	$8,682	$7,423	$6,834	$679	$584	$556
Interest cost on projected benefit obligation	8,938	8,091	7,847	1,506	1,545	1,701
Expected return on plan assets	(10,021)	(9,349)	(9,569)	—	—	—
Amortization of prior service cost/(credit)	(392)	(403)	(403)	12	12	12
Amortization of actuarial losses(1)	5,625	3,905	2,017	881	653	458

Total benefit cost	$12,832	$9,667	$6,726	$3,078	$2,794	$2,727

(1)
2011 average remaining service period used is 8.29 years and 7.51 years for the defined benefit pension plan and unfunded excess benefit plan, respectively.

        The estimated net actuarial loss, prior service cost/(credit), and transition obligation for these plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2012 is as follows:

	Defined Benefit Pension Plan	Unfunded Excess Benefit Plan
	(Dollars In Thousands)
Net actuarial loss	$7,594	$1,104
Prior service cost/(credit)	(392)	12
Transition obligation	—	—

        The amortization of any prior service cost is determined using a straight-line amortization of the cost over the average remaining service period of employees expected to receive benefits under the Plan.

        Allocation of plan assets of the defined benefit pension plan by category as of December 31 are as follows:

Asset Category	Target Allocation for 2012	2011	2010
Cash and cash equivalents	2.0%	1.0%	1.0%
Equity securities	60.0	61.0	60.0
Fixed income	38.0	38.0	39.0

Total	100.0%	100.0%	100.0%

        The Company's target asset allocation is designed to provide an acceptable level of risk and balance between equity assets and fixed income assets. The weighting towards equity securities is designed to help provide for an increased level of asset growth potential and liquidity.

        Prior to July 1999, upon an employee's retirement, a distribution from pension plan assets was used to purchase a single premium annuity from PLICO in the retiree's name. Therefore, amounts shown above as plan assets exclude assets relating to such retirees. Since July 1999, retiree obligations have been fulfilled from pension plan assets. The defined benefit pension plan has a target asset allocation of 60% domestic equities, 38% fixed income, and 2% cash and cash equivalents. When calculating asset allocation, the Company includes reserves for pre-July 1999 retirees.

        The Company's investment policy includes various guidelines and procedures designed to ensure assets are invested in a manner necessary to meet expected future benefits earned by participants. The investment guidelines consider a broad range of economic conditions. Central to the policy are target allocation ranges (shown above) by major asset categories. The objectives of the target allocations are to maintain investment portfolios that diversify risk through prudent asset allocation parameters, achieve asset returns that meet or exceed the plans' actuarial assumptions, and achieve asset returns that are competitive with like institutions employing similar investment strategies.

        The plan's equity assets are in a Russell 3000 tracking fund that invests in a domestic equity index collective trust managed by Northern Trust Corporation and in an S&P 500 tracking fund (Spartan U.S.) managed by Fidelity. The plan's cash equivalents are invested in a collective trust managed by Northern Trust Corporation. The plan's fixed income assets are invested in a group deposit administration annuity contract with PLICO.

        Plan assets of the defined benefit pension plan by category as of December 31, are as follows:

	As of December 31,
Asset Category	2011	2010
	(Dollars In Thousands)
Cash and cash equivalents	$1,004	$2,072
Equity securities:
Russell 3000 Equity Index Fund	52,792	54,737
Spartan U.S. Equity Index Fund	29,735	21,644
Fixed income	41,527	39,403

Total investments	125,058	117,856
Employer contribution receivable	2,270	1,598

Total	$127,328	$119,454

        The valuation methodologies used to determine the fair values reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The following is a description of the valuation methodologies used for assets measured at fair value. The Plan's group deposit administration annuity contract with PLICO is valued at contract value, which the Company believes approximates fair value. Contract value represents contributions made under the contract, plus interest at the contract rate, less funds used to purchase annuities. Units in collective short-term and collective investment funds are valued at the unit value, which approximates fair value, as reported by the trustee of the collective short-term and collective investment funds on each valuation date. These methods of valuation may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation method is appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value could result in a different fair value measurement at the reporting date.

        The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Collective short-term investment fund	$—	$1,004	$—	$1,004
Collective investment funds	—	82,527	—	82,527
Group deposit administration annuity contract	—	—	41,527	41,527

Total investments	$—	$83,531	$41,527	$125,058

        The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Collective short-term investment fund	$—	$2,072	$—	$2,072
Collective investment funds	—	76,381	—	76,381
Group deposit administration annuity contract	—	—	39,403	39,403

Total investments	$—	$78,453	$39,403	$117,856

        For the year ended December 31, 2011, there were no transfers between levels.

        For the year ended December 31, 2010, $5.0 million was transferred into Level 3 from Level 2. For the year ended December 31, 2010, $2.4 million was transferred into Level 2 from Level 3. These transfers were made to maintain an acceptable asset allocation as set by the Company's investment policy.

        For the year ended December 31, 2010, there were no transfers between Level 1 and Level 2.

        A reconciliation of the beginning and ending balances for the fair value measurements for which significant unobservable inputs (Level 3) have been used is as follows:

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Balance, beginning of year	$39,403	$34,892
Interest income	2,124	1,947
Transfers from collective short-term investments fund	—	5,000
Transfers to collective short-term investments fund	—	(2,436)

Balance, end of year	$41,527	$39,403

        Investment securities are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in risks in the near term could materially affect the amounts reported.

        Estimated future benefit payments under the defined benefit pension plan are as follows:

Years	Defined Benefit Pension Plan	Unfunded Excess Benefits Plan
	(Dollars In Thousands)
2012	$8,770	$2,984
2013	9,698	2,888
2014	9,448	2,880
2015	10,083	2,923
2016	11,420	3,152
2017 - 2021	67,686	14,888

Other Postretirement Benefits

        In addition to pension benefits, the Company provides limited healthcare benefits to eligible retired employees until age 65. This postretirement benefit is provided by an unfunded plan. As of December 31, 2011 and 2010, the accumulated postretirement benefit obligation associated with these benefits was $0.9 million and $1.3 million, respectively.

        The change in the benefit obligation for the retiree medical plan is as follows:

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Change in Benefit Obligation
Benefit obligation, beginning of year	$1,309	$1,659
Service cost	9	15
Interest cost	28	50
Amendments	(29)	—
Actuarial (gain) or loss	(297)	(238)
Plan participant contributions	255	272
Benefits paid	(326)	(449)
Special termination benefits	—	—

Benefit obligation, end of year	$949	$1,309

        For the retiree medical plan, the Company's discount rate assumption used to determine benefit obligation and the net periodic benefit cost as of December 31, 2011, is 1.97% and 2.66%, respectively.

        For a closed group of retirees over age 65, the Company provides a prescription drug benefit. As of December 31, 2011 and 2010, the Company's liability related to this benefit was less than $0.1 million and $0.1 million, respectively. The Company's obligation is not materially affected by a 1% change in the healthcare cost trend assumptions used in the calculation of the obligation.

        The Company also offers life insurance benefits for retirees from $10,000 up to a maximum of $75,000 which are provided through the payment of premiums under a group life insurance policy. This plan is partially funded at a maximum of $50,000 face amount of insurance. The accumulated postretirement benefit obligation associated with these benefits is as follows:

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Change in Benefit Obligation
Benefit obligation, beginning of year	$7,955	$7,337
Service cost	118	110
Interest cost	416	413
Amendments	—	22
Actuarial (gain) or loss	816	387
Plan participant contributions	—	—
Benefits paid	(354)	(314)
Special termination benefits	—	—

Benefit obligation, end of year	$8,951	$7,955

        For the postretirement life insurance plan, the Company's discount rate assumption used to determine benefit obligation and the net periodic benefit cost as of December 31, 2011, is 4.62% and 5.40%, respectively.

        The Company's expected long-term rate of return assumption used to determine benefit obligation and the net periodic benefit cost as of December 31, 2011, is 3.45% and 3.75%, respectively. In assessing the reasonableness of its long-term rate of return assumption, the Company utilized a 20 year annualized return and a 20 year average return on Barclay's short treasury index. The Company's long-term rate of return assumption was determined based on analytics related to these 20 year return results.

        Investments of the Company's group life insurance plan are held by Wells Fargo Bank, N.A. Plan assets held by the Custodian are invested in a money market fund.

        The fair value of each major category of plan assets for the Company's postretirement life insurance plan is as follows:

	For The Year Ended December 31,
Category of Investment	2011	2010	2009
	(Dollars In Thousands)
Money Market Fund	$6,193	$6,217	$6,235

        Investments are stated at fair value and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The money market funds are valued based on historical cost, which represents fair value, at year end. This method of valuation may produce a fair value calculation that may not be reflective of future fair values. Furthermore, while the Company believes its valuation method is appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value could result in a different fair value measurement at the reporting date.

        The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Money Market Fund	$6,193	$—	$—	$6,193

        The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Money Market Fund	$6,217	$—	$—	$6,217

        For the year ended December 31, 2011 and 2010, there were no transfers between levels.

        Investments are exposed to various risks, such as interest rate and credit risks. Due to the level of risk associated with investments and the level of uncertainty related to credit risks, it is at least reasonably possible that changes in risk in the near term could materially affect the amounts reported.

401(k) Plan

        The Company sponsors a 401(k) Plan which covers substantially all employees. Employee contributions are made on a before-tax basis as provided by Section 401(k) of the Internal Revenue Code or as after-tax "Roth" contributions. Employees may contribute up to 25% of their eligible annual compensation to the 401(k) Plan, limited to a maximum annual amount as set periodically by the Internal Revenue Service ($16,500 for 2011). The Plan also provides a "catch-up" contribution provision which permits eligible participants (age 50 or over at the end of the calendar year), to make additional contributions that exceed the regular annual contribution limits up to a limit periodically set by the Internal Revenue Service ($5,500 for 2011). The Company matches the sum of all employee contributions dollar for dollar up to a maximum of 4% of an employee's pay per year per person. All matching contributions vest immediately.

        Prior to 2009, employee contributions to the Company's 401(k) Plan were matched through use of an ESOP established by the Company. Beginning in 2009, the Company adopted a cash match for employee contributions to the 401(k) plan and recorded an expense of $4.6 million for 2009. For the year ended December 31, 2011 and 2010, the Company recorded an expense of $5.6 million and $5.1 million, respectively.

        Effective as of January 1, 2005, the Company adopted a supplemental matching contribution program, which is a nonqualified plan that provides supplemental matching contributions in excess of the limits imposed on qualified defined contribution plans by federal tax law. The first allocations under this program were made in early 2006, with respect to the 2005 plan year. The expense recorded by the Company for this employee benefit was $0.4 million, $0.2 million, and $0.3 million, respectively, in 2011, 2010, and 2009.

Deferred Compensation Plan

        The Company has established deferred compensation plans for directors, officers, and others. Compensation deferred is credited to the participants in cash, mutual funds, common stock equivalents, or a combination thereof. The Company may, from time to time, reissue treasury shares or buy in the open market shares of common stock to fulfill its obligation under the plans. As of December 31, 2011, the plans had 886,600 common stock equivalents credited to participants. The Company's obligations related to its deferred compensation plans are reported in other liabilities, unless they are to be settled in shares of its common stock, in which case they are reported as a component of shareowners' equity.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
EARNINGS PER SHARE

15. EARNINGS PER SHARE

        Basic earnings per share is computed by dividing net income available to PLC's common shareowners by the weighted-average number of common shares outstanding during the period, including shares issuable under various deferred compensation plans. Diluted earnings per share is computed by dividing net income available to PLC's common shareowners by the weighted-average number of common shares and dilutive potential common shares outstanding during the period, assuming the shares were not anti-dilutive, including shares issuable under various stock-based compensation plans and stock purchase contracts.

        A reconciliation of the numerators and denominators of the basic and diluted earnings per share is presented below:

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands, Except Per Share Amounts)
Calculation of basic earnings per share:
Net income available to PLC's common shareowners	$315,392	$225,314	$249,137

Average shares issued and outstanding	84,309,804	85,638,080	79,579,777
Issuable under various deferred compensation plans	898,808	928,989	908,917

Weighted shares outstanding—basic	85,208,612	86,567,069	80,488,694

Per share:
Net income available to PLC's common shareowners—basic	$3.70	$2.60	$3.10

Calculation of diluted earnings per share:
Net income available to PLC's common shareowners	$315,392	$225,314	$249,137

Weighted shares outstanding—basic	85,208,612	86,567,069	80,488,694
Stock appreciation rights ("SARs")(1)	468,810	467,170	364,691
Issuable under various other stock-based compensation plans	122,027	134,379	138,514
Restricted stock units	675,780	507,239	257,366

Weighted shares outstanding—diluted	86,475,229	87,675,857	81,249,265

Per share:
Net income available to PLC's common shareowners—diluted	$3.65	$2.57	$3.07

(1)
Excludes 1,440,047; 1,455,395; and 1,556,873; SARs as of December 31, 2011, 2010, and 2009, respectively, that are antidilutive. In the event the average market price exceeds the issue price of the SARs, such rights would be dilutive to the Company's earnings per share and will be included in the Company's calculation of the diluted average shares outstanding, for applicable periods.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

16. INCOME TAXES

        The Company's effective income tax rate related to continuing operations varied from the maximum federal income tax rate as follows:

	For The Year Ended December 31,
	2011	2010	2009
Statutory federal income tax rate applied to pre-tax income	35.0%	35.0%	35.0%
State income taxes	0.4	0.5	0.3
Investment income not subject to tax	(2.2)	(1.6)	(1.3)
Uncertain tax positions	0.0	(1.3)	0.2
Other	(0.3)	0.2	0.6

	32.9%	32.8%	34.8%

        The annual provision for federal income tax in these financial statements differs from the annual amounts of income tax expense reported in the respective income tax returns. Certain significant revenues and expenses are appropriately reported in different years with respect to the financial statements and the tax returns.

        The components of the Company's income tax expense related to income before the cumulative effect of a change in accounting principle are as follows:

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Income tax expense per the income tax returns:
Federal	$9,510	$(6,723)	$(53,986)
State	264	3,509	4,259

Total current	$9,774	$(3,214)	$(49,727)

Deferred income tax expense:
Federal	$142,761	$115,172	$184,527
State	2,304	(2,055)	(1,752)

Total deferred	$145,065	$113,117	$182,775

        The components of the Company's net deferred income tax liability are as follows:

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Deferred income tax assets:
Premium receivables and policy liabilities	$35,432	$158,925
Invested assets (other than unrealized gains)	60,524	83,203
Deferred compensation	72,944	58,123
U.S. capital loss carryforwards	4,763	—
Other	7,049	—
Valuation allowance	(2,593)	(3,354)

	178,119	296,897

Deferred income tax liabilities:
Deferred policy acquisition costs and value of business acquired	872,297	839,885
Other	—	18,703
Unrealized gain on investments	566,451	191,175

	1,438,748	1,049,763

Net deferred income tax (liability) asset	$(1,260,629)	$(752,866)

        In management's judgment, the gross deferred income tax asset as of December 31, 2011, will more likely than not be fully realized. As of December 31, 2011, the Company had U.S. capital loss carryforwards of $12.4 million which will expire if not used by 2014 and $1.2 million which will expire if not used by 2015. The Company has no U.S. ordinary loss carryforwards as of December 31, 2011. With regard to state tax loss carryforwards, the Company has recognized a valuation allowance of $2.6 million and $3.4 million as of December 31, 2011 and 2010, respectively, related to operating loss carryforwards that it has determined are more likely than not to expire unutilized. This resulting favorable change of $0.5 million, net of federal income taxes, reduced state income tax expense in 2011 by the same amount. As of December 31, 2011 and 2010, no valuation allowances were established with regard to deferred tax assets relating to impairments on fixed maturities, capital loss carryforwards, and unrealized losses on investments. As of December 31, 2011 and 2010, the Company relied upon certain prudent and feasible tax-planning strategies and its ability and intent to hold to recovery its fixed maturities that were reported at an unrealized loss. The Company has the ability and the intent to either hold any unrealized loss bond to maturity, thereby avoiding a realized loss, or to generate a realized gain from unrealized gain bonds if such unrealized loss bond is sold at a loss prior to maturity. As of December 31, 2011, the Company recorded a net unrealized gain on its fixed maturities.

        A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Balance, beginning of period	$13,181	$26,786
Additions for tax positions of the current year	—	—
Additions for tax positions of prior years	106	10,906
Reductions of tax positions of prior years:
Changes in judgment	(8,447)	(14,133)
Settlements during the period	—	(584)
Lapses of applicable statute of limitations	—	(9,794)

Balance, end of period	$4,840	$13,181

        Included in the balance above, as of December 31, 2011 and 2010, are approximately $2.0 million and $10.4 million of unrecognized tax benefits, respectively, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductions. Other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective income tax rate but would accelerate to an earlier period the payment of cash to the taxing authority. The total amount of unrecognized tax benefits, if recognized, that would affect the effective income tax rate is approximately $2.9 million and $2.8 million as of December 31, 2011 and as of December 31, 2010, respectively.

        Any accrued interest and penalties related to the unrecognized tax benefits have been included in income tax expense. These amounts were a $1.4 million benefit, a $3.6 million benefit, and a $1.1 million expense in 2011, 2010, and 2009, respectively. The Company has approximately $1.6 million and $3.0 million of accrued interest associated with unrecognized tax benefits as of December 31, 2011 and 2010, respectively (before taking into consideration the related income tax benefit that is associated with such an expense).

        Using the information available as of December 31, 2011, the Company believes that in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease. With regard to the reconciliation above, the reduction in the amount of unrecognized tax benefits due to lapses of applicable statute of limitations was attributable almost entirely to tax issues that were timing in nature. Therefore, aside from the effect of interest cost, such reduction did not result in a decrease in the overall effective income tax rate. During the 12 months ended December 31, 2011 and 2010, the Company's uncertain tax position liability decreased in the amount of $8.4 million and $14.1 million, respectively, as a result of new technical guidance and other developments which led the Company to conclude that the full amount of the associated tax benefit was more than 50% likely to be realized. In general, the Company is no longer subject to U.S. federal, state and local income tax examinations by taxing authorities for tax years that began before 2003.

SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

17. SUPPLEMENTAL CASH FLOW INFORMATION

        The following table sets forth supplemental cash flow information:

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Cash paid / (received) during the year:
Interest on debt	$158,033	$139,015	$100,174
Income taxes	20,122	(73,711)	5,900
Noncash investing and financing activities:
Change in unallocated stock in ESOP	—	—	474
Stock-based compensation	12,517	9,562	3,567
Decrease in collateral for securities lending transactions	(96,653)	(10,630)	(9,755)

        Total cash interest paid on debt for the year ended December 31, 2011, was $158.0 million. Of this amount, $93.5 million related to interest on long-term debt, $37.6 million related to interest on subordinated debt, $26.3 million related to other obligations and non-recourse funding obligations, and $0.6 million related to short-term debt.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS

        Certain corporations with which the Company's directors were affiliated paid us premiums and policy fees or other amounts for various types of insurance and investment products, interest on bonds we own and commissions on securities underwritings in which our affiliates participated. Such amounts totaled $51.0 million, $13.1 million, and $13.4 million, in 2011, 2010, and 2009, respectively. The Company paid commissions, interest on debt and investment products, and fees to these same corporations totaling $4.6 million, $7.2 million, and $2.7 million in 2011, 2010, and 2009, respectively.

        The Company has guaranteed PLICO's obligations for borrowings or letters of credit under the revolving line of credit arrangement to which the Company is also a party. The Company has also issued guarantees, entered into support agreements and/or assumed a duty indemnify its indirect wholly owned captive insurance companies in certain respects. In addition, as of December 31, 2011, the Company is the sole holder of the $800 million balance of outstanding surplus notes issued by one such wholly owned captive insurance company, Golden Gate. Please refer to Part II, Item 7, Management's Discussion and Analysis of Financial Condition and Results of Operations, "Liquidity and Capital Resources", of this report on Form 10-K for additional information regarding these arrangements.

        As of February 1, 2000, the Company guaranteed the obligations of PLICO under a synthetic lease entered into by PLICO, as lessee, with a non-affiliated third party, as lessor. Under the terms of the synthetic lease, financing of $75 million was available to PLICO for construction of a new office building and parking deck. The synthetic lease was amended and restated as of January 11, 2007, wherein as of December 31, 2011, the Company continues to guarantee the obligations of PLICO thereunder.

        The Company has agreements with certain of its subsidiaries under which it supplies investment, legal and data processing services on a fee basis and provides other managerial and administrative services on a shared cost basis. Such other managerial and administrative services include but are not limited to accounting, financial reporting, compliance services, reinsurance administration, tax reporting, reserve computation, and projections.

        As of December 31, 2011, the holding company ("PLC") had outstanding loaned securities from certain noninsurance subsidiaries with a fair value amount of $46 million, including accrued interest. These transactions were eliminated in consolidation.

        The Company has also entered into intercompany reinsurance agreements that provide for a more balanced mix of business at various insurance entities. These transactions were eliminated in consolidation.

STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS	12 Months Ended
Dec. 31, 2011
STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS
STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS

19. STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS

        Financial statements prepared in conformity with GAAP differ in some respects from the statutory accounting practices prescribed or permitted by insurance regulatory authorities. The most significant differences are as follows: 1) acquisition costs of obtaining new business are deferred and amortized over the approximate life of the policies rather than charged to operations as incurred, 2) benefit liabilities are computed using a net level method and are based on realistic estimates of expected mortality, interest, and withdrawals as adjusted to provide for possible unfavorable deviation from such assumptions, 3) deferred income taxes are not subject to statutory limitations as to amounts recognized and are recognized through earnings as opposed to being charged to shareowners' equity, 4) the Asset Valuation Reserve and Interest Maintenance Reserve are restored to shareowners' equity, 5) furniture and equipment, agents' debit balances, and prepaid expenses are reported as assets rather than being charged directly to surplus (referred to as nonadmitted assets), 6) certain items of interest income, such as mortgage and bond discounts, are amortized differently, and 7) bonds are recorded at their market values instead of amortized cost.

        Statutory net income for PLICO was $259.2 million, $303.6 million, and $549.9 million for the year ended December 31, 2011, 2010 and 2009, respectively. Statutory capital and surplus for PLICO was $2.6 billion and $2.6 billion as of December 31, 2011 and 2010, respectively. The maximum amount that would qualify as ordinary dividends to the Company from its insurance subsidiaries in 2012 is estimated to be $307.2 million.

        State insurance regulators and the National Association of Insurance Commissioners ("NAIC") have adopted risk-based capital ("RBC") requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.

        A company's risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company's statutory surplus by comparing it to the RBC. Under RBC requirements, regulatory compliance is determined by the ratio of a company's total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2011, the Company's total adjusted capital and company action level RBC was $2.9 billion and $680.5 million, respectively, providing an RBC ratio of approximately 433%.

        As of December 31, 2011, the Company's insurance subsidiaries had on deposit with regulatory authorities, fixed maturity and short-term investments with a market value of approximately $32.3 million.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS

20. FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Company determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company has adopted the provisions from the FASB guidance that is referenced in the Fair Value Measurements and Disclosures Topic for non-financial assets and liabilities (such as property and equipment, goodwill, and other intangible assets) that are required to be measured at fair value on a periodic basis. The effect on the Company's periodic fair value measurements for non-financial assets and liabilities was not material.

        The Company has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

        Financial assets and liabilities recorded at fair value on the consolidated balance sheets are categorized as follows:

  •
  Level 1:  Unadjusted quoted prices for identical assets or liabilities in an active market.

  •
  Level 2:  Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

  a)
  Quoted prices for similar assets or liabilities in active markets

  b)
  Quoted prices for identical or similar assets or liabilities in non-active markets

  c)
  Inputs other than quoted market prices that are observable

  d)
  Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

  •
  Level 3:  Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset or liability.

          The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Assets:
Fixed maturity securities—available-for-sale
Residential mortgage-backed securities	$—	$2,342,123	$7	$2,342,130
Commercial mortgage-backed securities	—	551,559	—	551,559
Other asset-backed securities	—	298,216	614,813	913,029
U.S. government-related securities	664,506	536,173	15,000	1,215,679
State, municipalities, and political subdivisions	—	1,327,713	69	1,327,782
Other government-related securities	—	93,017	—	93,017
Corporate bonds	204	18,460,480	119,601	18,580,285

Total fixed maturity securities—available-for-sale	664,710	23,609,281	749,490	25,023,481

Fixed maturity securities—trading
Residential mortgage-backed securities	—	313,963	—	313,963
Commercial mortgage-backed securities	—	190,247	—	190,247
Other asset-backed securities	—	29,585	28,343	57,928
U.S. government-related securities	555,601	255	—	555,856
State, municipalities, and political subdivisions	—	229,032	—	229,032
Other government-related securities	—	44,845	—	44,845
Corporate bonds	—	1,568,094	—	1,568,094

Total fixed maturity securities—trading	555,601	2,376,021	28,343	2,959,965

Total fixed maturity securities	1,220,311	25,985,302	777,833	27,983,446
Equity securities	243,336	11,310	80,586	335,232
Other long-term investments(1)	27,757	7,785	12,703	48,245
Short-term investments	101,489	—	—	101,489

Total investments	1,592,893	26,004,397	871,122	28,468,412
Cash	267,298	—	—	267,298
Other assets	6,960	—	—	6,960
Assets related to separate acccounts
Variable annuity	6,741,959	—	—	6,741,959
Variable universal life	502,617	—	—	502,617

Total assets measured at fair value on a recurring basis	$9,111,727	$26,004,397	$871,122	$35,987,246

Liabilities:
Annuity account balances(2)	$—	$—	$136,462	$136,462
Other liabilities(1)	2,727	15,370	437,613	455,710

Total liabilities measured at fair value on a recurring basis	$2,727	$15,370	$574,075	$592,172

(1)
Includes certain freestanding and embedded derivatives.

(2)
Represents liabilities related to equity indexed annuities.

        The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Assets:
Fixed maturity securities—available-for-sale
Residential mortgage-backed securities	$—	$2,489,106	$20	$2,489,126
Commercial mortgage-backed securities	—	155,125	19,901	175,026
Other asset-backed securities	—	266,262	641,129	907,391
U.S. government-related securities	1,054,375	98,111	15,109	1,167,595
State, municipalities, and political subdivisions	—	969,533	78	969,611
Other government-related securities	14,993	186,214	—	201,207
Corporate bonds	100	15,725,900	65,032	15,791,032

Total fixed maturity securities—available-for-sale	1,069,468	19,890,251	741,269	21,700,988

Fixed maturity securities—trading
Residential mortgage-backed securities	—	426,015	—	426,015
Commercial mortgage-backed securities	—	137,606	—	137,606
Other asset-backed securities	—	24,415	59,925	84,340
U.S. government-related securities	383,423	3,008	3,442	389,873
State, municipalities, and political subdivisions	—	168,900	—	168,900
Other government-related securities	—	126,553	—	126,553
Corporate bonds	—	1,642,664	—	1,642,664

Total fixed maturity securities—trading	383,423	2,529,161	63,367	2,975,951

Total fixed maturity securities	1,452,891	22,419,412	804,636	24,676,939
Equity securities	271,483	10,831	77,098	359,412
Other long-term investments(1)	6,794	3,808	25,065	35,667
Short-term investments	344,796	8,028	—	352,824

Total investments	2,075,964	22,442,079	906,799	25,424,842
Cash	267,298	—	—	267,298
Other assets	6,222	—	—	6,222
Assets related to separate acccounts
Variable annuity	6,741,959	—	—	6,741,959
Variable universal life	502,617	—	—	502,617

Total assets measured at fair value on a recurring basis	$9,594,060	$22,442,079	$906,799	$32,942,938

Liabilities:
Annuity account balances(2)	$—	$—	$143,264	$143,264
Other liabilities(1)	23,995	28,987	190,529	243,511

Total liabilities measured at fair value
on a recurring basis	$23,995	$28,987	$333,793	$386,775

(1)
Includes certain freestanding and embedded derivatives.

(2)
Represents liabilities related to equity indexed annuities.

Determination of fair values

        The valuation methodologies used to determine the fair values of assets and liabilities reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines certain fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's credit standing, liquidity, and where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments as listed in the above table.

        The fair value of fixed maturity, short-term, and equity securities is determined by management after considering one of three primary sources of information: third party pricing services, non-binding independent broker quotations, or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for non-binding prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Third party pricing services price over 90% of the Company's fixed maturity securities. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services derive the majority of security prices from observable market inputs such as recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Certain securities are priced via independent non-binding broker quotations, which are considered to have no significant unobservable inputs. When using non-binding independent broker quotations, the Company obtains one quote per security, typically from the broker from which we purchased the security. A pricing matrix is used to price securities for which the Company is unable to obtain or effectively rely on either a price from a third party pricing service or an independent broker quotation.

        The pricing matrix used by the Company begins with current spread levels to determine the market price for the security. The credit spreads, assigned by brokers, incorporate the issuer's credit rating, liquidity discounts, weighted-average of contracted cash flows, risk premium, if warranted, due to the issuer's industry, and the security's time to maturity. The Company uses credit ratings provided by nationally recognized rating agencies.

        For securities that are priced via non-binding independent broker quotations, the Company assesses whether prices received from independent brokers represent a reasonable estimate of fair value through an analysis using internal and external cash flow models developed based on spreads and, when available, market indices. The Company uses a market-based cash flow analysis to validate the reasonableness of prices received from independent brokers. These analytics, which are updated daily, incorporate various metrics (yield curves, credit spreads, prepayment rates, etc.) to determine the valuation of such holdings. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the analytics, the price received from the independent broker is adjusted accordingly. The Company did not adjust any quotes or prices received from brokers during the year ended December 31, 2011.

        The Company has analyzed the third party pricing services' valuation methodologies and related inputs and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs that is in accordance with the Fair Value Measurements and Disclosures Topic of the ASC. Based on this evaluation and investment class analysis, each price was classified into Level 1, 2, or 3. Most prices provided by third party pricing services are classified into Level 2 because the significant inputs used in pricing the securities are market observable and the observable inputs are corroborated by the Company. Since the matrix pricing of certain debt securities includes significant non-observable inputs, they are classified as Level 3.

  Asset-Backed Securities

        This category mainly consists of residential mortgage-backed securities, commercial mortgage-backed securities, and other asset-backed securities (collectively referred to as asset-backed securities or "ABS"). As of December 31, 2011, the Company held $3.7 billion of ABS classified as Level 2. These securities are priced from information provided by a third party pricing service and independent broker quotes. The third party pricing services and brokers mainly value securities using both a market and income approach to valuation. As part of this valuation process they consider the following characteristics of the item being measured to be relevant inputs: 1) weighted-average coupon rate, 2) weighted-average years to maturity, 3) types of underlying assets, 4) weighted-average coupon rate of the underlying assets, 5) weighted-average years to maturity of the underlying assets, 6) seniority level of the tranches owned, and 7) credit ratings of the securities.

        After reviewing these characteristics of the ABS, the third party pricing service and brokers use certain inputs to determine the value of the security. For ABS classified as Level 2, the valuation would consist of predominantly market observable inputs such as, but not limited to: 1) monthly principal and interest payments on the underlying assets, 2) average life of the security, 3) prepayment speeds, 4) credit spreads, 5) treasury and swap yield curves, and 6) discount margin.

        As of December 31, 2011, the Company held $643.2 million of Level 3 ABS, which included $28.3 million of other asset-backed securities classified as trading. These securities are predominantly ARS whose underlying collateral is at least 97% guaranteed by the FFELP. As a result of the ARS market collapse during 2008, the Company prices its ARS using an income approach valuation model. As part of the valuation process the Company reviews the following characteristics of the ARS in determining the relevant inputs: 1) weighted-average coupon rate, 2) weighted-average years to maturity, 3) types of underlying assets, 4) weighted-average coupon rate of the underlying assets, 5) weighted-average years to maturity of the underlying assets, 6) seniority level of the tranches owned, and 7) credit ratings of the securities.

        The fair value calculation of available-for-sale ABSs classified as Level 3 had, but were not limited to, the following inputs:

Investment grade credit rating	100.0%
Weighted-average yield	1.0%
Par value	$683.7 million
Weighted-average life	13.2 years

  Corporate bonds, U.S. Government-related securities, States, municipals, and political subdivisions, and Other government related securities

        As of December 31, 2011, the Company classified approximately $22.3 billion of corporate bonds, U.S. government-related securities, states, municipals, and political subdivisions, and other government-related securities as Level 2. The fair value of the Level 2 bonds and securities is predominantly priced by broker quotes and a third party pricing service. The Company has reviewed the valuation techniques of the brokers and third party pricing service and has determined that such techniques used Level 2 market observable inputs. The following characteristics of the bonds and securities are considered to be the primary relevant inputs to the valuation: 1) weighted-average coupon rate, 2) weighted-average years to maturity, 3) seniority, and 4) credit ratings.

        The brokers and third party pricing service utilize valuation models that consist of a hybrid income and market approach to valuation. The pricing model utilizes the following inputs: 1) principal and interest payments, 2) treasury yield curve, 3) credit spreads from new issue and secondary trading markets, 4) dealer quotes with adjustments for issues with early redemption features, 5) liquidity premiums present on private placements, and 6) discount margins from dealers in the new issue market.

        As of December 31, 2011, the Company classified approximately $134.7 million of bonds and securities as Level 3 valuations. The fair value of the Level 3 bonds and securities are derived from an internal pricing model that utilizes a hybrid market/income approach to valuation. The Company reviews the following characteristics of the bonds and securities to determine the relevant inputs to use in the pricing model: 1) coupon rate, 2) years to maturity, 3) seniority, 4) embedded options, 5) trading volume, and 6) credit ratings.

        Level 3 bonds and securities primarily represent investments in illiquid bonds for which no price is readily available. To determine a price, the Company uses a discounted cash flow model with both observable and unobservable inputs. These inputs are entered into an industry standard pricing model to determine the final price of the security. These inputs include: 1) principal and interest payments, 2) coupon rate, 3) sector and issuer level spreads, 4) underlying collateral, 5) credit ratings, 6) maturity, 7) embedded options, 8) recent new issuance, 9) comparative bond analysis, and 10) an illiquidity premium.

        The fair value calculation of bonds and securities classified as Level 3 had, but were not limited to, the following weighted-average inputs:

Investment grade credit rating	60.0%
Weighted-average yield	5.1%
Weighted-average coupon	5.9%
Par value	$145.7 million
Weighted-average stated maturity	6.0 years

  Equities

        As of December 31, 2011, the Company held approximately $91.9 million of equity securities classified as Level 2 and Level 3. Of this total, $64.6 million represents Federal Home Loan Bank ("FHLB") stock. The Company believes that the cost of the FHLB stock approximates fair value. The remainder of these equity securities is primarily made up of holdings we have obtained through bankruptcy proceedings or debt restructurings.

  Other long-term investments and Other liabilities

        Other long-term investments and other liabilities consist entirely of free-standing and embedded derivative financial instruments. Refer to Note 21, Derivative Financial Instruments for additional information related to derivatives. Derivative financial instruments are valued using exchange prices, independent broker quotations, or pricing valuation models, which utilize market data inputs. Excluding embedded derivatives, as of December 31, 2011, 95.1% of derivatives based upon notional values were priced using exchange prices or independent broker quotations. The remaining derivatives were priced by pricing valuation models, which predominantly utilize observable market data inputs. Inputs used to value derivatives include, but are not limited to, interest swap rates, credit spreads, interest rate and equity market volatility indices, equity index levels, and treasury rates. The Company performs monthly analysis on derivative valuations that includes both quantitative and qualitative analyses.

        Derivative instruments classified as Level 1 include futures, credit default swaps, and puts, which are traded on active exchange markets.

        Derivative instruments classified as Level 2 primarily include interest rate and inflation swaps. These derivative valuations are determined using independent broker quotations, which are corroborated with observable market inputs.

        Derivative instruments classified as Level 3 were embedded derivatives and include at least one significant non-observable input. A derivative instrument containing Level 1 and Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

        The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the changes in fair value on derivatives reported in Level 3 may not reflect the offsetting impact of the changes in fair value of the associated assets and liabilities.

        The guaranteed minimum withdrawal benefits ("GMWB") embedded derivative is carried at fair value in "other long-term investments" and "other liabilities" on the Company's consolidated balance sheet. The changes in fair value are recorded in earnings as "Realized investment gains (losses)—Derivative financial instruments". Refer to Note 21, Derivative Financial Instruments for more information related to GMWB embedded derivative gains and losses. The fair value of the GMWB embedded derivative is derived through the income method of valuation using a valuation model that projects future cash flows using multiple risk neutral stochastic equity scenarios and policyholder behavior assumptions. The risk neutral scenarios are generated using the current swap curve and projected equity volatilities and correlations. The projected equity volatilities are based on a blend of historical volatility and near-term equity market implied volatilities. The equity correlations are based on historical price observations. For policyholder behavior assumptions, expected lapse and utilization assumptions are used and updated for actual experience, as necessary. The Company assumes age-based mortality that is consistent with 61% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. The present value of the cash flows is determined using the discount rate curve, which is based upon LIBOR plus a credit spread (to represent the Company's non-performance risk). As a result of using significant unobservable inputs, the GMWB embedded derivative is categorized as Level 3. These assumptions are reviewed on a quarterly basis.

        The Company has assumed and ceded certain blocks of policies under modified coinsurance agreements in which the investment results of the underlying portfolios inure directly to the reinsurers. As a result, these agreements contain embedded derivatives that are reported at fair value. Changes in their fair value are reported in earnings. The investments supporting these agreements are designated as "trading securities"; therefore changes in their fair value are also reported in earnings. The fair value of the embedded is the difference between the policy liabilities, net of policy loans compared to the fair value of the trading securities. As a result, changes in the fair value of the embedded derivatives are largely offset by the changes in fair value of the related investments and each are reported in earnings.

  Annuity account balances

        The equity indexed annuity ("EIA") model calculates the present value of future benefit cash flows less the projected future profits to quantify the net liability that is held as a reserve. This calculation is done using multiple risk neutral stochastic equity scenarios. The cash flows are discounted using LIBOR plus a credit spread. Best estimate assumptions are used for partial withdrawals, lapses, expenses and asset earned rate with a risk margin applied to each. These assumptions are reviewed at least annually as a part of the formal unlocking process. If an event were to occur within a quarter that would make the assumptions unreasonable, the assumptions would be reviewed within the quarter.

        Included in the chart below are current key assumptions which include risk margins for the Company.

Asset Earned Rate	5.89%
Admin Expense per Policy	$78 to $93 per policy
Partial Withdrawal Rate (for ages less than 70)	2.20%
Partial Withdrawal Rate (for ages 70 and greater)	2.20%
Mortality	65% of 94 GMDB table
Lapse	2.2% to 55% depending on the surrender charge period
Return on Assets	1.5% to 1.85% depending on the guarantee period

        The discount rate for the equity indexed annuities is based on an upward sloping rate curve which is updated each quarter. The discount rates for December 31, 2011, ranged from a one month rate of 1.94%, a 5 year rate of 3.55%, and a 30 year rate of 5.01%. A credit spread component is also included in the calculation to accommodate non-performance risk.

  Separate Accounts

        Separate account assets are invested in open-ended mutual funds and are included in Level 1.

        The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2011, for which the Company has used significant unobservable inputs (Level 3):

													Total Gains (losses) included in Earnings related to Instruments still held at the Reporting Date
		Total Realized and Unrealized Gains		Total Realized and Unrealized Losses
	Beginning Balance	Included in Earnings	Included in Other Comprehensive Income	Included in Earnings	Included in Other Comprehensive Income	Purchases	Sales	Issuances	Settlements	Transfers in/out of Level 3	Other	Ending Balance
	(Dollars In Thousands)
Assets:
Fixed maturity securities available-for-sale
Residential mortgage-backed securities	$20	$—	$12	$(4)	$—	$—	$(12)	$—	$—	$(9)	$—	$7	$—
Commercial mortgage-backed securities	19,901	—	147	—	(719)	—	(103)	—	—	(19,224)	(2)	—	—
Other asset-backed securities	641,129	4,527	28,873	(8,661)	(50,941)	—	—	—	—	—	(114)	614,813	—
U.S. government-related securities	15,109	—	—	—	(122)	—	—	—	—	—	13	15,000	—
States, municipals, and political subdivisions	78	—	—	—	(1)	—	(9)	—	—	—	1	69	—
Other government-related securities	—	—	—	—	—	—	—	—	—	—	—	—	—
Corporate bonds	65,032	—	5,216	—	(1,689)	40,000	(3,543)	—	—	14,585	—	119,601	—

Total fixed maturity securities—available-for-sale	741,269	4,527	34,248	(8,665)	(53,472)	40,000	(3,667)	—	—	(4,648)	(102)	749,490	—
Fixed maturity securities—trading
Residential mortgage-backed securities	—	—	—	—	—	—	—	—	—	—	—	—	—
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—	—	—	—	—	—
Other asset-backed securities	59,925	1,213	—	(2,689)	—	3,792	(40,292)	—	—	4,002	2,392	28,343	(937)
U.S. government-related securities	3,442	387	—	(476)	—	—	(3,347)	—	—	—	(6)	—	—
States, municipals and political subdivisions	—	—	—	—	—	—	—	—	—	—	—	—	—
Other government-related securities	—	—	—	—	—	—	—	—	—	—	—	—	—
Corporate bonds	—	611	—	(1,453)	—	—	(37,292)	—	—	38,039	95	—	—

Total fixed maturity securities—trading	63,367	2,211	—	(4,618)	—	3,792	(80,931)	—	—	42,041	2,481	28,343	(937)
Total fixed maturity securities	804,636	6,738	34,248	(13,283)	(53,472)	43,792	(84,598)	—	—	37,393	2,379	777,833	(937)
Equity securities	77,098	49	555	—	(1,050)	3,962	(49)	—	—	21	—	80,586	—
Other long-term investments(1)	25,065	—	—	(12,362)	—	—	—	—	—	—	—	12,703	(12,362)
Short-term investments	—	—	—	—	—	—	—	—	—	—	—	—	—

Total investments	906,799	6,787	34,803	(25,645)	(54,522)	47,754	(84,647)	—	—	37,414	2,379	871,122	(13,299)

Total assets measured at fair value on a recurring basis	$906,799	$6,787	$34,803	$(25,645)	$(54,522)	$47,754	$(84,647)	$—	$—	$37,414	$2,379	$871,122	$(13,299)

Liabilities:
Annuity account balances(2)	$143,264	$—	$—	$(5,850)	$—	$—	$—	$654	$13,306	$—	$—	$136,462	$—
Other liabilities(1)	190,529	—	—	(249,757)	—	—	(2,673)	—	—	—	—	437,613	(249,757)

Total liabilities measured at fair value on a recurring basis	$333,793	$—	$—	$(255,607)	$—	$—	$(2,673)	$654	$13,306	$—	$—	$574,075	$(249,757)

(1)
Represents certain freestanding and embedded derivatives.

(2)
Represents liabilities related to equity indexed annuities.

        For the year ended December 31, 2011, $66.1 million of securities were transferred into Level 3. This amount was transferred from Level 2. These transfers resulted from securities that were priced by independent pricing services or brokers in previous periods, using no significant unobservable inputs, but were priced internally using significant unobservable inputs where market observable inputs were no longer available as of December 31, 2011.

        For the year ended December 31, 2011, $28.7 million of securities were transferred out of Level 3. This amount was transferred to Level 2. These transfers resulted from securities that were previously valued using an internal model that utilized significant unobservable inputs but were valued internally or by independent pricing services or brokers, utilizing no significant unobservable inputs. All transfers are recognized as of the end of the reporting period.

        For the year ended December 31, 2011, there were no transfers from Level 2 to Level 1.

        For the year ended December 31, 2011, $17.2 million of securities were transferred out of Level 1. This amount was transferred to Level 2. These transfers resulted from classification corrections made during the year.

        The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2010, for which the Company has used significant unobservable inputs (Level 3):

								Total Gains (losses) included in Earnings related to Instruments still held at the Reporting Date
		Total Realized and Unrealized Gains (losses)
	Beginning Balance	Included in Earnings	Included in Other Comprehensive Income	Purchases, Issuances, and Settlements (net)		Transfers in and/or out of Level 3	Ending Balance
	(Dollars In Thousands)
Assets:
Fixed maturity securities—available-for-sale
Residential mortgage-backed securities	$23	$(31)	$(4)	$32		$—	$20	$—
Commercial mortgage-backed securities	844,535	—	40,064	(843,065	)(3)	(21,633)	19,901	—
Other asset-backed securities	693,930	6,079	40,125	(89,667)		(9,338)	641,129	—
U.S. government-related securities	15,102	—	(6)	13		—	15,109	—
States, municipals, and political subdivisions	86	—	(1)	(7)		—	78	—
Other government-related securities	—	—	—	—		—	—	—
Corporate bonds	86,328	—	2,281	36,832		(60,409)	65,032	—

Total fixed maturity securities—available-for-sale	1,640,004	6,048	82,459	(895,862)		(91,380)	741,269	—
Fixed maturity securities—trading
Residential mortgage-backed securities	7,244	(1)	—	(3,855)		(3,388)	—	—
Commercial mortgage-backed securities	—	—	—	—		—	—	—
Other asset-backed securities	47,509	655	—	11,761		—	59,925	168
U.S. government-related securities	3,310	138	—	(6)		—	3,442	137
States, municipals and political subdivisions	4,994	77	—	—		(5,071)	—	—
Other government-related securities	41,965	1,058	—	(47)		(42,976)	—	—
Corporate bonds	67	(66)	—	26,794		(26,795)	—	—

Total fixed maturity securities—trading	105,089	1,861	—	34,647		(78,230)	63,367	305
Total fixed maturity securities	1,745,093	7,909	82,459	(861,215)		(169,610)	804,636	305
Equity securities	70,708	3,484	(266)	(796)		3,968	77,098	—
Other long-term investments(1)	16,525	8,540	—	—		—	25,065	8,540
Short-term investments	—	—	—	—		—	—	—

Total investments	1,832,326	19,933	82,193	(862,011)		(165,642)	906,799	8,845

Total assets measured at fair value on a recurring basis	$1,832,326	$19,933	$82,193	$(862,011)		$(165,642)	$906,799	$8,845

Liabilities:
Annuity account balances(2)	$149,893	$(2,046)	$—	$8,675		$—	$143,264	$—
Other liabilities(1)	105,838	(84,691)	—	—		—	190,529	(84,691)

Total liabilities measured at fair value on a recurring basis	$255,731	$(86,737)	$—	$8,675		$—	$333,793	$(84,691)

(1)
Represents certain freestanding and embedded derivatives.

(2)
Represents liabilities related to equity indexed annuities.

(3)
Represents mortgage loan held by the trusts that have been consolidated upon the adoption of ASU No. 2009-17.

        Total realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either realized investment gains (losses) within the consolidated statements of income (loss) or other comprehensive income (loss) within shareowners' equity based on the appropriate accounting treatment for the item.

        Purchases, sales, issuances, and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily relates to purchases and sales of fixed maturity securities and issuances and settlements of equity indexed annuities.

        The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. The asset transfers in the table(s) above primarily related to positions moved from Level 3 to Level 2 as the Company determined that certain inputs were observable.

        The amount of total gains (losses) for assets and liabilities still held as of the reporting date primarily represents changes in fair value of trading securities and certain derivatives that exist as of the reporting date and the change in fair value of equity indexed annuities.

  Estimated Fair Value of Financial Instruments

        The carrying amounts and estimated fair values of the Company's financial instruments as of the periods shown below are as follows:

	As of December 31,
	2011		2010
	Carrying Amounts	Fair Values	Carrying Amounts	Fair Values
	(Dollars In Thousands)
Assets:
Mortgage loans on real estate	$5,353,481	$6,251,902	$4,892,829	$5,336,732
Policy loans	879,819	879,819	793,448	793,448
Liabilities:
Stable value product account balances	$2,769,510	$2,855,614	$3,076,233	$3,163,902
Annuity account balances	10,946,848	10,767,892	10,591,605	10,451,526
Mortgage loan backed certificates	19,755	19,893	61,678	63,127
Debt:
Bank borrowings	$170,000	$170,000	$142,000	$142,000
Senior and Medium-Term Notes	1,350,000	1,494,346	1,359,852	1,455,641
Subordinated debt securities	524,743	525,483	524,743	517,383
Non-recourse funding obligations	407,800	217,529	532,400	389,534

        Except as noted below, fair values were estimated using quoted market prices.

Fair Value Measurements

  Mortgage loans on real estate

        The Company estimates the fair value of mortgage loans using an internally developed model. This model includes inputs derived by the Company based on assumed discount rates relative to the Company's current mortgage loan lending rate and an expected cash flow analysis based on a review of the mortgage loan terms. The model also contains the Company's determined representative risk adjustment assumptions related to nonperformance and liquidity risks.

  Policy loans

        The Company believes the fair value of policy loans approximates book value. Policy loans are funds provided to policy holders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates carrying value.

  Stable value product and Annuity account balances

        The Company estimates the fair value of stable value product account balances and annuity account balances using models based on discounted expected cash flows. The discount rates used in the models were based on a current market rate for similar financial instruments.

  Bank borrowings

        The Company believes the carrying value of its bank borrowings approximates fair value.

  Non-recourse funding obligations

        As of December 31, 2011, the Company estimated the fair value of its non-recourse funding obligations using internal discounted cash flow models. The discount rates used in the model were based on a current market yield for similar financial instruments.

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

21. DERIVATIVE FINANCIAL INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

        The Company utilizes a risk management strategy that incorporates the use of derivative financial instruments to reduce exposure to interest rate risk, inflation risk, currency exchange risk, volatility risk, and equity market risk. These strategies are developed through the Company's analysis of data from financial simulation models and other internal and industry sources, and are then incorporated into the Company's risk management program.

        Derivative instruments expose the Company to credit and market risk and could result in material changes from period to period. The Company attempts to minimize its credit risk by entering into transactions with highly rated counterparties. The Company manages the market risk by establishing and monitoring limits as to the types and degrees of risk that may be undertaken. The Company monitors its use of derivatives in connection with its overall asset/liability management programs and risk management strategies. In addition, all derivative programs are monitored by our risk management department.

  Derivatives Related to Interest Rate Risk Management

        Derivative instruments that are used as part of the Company's interest rate risk management strategy include interest rate swaps, interest rate futures, and interest rate caps. The Company's inflation risk management strategy involves the use of swaps that requires the Company to pay a fixed rate and receive a floating rate that is based on changes in the Consumer Price Index ("CPI").

  Derivatives Related to Risk Mitigation of Variable Annuity Contracts

        The Company may use the following types of derivative contracts to mitigate its exposure to certain guaranteed benefits related to variable annuity contracts:

  •
  Foreign Currency Futures

  •
  Variance Swaps

  •
  Interest Rate Futures

  •
  Equity Options

  •
  Equity Futures

  •
  Credit Derivatives

  •
  Interest Rate Swaps

        The Company has sold credit protection under single name credit default swaps and credit default swap indices for which it receives a premium to insure credit risk. Such credit derivatives are a part of the Company's program to mitigate risks related to certain minimum guaranteed benefits of variable annuity contracts and are designed to offset some portion of the Company's nonperformance risk. The Company will only make a payment in the event there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less an auction-determined recovery rate, to the percentage extent described. A credit event is generally defined to include material default, bankruptcy, or debt restructuring. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, equals the notional value of the credit default swaps. As of December 31, 2011, the Company did not have any open credit default swaps.

Accounting for Derivative Instruments

        The Company records its derivative financial instruments in the consolidated balance sheet in "other long-term investments" and "other liabilities" in accordance with GAAP, which requires that all derivative instruments be recognized in the balance sheet at fair value. The change in the fair value of derivative financial instruments is reported either in the statement of income or in other comprehensive income (loss), depending upon whether it qualified for and also has been properly identified as being part of a hedging relationship, and also on the type of hedging relationship that exists.

        For a derivative financial instrument to be accounted for as a GAAP accounting hedge, it must be identified and documented either as a fair value, cash flow, or foreign currency GAAP accounting hedge contemporaneously at the trade date. For cash flow hedges, the effective portion of their realized gain or loss is reported as a component of other comprehensive income and reclassified into earnings in the same period during which the hedged transaction impacts earnings. Any remaining gain or loss, the ineffective portion, is recognized in current earnings. For fair value hedge derivatives, their gain or loss as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. Effectiveness of the Company's hedge relationships is assessed on a quarterly basis.

        The Company reports changes in fair values of derivatives that are not part of a qualifying hedge relationship through earnings in the period of change. Changes in the fair value of derivatives that are recognized in current earnings are reported in "Realized investment gains (losses)—Derivative financial instruments".

Derivative Instruments Designated and Qualifying as Hedging Instruments

  Cash-Flow Hedges

  •
  In connection with the issuance of inflation-adjusted funding agreements, the Company has entered into swaps to essentially convert the floating CPI-linked interest rate on these agreements to a fixed rate. The Company pays a fixed rate on the swap and receives a floating rate primarily determined by the period's change in the CPI. The amounts that are received on the swaps are almost equal to the amounts that are paid on the agreements.

  •
  The Company has entered into an interest rate swap to convert LIBOR-based floating rate interest payments on a certain funding agreement to fixed rate interest payments. This structure is basically the same as that described regarding the CPI-based agreements and swaps.

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

        The Company uses various other derivative instruments for risk management purposes that do not qualify for hedge accounting treatment. Changes in the fair value of these derivatives are recognized in earnings during the period of change.

  Derivatives related to variable annuity contracts

  •
  The Company uses equity, interest rate, and currency futures to mitigate the risk related to certain guaranteed minimum benefits, including GMWB, within our variable annuity products. In general, the cost of such benefits varies with the level of equity and interest rate markets, foreign currency levels, and overall volatility. The equity futures resulted in net pre-tax losses of $30.1 million and $42.3 million and interest rate futures resulted in pre-tax gains of $164.2 million and a pre-tax loss of $11.8 million for the year ended December 31, 2011 and 2010, respectively. Currency futures resulted in net pre-tax gains of $3.0 million, for the year ended December 31, 2011.

  •
  The Company uses equity options, volatility swaps, and interest rate swaps to mitigate the risk related to certain guaranteed minimum benefits, including GMWB, within our variable annuity products. In general, the cost of such benefits varies with the level of equity markets and overall volatility. The equity options resulted in net pre-tax losses of $15.1 million, the volatility swaps resulted in net pre-tax losses of $0.2 million, and the interest rate swaps resulted in a net pre-tax gain of $7.7 million for the year ended December 31, 2011, respectively. Such interest rate swaps were not held during the year ended December 31, 2010.

  •
  The Company entered into credit default swaps to partially mitigate the Company's non-performance risk related to certain guaranteed minimum withdrawal benefits within our variable annuity products. The Company reported net pre-tax losses of $7.9 million for the year ended December 31, 2011. Net settlements received were $2.5 million, offset by termination losses of $10.4 million. As of December 31, 2011, the Company did not hold any remaining credit default swaps.

  •
  The Company markets certain variable annuity products with a GMWB rider. The GMWB component is considered an embedded derivative, not considered to be clearly and closely related to the host contract. The Company recognized pre-tax losses of $127.5 million and $5.7 million for the year ended December 31, 2011 and 2010, respectively, related to these embedded derivatives.

  Other Derivatives

  •
  The Company previously entered into credit default swaps to enhance the return on its investment portfolio. The Company reported net pre-tax losses of $0.5 million for the year ended December 31, 2011, and pre-tax gains of $1.4 million for the year ended December 31, 2010, respectively, related to their change in fair value and premium income earned. As of December 31, 2011, no credit default swaps were outstanding.

  •
  The Company uses certain interest rate swaps to mitigate the price volatility of fixed maturities. The Company recognized pre-tax losses of $11.3 million and $8.4 million on interest rate swaps for the year ended December 31, 2011 and 2010, respectively. The net losses for the year ended December 31, 2011, were the result of $10.4 million in realized losses due to terminations, $3.1 million in realized losses due to interest settlements, and $2.2 million in unrealized gains.

  •
  The Company purchased interest rate caps during the year ended December 31, 2011, to mitigate the Company's credit risk with respect to the Company's LIBOR exposure and the potential impact of European financial market distress. These caps resulted in net pre-tax losses of $2.8 million for the year ended December 31, 2011.

  •
  The Company uses other types of derivatives to manage risk related to other exposures. The Company recognized pre-tax losses of $0.5 million for the year ended December 31, 2011. The Company recognized gains of $0.8 million for the year ended December 31, 2010.

  •
  The Company is involved in various modified coinsurance and funds withheld arrangements which contain embedded derivatives. Changes in their fair value are recorded in current period earnings. The investment portfolios that support the related modified coinsurance reserves and funds withheld arrangements had mark-to-market changes which substantially offset the gains or losses on these embedded derivatives. The Company recognized pre-tax losses of $134.3 million and $68.0 million for the year ended December 31, 2011 and 2010, respectively.

          The tables below present information about the nature and accounting treatment of the Company's primary derivative financial instruments and the location in and effect on the consolidated financial statements for the periods presented below:

	As of December 31,
	2011		2010
	Notional Amount	Fair Value	Notional Amount	Fair Value
	(Dollars In Thousands)
Other long-term investments
Cash flow hedges:
Inflation	$7,068	$1	$—	$—
Derivatives not designated as hedging instruments:
Interest rate swaps	125,000	5,118	25,000	3,808
Credit default swaps	—	—	—	—
Embedded derivative—Modco reinsurance treaties	30,001	2,038	29,563	2,687
Embedded derivative—GMWB	826,790	10,665	1,099,902	22,378
Interest rate futures	615,445	6,393	—	—
Equity futures	49,631	837	—	—
Currency futures	57,912	976	—	—
Interest rate caps	3,000,000	2,666	—	—
Other	440,224	19,551	95,000	6,794

	$5,152,071	$48,245	$1,249,465	$35,667

Other liabilities
Cash flow hedges:
Inflation	$244,399	$8,863	$293,379	$12,005
Interest rate	75,000	3,443	75,000	6,747
Derivatives not designated as hedging instruments:
Credit default swaps	—	—	25,000	1,099
Interest rate swaps	25,000	3,064	110,000	9,137
Embedded derivative—Modco reinsurance treaties	2,761,686	279,799	2,842,862	146,105
Embedded derivative—GMWB	3,741,688	157,813	1,494,657	41,990
Interest rate futures	270,019	1,148	598,357	16,764
Equity futures	189,765	1,454	327,321	7,231
Currency futures	14,348	126	—	—
Other	—	—	338,438	2,433

	$7,321,905	$455,710	$6,105,014	$243,511

Gain (Loss) on Derivatives in Cash Flow Relationship

	For The Year Ended December 31, 2011			For The Year Ended December 31, 2010
	Realized investment gains (losses)	Benefits and settlement expenses	Other comprehensive income (loss)	Realized investment gains (losses)	Benefits and settlement expenses	Other comprehensive income (loss)
	(Dollars In Thousands)
Gain (loss) recognized in other comprehensive income (loss) (effective portion):
Interest rate	$—	$—	$(272)	$—	$—	$(2,979)
Inflation	—	—	2,468	—	—	3,494
Gain (loss) reclassified from accumulated other comprehensive income (loss) into income (effective portion):
Interest rate	$—	$(3,581)	$—	$—	$(6,650)	$—
Inflation	—	(276)	—	—	(3,303)	—
Gain (loss) recognized in income (ineffective portion):
Inflation	$(359)	$—	$—	$116	$—	$—

        Based on the expected cash flows of the underlying hedged items, the Company expects to reclassify $4.6 million out of accumulated other comprehensive income (loss) into earnings during the next twelve months.

Realized investment gains (losses)—derivative financial instruments

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Derivatives related to variable annuity contracts:
Interest rate futures—VA	$164,221	$(11,778)	$—
Equity futures—VA	(30,061)	(42,258)	—
Currency futures—VA	2,977	—	—
Volatility swaps—VA	(239)	(2,433)	—
Equity options—VA	(15,051)	(1,824)	—
Interest rate swaps—VA	7,718	—	—
Credit default swaps—VA	(7,851)	—	—
Embedded derivative—GMWB	(127,537)	(5,728)	19,722

Total derivatives related to variable annuity contracts	(5,823)	(64,021)	19,722
Embedded derivative—Modco reinsurance treaties	(134,340)	(67,989)	(252,698)
Derivatives related to corporate debt	—	—	(125)
Interest rate swaps	(11,264)	(8,427)	39,317
Interest rate caps	(2,801)	—	—
Interest rate futures	—	—	6,889
Credit default swaps	(548)	1,389	3,351
Other derivatives	(475)	799	5,591

	$(155,251)	$(138,249)	$(177,953)

Realized investment gains (losses)—all other investments

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Modco trading portfolio(1)	$164,224	$109,399	$285,178
(1)
The Company elected to include the use of alternate disclosures for trading activities

OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2011
OPERATING SEGMENTS
OPERATING SEGMENTS

22. OPERATING SEGMENTS

        The Company has several operating segments each having a strategic focus. An operating segment is distinguished by products, channels of distribution, and/or other strategic distinctions. The Company periodically evaluates its operating segments, as prescribed in the ASC Segment Reporting Topic, and makes adjustments to its segment reporting as needed. A brief description of each segment follows.

  •
  The Life Marketing segment markets UL, variable universal life, bank-owned life insurance ("BOLI"), and level premium term insurance ("traditional") products on a national basis primarily through networks of independent insurance agents and brokers, stockbrokers, and independent marketing organizations.

  •
  The Acquisitions segment focuses on acquiring, converting, and servicing policies acquired from other companies. The segment's primary focus is on life insurance policies and annuity products that were sold to individuals. In the ordinary course of business, the Acquisitions segment regularly considers acquisitions of blocks of policies or insurance companies. The level of the segment's acquisition activity is predicated upon many factors, including available capital, operating capacity, potential return on capital, and market dynamics. Policies acquired through the Acquisitions segment are typically "closed" blocks of business (no new policies are being marketed). Therefore earnings and account values are expected to decline as the result of lapses, deaths, and other terminations of coverage unless new acquisitions are made.

  •
  The Annuities segment markets fixed and variable annuity products. These products are primarily sold through broker-dealers, financial institutions, and independent agents and brokers.

  •
  The Stable Value Products segment sells fixed and floating rate funding agreements directly to the trustees of municipal bond proceeds, institutional investors, bank trust departments, and money market funds. The segment also issues funding agreements to the Federal Home Loan Bank ("FHLB"), and markets guaranteed investment contracts ("GICs") to 401(k) and other qualified retirement savings plans. Additionally, the Company has contracts outstanding pursuant to a funding agreement-backed notes program registered with the United States Securities and Exchange Commission (the "SEC") which offered notes to both institutional and retail investors.

  •
  The Asset Protection segment markets extended service contracts and credit life and disability insurance to protect consumers' investments in automobiles, watercraft, and recreational vehicles. In addition, the segment markets a guaranteed asset protection ("GAP") product. GAP coverage covers the difference between the loan pay-off amount and an asset's actual cash value in the case of a total loss.

  •
  The Corporate and Other segment primarily consists of net investment income (including the impact of carrying excess liquidity), expenses not attributable to the segments above (including interest on certain corporate debt), and a trading portfolio that was previously part of a variable interest entity. This segment includes earnings from several non-strategic or runoff lines of business, various investment-related transactions, the operations of several small subsidiaries, and the repurchase of non-recourse funding obligations.

        The Company uses the same accounting policies and procedures to measure segment operating income (loss) and assets as it uses to measure consolidated net income available to PLC's common shareowners and assets. Segment operating income (loss) is income before income tax, excluding net realized investment gains and losses (excluding periodic settlements of derivatives associated with debt and certain investments) net of the related amortization of DAC and VOBA. Operating earnings exclude changes in the GMWB embedded derivatives (excluding the portion attributed to economic cost), realized and unrealized gains (losses) on derivatives used to hedge the VA product, actual GMWB incurred claims and net of the related amortization of DAC attributed to each of these items.

        In the first quarter of 2012, management revised the definition of operating income (loss) as it relates to certain features of our variable annuity contracts and related hedging activities, to better reflect the basis on which the performance of its business is internally assessed. Under the revised definition, the following items have been excluded from operating income for the historical periods presented within the document:

  •
  Changes in GMWB embedded derivatives related to this rider feature of certain variable annuity products (excluding the portion attributed to economic costs). Economic cost is the long-term expected average cost of providing the product benefit over the life of the policy based on product pricing assumptions. These include assumptions about the economic/market environment, and elective and non-elective policy owner behavior (e.g. lapses, withdrawal timing, mortality, etc.). These features are considered embedded derivatives under ASC 815.

  •
  Changes in value of certain derivative instruments used to mitigate the risk related to variable annuity contracts.

  •
  That portion of the change in balance sheet components amortized over estimated gross profit that is attributed to the embedded GMWB derivative and related economic hedges (e.g. DAC amortization).

        Prior periods have been revised to conform to the current period presentation for these changes.

        Segment operating income (loss) represents the basis on which the performance of the Company's business is internally assessed by management. Premiums and policy fees, other income, benefits and settlement expenses, and amortization of DAC/VOBA are attributed directly to each operating segment. Net investment income is allocated based on directly related assets required for transacting the business of that segment. Realized investment gains (losses) and other operating expenses are allocated to the segments in a manner that most appropriately reflects the operations of that segment. Investments and other assets are allocated based on statutory policy liabilities net of associated statutory policy assets, while DAC/VOBA and goodwill are shown in the segments to which they are attributable.

        During the first quarter of 2010, the Company recorded a $7.8 million decrease in reserves related to the final settlement in the runoff Lender's Indemnity line of business within the Asset Protection Division.

        During the first quarter of 2011, the Company recorded $8.5 million of pre-tax earnings in the Corporate and Other business segment relating to the settlement of a dispute with respect to certain investments. There were no significant intersegment transactions during the year ended December 31, 2011 and 2010.

        The following tables summarize financial information for the Company's segments:

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Revenues
Life Marketing	$1,301,301	$1,219,392	$1,096,396
Acquisitions	982,821	761,344	777,181
Annuities	634,347	502,236	508,856
Stable Value Products	170,115	167,883	220,858
Asset Protection	277,271	267,126	277,003
Corporate and Other	200,287	179,774	187,732

Total revenues	$3,566,142	$3,097,755	$3,068,026

Segment Operating Income (Loss)
Life Marketing	$96,123	$123,864	$107,808
Acquisitions	157,393	111,143	133,760
Annuities	80,224	52,163	22,054
Stable Value Products	56,780	39,207	61,963
Asset Protection	25,407	31,491	26,248
Corporate and Other	5,767	(25,053)	81,980

Total segment operating income	421,694	332,815	433,813
Realized investment (losses) gains—investments(1)(3)	181,907	130,359	112,784
Realized investment (losses) gains—derivatives(2)	(133,370)	(127,957)	(164,412)
Income tax expense	(154,839)	(109,903)	(133,048)

Net income available to PLC's common shareowners	$315,392	$225,314	$249,137

(1) Realized investment (losses) gains—investments	$187,473	$112,856	$120,149
Less: related amortization of DAC/VOBA	5,566	(17,503)	7,365

	$181,907	$130,359	$112,784

(2) Realized investment gains (losses)—derivatives	$(155,251)	$(138,249)	$(177,953)
Less: settlements on certain interest rate swaps	—	168	3,401
Less: derivative activity related to certain annuities	(21,881)	(10,460)	(16,942)

	$(133,370)	$(127,957)	$(164,412)

Net investment income
Life Marketing	$446,175	$388,061	$362,108
Acquisitions	529,261	458,703	479,743
Annuities	507,230	482,264	440,097
Stable Value Products	145,150	171,327	221,688
Asset Protection	26,501	28,820	33,157
Corporate and Other	166,326	154,501	128,243

Total net investment income	$1,820,643	$1,683,676	$1,665,036

Amortization of DAC and VOBA
Life Marketing	$87,461	$47,809	$101,165
Acquisitions	75,041	64,410	59,025
Annuities	57,201	76	62,749
Stable Value Products	4,556	5,430	3,471
Asset Protection	38,080	45,544	49,572
Corporate and Other	2,654	1,694	1,900

Total amortization of DAC and VOBA	$264,993	$164,963	$277,882

(3)
Includes credit related other-than-temporary impairments of $47.4 million, $41.5 million, and $180.1 million for the year ended December 31, 2011, 2010, and 2009, respectively.

	Operating Segment Assets As of December 31, 2011
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$10,885,833	$11,471,856	$14,945,002	$2,767,163
Deferred policy acquisition costs and value of business acquired	1,912,916	824,277	435,462	2,347
Goodwill	10,192	38,713	—	—

Total assets	$12,808,941	$12,334,846	$15,380,464	$2,769,510

	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$727,417	$7,964,907	$21,491	$48,783,669
Deferred policy acquisition costs and value of business acquired	71,427	1,612	—	3,248,041
Goodwill	62,671	83	—	111,659

Total assets	$861,515	$7,966,602	$21,491	$52,143,369

	Operating Segment Assets As of December 31, 2010
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$10,043,321	$10,270,540	$12,669,843	$3,069,330
Deferred policy acquisition costs and value of business acquired	1,826,001	810,681	368,279	6,903
Goodwill	10,192	41,812	—	—

Total assets	$11,879,514	$11,123,033	$13,038,122	$3,076,233

	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$696,232	$6,823,333	$23,686	$43,596,285
Deferred policy acquisition costs and value of business acquired	77,219	3,497	—	3,092,580
Goodwill	62,671	83	—	114,758

Total assets	$836,122	$6,826,913	$23,686	$46,803,623

CONSOLIDATED QUARTERLY RESULTS - UNAUDITED	12 Months Ended
Dec. 31, 2011
CONSOLIDATED QUARTERLY RESULTS - UNAUDITED
CONSOLIDATED QUARTERLY RESULTS - UNAUDITED

23. CONSOLIDATED QUARTERLY RESULTS—UNAUDITED

        The Company's unaudited consolidated quarterly operating data for the year ended December 31, 2011 and 2010 is presented below. In the opinion of management, all adjustments (consisting only of normal recurring items) necessary for a fair statement of quarterly results have been reflected in the following data. It is also management's opinion, however, that quarterly operating data for insurance enterprises are not necessarily indicative of results that may be expected in succeeding quarters or years. In order to obtain a more accurate indication of performance, there should be a review of operating results, changes in shareowners' equity, and cash flows for a period of several quarters.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars In Thousands, Except Per Share Amounts)
2011
Premiums and policy fees	$666,343	$716,586	$696,978	$720,233
Reinsurance ceded	(331,808)	(364,248)	(326,967)	(371,652)

Net of reinsurance ceded	334,535	352,338	370,011	348,581
Net investment income	444,213	448,785	462,926	464,719
Realized investment gains (losses)	(13,877)	14,437	30,585	1,077
Other income	72,209	87,224	75,859	72,520

Total revenues	837,080	902,784	939,381	886,897
Total benefits and expenses	746,366	767,945	817,095	764,260

Income before income tax	90,714	134,839	122,286	122,637
Income tax expense	31,887	46,920	39,429	36,603

Net income	58,827	87,919	82,857	86,034
Less: Net income (loss) attributable to noncontrolling interests	(51)	296	—	—

Net income available to PLC's common shareowners	$58,878	$87,623	$82,857	$86,034

Net income available to PLC's common shareowners—basic	$0.68	$1.01	$0.98	$1.03
Average shares outstanding—basic	86,603,228	86,346,216	84,722,232	83,205,456
Net income available to PLC's common shareowners—diluted	$0.67	$1.00	$0.96	$1.02
Average shares outstanding—diluted	87,820,085	87,653,731	86,004,571	84,464,572
2010
Premiums and policy fees	$628,772	$679,241	$640,265	$677,116
Reinsurance ceded	(305,829)	(379,729)	(334,040)	(388,742)

Net of reinsurance ceded	322,943	299,512	306,225	288,374
Net investment income	411,997	422,500	429,548	419,631
Realized investment gains (losses)	12,958	(68,982)	9,138	21,493
Other income	43,872	59,072	58,190	61,284

Total revenues	791,770	712,102	803,101	790,782
Total benefits and expenses	700,777	672,949	718,852	670,405

Income before income tax	90,993	39,153	84,249	120,377
Income tax expense	27,929	14,248	28,564	39,162

Net income	63,064	24,905	55,685	81,215
Less: Net income (loss) attributable to noncontrolling interests	(73)	(127)	(77)	(168)

Net income available to PLC's common shareowners	$63,137	$25,032	$55,762	$81,383

Net income available to PLC's common shareowners—basic	$0.73	$0.29	$0.64	$0.94
Average shares outstanding—basic	86,500,199	86,562,379	86,603,569	86,600,622
Net income available to PLC's common shareowners—diluted	$0.72	$0.29	$0.64	$0.93
Average shares outstanding—diluted	87,551,386	87,666,035	87,701,592	87,781,602

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

24. SUBSEQUENT EVENTS

        The Company has evaluated the effects of events subsequent to December 31, 2011, and through the date we filed our consolidated financial statements with the United States Securities and Exchange Commission. All accounting and disclosure requirements related to subsequent events are included in our consolidated financial statements.

        In January of 2012, the Company repurchased $110.8 million of its outstanding non-recourse funding obligations. These repurchases resulted in a $35.5 million pre-tax gain for the Company.

SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT	12 Months Ended
Dec. 31, 2011
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT

SCHEDULE II—CONDENSED FINANCIAL INFORMATION
OF REGISTRANT
STATEMENTS OF INCOME
PROTECTIVE LIFE CORPORATION
(Parent Company)

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Revenues
Dividends from subsidiaries*	$224,179	$5,576	$929
Service fees from subsidiaries*	151,934	139,024	133,253
Net investment income (loss)	62,644	52,380	9,540
Realized investment gains (losses)	(248)	6,400	(1,114)
Other income	—	617	106

Total revenues	438,509	203,997	142,714

Expenses
Operating and administrative	82,759	75,725	67,669
Interest—subordinated debt	37,604	37,604	22,985
Interest—other	98,809	101,008	67,227

Total expenses	219,172	214,337	157,881

Income (loss) before income tax and other items below	219,337	(10,340)	(15,167)
Income tax (benefit) expense
Current	9,722	(14,021)	877
Deferred	(10,665)	7,545	(6,690)

Total income tax (benefit) expense	(943)	(6,476)	(5,813)
Income (loss) before minority interest	220,280	(3,864)	(9,354)
Equity in undistributed income (loss) of subsidiaries*	95,357	228,733	258,491

Net income(1)	$315,637	$224,869	$249,137

(1)
Excludes noncontrolling interests related to the Company's subs

SCHEDULE II—CONDENSED FINANCIAL INFORMATION OF REGISTRANT
STATEMENTS OF COMPREHENSIVE INCOME
PROTECTIVE LIFE CORPORATION
(Parent Company)

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Net income	$315,637	$224,869	$249,137

Total other comprehensive income	$677,594	$629,343	$1,368,884

SCHEDULE II—CONDENSED FINANCIAL INFORMATION
OF REGISTRANT
BALANCE SHEETS
PROTECTIVE LIFE CORPORATION
(Parent Company)

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Assets
Fixed maturities	$36	$36
Equity securities	42,819	42,157
Surplus notes from affiliate	800,000	800,000
Investments in subsidiaries (equity method)*	5,000,384	4,201,761

Total investments	5,843,239	5,043,954
Cash	63,361	1,693
Receivables from subsidiaries*	23,884	20,370
Property and equipment, net	342	672
Goodwill	10,275	10,275
Income tax receivable	—	8,510
Deferred tax asset	10,478	—
Other	1	2

Total assets	$5,951,580	$5,085,476

Liabilities
Accrued expenses and other liabilities	$139,346	$109,602
Accrued income taxes	9,974	—
Deferred income taxes	—	9,667
Notes to affiliates	46,000	98,424
Debt	1,520,000	1,501,852
Subordinated debt securities	524,743	524,743

Total liabilities	2,240,063	2,244,288

Commitments and contingencies—Note 3
Shareowners' equity
Preferred stock
Common stock	$44,388	$44,388
Additional paid-in-capital	598,106	586,592
Treasury stock	(107,740)	(26,072)
Retained earnings, including undistributed income of subsidiaries: (2011—$2,856,511; 2010—$2,761,154)	2,191,319	1,928,430
Accumulated other comprehensive income (loss):
Net unrealized gains (losses) on investments, all from subsidiaries, net of income tax: (2011—$589,132; 2010—$202,955)	1,094,103	376,917
Net unrealized gains (losses) relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, net of income tax; (2011—$(18,428); 2010—$(5,223))	(34,224)	(9,700)
Accumulated gain (loss)—derivatives, net of income tax: (2011—$(4,111); 2010—$(6,335))	(7,634)	(11,802)
Postretirement benefits liability adjustment, net of income tax: (2011—$(35,970); 2010—$(25,612))	(66,801)	(47,565)

Total shareowners' equity	3,711,517	2,841,188

Total liabilities and shareowners' equity(1)	$5,951,580	$5,085,476

(1)
Excludes noncontrolling interests related to the Company's subs

SCHEDULE II—CONDENSED FINANCIAL INFORMATION
OF REGISTRANT
STATEMENTS OF CASH FLOWS
PROTECTIVE LIFE CORPORATION
(Parent Company)

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$315,637	$224,869	$249,137
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment (gains) losses	248	(6,400)	1,114
Equity in undistributed (net income) loss of subsidiaries*	(95,357)	(228,733)	(258,491)
Depreciation expense	330	399	434
Receivables from subsidiaries*	(3,514)	17,992	(5,520)
Income tax receivable	8,510	(8,510)	1,573
Deferred tax asset	(10,478)	—	—
Deferred income taxes	(9,667)	10,729	(6,978)
Accrued income taxes	10,836	(1,664)	639
Accrued expenses and other liabilities	29,531	515	36,743
Other, net	10,703	7,643	(3,244)

Net cash provided by operating activities	256,779	16,840	15,407

Cash flows from investing activities
Sale of investments, available-for-sale	—	214	(175)
Purchase of and/or additional investments in subsidiaries*	(25,661)	(12,979)	(174,496)
Redemption (purchase) of non-recourse funding obligations	—	180,000	(850,000)
Change in other long-term investments	—	—	10,593
Change in short-term investments, net	—	7,750	(4,789)

Net cash (used in) provided by investing activities	(25,661)	174,985	(1,018,867)

Cash flows from financing activities
Borrowings	45,000	132,000	1,052,000
Principal payments on line of credit arrangements and debt	(26,852)	(275,000)	(122,000)
Issuance of common stock	—	—	132,575
Repurchase of common stock	(82,671)	—	—
Payments to affiliates*	(52,424)	(887)	(6,428)
Dividends to shareowners	(52,503)	(46,250)	(37,339)
Other financing activities, net	—	—	(18,380)

Net cash (used in) provided by financing activities	(169,450)	(190,137)	1,000,428

Change in cash	61,668	1,688	(3,032)

Cash at beginning of year	1,693	5	3,037

Cash at end of year	$63,361	$1,693	$5

SCHEDULE II—CONDENSED FINANCIAL INFORMATION
OF REGISTRANT
PROTECTIVE LIFE CORPORATION
(Parent Company)
NOTES TO CONDENSED FINANCIAL INFORMATION

        The Company publishes consolidated financial statements that are its primary financial statements. Therefore, this parent company condensed financial information is not intended to be the primary financial statements of the Company, and should be read in conjunction with the consolidated financial statements and notes, including the discussion of significant accounting policies, thereto of Protective Life Corporation and subsidiaries.

1. BASIS OF PRESENTATION

Nature of Operations

        Protective Life Corporation ("the Company" or "PLC") is a holding company whose subsidiaries provide financial services through the production, distribution, and administration of insurance and investment products.

        The accompanying condensed financial statements of the Company should be read in conjunction with the consolidated financial statements and notes thereto of Protective Life Corporation and subsidiaries included in this Current Report on Form 8-K filed with the Securities and Exchange Commission.

        On January 1, 2012, the Company retrospectively adopted Accounting Standard Update ("ASU" or "Update") No. 2010-26. The objective of this Update is to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. This Update prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. It defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. This Update also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts. Accordingly, the Company has revised its financial information and accompanying notes included herein.

        Also on January 1, 2012, the Company retrospectively adopted ASU No. 2011-05. This Update requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The requirements of this Update do not change the items that must be reported in other comprehensive income, or the timing of its subsequent reclassification to net income. Accordingly, the retrospective adoption of ASU No. 2011-05 resulted in the inclusion of consolidated statements of comprehensive income within the Company's consolidated financial statements and the presentation of a statement of comprehensive income within the condensed financial information of the Registrant.

2. DEBT AND OTHER OBLIGATIONS

Debt and Subordinated Debt Securities

        Debt and subordinated debt securities are summarized as follows:

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Debt (year of issue):
Revolving Line Of Credit	$170,000	$142,000
7.45% Medium-Term Notes (1996), due 2011	—	9,852
4.30% Senior Notes (2003), due 2013	250,000	250,000
4.875% Senior Notes (2004), due 2014	150,000	150,000
6.40% Senior Notes (2007), due 2018	150,000	150,000
7.375% Senior Notes (2009), due 2019	400,000	400,000
8.00% Senior Notes (2009), due 2024, callable 2014	100,000	100,000
8.45% Senior Notes (2009), due 2039	300,000	300,000

Total Debt	$1,520,000	$1,501,852

Subordinated debt securities (year of issue):
7.50% Subordinated Debentures (2001), due 2031, callable 2006	$103,093	$103,093
7.25% Subordinated Debentures (2002), due 2032, callable 2007	118,557	118,557
6.125% Subordinated Debentures (2004), due 2034, callable 2009	103,093	103,093
7.25% Capital Securities (2006), due 2066, callable 2011	200,000	200,000

Total subordinated debt securities	$524,743	$524,743

        During the year ended December 31, 2011, the Company's Medium-Term Notes of $9.9 million matured and were paid in full, along with applicable accrued interest.

        For the next five years, the Company's future maturities of debt, excluding notes payable to banks, and subordinated debt securities are $250.0 million in 2013, $150.0 million in 2014, and $1,474.7 million thereafter.

        Under a revolving line of credit arrangement, the Company has the ability to borrow on an unsecured basis up to an aggregate principal amount of $500 million (the "Credit Facility"). The Company has the right in certain circumstances to request that the commitment under the Credit Facility be increased up to a maximum principal amount of $600 million. Balances outstanding under the Credit Facility accrue interest at a rate equal to (i) either the prime rate or the London Interbank Offered Rate ("LIBOR"), plus (ii) a spread based on the ratings of the Company's senior unsecured long-term debt. The Credit Agreement provides that the Company is liable for the full amount of any obligations for borrowings or letters of credit, including those of PLICO, under the Credit Facility. The maturity date on the Credit Facility is April 16, 2013. There was an outstanding balance of $170.0 million at an interest rate of LIBOR plus 0.40% under the Credit Facility as of December 31, 2011. The Company was not aware of any non-compliance with the financial debt covenants of the Credit Facility as of December 31, 2011.

        The Company has also accessed capital from subordinated debt securities issued to wholly owned subsidiary trusts. Securities currently outstanding were offered through a series of trusts (PLC Capital Trust III, PLC Capital Trust IV, and PLC Capital Trust V). These trusts were formed solely to issue preferred securities (TOPrS) and use the proceeds thereof to purchase the Company's subordinated debentures. The sole assets of the trusts are these subordinated debt securities. The Company irrevocably guarantees the principal obligations of the trusts. Under the terms of the subordinated debentures, the Company has the right to extend interest payment periods up to five consecutive years. Consequently, dividends on the preferred securities may be deferred (but will continue to accumulate, together with additional dividends on any accumulated but unpaid dividends at the dividend rate) by the trusts during any such extended interest payment period.

        In May 2003, the Company closed on offerings of $250.0 million of 4.30% Senior Notes due in 2013. These senior notes were offered and sold pursuant to the Company's shelf registration statement on Form S-3. Under the terms of the Senior Notes, interest is payable semi-annually on June 1 and December 1 of each year, commencing on December 1, 2003.

        In October 2004, the Company closed on offerings of $150.0 million of 4.875% Senior Notes due in 2014. These senior notes were offered and sold pursuant to the Company's shelf registration statement on Form S-3. Under the terms of the Senior Notes, interest is payable semi-annually on May 1 and November 1 of each year, commencing on May 1, 2005.

        In connection with the Chase Insurance Group acquisition, on July 3, 2006, the Company issued $200.0 million of 7.25% Capital Securities due 2066 (the "Capital Securities"), from which net proceeds of approximately $193.8 million were received. Under the terms of the Capital Securities, the Company has the option to defer interest payments, subject to certain limitations, for periods of up to five consecutive years. The Capital Securities are redeemable at the Company's option on or after June 30, 2011.

        In December 2007, the Company issued a new series of debt securities of $150.0 million of 6.40% Senior Notes due 2018 (the "Senior Notes"), from which net proceeds of approximately $148.7 million were received. Under the terms of the Senior Notes, interest on the Senior Notes is payable semi-annually in arrears on January 15 and July 15. The maturity date is January 15, 2018.

        On October 9, 2009, the Company closed on offerings of $400 million of its senior notes due in 2019, $100 million of its senior notes due in 2024, and $300 million of its senior notes due in 2039, for an aggregate principal amount of $800 million. These senior notes were offered and sold pursuant to the Company's shelf registration statement on Form S-3. The Company used the net proceeds from the offering of the Notes to purchase $800 million in aggregate principal amount of newly-issued surplus notes of Golden Gate. Golden Gate used a portion of the proceeds from the sale of the surplus notes to the Company to repurchase, at a discount, $800 million in aggregate principal amount of its outstanding Series A floating rate surplus notes that were held by third parties. This repurchase resulted in a $126.3 million pre-tax gain, net of deferred issue costs. As a result of these transactions, the Company is the sole holder of the total $800.0 million of outstanding Golden Gate surplus notes, which is eliminated at the consolidated level.

Interest Expense

        The Company uses interest rate swap agreements to convert a portion of our debt from a fixed interest rate to a floating rate. These interest rate swap agreements do not qualify as hedges of the corresponding long-term debt or subordinated debt securities. Interest expense on long-term debt, subordinated debt securities, and short-term debt totaled $136.4 million, $138.6 million, and $90.2 million for the year ended December 31, 2011, 2010, and 2009, respectively. The $2.2 million decrease in 2011 as compared to 2010, primarily related to the decrease in the balance on a note with an affiliate and the repayment of the medium term notes.

3. COMMITMENTS AND CONTINGENCIES

        The Company has entered into indemnity agreements with each of its current directors that provide, among other things and subject to certain limitations, a contractual right to indemnification to the fullest extent permissible under the law. The Company has agreements with certain of its officers providing up to $10 million in indemnification. These obligations are in addition to the customary obligation to indemnify officers and directors contained in the Company's governance documents.

        The Company leases a building contiguous to its home office. The lease extends to January 2014. At the end of the lease term, the Company may purchase the building for approximately $75 million. The following is a schedule by year of future minimum rental payments required under these leases:

Year	Amount
(Dollars In Thousands)
2012	$737
2013	735
2014	75,070

        In connection with the issuance of non-recourse funding obligations by Golden Gate Captive Insurance Company ("Golden Gate"), a wholly owned subsidiary of Protective Life Insurance Company ("PLICO") PLC's largest subsidiary, the Company has agreed to indemnify Golden Gate for certain costs and obligations (which obligations do not include payment of principal and interest on the notes). In addition, the Company has entered into certain support agreements with Golden Gate obligating the Company to make capital contributions to Golden Gate or provide support related to certain of Golden Gate's expenses and in certain circumstances, to collateralize certain of the Company's obligations to Golden Gate.

        In connection with the issuance of non-recourse funding obligations by Golden Gate II Captive Insurance Company ("Golden Gate II") a wholly owned subsidiary of PLICO, PLC's largest subsidiary, the Company has entered into certain support agreements with Golden Gate II obligating it to provide support payments to Golden Gate II under certain adverse interest rate conditions and to the extent of any reduction in the reinsurance premiums received by Golden Gate II due to an increase in the premium rates charged to PLICO under its third party yearly renewable term reinsurance agreements that reinsure a portion of the mortality risk of the policies that are ceded to Golden Gate II. In addition, the Company has entered into a support agreement with Golden Gate II obligating it to pay or make capital contributions to Golden Gate II in respect of certain of Golden Gate II's expenses and in certain circumstances to collateralize certain of the Company's obligations to Golden Gate II. In addition, at the time Golden Gate II sold surplus notes for deposits into certain Delaware Trusts (the "Trusts") which in turn issued securities (the "Securities"), the Company agreed, under certain circumstances, to make certain liquidity advances to the Trusts not in excess of specified amounts of assets held in a reinsurance trust of which PLICO is the beneficiary and Golden Gate II is the grantor in the event that the Trusts do not have sufficient funds available to fully redeem the Securities at the stated maturity date. The obligation to make any such liquidity advance is subject to it having a first priority security interest in the residual interest in such reinsurance trust and in the surplus notes.

        Golden Gate III Vermont Captive Insurance Company ("Golden Gate III"), a Vermont special purpose financial captive insurance company and wholly owned subsidiary of PLICO, is party to a Reimbursement Agreement (the "Reimbursement Agreement") with UBS AG, Stamford Branch ("UBS"), as issuing lender. Under the original Reimbursement Agreement, dated April 23, 2010, UBS issued a letter of credit (the "LOC") in the initial amount of $505 million to a trust for the benefit of West Coast Life Insurance Company ("WCL"). The LOC balance increased during 2011 in accordance with the terms of the Reimbursement Agreement. The Reimbursement Agreement was subsequently amended and restated effective November 21, 2011, to replace the existing LOC with one or more letters of credit from UBS, and to extend the maturity date from April 1, 2018, to April 1, 2022. The LOC balance was $560 million as of December 31, 2011. Subject to certain conditions, the amount of the LOC will be periodically increased up to a maximum of $610 million in 2013. The term of the LOC is expected to be 12 years, subject to certain conditions including capital contributions made to Golden Gate III by one of its affiliates. The LOC was issued to support certain obligations of Golden Gate III to WCL under an indemnity reinsurance agreement originally effective April 1, 2010, and subsequently amended and restated as of October 1, 2011. The Company entered into a letter agreement (the "Letter Agreement") with UBS, originally dated as of April 23, 2010, and subsequently amended and restated as of November 21, 2011, with respect to the Reimbursement Agreement. Pursuant to the terms of the Letter Agreement, PLC has agreed to guarantee the payment of fees to UBS under the Reimbursement Agreement and a related Fee Letter between PLC and UBS, dated as of November 21, 2011.

        Golden Gate IV Vermont Captive Insurance Company ("Golden Gate IV"), a Vermont special purpose financial captive insurance company and wholly owned subsidiary of PLICO, is party to a Reimbursement Agreement with UBS AG, Stamford Branch, as issuing lender. Under the Reimbursement Agreement, dated December 10, 2010, UBS issued an LOC in the initial amount of $270 million to a trust for the benefit of WCL. The LOC balance has increased, in accordance with the terms of the Reimbursement Agreement, each quarter of 2011 and was $455 million as of December 31, 2011. Subject to certain conditions, the amount of the LOC will be periodically increased up to a maximum of $790 million in 2016. The term of the LOC is expected to be 12 years. The LOC was issued to support certain obligations of Golden Gate IV to WCL under an indemnity reinsurance agreement originally effective October 1, 2010, which was subsequently amended and restated as of July 1, 2011. The Company entered into a letter agreement (the "Letter Agreement") with UBS, dated as of December 10, 2010, with respect to the Reimbursement Agreement. Pursuant to the terms of the Letter Agreement, PLC has agreed to guarantee the payment of fees to UBS under the Reimbursement Agreement and a related Fee Letter between PLC and UBS, dated as of December 10, 2010.

4. SHAREOWNERS' EQUITY

        Activity in the Company's issued and outstanding common stock is summarized as follows:

	Issued Shares	Treasury Shares	Outstanding Shares
Balance, December 31, 2008	73,251,960	3,346,153	69,905,807
Shares issued	15,525,000	—	15,525,000
(Reissuance of)/deposits to treasury stock	—	(149,996)	149,996

Balance, December 31, 2009	88,776,960	3,196,157	85,580,803
(Reissuance of)/deposits to treasury stock	—	(87,174)	87,174

Balance, December 31, 2010	88,776,960	3,108,983	85,667,977
(Reissuance of)/deposits to treasury stock	—	3,998,782	(3,998,782)

Balance, December 31, 2011	88,776,960	7,107,765	81,669,195

        Shareowners have authorized 4,000,000 shares of Preferred Stock, $1.00 par value. Other terms, including preferences, voting, and conversion rights, may be established by the Board of Directors. None of these shares have been issued as of December 31, 2011.

5. SUPPLEMENTAL CASH FLOW INFORMATION

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Cash paid during the year for:
Interest paid on debt	$136,590	$125,149	$75,843
Income taxes (reduced by amounts received from affiliates under a tax sharing agreement)	(8,882)	(3,124)	(921)
Noncash investing and financing activities:
Change in unallocated stock in ESOP	—	—	474
Stock-based compensation	12,517	9,562	3,567

6. DERIVATIVE FINANCIAL INSTRUMENTS

        In July 2007, the Company entered into an interest rate floor agreement and also a yearly-renewable-term reinsurance rate cap agreement with Golden Gate II. At that time, the Company received, as consideration for its participation in these agreements, a one-time payment of $6.8 million from Golden Gate II. The floor agreement obligates the Company to pay Golden Gate II the excess, if any, of a specified amount of net investment income per the agreement over its actual net investment income. The cap agreement obligates the Company to pay Golden Gate II the excess, if any, of its actual reinsurance cost with third-party reinsurers over a specified cost per the agreement. Each of these agreements expire on July 10, 2052.

        As of December 31, 2011 and 2010, the Company included in its balance sheets a combined liability for these two agreements of $6.4 million and $6.7 million, respectively. During the years ended December 31, 2011 and 2010, the Company included in its statements of income unrealized gains of $0.3 million and $4.8 million, respectively.

SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION	12 Months Ended
Dec. 31, 2011
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION

SCHEDULE III—SUPPLEMENTARY INSURANCE INFORMATION
PROTECTIVE LIFE CORPORATION AND SUBSIDIARIES

Segment	Deferred Policy Acquisition Costs and Value of Businesses Acquired	Future Policy Benefits and Claims	Unearned Premiums	Stable Value Products, Annuity Contracts and Other Policyholders' Funds	Net Premiums and Policy Fees	Net Investment Income(1)	Benefits and Settlement Expenses	Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired	Other Operating Expenses(1)	Premiums Written(2)
	(Dollars In Thousands)
For The Year Ended December 31, 2011:
Life Marketing	$1,912,916	$11,755,841	$589,027	$274,870	$744,819	$446,175	$978,098	$87,461	$139,619	$196
Acquisitions	824,277	7,804,207	6,792	3,669,366	414,823	529,261	662,293	75,041	55,792	22,386
Annuities	435,462	1,175,690	103,314	7,497,370	68,319	507,230	390,788	57,201	85,307	—
Stable Value Products	2,347	—	—	2,769,510	—	145,150	81,256	4,556	2,557	—
Asset Protection	71,427	54,249	557,801	1,645	156,143	26,501	99,510	38,080	114,029	146,632
Corporate and Other	1,612	78,002	1,851	50,113	21,361	166,326	21,528	2,654	199,896	21,107

Total	$3,248,041	$20,867,989	$1,258,785	$14,262,874	$1,405,465	$1,820,643	$2,233,473	$264,993	$597,200	$190,321

For The Year Ended December 31, 2010:
Life Marketing	$1,826,001	$10,910,433	$520,589	$275,325	$736,252	$388,061	$921,765	$47,809	$125,954	$246
Acquisitions	810,681	6,241,033	16,329	3,857,946	246,698	458,703	512,433	64,410	25,559	766
Annuities	368,279	1,231,374	93,609	6,985,784	42,650	482,264	407,455	76	65,591	—
Stable Value Products	6,903	—	—	3,076,233	—	171,327	123,365	5,430	3,325	—
Asset Protection	77,219	63,656	550,176	2,371	167,292	28,820	99,836	45,544	90,691	157,137
Corporate and Other	3,497	84,068	2,125	48,216	24,162	154,501	24,575	1,694	197,471	23,961

Total	$3,092,580	$18,530,564	$1,182,828	$14,245,875	$1,217,054	$1,683,676	$2,089,429	$164,963	$508,591	$182,110

For The Year Ended December 31, 2009:
Life Marketing	$1,651,241	$9,969,274	$539,061	$234,467	$653,441	$362,108	$782,372	$101,165	$105,051	$492
Acquisitions	839,829	5,878,326	21,805	3,896,074	261,516	479,743	532,992	59,025	14,768	854
Annuities	336,935	1,296,249	54,748	6,248,437	33,831	440,097	350,850	62,749	53,067	—
Stable Value Products	12,112	—	—	3,581,150	—	221,688	154,555	3,471	3,565	—
Asset Protection	89,247	96,027	603,030	2,504	187,294	33,157	127,314	49,572	73,869	175,523
Corporate and Other	5,950	87,404	2,344	44,635	26,564	128,243	29,896	1,900	179,660	26,413

Total	$2,935,314	$17,327,280	$1,220,988	$14,007,267	$1,162,646	$1,665,036	$1,977,979	$277,882	$429,980	$203,282

(1)
Allocations of Net Investment Income and Other Operating Expenses are based on a number of assumptions and estimates and results would change if different methods were applied.

(2)
Excludes Life Insurance

SCHEDULE IV - REINSURANCE	12 Months Ended
Dec. 31, 2011
SCHEDULE IV - REINSURANCE
SCHEDULE IV - REINSURANCE

SCHEDULE IV—REINSURANCE
PROTECTIVE LIFE CORPORATION AND SUBSIDIARIES

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount		Percentage of Amount Assumed to Net
	(Dollars In Thousands)
For The Year Ended December 31, 2011:
Life insurance in-force	$728,670,260	$469,530,487	$32,812,882	$291,952,655		11.2%

Premiums and policy fees:
Life insurance	2,245,320	1,278,232	248,468	1,215,556	(1)	20.4
Accident/health insurance	43,200	14,456	21,719	50,463		43.0
Property and liability insurance	235,160	101,987	6,273	139,446		4.5

Total	$2,523,680	$1,394,675	$276,460	$1,405,465

For The Year Ended December 31, 2010:
Life insurance in-force	$753,518,782	$495,056,077	$18,799,243	$277,261,948		6.8%

Premiums and policy fees:
Life insurance	2,153,278	1,284,428	166,606	1,035,456	(1)	16.1
Accident/health insurance	49,563	17,137	63	32,489		0.2
Property and liability insurance	248,778	106,775	7,106	149,109		4.8

Total	$2,451,619	$1,408,340	$173,775	$1,217,054

For The Year Ended December 31, 2009:
Life insurance in-force	$755,263,432	$515,136,471	$19,826,424	$259,953,385		7.6%

Premiums and policy fees:
Life insurance	2,145,457	1,317,933	97,450	924,974	(1)	10.5
Accident/health insurance	25,897	24,216	2,482	4,163		59.6
Property and liability insurance	337,450	184,904	80,963	233,509		34.7

Total	$2,508,804	$1,527,053	$180,895	$1,162,646

(1)
Includes annuity policy fees of $74.9 million, $43.4 million, and $34.9 million for the years ended December 31, 2011, 2010, and 2009, respectively.

SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2011
SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE V—VALUATION AND QUALIFYING ACCOUNTS
PROTECTIVE LIFE CORPORATION AND SUBSIDIARIES

		Additions
Description	Balance beginning of period	Charged to costs and expenses	Charges to other accounts	Deductions	Balance at end of period
	(Dollars In Thousands)
2011
Allowance for losses on commercial mortgage loans	$11,650	$11,103	$—	$(16,278)	$6,475

2010
Allowance for losses on commercial mortgage loans	$1,725	$11,071	$—	$(1,146)	$11,650

2009
Allowance for losses on commercial mortgage loans	$2,230	$3,320	$—	$(3,825)	$1,725
Bad debt reserve associated with Lender's Indemnity product line	30,611	—	—	(30,611)	—

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Valuation of investment securities

The fair value for fixed maturity, short term, and equity securities, is determined by management after considering and evaluating one of three primary sources of information: third party pricing services, independent broker quotations, or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, any remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to: reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows and rates of prepayments. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices through recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of other asset-backed securities, collateralized mortgage obligations ("CMOs"), and mortgage-backed securities ("MBS") are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and rates of prepayments previously experienced at the interest rate levels projected for the underlying collateral. The basis for the cost of securities sold was determined at the Committee on Uniform Securities Identification Procedures ("CUSIP") level. The committee supplies a unique nine-character identification, called a CUSIP number, for each class of security approved for trading in the U.S., to facilitate clearing and settlement. These numbers are used when any buy and sell orders are recorded.

        Each quarter the Company reviews investments with unrealized losses and tests for other-than-temporary impairments. The Company analyzes various factors to determine if any specific other-than-temporary asset impairments exist. These include, but are not limited to: 1) actions taken by rating agencies, 2) default by the issuer, 3) the significance of the decline, 4) an assessment of the Company's intent to sell the security (including a more likely than not assessment of whether the Company will be required to sell the security) before recovering the security's amortized cost, 5) the time period during which the decline has occurred, 6) an economic analysis of the issuer's industry, and 7) the financial strength, liquidity, and recoverability of the issuer. Management performs a security by security review each quarter in evaluating the need for any other-than-temporary impairments. Although no set formula is used in this process, the investment performance, collateral position, and continued viability of the issuer are significant measures considered, and in some cases, an analysis regarding the Company's expectations for recovery of the security's entire amortized cost basis through the receipt of future cash flows is performed. Once a determination has been made that a specific other-than-temporary impairment exists, the security's basis is adjusted and an other-than-temporary impairment is recognized. Equity securities that are other-than-temporarily impaired are written down to fair value with a realized loss recognized in earnings. Other-than-temporary impairments to debt securities that the Company does not intend to sell and does not expect to be required to sell before recovering the security's amortized cost are written down to discounted expected future cash flows ("post impairment cost") and credit losses are recorded in earnings. The difference between the securities' discounted expected future cash flows and the fair value of the securities is recognized in other comprehensive income (loss) as a non-credit portion of the recognized other-than-temporary impairment. When calculating the post impairment cost for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and other asset-backed securities (collectively referred to as asset-backed securities or "ABS"), the Company considers all known market data related to cash flows to estimate future cash flows. When calculating the post impairment cost for corporate debt securities, the Company considers all contractual cash flows to estimate expected future cash flows. To calculate the post impairment cost, the expected future cash flows are discounted at the original purchase yield. Debt securities that the Company intends to sell or expects to be required to sell before recovery are written down to fair value with the change recognized in earnings.

        During the year ended December 31, 2011, the Company recorded pre-tax other-than-temporary impairments of investments of $62.3 million. Of the $62.3 million of impairments for the year ended December 31, 2011, $47.4 million was recorded in earnings and $14.9 million was recorded in other comprehensive income (loss). For more information on impairments, refer to Note 4, Investment Operations.

Cash
Cash includes all demand deposits reduced by the amount of outstanding checks and drafts. As a result of the Company's cash management system, checks issued but not presented to banks for payment may create negative book cash balances. Such negative balances are included in other liabilities and were $0.9 million and $24.9 million as of December 31, 2011 and 2010, respectively. The Company has deposits with certain financial institutions which exceed federally insured limits. The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of a material loss.

Deferred Policy Acquisition Costs

 On January 1, 2012, the Company adopted ASU No. 2010-26—Financial Services—Insurance—Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. The objective of this Update is to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. This Update prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. It defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. This Update also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts. This update was adopted retrospectively, and prior periods have been revised to conform to the requirements of this Update.

        The incremental direct costs associated with successfully acquired insurance policies, are deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions and other costs of acquiring traditional life and health insurance, credit insurance, universal life insurance, and investment products. DAC is subject to recoverability testing at the end of each accounting period. Traditional life and health insurance acquisition costs are amortized over the premium-payment period of the related policies in proportion to the ratio of annual premium income to the present value of the total anticipated premium income. Credit insurance acquisition costs are being amortized in proportion to earned premium. Acquisition costs for universal life and investment products are amortized over the lives of the policies in relation to the present value of estimated gross profits before amortization.

        Based on the Accounting Standards Codification ("ASC" or "Codification") Financial Services-Insurance Topic, the Company makes certain assumptions regarding the mortality, persistency, expenses, and interest rates (equal to the rate used to compute liabilities for future policy benefits, currently 1.5% to 11.16%) the Company expects to experience in future periods. These assumptions are to be best estimates and are periodically updated whenever actual experience and/or expectations for the future change from that assumed. Additionally, using guidance from ASC Investments-Debt and Equity Securities Topic, these costs have been adjusted by an amount equal to the amortization that would have been recorded if unrealized gains or losses on investments associated with our universal life and investment products had been realized. Acquisition costs for stable value contracts are amortized over the term of the contracts using the effective yield method.

Value of Businesses Acquired
In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits from the acquired insurance policies or investment contracts. This intangible asset, called VOBA, represents the actuarially estimated present value of future cash flows from the acquired policies. The estimated present value of future cash flows is based on certain assumptions, including mortality, persistency, expenses, and interest rates that the Company expects to experience in future years. These assumptions are to be best estimates and are periodically updated whenever actual experience and/or expectations for the future change from that assumed. The Company amortizes VOBA in proportion to gross premiums for traditional life products and in proportion to expected gross profits ("EGPs") for interest sensitive products, including accrued interest credited to account balances of up to approximately 6.65%. VOBA is subject to annual recoverability testing.

Property and Equipment

The Company reports land, buildings, improvements, and equipment at cost, including interest capitalized during any acquisition or development period, less accumulated depreciation. The Company depreciates its assets using the straight-line method over the estimated useful lives of the assets. The Company's home office building is depreciated over a thirty-nine year useful life, furniture is depreciated over a ten year useful life, office equipment and machines are depreciated over a five year useful life, and software and computers are depreciated over a three year useful life. Major repairs or improvements are capitalized and depreciated over the estimated useful lives of the assets. Other repairs are expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or retired are removed from the accounts, and resulting gains or losses are included in income.

        Property and equipment consisted of the following:

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Home office building	$72,148	$62,585
Data processing equipment	57,322	54,615
Other, principally furniture and equipment	54,032	52,762

	183,502	169,962
Accumulated depreciation	(134,924)	(130,576)

Total property and equipment	$48,578	$39,386

Separate Accounts
The separate account assets represent funds for which the Company does not bear the investment risk. These assets are carried at fair value and are equal to the separate account liabilities, which represent the policyholder's equity in those assets. These amounts are reported separately as assets and liabilities related to separate accounts in the accompanying consolidated financial statements. Amounts assessed against policy account balances for the costs of insurance, policy administration, and other services are included in premiums and policy fees in the accompanying consolidated statements of income.

Stable Value Product Account Balances

The Stable Value Products segment sells fixed and floating rate funding agreements directly to the trustees of municipal bond proceeds, institutional investors, bank trust departments, and money market funds. The segment also issues funding agreements to the Federal Home Loan Bank ("FHLB"), and markets guaranteed investment contracts ("GICs") to 401(k) and other qualified retirement savings plans. GICs are contracts which specify a return on deposits for a specified period and often provide flexibility for withdrawals at book value in keeping with the benefits provided by the plan. Additionally, the Company has contracts outstanding pursuant to a funding agreement-backed notes program registered with the United States Securities and Exchange Commission (the "SEC") which offered notes to both institutional and retail investors.

        The segment's products complement the Company's overall asset/liability management in that the terms may be tailored to the needs of PLICO as the seller of the contracts, as opposed to solely meeting the needs of the buyer. Stable value product account balances include GICs and funding agreements the Company has issued. As of December 31, 2011 and 2010, the Company had $0.8 billion and $1.7 billion, respectively, of stable value product account balances marketed through structured programs. Most GICs and funding agreements the Company has written have maturities of one to ten years. As of December 31, 2011, future maturities of stable value products were as follows:

Year of Maturity	Amount
(Dollars In Thousands)
2012	$949,303.0
2013 - 2014	772,779.8
2015 - 2016	1,033,638.6
Thereafter	13,713.6

Derivative Financial Instruments
The Company records its derivative financial instruments in the consolidated balance sheet in "other long-term investments" and "other liabilities" in accordance with GAAP, which requires that all derivative instruments be recognized in the balance sheet at fair value. The change in the fair value of derivative financial instruments is reported either in the statement of income or in the other comprehensive income (loss), depending upon whether it qualified for and also has been properly identified as being part of a hedging relationship, and also on the type of hedging relationship that exists. For a derivative financial instrument to be accounted for as a GAAP accounting hedge, it must be identified and documented either as a fair value, cash flow, or foreign currency GAAP accounting hedge contemporaneously at the trade date. For cash flow hedges, the effective portion of their realized gain or loss is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period during which the hedged transaction impacts earnings. Any remaining gain or loss, the effective portion, is recognized in current earnings. For fair value hedge derivatives, their gain or loss as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. Effectiveness of the Company's hedge relationships is assessed on a quarterly basis. The Company reports changes in fair values of derivatives that are not part of a qualifying hedge relationship through earnings in the period of change. Changes in the fair value of derivatives that are recognized in current earnings are reported in "Realized investment gains (losses)—Derivative financial instruments". For additional information, see Note 21, Derivative Financial Instruments.

Insurance liabilities and reserves
Establishing an adequate liability for the Company's obligations to policyholders requires the use of certain assumptions. Estimating liabilities for future policy benefits on life and health insurance products requires the use of assumptions relative to future investment yields, mortality, morbidity, persistency, and other assumptions based on the Company's historical experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Determining liabilities for the Company's property and casualty insurance products also requires the use of assumptions, including the projected levels of used vehicle prices, the frequency and severity of claims, and the effectiveness of internal processes designed to reduce the level of claims. The Company's results depend significantly upon the extent to which its actual claims experience is consistent with the assumptions the Company used in determining its reserves and pricing its products. The Company's reserve assumptions and estimates require significant judgment and, therefore, are inherently uncertain. The Company cannot determine with precision the ultimate amounts that it will pay for actual claims or the timing of those payments.

Guaranteed minimum withdrawal benefits
The Company also establishes liabilities for guaranteed minimum withdrawal benefits ("GMWB") on its variable annuity products. The GMWB is valued in accordance with FASB guidance under the ASC Derivatives and Hedging Topic which utilizes the valuation technique prescribed by the ASC Fair Value Measurements and Disclosures Topic, which requires the liability to be marked-to-market using current implied volatilities for the equity indices. The methods used to estimate the liabilities employ assumptions about mortality, lapses, policyholder behavior, equity market returns, interest rates, and market volatility. The Company assumes age-based mortality consistent with 61% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. As of December 31, 2011, our net GMWB liability held was $147.1 million.

Goodwill

Accounting for goodwill requires an estimate of the future profitability of the associated lines of business to assess the recoverability of the capitalized acquisition goodwill. The Company evaluates the carrying value of goodwill at the segment (or reporting unit) level at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: 1) a significant adverse change in legal factors or in business climate, 2) unanticipated competition, or 3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company first determines through qualitative analysis whether relevant events and circumstances indicate that it is more likely than not that segment goodwill balances are impaired as of the testing date. If it is determined that it is more likely than not that impairment exists, the Company compares its estimate of the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The Company utilizes a fair value measurement (which includes a discounted cash flows analysis) to assess the carrying value of the reporting units in consideration of the recoverability of the goodwill balance assigned to each reporting unit as of the measurement date. The Company's material goodwill balances are attributable to its operating segments (which are considered to be reporting units). The cash flows used to determine the fair value of the Company's reporting units are dependent on a number of significant assumptions. The Company's estimates, which consider a market participant view of fair value, are subject to change given the inherent uncertainty in predicting future results and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, capital limitations, new product introductions, and specific industry and market conditions. Additionally, the discount rate used is based on the Company's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows. As of December 31, 2011 and 2010, the Company performed its annual evaluation of goodwill and determined that no adjustment to impair goodwill was necessary. As of December 31, 2011, we had goodwill of $111.7 million.

        The Company also considers its market capitalization in assessing the reasonableness of the fair values estimated for its reporting units in connection with its goodwill impairment testing. The Company believes that its market capitalization at December 31, 2011 is not representative of the underlying fair value of its reporting units, due primarily to the following:

  •
  concerns about future earnings growth;

  •
  negative market sentiment;

  •
  different valuation methodologies that resulted in lower valuation;

  •
  increased risk premium for holding investments in non-agency mortgage-backed securities;

  •
  Increased risk premium for holding commercial mortgage loans.

        While the concerns outlined above continue to negatively affect the Company's market capitalization, it is the Company's belief that the following factors support the underlying stability and growth potential of our reporting units:

  •
  The Company's position is shared by many others in the industry, and its ratio of market value to book value is in line with peer company averages.

  •
  The Company has experienced improved credit and financial strength ratings over the past 3 years.

  •
  Operating earnings continue to exceed projections.

  •
  Risk-based-capital is near its highest ever level, indicating a strong financial position.

  •
  The Company experienced impairment losses in 2010 and 2011 which were below projected levels.

  •
  Problem loans within the Company's mortgage loan portfolio are within historical norms, and are not expected to have an adverse affect on the Company's liquidity.

  •
  Overall, the performance of the Company's investment portfolio is in line with its expectations.

        While continued deterioration of or adverse market conditions for certain businesses may have a significant impact on the fair value of the Company's reporting units, in the Company's view, the key assumptions used in its estimates of fair value of its reporting units continue to be adequate, and market capitalization being below book value did not result in a triggering or impairment event

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. In general, income tax provisions are based on the income reported for financial statement purposes. Deferred income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the marking to market value of investment assets, the deferral of policy acquisition costs, and the provision for future policy benefits and expenses.

        The Company analyzes whether it needs to establish a valuation allowance on each of its deferred tax assets. In performing this analysis, the Company first considers the need for a valuation allowance on each separate deferred tax asset. Ultimately, it analyzes this need in the aggregate in order to prevent the double-counting of expected future taxable income in each of the foregoing separate analyses.

Policyholder Liabilities, Revenues and Benefits Expense

  Traditional Life, Health, and Credit Insurance Products

        Traditional life insurance products consist principally of those products with fixed and guaranteed premiums and benefits, and they include whole life insurance policies, term and term-like life insurance policies, limited payment life insurance policies, and certain annuities with life contingencies. Traditional life insurance premiums are recognized as revenue when due. Health and credit insurance premiums are recognized as revenue over the terms of the policies. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contracts. This is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC and VOBA. Gross premiums in excess of net premiums related to immediate annuities are deferred and recognized over the life of the policy.

        Liabilities for future policy benefits on traditional life insurance products have been computed using a net level method including assumptions as to investment yields, mortality, persistency, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Reserve investment yield assumptions on December 31, 2011, range from approximately 2% to 7.5%. The liability for future policy benefits and claims on traditional life, health, and credit insurance products includes estimated unpaid claims that have been reported to us and claims incurred but not yet reported. Policy claims are charged to expense in the period in which the claims are incurred.

        Activity in the liability for unpaid claims for life and health insurance is summarized as follows:

	As of December 31,
	2011	2010	2009
	(Dollars In Thousands)
Balance beginning of year	$299,971	$299,396	$218,571
Less: reinsurance	156,932	148,479	111,451

Net balance beginning of year	143,039	150,917	107,120

Incurred related to:
Current year	653,525	471,039	471,408
Prior year	65,269	35,555	36,230

Total incurred	718,794	506,594	507,638

Paid related to:
Current year	639,118	457,511	411,699
Prior year	76,424	56,961	52,142

Total paid	715,542	514,472	463,841

Other changes:
Acquisition and reserve transfers	5,058	—	—

Net balance end of year	151,349	143,039	150,917
Add: reinsurance	161,450	156,932	148,479

Balance end of year	$312,799	$299,971	$299,396

  Universal Life and Investment Products

        Universal life and investment products include universal life insurance, guaranteed investment contracts, guaranteed funding agreements, deferred annuities, and annuities without life contingencies. Premiums and policy fees for universal life and investment products consist of fees that have been assessed against policy account balances for the costs of insurance, policy administration, and surrenders. Such fees are recognized when assessed and earned. Benefit reserves for universal life and investment products represent policy account balances before applicable surrender charges plus certain deferred policy initiation fees that are recognized in income over the term of the policies. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policy account balances. Interest rates credited to universal life products ranged from 2% to 9% and investment products ranged from 1.0% to 10.0% in 2011.

        The Company's accounting policies with respect to variable universal life and variable annuities are identical except that policy account balances (excluding account balances that earn a fixed rate) are valued at market and reported as components of assets and liabilities related to separate accounts.

        The Company establishes liabilities for guaranteed minimum death benefits ("GMDB") on its variable annuity products. The methods used to estimate the liabilities employ assumptions about mortality and the performance of equity markets. The Company assumes mortality of 65% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. Future declines in the equity market would increase the Company's GMDB liability. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. Our GMDB as of December 31, 2011, are subject to a dollar-for-dollar reduction upon withdrawal of related annuity deposits on contracts issued prior to January 1, 2003. As of December 31, 2011, the GMDB was $9.8 million.

        The Company also establishes liabilities for GMWB on its variable annuity products. The methods used to estimate the liabilities employ assumptions about mortality, lapses, policyholder behavior, equity market returns, interest rates, and market volatility. The Company assumes age-based mortality that is consistent with 61% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. As of December 31, 2011, the net GMWB liability balance was $147.1 million.

  Property and Casualty Insurance Products

        Property and casualty insurance products include service contract business, surety bonds, residual value insurance, guaranteed asset protection ("GAP"), credit-related coverages, and inventory protection products. Premiums for service contracts and GAP products are recognized based on expected claim patterns. For all other products, premiums are generally recognized over the terms of the contract on a pro-rata basis. Fee income from providing administrative services is recognized as earned when the related services are performed. Unearned premium reserves are maintained for the portion of the premiums that is related to the unexpired period of the policy. Benefit reserves are recorded when insured events occur. Benefit reserves include case basis reserves for known but unpaid claims as of the balance sheet date as well as incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date. The case basis reserves and IBNR are calculated based on historical experience and on assumptions relating to claim severity and frequency, the level of used vehicle prices, and other factors. These assumptions are modified as necessary to reflect anticipated trends.

Reinsurance

 The Company uses reinsurance extensively in certain of its segments. The following summarizes some of the key aspects of the Company's accounting policies for reinsurance.

        Reinsurance Accounting Methodology—The Company accounts for reinsurance under the ASC Financial Services-Insurance Topic.

        The Company's traditional life insurance products are subject to requirements under the ASC Financial Services-Insurance Topic and the recognition of the impact of reinsurance costs on the Company's financial statements is in line with the requirements of that standard. Ceded premiums are treated as an offset to direct premium and policy fee revenue and are recognized when due to the assuming company. Ceded claims are treated as an offset to direct benefits and settlement expenses and are recognized when the claim is incurred on a direct basis. Ceded policy reserve changes are also treated as an offset to benefits and settlement expenses and are recognized during the applicable financial reporting period. Expense allowances paid by the assuming companies are treated as an offset to other operating expenses. Since reinsurance treaties typically provide for allowance percentages that decrease over the lifetime of a policy, allowances in excess of the "ultimate" or final level allowance are capitalized. Amortization of capitalized reinsurance expense allowances is treated as an offset to direct amortization of DAC or VOBA. Amortization of deferred expense allowances is calculated as a level percentage of expected premiums in all durations given expected future lapses and mortality and accretion due to interest.

        The Company's short duration insurance contracts (primarily issued through the Asset Protection segment) are also subject to requirements under the ASC Financial Services-Insurance Topic and the recognition of the impact of reinsurance costs on the Company's financial statements are in line with the requirements of that standard. Reinsurance allowances include such acquisition costs as commissions and premium taxes. A ceding fee is also collected to cover other administrative costs and profits for the Company. Reinsurance allowances received are capitalized and charged to expense in proportion to premiums earned. Ceded unamortized acquisition costs are netted with direct unamortized acquisition costs in the balance sheet.

        The Company's universal life ("UL"), variable universal life, bank-owned life insurance ("BOLI"), and annuity products are subject to requirements under the ASC Financial Services-Insurance Topic and the recognition of the impact of reinsurance costs on the Company's financial statements are in line with the requirements of that standard. Ceded premiums and policy fees reduce premiums and policy fees recognized by the Company. Ceded claims are treated as an offset to direct benefits and settlement expenses and are recognized when the claim is incurred on a direct basis. Ceded policy reserve changes are also treated as an offset to benefits and settlement expenses and are recognized during the applicable valuation period. Commission and expense allowances paid by the assuming companies are treated as an offset to other operating expenses. Since reinsurance treaties typically provide for allowance percentages that decrease over the lifetime of a policy, allowances in excess of the "ultimate" or final level allowance are capitalized. Amortization of capitalized reinsurance expense allowances are amortized based on future expected gross profits. Assumptions regarding mortality, lapses, and interest rates are continuously reviewed and may be periodically changed. These changes will result in "unlocking" that changes the balance in the ceded deferred acquisition cost and can affect the amortization of DAC and VOBA. Ceded unearned revenue liabilities are also amortized based on expected gross profits. Assumptions are based on the best current estimate of expected mortality, lapses and interest spread.

        Reinsurance Allowances—The amount and timing of reinsurance allowances (both first year and renewal allowances) are contractually determined by the applicable reinsurance contract and may or may not bear a relationship to the amount and incidence of expenses actually paid by the ceding company. Many of the Company's reinsurance treaties do, in fact, have ultimate renewal allowances that exceed the direct ultimate expenses. Additionally, allowances are intended to reimburse the ceding company for some portion of the ceding company's commissions, expenses, and taxes. As a result, first year expenses paid by the Company may be higher than first year allowances paid by the reinsurer, and reinsurance allowances may be higher in later years than renewal expenses paid by the Company.

        The Company recognizes allowances according to the prescribed schedules in the reinsurance contracts, which may or may not bear a relationship to actual expenses incurred by the Company. A portion of these allowances is deferred while the non-deferrable allowances are recognized immediately as a reduction of other operating expenses. The Company's practice is to defer reinsurance allowances in excess of the ultimate allowance. This practice is consistent with the Company's practice of capitalizing direct expenses. While the recognition of reinsurance allowances is consistent with GAAP, in some cases non-deferred reinsurance allowances may exceed non-deferred direct costs, which may cause net other operating expenses to be negative.

        Ultimate reinsurance allowances are defined as the lowest allowance percentage paid by the reinsurer in any policy duration over the lifetime of a universal life policy (or through the end of the level term period for a traditional life policy). Ultimate reinsurance allowances are determined by the reinsurer and set by the individual contract of each treaty during the initial negotiation of each such contract. Ultimate reinsurance allowances and other treaty provisions are listed within each treaty and will differ between agreements since each reinsurance contract is a separately negotiated agreement. The Company uses the ultimate reinsurance allowances set by the reinsurers and contained within each treaty agreement to complete its accounting responsibilities.

        Amortization of Reinsurance Allowances—Reinsurance allowances do not affect the methodology used to amortize DAC and VOBA, or the period over which such DAC and VOBA are amortized. Reinsurance allowances offset the direct expenses capitalized, reducing the net amount that is capitalized. The amortization pattern varies with changes in estimated gross profits arising from the allowances. DAC and VOBA on traditional life policies are amortized based on the pattern of estimated gross premiums of the policies in force. Reinsurance allowances do not affect the gross premiums, so therefore they do not impact traditional life amortization patterns. DAC and VOBA on universal life products are amortized based on the pattern of estimated gross profits of the policies in force. Reinsurance allowances are considered in the determination of estimated gross profits, and therefore do impact amortization patterns.

        Reinsurance Liabilities—Claim liabilities and policy benefits are calculated consistently for all policies in accordance with GAAP, regardless of whether or not the policy is reinsured. Once the claim liabilities and policy benefits for the underlying policies are estimated, the amounts recoverable from the reinsurers are estimated based on a number of factors including the terms of the reinsurance contracts, historical payment patterns of reinsurance partners, and the financial strength and credit worthiness of reinsurance partners. Liabilities for unpaid reinsurance claims are produced from claims and reinsurance system records, which contain the relevant terms of the individual reinsurance contracts. The Company monitors claims due from reinsurers to ensure that balances are settled on a timely basis. Incurred but not reported claims are reviewed by the Company's actuarial staff to ensure that appropriate amounts are ceded.

        The Company analyzes and monitors the credit worthiness of each of its reinsurance partners to minimize collection issues. For newly executed reinsurance contracts with reinsurance companies that do not meet predetermined standards, the Company requires collateral such as assets held in trusts or letters of credit.

        Components of Reinsurance Cost—The following income statement lines are affected by reinsurance cost:

          Premiums and policy fees ("reinsurance ceded" on the Company's financial statements) represent consideration paid to the assuming company for accepting the ceding company's risks. Ceded premiums and policy fees increase reinsurance cost.

          Benefits and settlement expenses include incurred claim amounts ceded and changes in ceded policy reserves. Ceded benefits and settlement expenses decrease reinsurance cost.

          Amortization of deferred policy acquisition cost and VOBA reflects the amortization of capitalized reinsurance allowances. Ceded amortization decreases reinsurance cost.

          Other expenses include reinsurance allowances paid by assuming companies to the Company less amounts capitalized. Non-deferred reinsurance allowances decrease reinsurance cost.

        The Company's reinsurance programs do not materially impact the other income line of the Company's income statement. In addition, net investment income generally has no direct impact on the Company's reinsurance cost. However, it should be noted that by ceding business to the assuming companies, the Company forgoes investment income on the reserves ceded to the assuming companies. Conversely, the assuming companies will receive investment income on the reserves assumed which will increase the assuming companies' profitability on business assumed from the Company.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property and equipment

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Home office building	$72,148	$62,585
Data processing equipment	57,322	54,615
Other, principally furniture and equipment	54,032	52,762

	183,502	169,962
Accumulated depreciation	(134,924)	(130,576)

Total property and equipment	$48,578	$39,386

Schedule of future maturities of stable value products

Year of Maturity	Amount
(Dollars In Thousands)
2012	$949,303.0
2013 - 2014	772,779.8
2015 - 2016	1,033,638.6
Thereafter	13,713.6

Summary of activity in the liability for unpaid claims for life and health insurance

	As of December 31,
	2011	2010	2009
	(Dollars In Thousands)
Balance beginning of year	$299,971	$299,396	$218,571
Less: reinsurance	156,932	148,479	111,451

Net balance beginning of year	143,039	150,917	107,120

Incurred related to:
Current year	653,525	471,039	471,408
Prior year	65,269	35,555	36,230

Total incurred	718,794	506,594	507,638

Paid related to:
Current year	639,118	457,511	411,699
Prior year	76,424	56,961	52,142

Total paid	715,542	514,472	463,841

Other changes:
Acquisition and reserve transfers	5,058	—	—

Net balance end of year	151,349	143,039	150,917
Add: reinsurance	161,450	156,932	148,479

Balance end of year	$312,799	$299,971	$299,396

SIGNIFICANT ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACQUISITIONS
Summary of fair values of the net assets acquired from the Liberty Life reinsurance transaction

Fair Value as of April 29, 2011
(Dollars In Thousands)
ASSETS
Investments	$1,768,297
Cash	35,959
Accrued investment income	154
Accounts and premiums receivable, net	877
Reinsurance receivable	9,511
Value of business acquired	135,876
Other assets	1

Total assets	1,950,675
LIABILITIES
Policy liabilities and accrual	1,665,294
Annuity account balances	4,420
Other policyholders' funds	24,977
Other liabilities	30,834

Total liabilities	1,725,525
NET ASSETS ACQUIRED	$225,150

Schedule of pro forma condensed consolidated results of operations

	Unaudited For The Year Ended December 31,
	2011		2010
	(Dollars In Thousands)
Revenue	$3,648,971	(1)	$3,482,514
Net income	$316,429	(2)	$272,436
EPS—basic	$3.71		$3.15
EPS—diluted	$3.66		$3.11
(1)
Includes $175.9 million and $105.9 million of total revenue for Liberty Life and United Investors, respectively, since the transaction date for the year ended December 31, 2011.

(2)
Includes $38.2 million and $24.3 million of pre-tax income for Liberty Life and United Investors, respectively, since the transaction date for the year ended December 31, 2011.

INVESTMENT OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2011
INVESTMENT OPERATIONS
Summary of major categories of net investment income

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Fixed maturities	$1,416,861	$1,302,226	$1,305,738
Equity securities	21,274	18,516	21,700
Mortgage loans	336,542	311,253	249,849
Investment real estate	3,459	3,180	3,666
Short-term investments	69,791	72,803	110,198

	1,847,927	1,707,978	1,691,151
Other investment expenses	27,284	24,302	26,115

Net investment income	$1,820,643	$1,683,676	$1,665,036

Summary of net realized investment gains (losses) for all other investments

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Fixed maturities	$80,180	$50,056	$5,323
Equity securities	9,194	6,488	14,312
Impairments on fixed maturity securities	(47,442)	(39,696)	(160,473)
Impairments on equity securities	—	(1,814)	(19,572)
Modco trading portfolio	164,224	109,399	285,178
Other investments	(18,683)	(11,577)	(4,619)

Total realized gains (losses)—investments	$187,473	$112,856	$120,149

Schedule of non-sovereign fair value exposure by country for securities and derivatives

	Non-sovereign Debt
			Total Gross Funded Exposure
Financial Instrument and Country	Financial	Non-financial
	(Dollars In Millions)
Securities:
United Kingdom	$372.1	$347.2	$719.3
Switzerland	131.0	193.6	324.6
France	127.4	78.3	205.7
Sweden	163.5	—	163.5
Netherlands	81.9	66.4	148.3
Spain	38.7	79.0	117.7
Belgium	—	103.1	103.1
Germany	31.8	62.3	94.1
Ireland	5.3	82.2	87.5
Luxembourg	—	50.1	50.1
Italy	—	40.9	40.9
Norway	—	13.9	13.9

Total securities	951.7	1,117.0	2,068.7
Derivatives:
Germany	3.8	—	3.8

	$955.5	$1,117.0	$2,072.5

Schedule of amortized cost and fair value of the Company's investments classified as available-for-sale
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Total OTTI Recognized in OCI(1)
	(Dollars In Thousands)
2011
Fixed maturities:
Bonds
Residential mortgage-backed securities	$2,345,578	$82,594	$(86,042)	$2,342,130	$(47,806)
Commercial mortgage-backed securities	531,322	24,466	(4,229)	551,559	—
Other asset-backed securities	997,398	6,529	(90,898)	913,029	(6,559)
U.S. government-related securities	1,150,525	65,212	(58)	1,215,679	—
Other government-related securities	88,058	4,959	—	93,017	—
States, municipals, and political subdivisions	1,154,374	173,408	—	1,327,782	—
Corporate bonds	16,910,738	1,920,142	(250,595)	18,580,285	1,787

	23,177,993	2,277,310	(431,822)	25,023,481	(52,578)
Equity securities	328,833	5,993	(16,635)	318,191	(74)
Short-term investments	15,649	—	—	15,649	—

	$23,522,475	$2,283,303	$(448,457)	$25,357,321	$(52,652)

2010
Fixed maturities:
Bonds
Residential mortgage-backed securities	$2,552,207	$49,970	$(113,051)	$2,489,126	$(19,385)
Commercial mortgage-backed securities	169,530	6,429	(933)	175,026	—
Other asset-backed securities	966,536	679	(59,824)	907,391	(714)
U.S. government-related securities	1,136,477	33,999	(2,881)	1,167,595	—
Other government-related securities	195,478	5,744	(15)	201,207	—
States, municipals, and political subdivisions	983,392	8,754	(22,535)	969,611	—
Corporate bonds	15,023,322	944,896	(177,186)	15,791,032	5,992

	21,026,942	1,050,471	(376,425)	21,700,988	(14,107)
Equity securities	337,740	15,089	(5,282)	347,547	(28)
Short-term investments	238,537	—	—	238,537	—

	$21,603,219	$1,065,560	$(381,707)	$22,287,072	$(14,135)

(1)
These amounts are included in the gross unrealized gains and gross unrealized losses columns above.

Schedule of amortized cost and fair value of available-for-sale fixed maturities, by expected maturity

	Amortized Cost	Fair Value
	(Dollars In Thousands)
Due in one year or less	$565,556	$574,037
Due after one year through five years	4,397,791	4,554,896
Due after five years through ten years	5,924,918	6,353,617
Due after ten years	12,289,728	13,540,931

	$23,177,993	$25,023,481

Schedule of credit losses on debt securities held by the Company for which a portion of an other-than-temporary impairment was recognized in other comprehensive income (loss)

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Beginning balance	$39,427	$25,076	$—
Additions for newly impaired securities	12,731	27,029	80,205
Additions for previously impaired securities	20,650	4,970	7,136
Reductions for previously impaired securities due to a change in expected cash flows	—	—	(32,451)
Reductions for previously impaired securities that were sold in the current period	(3,089)	(17,648)	(29,687)
Other	—	—	(127)

Ending balance	$69,719	$39,427	$25,076

Schedule of investments' gross unrealized losses and fair value of the Company's investments that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars In Thousands)
Residential mortgage-backed securities	$277,858	$(15,447)	$527,120	$(70,595)	$804,978	$(86,042)
Commercial mortgage-backed securities	78,892	(4,229)	—	—	78,892	(4,229)
Other asset-backed securities	531,653	(32,074)	190,639	(58,824)	722,292	(90,898)
U.S. government-related securities	21,311	(58)	—	—	21,311	(58)
Other government-related securities	—	—	—	—	—	—
States, municipalities, and political subdivisions	—	—	—	—	—	—
Corporate bonds	1,880,931	(132,297)	526,333	(118,298)	2,407,264	(250,595)
Equities	50,638	(8,436)	22,295	(8,199)	72,933	(16,635)

	$2,841,283	$(192,541)	$1,266,387	$(255,916)	$4,107,670	$(448,457)

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars In Thousands)
Residential mortgage-backed securities	$209,113	$(3,165)	$1,143,254	$(109,886)	$1,352,367	$(113,051)
Commercial mortgage-backed securities	25,679	(933)	—	—	25,679	(933)
Other asset-backed securities	195,426	(17,164)	625,043	(42,660)	820,469	(59,824)
U.S. government-related securities	138,499	(2,881)	—	—	138,499	(2,881)
Other government-related securities	33,936	(8)	14,993	(7)	48,929	(15)
States, municipalities, and political subdivisions	569,660	(22,535)	—	—	569,660	(22,535)
Corporate bonds	2,264,649	(82,343)	835,655	(94,843)	3,100,304	(177,186)
Equities	11,950	(3,321)	13,544	(1,961)	25,494	(5,282)

	$3,448,912	$(132,350)	$2,632,489	$(249,357)	$6,081,401	$(381,707)

Summary of change in unrealized gains (losses), net of income tax, on fixed maturity and equity securities, classified as available-for-sale

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Fixed maturities	$761,437	$696,758	$1,686,669
Equity securities	(13,292)	9,701	33,067

DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED (Tables)	12 Months Ended
Dec. 31, 2011
DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED.
Schedule of the effect of the adjustments on the company's balance sheet due to retrospectively adoption of ASU No. 2010-26

	As of December 31, 2011
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Assets:
Deferred policy acquisition costs and value of business acquired	$4,036,757	$3,248,041	$(788,716)
Total Assets	$52,932,085	$52,143,369	$(788,716)
Liabilities:
Deferred income taxes	$1,540,397	$1,260,629	$(279,768)
Total liabilities	$48,712,370	$48,432,602	$(279,768)
Equity:
Retained earnings	$2,719,492	$2,191,319	$(528,173)
Accumulated other comprehensive income (loss):
Net unrealized gain (losses) on investments, net of income tax	1,074,878	1,094,103	19,225
Total Equity	$4,219,715	$3,710,767	$(508,948)
Total liabilities and shareowners' equity	$52,932,085	$52,143,369	$(788,716)

	As of December 31, 2010
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Assets:
Deferred policy acquisition costs and value of business acquired	$3,851,743	$3,092,580	$(759,163)
Total Assets	$47,562,786	$46,803,623	$(759,163)
Liabilities:
Deferred income taxes	$1,022,130	$752,866	$(269,264)
Total liabilities	$44,232,683	$43,963,419	$(269,264)
Equity:
Retained earnings	$2,432,925	$1,928,430	$(504,495)
Accumulated other comprehensive income (loss):
Net unrealized gain (losses) on investments, net of income tax	362,321	376,917	14,596
Total Equity	$3,330,103	$2,840,204	$(489,899)
Total liabilities and shareowners' equity	$47,562,786	$46,803,623	$(759,163)

Schedule of the effect of the adjustments on the company's income statement due to retrospectively adoption of ASU No. 2010-26

	For The Year Ended December 31, 2011
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Expenses:
Amortization of deferred policy acquisition costs and value of business acquired	$315,923	$264,993	$(50,930)
Other operating expenses	509,594	597,200	87,606
Total benefits and expenses	3,058,990	3,095,666	36,676
Income before income tax	507,152	470,476	(36,676)
Income tax (benefit) expense	167,837	154,839	(12,998)
Net income	$339,315	$315,637	$(23,678)
Less: Net loss attributable to noncontrolling interests	245	245	—
Net Income available to PLC's common shareowners	$339,070	$315,392	$(23,678)
Net income available to PLC's common shareowners—basic	$3.98	$3.70	$(0.28)
Net income available to PLC's common shareowners—diluted	$3.92	$3.65	$(0.27)

	For The Year Ended December 31, 2010
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Expenses:
Amortization of deferred policy acquisition costs and value of business acquired	$209,722	$164,963	$(44,759)
Other operating expenses	409,741	508,591	98,850
Total benefits and expenses	2,708,892	2,762,983	54,091
Income before income tax	388,863	334,772	(54,091)
Income tax (benefit) expense	129,067	109,903	(19,164)
Net income	$259,796	$224,869	$(34,927)
Less: Net loss attributable to noncontrolling interests	(445)	(445)	—
Net Income available to PLC's common shareowners	$260,241	$225,314	$(34,927)
Net income available to PLC's common shareowners—basic	$3.01	$2.60	$(0.41)
Net income available to PLC's common shareowners—diluted	$2.97	$2.57	$(0.40)

	For The Year Ended December 31, 2009
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Expenses:
Amortization of deferred policy acquisition costs and value of business acquired	$345,569	$277,882	$(67,687)
Other operating expenses	327,700	429,980	102,280
Total benefits and expenses	2,651,248	2,685,841	34,593
Income before income tax	416,778	382,185	(34,593)
Income tax (benefit) expense	145,290	133,048	(12,242)
Net income	$271,488	$249,137	$(22,351)
Less: Net loss attributable to noncontrolling interests	—	—	—
Net Income available to PLC's common shareowners	$271,488	$249,137	$(22,351)
Net income available to PLC's common shareowners—basic	$3.37	$3.10	$(0.27)
Net income available to PLC's common shareowners—diluted	$3.34	$3.07	$(0.27)

Schedule of the effect of the adjustments on the company's cash flow statement due to retrospectively adoption of ASU No. 2010-26

	For The Year Ended December 31, 2011
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$339,315	$315,637	$(23,678)
Amortization of deferred policy acquisition costs and value of business acquired	315,923	264,993	(50,930)
Capitalization of deferred policy acquisition costs	(453,761)	(366,156)	87,605
Deferred income tax	98,890	85,893	(12,997)
Other, net	97,382	97,382	—

Change to net cash (used in) provided by operating activities	$397,749	$397,749	$—

	For The Year Ended December 31, 2010
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$259,796	$224,869	$(34,927)
Amortization of deferred policy acquisition costs and value of business acquired	209,722	164,963	(44,759)
Capitalization of deferred policy acquisition costs	(480,383)	(382,553)	97,830
Deferred income tax	101,317	82,516	(18,801)
Other, net	(8,631)	(7,974)	657

Change to net cash (used in) provided by operating activities	$81,821	$81,821	$—

	For The Year Ended December 31, 2009
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$271,488	$249,137	$(22,351)
Amortization of deferred policy acquisition costs and value of business acquired	345,569	277,882	(67,687)
Capitalization of deferred policy acquisition costs	(408,001)	(377,013)	30,988
Deferred income tax	66,651	79,817	13,166
Other, net	88,608	134,492	45,884

Change to net cash (used in) provided by operating activities	$364,315	$364,315	$—

Schedule of balances and changes in DAC
	As of December 31,
	2011	2010
	(Dollars In Thousands)
Balance, beginning of period	$2,124,327	$1,992,246
Capitalization of commissions, sales, and issue expenses	370,830	360,665
Amortization	(215,600)	(93,928)
Change in unrealized investment gains and losses	(59,656)	(134,656)

Balance, end of period	$2,219,901	$2,124,327

Schedule of balances and changes in VOBA
	As of December 31,
	2011	2010
	(Dollars In Thousands)
Balance, beginning of period	$968,253	$943,069
Acquisitions	137,418	75,351
Amortization	(66,163)	(57,797)
Change in unrealized gains and losses	(21,907)	—
Other	10,539	7,630

Balance, end of period	$1,028,140	$968,253

Schedule of expected amortization of VOBA for the next five years

Years	Expected Amortization
(Dollars In Thousands)
2012	$76,152
2013	67,129
2014	59,232
2015	51,455
2016	46,744

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2011
GOODWILL
Schedule of changes in the carrying amount of goodwill by segment
	Life Marketing	Acquisitions	Asset Protection	Corporate and Other	Total Consolidated
	(Dollars In Thousands)
Balance as of December 31, 2009	$10,192	$44,910	$62,671	$83	$117,856
Tax benefit of excess tax goodwill	—	(3,098)	—	—	(3,098)

Balance as of December 31, 2010	10,192	41,812	62,671	83	114,758
Tax benefit of excess tax goodwill	—	(3,099)	—	—	(3,099)

Balance as of December 31, 2011	$10,192	$38,713	$62,671	$83	$111,659

CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2011
CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS
Schedule of activity relating to GMDB reserves (excluding those 100% reinsured under the Modco agreement)

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Beginning balance	$6,412	$342	$1,205
Incurred guarantee benefits	7,171	11,799	10,193
Less: Paid guarantee benefits	3,785	5,729	11,056

Ending balance	$9,798	$6,412	$342

Schedule of account balances of variable annuities with guarantees invested in variable annuity separate accounts

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Equity mutual funds	$3,972,729	$3,149,445
Fixed income mutual funds	2,185,654	1,279,639

Total	$6,158,383	$4,429,084

Schedule of activity in the Company's deferred sales inducement asset

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Deferred asset, beginning of period	$112,147	$116,298	$99,132
Amounts deferred	29,472	25,587	24,506
Amortization	(16,092)	(29,738)	(7,340)

Deferred asset, end of period	$125,527	$112,147	$116,298

REINSURANCE (Tables)	12 Months Ended
Dec. 31, 2011
REINSURANCE
Schedule of net life insurance in-force

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Millions)
Direct life insurance in-force	$728,670	$753,519	$755,263
Amounts assumed from other companies	32,813	18,799	19,826
Amounts ceded to other companies	(469,530)	(495,056)	(515,136)

Net life insurance in-force	$291,953	$277,262	$259,953

Percentage of amount assumed to net	11%	7%	8%

Schedule of effect of reinsurance on life insurance premiums written and earned

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Millions)
Direct premiums	$2,245	$2,153	$2,146
Reinsurance assumed	248	167	97
Reinsurance ceded	(1,278)	(1,284)	(1,318)

Net premiums(1)	$1,215	$1,036	$925

Percentage of amount assumed to net	20%	16%	11%
(1)
Includes annuity policy fees of $74.9 million, $43.4 million, and $34.9 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Schedule of receivables attributable to more significant reinsurance partners

	As of December 31,
	2011		2010
	Reinsurance Receivable	A.M. Best Rating	Reinsurance Receivable	A.M. Best Rating
	(Dollars In Millions)
Security Life of Denver Insurance Co.	$626.4	A	$609.1	A
Swiss Re Life & Health America, Inc.	624.4	A+	612.3	A
Lincoln National Life Insurance Co.	479.4	A+	460.7	A+
Transamerica Life Insurance Co.	392.9	A+	428.0	A+
American United Life Insurance Co.	325.1	A+	324.5	A
Employers Reassurance Corp.	290.2	A-	302.8	A-
RGA Reinusrance Co.	228.2	A+	221.2	A+
The Canada Life Assurance Company	219.1	A+	216.4	A+
XL Life Ltd.	183.0	A-	180.4	A-
Scottish Re (U.S.), Inc.	179.9	NR(1)	197.5	E
(1)
Scottish Re (U.S.), Inc. is not rated as of December 31, 2011.

DEBT AND OTHER OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2011
DEBT AND OTHER OBLIGATIONS
Schedule of debt and subordinated debt securities

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Debt (year of issue):
Revolving Line Of Credit	$170,000	$142,000
7.45% Medium-Term Notes (1996), due 2011	—	9,852
4.30% Senior Notes (2003), due 2013	250,000	250,000
4.875% Senior Notes (2004), due 2014	150,000	150,000
6.40% Senior Notes (2007), due 2018	150,000	150,000
7.375% Senior Notes (2009), due 2019	400,000	400,000
8.00% Senior Notes (2009), due 2024, callable 2014	100,000	100,000
8.45% Senior Notes (2009), due 2039	300,000	300,000

Total Debt	$1,520,000	$1,501,852

Subordinated debt securities (year of issue):
7.50% Subordinated Debentures (2001), due 2031, callable 2006	$103,093	$103,093
7.25% Subordinated Debentures (2002), due 2032, callable 2007	118,557	118,557
6.125% Subordinated Debentures (2004), due 2034, callable 2009	103,093	103,093
7.25% Capital Securities (2006), due 2066, callable 2011	200,000	200,000

Total subordinated debt securities	$524,743	$524,743

Summary of estimated debt covenant calculations

	Requirement	Actual Results
Consolidated net worth margin	greater than or equal to 0	greater than $250 million
Debt to total capital ratio*	Less than 40%	Approximately 33%
Total adjusted capital margin	greater than or equal to 0	Approximately $1.6 billion
Interest cash inflow available compared to adjusted consolidated interest expense	greater than 2.0 to 1	greater than 5.0 to 1
*
Excludes $800 million of senior notes issued in 2009

Non-recourse funding obligations outstanding

Issuer	Balance	Maturity Year	Year-to-Date Weighted-Avg Interest Rate
	(Dollars In Thousands)
Golden Gate II Captive Insurance Company	$407,800	2052	1.35%

Total	$407,800

MORTGAGE LOANS (Tables)	12 Months Ended
Dec. 31, 2011
MORTGAGE LOANS
Schedule of the breakdown of the commercial mortgage loan portfolio by property type

Type	Percentage of Mortgage Loans on Real Estate
Retail	65.7%
Office Buildings	13.4
Apartments	11.3
Warehouses	7.6
Other	2.0

100.0%

Schedule of mortgage loans by location of properties

State	Percentage of Mortgage Loans on Real Estate
Texas	11.9%
Georgia	9.2
Tennessee	7.4
Florida	7.0
Alabama	6.8
South Carolina	6.0
North Carolina	5.4
Ohio	5.0
Utah	4.5
California	3.2
Indiana	2.8
Michigan	2.7
Pennsylvania	2.6

74.5%

Schedule of changes in the allowance for mortgage loan credit losses

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Beginning balance	$11,650	$1,725
Charge offs	(16,278)	(1,146)
Recoveries	(2,471)	—
Provision	13,574	11,071

Ending balance	$6,475	$11,650

Schedule of an analysis of the delinquent loans

	30 - 59 Days Delinquent	60 - 89 Days Delinquent	Greater than 90 Days Delinquent	Total Delinquent
	(Dollars In Thousands)
Commercial mortgage loans	$51,767	$2,348	$12,536	$66,651
Number of delinquent commercial mortgage loans	10	1	6	17

Schedule of information regarding impaired loans

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income
	(Dollars In Thousands)
2011
Commercial mortgage loans:
With no related allowance recorded	$7,917	$10,926	$—	$1,979	$34	$34
With an allowance recorded	15,521	15,521	6,475	5,174	117	181
2010
Commercial mortgage loans:
With no related allowance recorded	$1,579	$1,579	$—	$1,579	$—	$—
With an allowance recorded	18,642	18,642	11,650	4,661	805	767

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Administrative and marketing office space
Operating leased assets
Schedule of future minimum rental payments required under operating leases

Year	Amount
(Dollars In Thousands)
2012	$9,337
2013	8,129
2014	6,544
2015	4,903
2016	3,185
Thereafter	994

Building contiguous to home office
Operating leased assets
Schedule of future minimum rental payments required under operating leases

Year	Amount
(Dollars In Thousands)
2012	$737
2013	735
2014	75,070

SHAREOWNERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2011
SHAREOWNERS' EQUITY
Summary of activity in issued and outstanding common stock

	Issued Shares	Treasury Shares	Outstanding Shares
Balance, December 31, 2008	73,251,960	3,346,153	69,905,807
Shares issued	15,525,000	—	15,525,000
(Reissuance of)/deposits to treasury stock	—	(149,996)	149,996

Balance, December 31, 2009	88,776,960	3,196,157	85,580,803
(Reissuance of)/deposits to treasury stock	—	(87,174)	87,174

Balance, December 31, 2010	88,776,960	3,108,983	85,667,977
(Reissuance of)/deposits to treasury stock	—	3,998,782	(3,998,782)

Balance, December 31, 2011	88,776,960	7,107,765	81,669,195

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION
Schedule of performance shares awarded and estimated fair value of the awards at grant date

Year Awarded	Performance Shares	Estimated Fair Value
		(Dollars In Thousands)
2011	191,100	$5,400
2010	—	—
2009	—	—
2008	75,900	2,900

Schedule of the SARs activity as well as weighted-average base price

	Weighted-Average Base Price per share	No. of SARs
Balance at December 31, 2008	$33.33	1,559,573
SARs granted	3.57	915,829
SARs exercised / forfeited	40.16	(6,200)

Balance at December 31, 2009	22.28	2,469,202

SARs granted	18.34	344,400
SARs exercised / forfeited	20.98	(488,765)

Balance at December 31, 2010	21.97	2,324,837

SARs exercised / forfeited / expired	8.31	(50,608)

Balance at December 31, 2011	$22.27	2,274,229

Schedule of equity compensation plans

Plan category	Number of securities to be issued upon exercise of outstanding options, warrants and rights as of December 31, 2011 (a)		Weighted-average exercise price of outstanding options, warrants and rights as of December 31, 2011 (b)		Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a)) as of December 31, 2011 (c)
Equity compensation plans approved by shareowners	2,869,496	(1)	$22.27	(3)	2,598,799	(4)
Equity compensation plans not approved by shareowners	343,548	(2)	Not applicable		Not applicable	(5)

Total(2)	3,213,044	(1)(2)	$22.27	(3)	2,598,799	(4)(6)

(1)
Includes the following number of shares of common stock with respect to outstanding awards under the LTIP, determined as provided in the LTIP: (a) 1,478,249 shares issuable with respect to outstanding SARs (assuming for this purpose that one share of common stock will be payable with respect to each outstanding SAR); (b) 312,536 shares issuable with respect to outstanding performance share awards (assuming for this purpose that the awards are payable based on estimated performance under the awards as of September 30, 2011); and (c) 760,435 shares issuable with respect to outstanding restricted stock units (assuming for this purpose that shares will be payable with respect to all outstanding restricted stock units); and (d) 318,276 shares issuable with respect to stock equivalents representing previously earned awards under the LTIP that the recipient deferred under our Deferred Compensation Plan for Officers.

(2)
Includes the following number of shares of common stock, determined as provided in the plans decribed below: (a) 238,811 shares issuable with respect to stock equivalents pursuant to our Deferred Compensation Plan for Directors Who Are Not Employees of the Company; (b) 104,737 shares issuable with respect to stock equivalents pursuant to our Deferred Compensation Plan for Officers; and (c) there were no shares issuable with respect to stock equivalents pursuant to our Regional Sales Manager Deferred Bonus Plan.

(3)
Based on exercise prices of outstanding SARs.

(4)
Represents (a) 2,526,346 shares of common stock available for future issuance under the LTIP; and (b) 72,453 shares of common stock available for future issuance under the Stock Plan for Non-Employee Directors.

(5)
The plans listed in Note (2) do not currently have limits on the number of shares of common stock issuable under such plans. The total number of shares of common stock that may be issuable under such plans will depend upon, among other factors, the deferral elections made by the plans' participants.

(6)
Plus any shares that become issuable under the plans listed in Note (2).

Schedule of outstanding SARs by base prices

Base Price	SARs Outstanding	Remaining Life in Years	Currently Exercisable
$32.00	360,000	1	360,000
26.49	50,000	2	50,000
41.05	111,700	4	111,700
48.60	38,400	5	38,400
45.70	35,070	5	35,070
43.46	186,975	6	186,975
48.05	3,000	6	3,000
41.12	2,500	6	2,500
38.59	313,000	7	235,600
3.50	830,832	8	534,710
9.54	5,000	8	3,333
17.48	8,000	9	2,666
18.36	328,752	9	108,354
20.40	1,000	9	333

EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Pension Plan
EMPLOYEE BENEFIT PLANS
Schedule of benefit obligation, fair value of plan assets and the funded status of the Company's defined benefit pension plan and unfunded excess benefit plan

	Defined Benefit Pension Plan		Unfunded Excess Benefit Plan
	2011	2010	2011	2010
	(Dollars In Thousands)
Accumulated benefit obligation, end of year	$186,300	$154,113	$33,675	$30,195

Change in projected benefit obligation:
Benefit obligation at beginning of year	$165,704	$147,373	$31,592	$29,508
Service cost	8,682	7,423	679	584
Interest cost	8,938	8,091	1,506	1,545
Amendments	94	—	3	—
Actuarial (gain) or loss	23,859	7,890	4,187	1,444
Special termination benefits	—	—	—	—
Benefits paid	(8,115)	(5,073)	(1,711)	(1,489)

Benefit obligation at end of year	199,162	165,704	36,256	31,592

Change in plan assets:
Fair value of plan assets at beginning of year	117,856	102,276	—	—
Actual return on plan assets	2,874	12,355	—	—
Employer contributions(1)	12,443	8,298	1,711	1,489
Benefits paid	(8,115)	(5,073)	(1,711)	(1,489)

Fair value of plan assets at end of year	125,058	117,856	—	—

After reflecting FASB guidance:
Funded status	(74,104)	(47,848)	(36,256)	(31,592)

Amounts recognized in the balance sheet:
Other assets	—	—	—	—
Other liabilities	(74,104)	(47,848)	(36,256)	(31,592)

Amounts recognized in accumulated other comprehensive income:
Net actuarial loss	91,804	66,422	11,924	8,618
Prior service cost/(credit)	(2,208)	(2,694)	60	69

Net transition asset	$89,596	$63,728	$11,984	$8,687

(1)
Employer contributions disclosed are based on the Company's fiscal filing year.

Schedule of weighted-average assumptions used to determine benefit obligations

	Defined Benefit Pension Plan		Unfunded Excess Benefit Plan
	2011	2010	2011	2010
Discount rate	4.62%	5.30%	4.07%	4.79%
Rate of compensation increase	2.5 - 3.0	2.5 - 3.0	3.5 - 4.0	3.5 - 4.0
Expected long-term return on plan assets	7.75	7.75	N/A	N/A

Schedule of weighted-average assumptions used to determine the net periodic benefit cost

	Defined Benefit Pension Plan			Unfunded Excess Benefit Plan
	2011	2010	2009	2011	2010	2009
Discount rate	5.30%	5.57%	6.30%	4.79%	5.40%	6.30%
Rates of compensation increase	2.5 - 3.0	0 - 3.75	3.75	3.5 - 4.0	0 - 4.75	4.75
Expected long-term return on plan assets	7.75	8.00	8.00	N/A	N/A	N/A

Components of the net periodic benefit cost

	Defined Benefit Pension Plan			Unfunded Excess Benefit Plan
	2011	2010	2009	2011	2010	2009
	(Dollars In Thousands)
Service cost—benefits earned during the period	$8,682	$7,423	$6,834	$679	$584	$556
Interest cost on projected benefit obligation	8,938	8,091	7,847	1,506	1,545	1,701
Expected return on plan assets	(10,021)	(9,349)	(9,569)	—	—	—
Amortization of prior service cost/(credit)	(392)	(403)	(403)	12	12	12
Amortization of actuarial losses(1)	5,625	3,905	2,017	881	653	458

Total benefit cost	$12,832	$9,667	$6,726	$3,078	$2,794	$2,727

(1)
2011 average remaining service period used is 8.29 years and 7.51 years for the defined benefit pension plan and unfunded excess benefit plan, respectively.

Schedule of estimated net actuarial loss, prior service cost and transition obligation that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year

	Defined Benefit Pension Plan	Unfunded Excess Benefit Plan
	(Dollars In Thousands)
Net actuarial loss	$7,594	$1,104
Prior service cost/(credit)	(392)	12
Transition obligation	—	—

Schedule of allocation of plan assets by category

Asset Category	Target Allocation for 2012	2011	2010
Cash and cash equivalents	2.0%	1.0%	1.0%
Equity securities	60.0	61.0	60.0
Fixed income	38.0	38.0	39.0

Total	100.0%	100.0%	100.0%

Schedule of fair value of plan assets by category

	As of December 31,
Asset Category	2011	2010
	(Dollars In Thousands)
Cash and cash equivalents	$1,004	$2,072
Equity securities:
Russell 3000 Equity Index Fund	52,792	54,737
Spartan U.S. Equity Index Fund	29,735	21,644
Fixed income	41,527	39,403

Total investments	125,058	117,856
Employer contribution receivable	2,270	1,598

Total	$127,328	$119,454

Schedule of fair value of plan assets, set forth by level, within the fair value hierarchy

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Collective short-term investment fund	$—	$1,004	$—	$1,004
Collective investment funds	—	82,527	—	82,527
Group deposit administration annuity contract	—	—	41,527	41,527

Total investments	$—	$83,531	$41,527	$125,058

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Collective short-term investment fund	$—	$2,072	$—	$2,072
Collective investment funds	—	76,381	—	76,381
Group deposit administration annuity contract	—	—	39,403	39,403

Total investments	$—	$78,453	$39,403	$117,856

Reconciliation of the beginning and ending balances for fair value measurements for which significant unobservable inputs (level 3) have been used

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Balance, beginning of year	$39,403	$34,892
Interest income	2,124	1,947
Transfers from collective short-term investments fund	—	5,000
Transfers to collective short-term investments fund	—	(2,436)

Balance, end of year	$41,527	$39,403

Schedule of estimated future benefit payments under defined benefit pension plan

Years	Defined Benefit Pension Plan	Unfunded Excess Benefits Plan
	(Dollars In Thousands)
2012	$8,770	$2,984
2013	9,698	2,888
2014	9,448	2,880
2015	10,083	2,923
2016	11,420	3,152
2017-2021	67,686	14,888

Retiree medical plan
EMPLOYEE BENEFIT PLANS
Schedule of accumulated postretirement benefit obligation

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Change in Benefit Obligation
Benefit obligation, beginning of year	$1,309	$1,659
Service cost	9	15
Interest cost	28	50
Amendments	(29)	—
Actuarial (gain) or loss	(297)	(238)
Plan participant contributions	255	272
Benefits paid	(326)	(449)
Special termination benefits	—	—

Benefit obligation, end of year	$949	$1,309

Group life insurance plan
EMPLOYEE BENEFIT PLANS
Schedule of fair value of plan assets by category

	For The Year Ended December 31,
Category of Investment	2011	2010	2009
	(Dollars In Thousands)
Money Market Fund	$6,193	$6,217	$6,235

Schedule of fair value of plan assets, set forth by level, within the fair value hierarchy

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Money Market Fund	$6,193	$—	$—	$6,193

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Money Market Fund	$6,217	$—	$—	$6,217

Schedule of accumulated postretirement benefit obligation

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Change in Benefit Obligation
Benefit obligation, beginning of year	$7,955	$7,337
Service cost	118	110
Interest cost	416	413
Amendments	—	22
Actuarial (gain) or loss	816	387
Plan participant contributions	—	—
Benefits paid	(354)	(314)
Special termination benefits	—	—

Benefit obligation, end of year	$8,951	$7,955

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
Schedule of reconciliation of the numerators and denominators of the basic and diluted earnings per share

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands, Except Per Share Amounts)
Calculation of basic earnings per share:
Net income available to PLC's common shareowners	$315,392	$225,314	$249,137

Average shares issued and outstanding	84,309,804	85,638,080	79,579,777
Issuable under various deferred compensation plans	898,808	928,989	908,917

Weighted shares outstanding—basic	85,208,612	86,567,069	80,488,694

Per share:
Net income available to PLC's common shareowners—basic	$3.70	$2.60	$3.10

Calculation of diluted earnings per share:
Net income available to PLC's common shareowners	$315,392	$225,314	$249,137

Weighted shares outstanding—basic	85,208,612	86,567,069	80,488,694
Stock appreciation rights ("SARs")(1)	468,810	467,170	364,691
Issuable under various other stock-based compensation plans	122,027	134,379	138,514
Restricted stock units	675,780	507,239	257,366

Weighted shares outstanding—diluted	86,475,229	87,675,857	81,249,265

Per share:
Net income available to PLC's common shareowners—diluted	$3.65	$2.57	$3.07

(1)
Excludes 1,440,047; 1,455,395; and 1,556,873; SARs as of December 31, 2011, 2010, and 2009, respectively, that are antidilutive. In the event the average market price exceeds the issue price of the SARs, such rights would be dilutive to the Company's earnings per share and will be included in the Company's calculation of the diluted average shares outstanding, for applicable periods.

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES
Schedule of reconciliation of effective income tax rate related to continuing operations

	For The Year Ended December 31,
	2011	2010	2009
Statutory federal income tax rate applied to pre-tax income	35.0%	35.0%	35.0%
State income taxes	0.4	0.5	0.3
Investment income not subject to tax	(2.2)	(1.6)	(1.3)
Uncertain tax positions	0.0	(1.3)	0.2
Other	(0.3)	0.2	0.6

	32.9%	32.8%	34.8%

Schedule of components of income tax expense related to income before the cumulative effect of a change in accounting principle
	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Income tax expense per the income tax returns:
Federal	$9,510	$(6,723)	$(53,986)
State	264	3,509	4,259

Total current	$9,774	$(3,214)	$(49,727)

Deferred income tax expense:
Federal	$142,761	$115,172	$184,527
State	2,304	(2,055)	(1,752)

Total deferred	$145,065	$113,117	$182,775

Schedule of components of the Company's net deferred income tax liability

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Deferred income tax assets:
Premium receivables and policy liabilities	$35,432	$158,925
Invested assets (other than unrealized gains)	60,524	83,203
Deferred compensation	72,944	58,123
U.S. capital loss carryforwards	4,763	—
Other	7,049	—
Valuation allowance	(2,593)	(3,354)

	178,119	296,897

Deferred income tax liabilities:
Deferred policy acquisition costs and value of business acquired	872,297	839,885
Other	—	18,703
Unrealized gain on investments	566,451	191,175

	1,438,748	1,049,763

Net deferred income tax (liability) asset	$(1,260,629)	$(752,866)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Balance, beginning of period	$13,181	$26,786
Additions for tax positions of the current year	—	—
Additions for tax positions of prior years	106	10,906
Reductions of tax positions of prior years:
Changes in judgment	(8,447)	(14,133)
Settlements during the period	—	(584)
Lapses of applicable statute of limitations	—	(9,794)

Balance, end of period	$4,840	$13,181

SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplemental cash flow information

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Cash paid / (received) during the year:
Interest on debt	$158,033	$139,015	$100,174
Income taxes	20,122	(73,711)	5,900
Noncash investing and financing activities:
Change in unallocated stock in ESOP	—	—	474
Stock-based compensation	12,517	9,562	3,567
Decrease in collateral for securities lending transactions	(96,653)	(10,630)	(9,755)

FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS
Assets and liabilities measured at fair value on a recurring basis

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Assets:
Fixed maturity securities—available-for-sale
Residential mortgage-backed securities	$—	$2,342,123	$7	$2,342,130
Commercial mortgage-backed securities	—	551,559	—	551,559
Other asset-backed securities	—	298,216	614,813	913,029
U.S. government-related securities	664,506	536,173	15,000	1,215,679
State, municipalities, and political subdivisions	—	1,327,713	69	1,327,782
Other government-related securities	—	93,017	—	93,017
Corporate bonds	204	18,460,480	119,601	18,580,285

Total fixed maturity securities—available-for-sale	664,710	23,609,281	749,490	25,023,481

Fixed maturity securities—trading
Residential mortgage-backed securities	—	313,963	—	313,963
Commercial mortgage-backed securities	—	190,247	—	190,247
Other asset-backed securities	—	29,585	28,343	57,928
U.S. government-related securities	555,601	255	—	555,856
State, municipalities, and political subdivisions	—	229,032	—	229,032
Other government-related securities	—	44,845	—	44,845
Corporate bonds	—	1,568,094	—	1,568,094

Total fixed maturity securities—trading	555,601	2,376,021	28,343	2,959,965

Total fixed maturity securities	1,220,311	25,985,302	777,833	27,983,446
Equity securities	243,336	11,310	80,586	335,232
Other long-term investments(1)	27,757	7,785	12,703	48,245
Short-term investments	101,489	—	—	101,489

Total investments	1,592,893	26,004,397	871,122	28,468,412
Cash	267,298	—	—	267,298
Other assets	6,960	—	—	6,960
Assets related to separate acccounts
Variable annuity	6,741,959	—	—	6,741,959
Variable universal life	502,617	—	—	502,617

Total assets measured at fair value on a recurring basis	$9,111,727	$26,004,397	$871,122	$35,987,246

Liabilities:
Annuity account balances(2)	$—	$—	$136,462	$136,462
Other liabilities(1)	2,727	15,370	437,613	455,710

Total liabilities measured at fair value on a recurring basis	$2,727	$15,370	$574,075	$592,172

(1)
Includes certain freestanding and embedded derivatives.

(2)
Represents liabilities related to equity indexed annuities.

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Assets:
Fixed maturity securities—available-for-sale
Residential mortgage-backed securities	$—	$2,489,106	$20	$2,489,126
Commercial mortgage-backed securities	—	155,125	19,901	175,026
Other asset-backed securities	—	266,262	641,129	907,391
U.S. government-related securities	1,054,375	98,111	15,109	1,167,595
State, municipalities, and political subdivisions	—	969,533	78	969,611
Other government-related securities	14,993	186,214	—	201,207
Corporate bonds	100	15,725,900	65,032	15,791,032

Total fixed maturity securities—available-for-sale	1,069,468	19,890,251	741,269	21,700,988

Fixed maturity securities—trading
Residential mortgage-backed securities	—	426,015	—	426,015
Commercial mortgage-backed securities	—	137,606	—	137,606
Other asset-backed securities	—	24,415	59,925	84,340
U.S. government-related securities	383,423	3,008	3,442	389,873
State, municipalities, and political subdivisions	—	168,900	—	168,900
Other government-related securities	—	126,553	—	126,553
Corporate bonds	—	1,642,664	—	1,642,664

Total fixed maturity securities—trading	383,423	2,529,161	63,367	2,975,951

Total fixed maturity securities	1,452,891	22,419,412	804,636	24,676,939
Equity securities	271,483	10,831	77,098	359,412
Other long-term investments(1)	6,794	3,808	25,065	35,667
Short-term investments	344,796	8,028	—	352,824

Total investments	2,075,964	22,442,079	906,799	25,424,842
Cash	267,298	—	—	267,298
Other assets	6,222	—	—	6,222
Assets related to separate acccounts
Variable annuity	6,741,959	—	—	6,741,959
Variable universal life	502,617	—	—	502,617

Total assets measured at fair value on a recurring basis	$9,594,060	$22,442,079	$906,799	$32,942,938

Liabilities:
Annuity account balances(2)	$—	$—	$143,264	$143,264
Other liabilities(1)	23,995	28,987	190,529	243,511

Total liabilities measured at fair value
on a recurring basis	$23,995	$28,987	$333,793	$386,775

(1)
Includes certain freestanding and embedded derivatives.

(2)
Represents liabilities related to equity indexed annuities.

Schedule of inputs for available-for-sale ABSs classified as Level 3

Investment grade credit rating	100.0%
Weighted-average yield	1.0%
Par value	$683.7 million
Weighted-average life	13.2 years

Schedule of weighted-average inputs for bonds and securities classified as Level 3

Investment grade credit rating	60.0%
Weighted-average yield	5.1%
Weighted-average coupon	5.9%
Par value	$145.7 million
Weighted-average stated maturity	6.0 years

Schedule of current key assumptions for valuation of annuity account balances

Asset Earned Rate	5.89%
Admin Expense per Policy	$78 to $93 per policy
Partial Withdrawal Rate (for ages less than 70)	2.20%
Partial Withdrawal Rate (for ages 70 and greater)	2.20%
Mortality	65% of 94 GMDB table
Lapse	2.2% to 55% depending on the surrender charge period
Return on Assets	1.5% to 1.85% depending on the guarantee period

Schedule of reconciliation of the beginning and ending balances for fair value measurements, for which the Company has used significant unobservable inputs (Level 3)

													Total Gains (losses) included in Earnings related to Instruments still held at the Reporting Date
		Total Realized and Unrealized Gains		Total Realized and Unrealized Losses
	Beginning Balance	Included in Earnings	Included in Other Comprehensive Income	Included in Earnings	Included in Other Comprehensive Income	Purchases	Sales	Issuances	Settlements	Transfers in/out of Level 3	Other	Ending Balance
	(Dollars In Thousands)
Assets:
Fixed maturity securities available-for-sale
Residential mortgage-backed securities	$20	$—	$12	$(4)	$—	$—	$(12)	$—	$—	$(9)	$—	$7	$—
Commercial mortgage-backed securities	19,901	—	147	—	(719)	—	(103)	—	—	(19,224)	(2)	—	—
Other asset-backed securities	641,129	4,527	28,873	(8,661)	(50,941)	—	—	—	—	—	(114)	614,813	—
U.S. government-related securities	15,109	—	—	—	(122)	—	—	—	—	—	13	15,000	—
States, municipals, and political subdivisions	78	—	—	—	(1)	—	(9)	—	—	—	1	69	—
Other government-related securities	—	—	—	—	—	—	—	—	—	—	—	—	—
Corporate bonds	65,032	—	5,216	—	(1,689)	40,000	(3,543)	—	—	14,585	—	119,601	—

Total fixed maturity securities—available-for-sale	741,269	4,527	34,248	(8,665)	(53,472)	40,000	(3,667)	—	—	(4,648)	(102)	749,490	—
Fixed maturity securities—trading
Residential mortgage-backed securities	—	—	—	—	—	—	—	—	—	—	—	—	—
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—	—	—	—	—	—
Other asset-backed securities	59,925	1,213	—	(2,689)	—	3,792	(40,292)	—	—	4,002	2,392	28,343	(937)
U.S. government-related securities	3,442	387	—	(476)	—	—	(3,347)	—	—	—	(6)	—	—
States, municipals and political subdivisions	—	—	—	—	—	—	—	—	—	—	—	—	—
Other government-related securities	—	—	—	—	—	—	—	—	—	—	—	—	—
Corporate bonds	—	611	—	(1,453)	—	—	(37,292)	—	—	38,039	95	—	—

Total fixed maturity securities—trading	63,367	2,211	—	(4,618)	—	3,792	(80,931)	—	—	42,041	2,481	28,343	(937)
Total fixed maturity securities	804,636	6,738	34,248	(13,283)	(53,472)	43,792	(84,598)	—	—	37,393	2,379	777,833	(937)
Equity securities	77,098	49	555	—	(1,050)	3,962	(49)	—	—	21	—	80,586	—
Other long-term investments(1)	25,065	—	—	(12,362)	—	—	—	—	—	—	—	12,703	(12,362)
Short-term investments	—	—	—	—	—	—	—	—	—	—	—	—	—

Total investments	906,799	6,787	34,803	(25,645)	(54,522)	47,754	(84,647)	—	—	37,414	2,379	871,122	(13,299)

Total assets measured at fair value on a recurring basis	$906,799	$6,787	$34,803	$(25,645)	$(54,522)	$47,754	$(84,647)	$—	$—	$37,414	$2,379	$871,122	$(13,299)

Liabilities:
Annuity account balances(2)	$143,264	$—	$—	$(5,850)	$—	$—	$—	$654	$13,306	$—	$—	$136,462	$—
Other liabilities(1)	190,529	—	—	(249,757)	—	—	(2,673)	—	—	—	—	437,613	(249,757)

Total liabilities measured at fair value on a recurring basis	$333,793	$—	$—	$(255,607)	$—	$—	$(2,673)	$654	$13,306	$—	$—	$574,075	$(249,757)

(1)
Represents certain freestanding and embedded derivatives.

(2)
Represents liabilities related to equity indexed annuities.

								Total Gains (losses) included in Earnings related to Instruments still held at the Reporting Date
		Total Realized and Unrealized Gains (losses)
	Beginning Balance	Included in Earnings	Included in Other Comprehensive Income	Purchases, Issuances, and Settlements (net)		Transfers in and/or out of Level 3	Ending Balance
	(Dollars In Thousands)
Assets:
Fixed maturity securities—available-for-sale
Residential mortgage-backed securities	$23	$(31)	$(4)	$32		$—	$20	$—
Commercial mortgage-backed securities	844,535	—	40,064	(843,065	)(3)	(21,633)	19,901	—
Other asset-backed securities	693,930	6,079	40,125	(89,667)		(9,338)	641,129	—
U.S. government-related securities	15,102	—	(6)	13		—	15,109	—
States, municipals, and political subdivisions	86	—	(1)	(7)		—	78	—
Other government-related securities	—	—	—	—		—	—	—
Corporate bonds	86,328	—	2,281	36,832		(60,409)	65,032	—

Total fixed maturity securities—available-for-sale	1,640,004	6,048	82,459	(895,862)		(91,380)	741,269	—
Fixed maturity securities—trading
Residential mortgage-backed securities	7,244	(1)	—	(3,855)		(3,388)	—	—
Commercial mortgage-backed securities	—	—	—	—		—	—	—
Other asset-backed securities	47,509	655	—	11,761		—	59,925	168
U.S. government-related securities	3,310	138	—	(6)		—	3,442	137
States, municipals and political subdivisions	4,994	77	—	—		(5,071)	—	—
Other government-related securities	41,965	1,058	—	(47)		(42,976)	—	—
Corporate bonds	67	(66)	—	26,794		(26,795)	—	—

Total fixed maturity securities—trading	105,089	1,861	—	34,647		(78,230)	63,367	305
Total fixed maturity securities	1,745,093	7,909	82,459	(861,215)		(169,610)	804,636	305
Equity securities	70,708	3,484	(266)	(796)		3,968	77,098	—
Other long-term investments(1)	16,525	8,540	—	—		—	25,065	8,540
Short-term investments	—	—	—	—		—	—	—

Total investments	1,832,326	19,933	82,193	(862,011)		(165,642)	906,799	8,845

Total assets measured at fair value on a recurring basis	$1,832,326	$19,933	$82,193	$(862,011)		$(165,642)	$906,799	$8,845

Liabilities:
Annuity account balances(2)	$149,893	$(2,046)	$—	$8,675		$—	$143,264	$—
Other liabilities(1)	105,838	(84,691)	—	—		—	190,529	(84,691)

Total liabilities measured at fair value on a recurring basis	$255,731	$(86,737)	$—	$8,675		$—	$333,793	$(84,691)

(1)
Represents certain freestanding and embedded derivatives.

(2)
Represents liabilities related to equity indexed annuities.

(3)
Represents mortgage loan held by the trusts that have been consolidated upon the adoption of ASU No. 2009-17.

Schedule of the carrying amounts and estimated fair value of the Company's financial instruments

	As of December 31,
	2011		2010
	Carrying Amounts	Fair Values	Carrying Amounts	Fair Values
	(Dollars In Thousands)
Assets:
Mortgage loans on real estate	$5,353,481	$6,251,902	$4,892,829	$5,336,732
Policy loans	879,819	879,819	793,448	793,448
Liabilities:
Stable value product account balances	$2,769,510	$2,855,614	$3,076,233	$3,163,902
Annuity account balances	10,946,848	10,767,892	10,591,605	10,451,526
Mortgage loan backed certificates	19,755	19,893	61,678	63,127
Debt:
Bank borrowings	$170,000	$170,000	$142,000	$142,000
Senior and Medium-Term Notes	1,350,000	1,494,346	1,359,852	1,455,641
Subordinated debt securities	524,743	525,483	524,743	517,383
Non-recourse funding obligations	407,800	217,529	532,400	389,534

DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS
Notional amounts and fair values of derivative financial instruments

	As of December 31,
	2011		2010
	Notional Amount	Fair Value	Notional Amount	Fair Value
	(Dollars In Thousands)
Other long-term investments
Cash flow hedges:
Inflation	$7,068	$1	$—	$—
Derivatives not designated as hedging instruments:
Interest rate swaps	125,000	5,118	25,000	3,808
Credit default swaps	—	—	—	—
Embedded derivative—Modco reinsurance treaties	30,001	2,038	29,563	2,687
Embedded derivative—GMWB	826,790	10,665	1,099,902	22,378
Interest rate futures	615,445	6,393	—	—
Equity futures	49,631	837	—	—
Currency futures	57,912	976	—	—
Interest rate caps	3,000,000	2,666	—	—
Other	440,224	19,551	95,000	6,794

	$5,152,071	$48,245	$1,249,465	$35,667

Other liabilities
Cash flow hedges:
Inflation	$244,399	$8,863	$293,379	$12,005
Interest rate	75,000	3,443	75,000	6,747
Derivatives not designated as hedging instruments:
Credit default swaps	—	—	25,000	1,099
Interest rate swaps	25,000	3,064	110,000	9,137
Embedded derivative—Modco reinsurance treaties	2,761,686	279,799	2,842,862	146,105
Embedded derivative—GMWB	3,741,688	157,813	1,494,657	41,990
Interest rate futures	270,019	1,148	598,357	16,764
Equity futures	189,765	1,454	327,321	7,231
Currency futures	14,348	126	—	—
Other	—	—	338,438	2,433

	$7,321,905	$455,710	$6,105,014	$243,511

Schedule of gain (loss) on derivatives in cash flow hedging relationship

	For The Year Ended December 31, 2011			For The Year Ended December 31, 2010
	Realized investment gains (losses)	Benefits and settlement expenses	Other comprehensive income (loss)	Realized investment gains (losses)	Benefits and settlement expenses	Other comprehensive income (loss)
	(Dollars In Thousands)
Gain (loss) recognized in other comprehensive income (loss) (effective portion):
Interest rate	$—	$—	$(272)	$—	$—	$(2,979)
Inflation	—	—	2,468	—	—	3,494
Gain (loss) reclassified from accumulated other comprehensive income (loss) into income (effective portion):
Interest rate	$—	$(3,581)	$—	$—	$(6,650)	$—
Inflation	—	(276)	—	—	(3,303)	—
Gain (loss) recognized in income (ineffective portion):
Inflation	$(359)	$—	$—	$116	$—	$—

Schedule of realized investment gains (losses) - derivative financial instruments

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Derivatives related to variable annuity contracts:
Interest rate futures—VA	$164,221	$(11,778)	$—
Equity futures—VA	(30,061)	(42,258)	—
Currency futures—VA	2,977	—	—
Volatility swaps—VA	(239)	(2,433)	—
Equity options—VA	(15,051)	(1,824)	—
Interest rate swaps—VA	7,718	—	—
Credit default swaps—VA	(7,851)	—	—
Embedded derivative—GMWB	(127,537)	(5,728)	19,722

Total derivatives related to variable annuity contracts	(5,823)	(64,021)	19,722
Embedded derivative—Modco reinsurance treaties	(134,340)	(67,989)	(252,698)
Derivatives related to corporate debt	—	—	(125)
Interest rate swaps	(11,264)	(8,427)	39,317
Interest rate caps	(2,801)	—	—
Interest rate futures	—	—	6,889
Credit default swaps	(548)	1,389	3,351
Other derivatives	(475)	799	5,591

	$(155,251)	$(138,249)	$(177,953)

Schedule of realized investment gains (losses) - all other investments

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Modco trading portfolio(1)	$164,224	$109,399	$285,178
(1)
The Company elected to include the use of alternate disclosures for trading activities

OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2011
OPERATING SEGMENTS
Summary of financial information for the Company's segments

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Revenues
Life Marketing	$1,301,301	$1,219,392	$1,096,396
Acquisitions	982,821	761,344	777,181
Annuities	634,347	502,236	508,856
Stable Value Products	170,115	167,883	220,858
Asset Protection	277,271	267,126	277,003
Corporate and Other	200,287	179,774	187,732

Total revenues	$3,566,142	$3,097,755	$3,068,026

Segment Operating Income (Loss)
Life Marketing	$96,123	$123,864	$107,808
Acquisitions	157,393	111,143	133,760
Annuities	80,224	52,163	22,054
Stable Value Products	56,780	39,207	61,963
Asset Protection	25,407	31,491	26,248
Corporate and Other	5,767	(25,053)	81,980

Total segment operating income	421,694	332,815	433,813
Realized investment (losses) gains—investments(1)(3)	181,907	130,359	112,784
Realized investment (losses) gains—derivatives(2)	(133,370)	(127,957)	(164,412)
Income tax expense	(154,839)	(109,903)	(133,048)

Net income available to PLC's common shareowners	$315,392	$225,314	$249,137

(1) Realized investment (losses) gains—investments	$187,473	$112,856	$120,149
Less: related amortization of DAC/VOBA	5,566	(17,503)	7,365

	$181,907	$130,359	$112,784

(2) Realized investment gains (losses)—derivatives	$(155,251)	$(138,249)	$(177,953)
Less: settlements on certain interest rate swaps	—	168	3,401
Less: derivative activity related to certain annuities	(21,881)	(10,460)	(16,942)

	$(133,370)	$(127,957)	$(164,412)

Net investment income
Life Marketing	$446,175	$388,061	$362,108
Acquisitions	529,261	458,703	479,743
Annuities	507,230	482,264	440,097
Stable Value Products	145,150	171,327	221,688
Asset Protection	26,501	28,820	33,157
Corporate and Other	166,326	154,501	128,243

Total net investment income	$1,820,643	$1,683,676	$1,665,036

Amortization of DAC and VOBA
Life Marketing	$87,461	$47,809	$101,165
Acquisitions	75,041	64,410	59,025
Annuities	57,201	76	62,749
Stable Value Products	4,556	5,430	3,471
Asset Protection	38,080	45,544	49,572
Corporate and Other	2,654	1,694	1,900

Total amortization of DAC and VOBA	$264,993	$164,963	$277,882

(3)
Includes credit related other-than-temporary impairments of $47.4 million, $41.5 million, and $180.1 million for the year ended December 31, 2011, 2010, and 2009, respectively.

	Operating Segment Assets As of December 31, 2011
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$10,885,833	$11,471,856	$14,945,002	$2,767,163
Deferred policy acquisition costs and value of business acquired	1,912,916	824,277	435,462	2,347
Goodwill	10,192	38,713	—	—

Total assets	$12,808,941	$12,334,846	$15,380,464	$2,769,510

	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$727,417	$7,964,907	$21,491	$48,783,669
Deferred policy acquisition costs and value of business acquired	71,427	1,612	—	3,248,041
Goodwill	62,671	83	—	111,659

Total assets	$861,515	$7,966,602	$21,491	$52,143,369

	Operating Segment Assets As of December 31, 2010
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$10,043,321	$10,270,540	$12,669,843	$3,069,330
Deferred policy acquisition costs and value of business acquired	1,826,001	810,681	368,279	6,903
Goodwill	10,192	41,812	—	—

Total assets	$11,879,514	$11,123,033	$13,038,122	$3,076,233

	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$696,232	$6,823,333	$23,686	$43,596,285
Deferred policy acquisition costs and value of business acquired	77,219	3,497	—	3,092,580
Goodwill	62,671	83	—	114,758

Total assets	$836,122	$6,826,913	$23,686	$46,803,623

CONSOLIDATED QUARTERLY RESULTS - UNAUDITED (Tables)	12 Months Ended
Dec. 31, 2011
CONSOLIDATED QUARTERLY RESULTS - UNAUDITED
Schedule of unaudited consolidated quarterly operating data
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars In Thousands, Except Per Share Amounts)
2011
Premiums and policy fees	$666,343	$716,586	$696,978	$720,233
Reinsurance ceded	(331,808)	(364,248)	(326,967)	(371,652)

Net of reinsurance ceded	334,535	352,338	370,011	348,581
Net investment income	444,213	448,785	462,926	464,719
Realized investment gains (losses)	(13,877)	14,437	30,585	1,077
Other income	72,209	87,224	75,859	72,520

Total revenues	837,080	902,784	939,381	886,897
Total benefits and expenses	746,366	767,945	817,095	764,260

Income before income tax	90,714	134,839	122,286	122,637
Income tax expense	31,887	46,920	39,429	36,603

Net income	58,827	87,919	82,857	86,034
Less: Net income (loss) attributable to noncontrolling interests	(51)	296	—	—

Net income available to PLC's common shareowners	$58,878	$87,623	$82,857	$86,034

Net income available to PLC's common shareowners—basic	$0.68	$1.01	$0.98	$1.03
Average shares outstanding—basic	86,603,228	86,346,216	84,722,232	83,205,456
Net income available to PLC's common shareowners—diluted	$0.67	$1.00	$0.96	$1.02
Average shares outstanding—diluted	87,820,085	87,653,731	86,004,571	84,464,572
2010
Premiums and policy fees	$628,772	$679,241	$640,265	$677,116
Reinsurance ceded	(305,829)	(379,729)	(334,040)	(388,742)

Net of reinsurance ceded	322,943	299,512	306,225	288,374
Net investment income	411,997	422,500	429,548	419,631
Realized investment gains (losses)	12,958	(68,982)	9,138	21,493
Other income	43,872	59,072	58,190	61,284

Total revenues	791,770	712,102	803,101	790,782
Total benefits and expenses	700,777	672,949	718,852	670,405

Income before income tax	90,993	39,153	84,249	120,377
Income tax expense	27,929	14,248	28,564	39,162

Net income	63,064	24,905	55,685	81,215
Less: Net income (loss) attributable to noncontrolling interests	(73)	(127)	(77)	(168)

Net income available to PLC's common shareowners	$63,137	$25,032	$55,762	$81,383

Net income available to PLC's common shareowners—basic	$0.73	$0.29	$0.64	$0.94
Average shares outstanding—basic	86,500,199	86,562,379	86,603,569	86,600,622
Net income available to PLC's common shareowners—diluted	$0.72	$0.29	$0.64	$0.93
Average shares outstanding—diluted	87,551,386	87,666,035	87,701,592	87,781,602

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 sources	Dec. 31, 2010	Dec. 31, 2009
Valuation of investment securities
Number of primary sources of information used for determining fair value	1
Total number of primary sources of information available for determining fair value	3
Other-than-temporary impairments of investments recorded	$ 62,332,000	$ 75,341,000	$ 227,770,000
Other-than-temporary impairments of investments recorded in earnings	47,442,000	41,510,000	180,045,000
Other-than-temporary impairments of investments recorded in other comprehensive income (loss)	14,890,000	33,831,000	47,725,000
Cash
Negative balances due to outstanding checks and drafts	$ 900,000	$ 24,900,000
Deferred policy acquisition costs
Interest rate assumptions to compute liabilities for future policy benefits, low end of the range (as a percent)	1.50%
Interest rate assumptions to compute liabilities for future policy benefits, high end of the range (as a percent)	11.16%
Value of business acquired
Maximum percentage of accrued interest credited to account balances in case of interest sensitive products	6.65%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
Property and equipment
Total property and equipment, gross	$ 183,502	$ 169,962
Accumulated depreciation	(134,924)	(130,576)
Total property and equipment	48,578	39,386
Home office building
Property and equipment
Useful life (in years)	39
Total property and equipment, gross	72,148	62,585
Furniture
Property and equipment
Useful life (in years)	10
Office equipment and machines
Property and equipment
Useful life (in years)	5
Software and computers
Property and equipment
Useful life (in years)	3
Data processing equipment
Property and equipment
Total property and equipment, gross	57,322	54,615
Other, principally furniture and equipment
Property and equipment
Total property and equipment, gross	$ 54,032	$ 52,762

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Summarized financial information for the company's segments
Stable value product account balances marketed through structured programs	$ 800,000,000	$ 1,700,000,000
Future maturities of stable value products
2012	949,303,000
2013-2014	772,779,800
2015-2016	1,033,638,600
Thereafter	$ 13,713,600
Minimum
Summarized financial information for the company's segments
Maturities of GICs and funding agreements (in years)	1
Maximum
Summarized financial information for the company's segments
Maturities of GICs and funding agreements (in years)	10

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Guaranteed minimum withdrawal benefits
Mortality rate assumed (as a percent)	61.00%
Goodwill	$ 111,659,000	$ 114,758,000	$ 117,856,000
Period over which the entity has experienced improved credit and financial strength ratings (in years)	3
Reserve investment yield assumptions, high end of the range (as a percent)	7.50%
Reserve investment yield assumptions, low end of the range (as a percent)	2.00%
Guaranteed minimum withdrawal benefits (GMWB) | Annuity account balances
Guaranteed minimum withdrawal benefits
Guaranteed benefit liability, net	$ 147,100,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other changes:
Add: reinsurance	$ 5,645,471	$ 5,608,029
Life and health insurance
Activity in the liability for unpaid claims for life and health insurance
Balance beginning of year	299,971	299,396	218,571
Less: reinsurance	156,932	148,479	111,451
Net balance beginning of year	143,039	150,917	107,120
Incurred related to:
Current year	653,525	471,039	471,408
Prior year	65,269	35,555	36,230
Total incurred	718,794	506,594	507,638
Paid related to:
Current year	639,118	457,511	411,699
Prior year	76,424	56,961	52,142
Total paid	715,542	514,472	463,841
Other changes:
Acquisition and reserve transfers	5,058
Net balance end of year	151,349	143,039	150,917
Add: reinsurance	161,450	156,932	148,479
Balance end of year	$ 312,799	$ 299,971	$ 299,396

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Annuity account balances Guaranteed minimum death benefits (GMDB)	Dec. 31, 2010 Annuity account balances Guaranteed minimum death benefits (GMDB)	Dec. 31, 2009 Annuity account balances Guaranteed minimum death benefits (GMDB)	Dec. 31, 2008 Annuity account balances Guaranteed minimum death benefits (GMDB)	Dec. 31, 2011 Annuity account balances Guaranteed minimum withdrawal benefits (GMWB)
Policyholder liabilities, revenues, and benefits expense
Interest rate credited to policy account balances for universal life, low end of range (as a percent)	2.00%
Interest rate credited to policy account balances for universal life, high end of range (as a percent)	9.00%
Interest rate credited to policy account balances for investment products (as a percent)		1.00%	10.00%
Mortality rate (as a percent)	61.00%			61.00%
Guaranteed benefit liability				$ 9,798,000	$ 6,412,000	$ 342,000	$ 1,205,000
Guaranteed benefit liability, net								$ 147,100,000

SIGNIFICANT ACQUISITIONS (Details) (USD $)	12 Months Ended				12 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 United Investors	Dec. 31, 2010 United Investors PLICO	Dec. 31, 2011 Liberty Life	Apr. 29, 2011 Liberty Life PLICO	Apr. 30, 2011 Liberty Life PLICO Athene Life Re
Significant acquisitions
Aggregate purchase price				$ 363,300,000		$ 225,150,000
Capital invested						321,000,000
Investment in surplus note issued by Athene Life Re							40,000,000
ASSETS
Investments						1,768,297,000
Cash						35,959,000
Accrued investment income						154,000
Accounts and premiums receivable, net						877,000
Reinsurance receivable						9,511,000
Value of business acquired						135,876,000
Other assets						1,000
Total assets						1,950,675,000
LIABILITIES
Policy liabilities and accrual						1,665,294,000
Annuity account balances						4,420,000
Other policyholders' funds						24,977,000
Other liabilities						30,834,000
Total liabilities						1,725,525,000
NET ASSETS ACQUIRED				363,300,000		225,150,000
Pro forma condensed consolidated results of operations
Revenue	3,648,971,000	3,482,514,000
Revenue since transaction date			105,900,000		175,900,000
Net income	316,429,000	272,436,000
Net income since transaction date			$ 24,300,000		$ 38,200,000
EPS - basic (in dollars per share)	$ 3.71	$ 3.15
EPS - diluted (in dollars per share)	$ 3.66	$ 3.11

INVESTMENT OPERATIONS (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Major categories of net investment income
Fixed maturities									$ 1,416,861,000	$ 1,302,226,000	$ 1,305,738,000
Equity securities									21,274,000	18,516,000	21,700,000
Mortgage loans									336,542,000	311,253,000	249,849,000
Investment real estate									3,459,000	3,180,000	3,666,000
Short-term investments									69,791,000	72,803,000	110,198,000
Investment income before other investment expenses									1,847,927,000	1,707,978,000	1,691,151,000
Other investment expenses									27,284,000	24,302,000	26,115,000
Net investment income	464,719,000	462,926,000	448,785,000	444,213,000	419,631,000	429,548,000	422,500,000	411,997,000	1,820,643,000	1,683,676,000	1,665,036,000
Net realized investment gains (losses) for all other investments
Fixed maturities									80,180,000	50,056,000	5,323,000
Equity securities									9,194,000	6,488,000	14,312,000
Impairments on fixed maturity securities									(47,442,000)	(39,696,000)	(160,473,000)
Impairments on equity securities										(1,814,000)	(19,572,000)
Modco trading portfolio									164,224,000	109,399,000	285,178,000
Other investments									(18,683,000)	(11,577,000)	(4,619,000)
Total realized gains (losses) - investments									187,473,000	112,856,000	120,149,000
Gross realized gains on investments available-for-sale (fixed maturities, equity securities, and short-term investments)									104,800,000	98,200,000	41,600,000
Gross realized losses									62,100,000	82,900,000	196,200,000
Impairment losses on investments available-for-sale									46,700,000	41,300,000	174,200,000
Impairment losses in the trading portfolio									700,000	300,000
Gains on securities that have recovered in value as the issuer exited bankruptcy									6,900,000
Gains recognized on the sale of Federal National Mortgage Association preferred									1,200,000
Fair value (proceeds) of securities in an unrealized gain position sold									2,200,000,000	2,900,000,000	2,200,000,000
Gain realized on the sale of securities in an unrealized gain position									104,800,000	98,200,000	41,600,000
Fair value (proceeds) of securities in an unrealized loss position sold									264,000,000	705,500,000	302,100,000
Loss realized on the sale of securities in an unrealized loss position									15,400,000	41,600,000	22,000,000
Investment operations
Impairments related to European holdings									28,600,000
Total securities	2,068,700,000								2,068,700,000
Total Gross Funded Exposure	2,072,500,000								2,072,500,000
United Kingdom
Investment operations
Total securities	719,300,000								719,300,000
Switzerland
Investment operations
Total securities	324,600,000								324,600,000
France
Investment operations
Total securities	205,700,000								205,700,000
Sweden
Investment operations
Total securities	163,500,000								163,500,000
Netherlands
Investment operations
Total securities	148,300,000								148,300,000
Spain
Investment operations
Total securities	117,700,000								117,700,000
Belgium
Investment operations
Total securities	103,100,000								103,100,000
Germany
Investment operations
Total securities	94,100,000								94,100,000
Derivatives	3,800,000								3,800,000
Ireland
Investment operations
Total securities	87,500,000								87,500,000
Luxembourg
Investment operations
Total securities	50,100,000								50,100,000
Italy
Investment operations
Total securities	40,900,000								40,900,000
Norway
Investment operations
Total securities	13,900,000								13,900,000
Non-sovereign Debt | Financial
Investment operations
Total securities	951,700,000								951,700,000
Total Gross Funded Exposure	955,500,000								955,500,000
Non-sovereign Debt | Financial | United Kingdom
Investment operations
Total securities	372,100,000								372,100,000
Non-sovereign Debt | Financial | Switzerland
Investment operations
Total securities	131,000,000								131,000,000
Non-sovereign Debt | Financial | France
Investment operations
Total securities	127,400,000								127,400,000
Non-sovereign Debt | Financial | Sweden
Investment operations
Total securities	163,500,000								163,500,000
Non-sovereign Debt | Financial | Netherlands
Investment operations
Total securities	81,900,000								81,900,000
Non-sovereign Debt | Financial | Spain
Investment operations
Total securities	38,700,000								38,700,000
Non-sovereign Debt | Financial | Germany
Investment operations
Total securities	31,800,000								31,800,000
Derivatives	3,800,000								3,800,000
Non-sovereign Debt | Financial | Ireland
Investment operations
Total securities	5,300,000								5,300,000
Non-sovereign Debt | Non-financial
Investment operations
Total securities	1,117,000,000								1,117,000,000
Total Gross Funded Exposure	1,117,000,000								1,117,000,000
Non-sovereign Debt | Non-financial | United Kingdom
Investment operations
Total securities	347,200,000								347,200,000
Non-sovereign Debt | Non-financial | Switzerland
Investment operations
Total securities	193,600,000								193,600,000
Non-sovereign Debt | Non-financial | France
Investment operations
Total securities	78,300,000								78,300,000
Non-sovereign Debt | Non-financial | Netherlands
Investment operations
Total securities	66,400,000								66,400,000
Non-sovereign Debt | Non-financial | Spain
Investment operations
Total securities	79,000,000								79,000,000
Non-sovereign Debt | Non-financial | Belgium
Investment operations
Total securities	103,100,000								103,100,000
Non-sovereign Debt | Non-financial | Germany
Investment operations
Total securities	62,300,000								62,300,000
Non-sovereign Debt | Non-financial | Ireland
Investment operations
Total securities	82,200,000								82,200,000
Non-sovereign Debt | Non-financial | Luxembourg
Investment operations
Total securities	50,100,000								50,100,000
Non-sovereign Debt | Non-financial | Italy
Investment operations
Total securities	40,900,000								40,900,000
Non-sovereign Debt | Non-financial | Norway
Investment operations
Total securities	$ 13,900,000								$ 13,900,000

INVESTMENT OPERATIONS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Investment operations
Amortized Cost	$ 23,522,475,000	$ 21,603,219,000
Gross Unrealized Gains	2,283,303,000	1,065,560,000
Gross Unrealized Losses	(448,457,000)	(381,707,000)
Fair Value	25,357,321,000	22,287,072,000
Total OTTI Recognized in OCI	(52,652,000)	(14,135,000)
Fixed maturities
Investment operations
Amortized Cost	23,177,993,000	21,026,942,000
Gross Unrealized Gains	2,277,310,000	1,050,471,000
Gross Unrealized Losses	(431,822,000)	(376,425,000)
Fair Value	25,023,481,000	21,700,988,000
Total OTTI Recognized in OCI	(52,578,000)	(14,107,000)
Trading securities	3,000,000,000	3,000,000,000
Amortized Cost
Due in one year or less	565,556,000
Due after one year through five years	4,397,791,000
Due after five years through ten years	5,924,918,000
Due after ten years	12,289,728,000
Total	23,177,993,000
Fair Value
Due in one year or less	574,037,000
Due after one year through five years	4,554,896,000
Due after five years through ten years	6,353,617,000
Due after ten years	13,540,931,000
Total	25,023,481,000
Residential mortgage-backed securities
Investment operations
Amortized Cost	2,345,578,000	2,552,207,000
Gross Unrealized Gains	82,594,000	49,970,000
Gross Unrealized Losses	(86,042,000)	(113,051,000)
Fair Value	2,342,130,000	2,489,126,000
Total OTTI Recognized in OCI	(47,806,000)	(19,385,000)
Commercial mortgage-backed securities
Investment operations
Amortized Cost	531,322,000	169,530,000
Gross Unrealized Gains	24,466,000	6,429,000
Gross Unrealized Losses	(4,229,000)	(933,000)
Fair Value	551,559,000	175,026,000
Other asset-backed securities
Investment operations
Amortized Cost	997,398,000	966,536,000
Gross Unrealized Gains	6,529,000	679,000
Gross Unrealized Losses	(90,898,000)	(59,824,000)
Fair Value	913,029,000	907,391,000
Total OTTI Recognized in OCI	(6,559,000)	(714,000)
U.S. government-related securities
Investment operations
Amortized Cost	1,150,525,000	1,136,477,000
Gross Unrealized Gains	65,212,000	33,999,000
Gross Unrealized Losses	(58,000)	(2,881,000)
Fair Value	1,215,679,000	1,167,595,000
Other government-related securities
Investment operations
Amortized Cost	88,058,000	195,478,000
Gross Unrealized Gains	4,959,000	5,744,000
Gross Unrealized Losses		(15,000)
Fair Value	93,017,000	201,207,000
States, municipals, and political subdivisions
Investment operations
Amortized Cost	1,154,374,000	983,392,000
Gross Unrealized Gains	173,408,000	8,754,000
Gross Unrealized Losses		(22,535,000)
Fair Value	1,327,782,000	969,611,000
Corporate bonds
Investment operations
Amortized Cost	16,910,738,000	15,023,322,000
Gross Unrealized Gains	1,920,142,000	944,896,000
Gross Unrealized Losses	(250,595,000)	(177,186,000)
Fair Value	18,580,285,000	15,791,032,000
Total OTTI Recognized in OCI	1,787,000	5,992,000
Equity securities
Investment operations
Amortized Cost	328,833,000	337,740,000
Gross Unrealized Gains	5,993,000	15,089,000
Gross Unrealized Losses	(16,635,000)	(5,282,000)
Fair Value	318,191,000	347,547,000
Total OTTI Recognized in OCI	(74,000)	(28,000)
Trading securities	17,000,000	11,900,000
Short-term investments
Investment operations
Amortized Cost	15,649,000	238,537,000
Fair Value	15,649,000	238,537,000
Trading securities	$ 85,800,000	$ 114,300,000

INVESTMENT OPERATIONS (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment operations
Other-than-temporary impairments of investments recorded	$ 62,332,000	$ 75,341,000	$ 227,770,000
Other-than-temporary impairments of investments recorded in earnings	47,442,000	41,510,000	180,045,000
Other-than-temporary impairments of investments recorded in other comprehensive income (loss)	14,890,000	33,831,000	47,725,000
Pre-tax other-than-temporary impairments related to debt securities that the entity does not intend to sell and does not expect to be required to sell	52,800,000		177,800,000
Pre-tax other-than-temporary impairments credit losses related to debt securities that the entity does not intend to sell and does not expect to be required to sell recorded in earnings	37,900,000		130,100,000
Pre-tax other-than-temporary impairments credit losses related to debt securities that the entity does not intend to sell and does not expect to be required to sell recorded in other comprehensive income (loss)	14,900,000		47,700,000
Other-than-temporary impairments related to debt securities that the entity intends to sell or expects to be required to sell recorded in earnings	46,700,000	41,300,000	174,200,000
Debt securities
Investment operations
Other-than-temporary impairments of investments recorded	62,300,000	72,800,000	208,200,000
Other-than-temporary impairments related to debt securities that the entity intends to sell or expects to be required to sell recorded in earnings	9,500,000		30,400,000
Credit losses on debt securities
Beginning balance	39,427,000	25,076,000
Additions for newly impaired securities	12,731,000	27,029,000	80,205,000
Additions for previously impaired securities	20,650,000	4,970,000	7,136,000
Reductions for previously impaired securities due to a change in expected cash flows			(32,451,000)
Reductions for previously impaired securities that were sold in the current period	(3,089,000)	(17,648,000)	(29,687,000)
Other			(127,000)
Ending balance	69,719,000	39,427,000	25,076,000
Equity securities
Investment operations
Other-than-temporary impairments of investments recorded		$ 2,500,000	$ 19,600,000

INVESTMENT OPERATIONS (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value
Less Than 12 Months	$ 2,841,283,000	$ 3,448,912,000
12 Months or More	1,266,387,000	2,632,489,000
Total	4,107,670,000	6,081,401,000
Unrealized Loss
Less Than 12 Months	(192,541,000)	(132,350,000)
12 Months or More	(255,916,000)	(249,357,000)
Total	(448,457,000)	(381,707,000)
Available-for-sale securities, fair value	25,357,321,000	22,287,072,000
Available-for-sale securities, amortized cost	23,522,475,000	21,603,219,000
Non-income producing investments	2,100,000
Policy loans	879,819,000	793,448,000
Interest rate on collateral loans on life insurance policies (as a percent)	13.64%
Securities Lending
Initial collateral as a percentage of market value of securities loaned	102.00%
Other-than-temporary impairment recognized on certain collateral assets	1,300,000
Minimum
Unrealized Loss
Interest rate on standard policy loans (as a percent)	3.00%
Maximum
Unrealized Loss
Interest rate on standard policy loans (as a percent)	8.00%
Below investment grade
Unrealized Loss
Available-for-sale securities, fair value	1,700,000,000
Available-for-sale securities, amortized cost	1,900,000,000
Securities in trading portfolio	232,700,000
Securities not publicly traded	357,900,000
Fixed maturities
Unrealized Loss
Available-for-sale securities, fair value	25,023,481,000	21,700,988,000
Available-for-sale securities, amortized cost	23,177,993,000	21,026,942,000
Securities in trading portfolio	3,000,000,000	3,000,000,000
Change in unrealized gains (losses), net of income tax	761,437,000	696,758,000	1,686,669,000
Residential mortgage-backed securities
Fair Value
Less Than 12 Months	277,858,000	209,113,000
12 Months or More	527,120,000	1,143,254,000
Total	804,978,000	1,352,367,000
Unrealized Loss
Less Than 12 Months	(15,447,000)	(3,165,000)
12 Months or More	(70,595,000)	(109,886,000)
Total	(86,042,000)	(113,051,000)
Available-for-sale securities, fair value	2,342,130,000	2,489,126,000
Available-for-sale securities, amortized cost	2,345,578,000	2,552,207,000
Commercial mortgage-backed securities
Fair Value
Less Than 12 Months	78,892,000	25,679,000
Total	78,892,000	25,679,000
Unrealized Loss
Less Than 12 Months	(4,229,000)	(933,000)
Total	(4,229,000)	(933,000)
Available-for-sale securities, fair value	551,559,000	175,026,000
Available-for-sale securities, amortized cost	531,322,000	169,530,000
Other asset-backed securities
Fair Value
Less Than 12 Months	531,653,000	195,426,000
12 Months or More	190,639,000	625,043,000
Total	722,292,000	820,469,000
Unrealized Loss
Less Than 12 Months	(32,074,000)	(17,164,000)
12 Months or More	(58,824,000)	(42,660,000)
Total	(90,898,000)	(59,824,000)
Percentage of underlying collateral of student-loan backed auction rate securities guaranteed by the Federal Family Education Loan Program ("FFELP"), minimum (as a percent)	97.00%	97.00%
Available-for-sale securities, fair value	913,029,000	907,391,000
Available-for-sale securities, amortized cost	997,398,000	966,536,000
U.S. government-related securities
Fair Value
Less Than 12 Months	21,311,000	138,499,000
Total	21,311,000	138,499,000
Unrealized Loss
Less Than 12 Months	(58,000)	(2,881,000)
Total	(58,000)	(2,881,000)
Available-for-sale securities, fair value	1,215,679,000	1,167,595,000
Available-for-sale securities, amortized cost	1,150,525,000	1,136,477,000
Other government-related securities
Fair Value
Less Than 12 Months		33,936,000
12 Months or More		14,993,000
Total		48,929,000
Unrealized Loss
Less Than 12 Months		(8,000)
12 Months or More		(7,000)
Total		(15,000)
Available-for-sale securities, fair value	93,017,000	201,207,000
Available-for-sale securities, amortized cost	88,058,000	195,478,000
States, municipals, and political subdivisions
Fair Value
Less Than 12 Months		569,660,000
Total		569,660,000
Unrealized Loss
Less Than 12 Months		(22,535,000)
Total		(22,535,000)
Available-for-sale securities, fair value	1,327,782,000	969,611,000
Available-for-sale securities, amortized cost	1,154,374,000	983,392,000
Corporate bonds
Fair Value
Less Than 12 Months	1,880,931,000	2,264,649,000
12 Months or More	526,333,000	835,655,000
Total	2,407,264,000	3,100,304,000
Unrealized Loss
Less Than 12 Months	(132,297,000)	(82,343,000)
12 Months or More	(118,298,000)	(94,843,000)
Total	(250,595,000)	(177,186,000)
Available-for-sale securities, fair value	18,580,285,000	15,791,032,000
Available-for-sale securities, amortized cost	16,910,738,000	15,023,322,000
Equity securities
Fair Value
Less Than 12 Months	50,638,000	11,950,000
12 Months or More	22,295,000	13,544,000
Total	72,933,000	25,494,000
Unrealized Loss
Less Than 12 Months	(8,436,000)	(3,321,000)
12 Months or More	(8,199,000)	(1,961,000)
Total	(16,635,000)	(5,282,000)
Available-for-sale securities, fair value	318,191,000	347,547,000
Available-for-sale securities, amortized cost	328,833,000	337,740,000
Securities in trading portfolio	17,000,000	11,900,000
Change in unrealized gains (losses), net of income tax	$ (13,292,000)	$ 9,701,000	$ 33,067,000

DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Assets:
Deferred policy acquisition costs and value of business acquired	$ 3,248,041				$ 3,092,580				$ 3,248,041		$ 3,092,580		$ 2,935,314
Total assets	52,143,369				46,803,623				52,143,369		46,803,623
Liabilities:
Deferred income taxes	1,260,629				752,866				1,260,629		752,866
Total liabilities	48,432,602				43,963,419				48,432,602		43,963,419
Equity:
Retained earnings	2,191,319				1,928,430				2,191,319		1,928,430
Accumulated other comprehensive income (loss):
Net unrealized gain (losses) on investments, net of income tax	1,094,103				376,917				1,094,103		376,917
Total equity	3,710,767				2,840,204				3,710,767		2,840,204		2,008,929		761,095
Total liabilities and shareowners' equity	52,143,369				46,803,623				52,143,369		46,803,623
Expenses:
Amortization of deferred policy acquisition costs and value of business acquired									264,993		164,963		277,882
Other operating expenses									597,200		508,591		429,980
Total benefits and expenses	764,260	817,095	767,945	746,366	670,405	718,852	672,949	700,777	3,095,666		2,762,983		2,685,841
Income before income tax	122,637	122,286	134,839	90,714	120,377	84,249	39,153	90,993	470,476		334,772		382,185
Income tax (benefit) expense	36,603	39,429	46,920	31,887	39,162	28,564	14,248	27,929	154,839		109,903		133,048
Net income	86,034	82,857	87,919	58,827	81,215	55,685	24,905	63,064	315,637		224,869		249,137
Less: Net income (loss) attributable to noncontrolling interests			296	(51)	(168)	(77)	(127)	(73)	245		(445)
Net income available to PLC's common shareowners (1)	86,034	82,857	87,623	58,878	81,383	55,762	25,032	63,137	315,392	[1]	225,314	[1]	249,137	[1]
Net income available to PLC's common shareowners - basic (in dollars per share)	$ 1.03	$ 0.98	$ 1.01	$ 0.68	$ 0.94	$ 0.64	$ 0.29	$ 0.73	$ 3.7		$ 2.6		$ 3.1
Net income available to PLC's common shareowners - diluted (in dollars per share)	$ 1.02	$ 0.96	$ 1	$ 0.67	$ 0.93	$ 0.64	$ 0.29	$ 0.72	$ 3.65		$ 2.57		$ 3.07
Cash flows from operating activities
Net income	86,034	82,857	87,919	58,827	81,215	55,685	24,905	63,064	315,637		224,869		249,137
Amortization of deferred policy acquisition costs and value of business acquired									264,993		164,963		277,882
Capitalization of deferred policy acquisition costs									(366,156)		(382,553)		(377,013)
Deferred income tax									85,893		82,516		79,817
Other, net									97,382		(7,974)		134,492
Net cash provided by operating activities									397,749		81,821		364,315
Balances and changes in DAC
Balance, beginning of period				2,124,327				1,992,246	2,124,327		1,992,246
Capitalization of commissions, sales and issue expenses									370,830		360,665
Amortization									(215,600)		(93,928)
Change in unrealized investment gains and losses									(59,656)		(134,656)
Balance, end of period	2,219,901				2,124,327				2,219,901		2,124,327		1,992,246
Balances and changes in VOBA
Balance, beginning of period				968,253				943,069	968,253		943,069
Acquisitions									137,418		75,351
Amortization									(66,163)		(57,797)
Change in unrealized gains and losses									(21,907)
Other									10,539		7,630
Balance, end of period	1,028,140				968,253				1,028,140		968,253		943,069
Expected amortization of VOBA for the next five years
2012									76,152
2013									67,129
2014									59,232
2015									51,455
2016									46,744
As originally reported
Assets:
Deferred policy acquisition costs and value of business acquired	4,036,757				3,851,743				4,036,757		3,851,743
Total assets	52,932,085				47,562,786				52,932,085		47,562,786
Liabilities:
Deferred income taxes	1,540,397				1,022,130				1,540,397		1,022,130
Total liabilities	48,712,370				44,232,683				48,712,370		44,232,683
Equity:
Retained earnings	2,719,492				2,432,925				2,719,492		2,432,925
Accumulated other comprehensive income (loss):
Net unrealized gain (losses) on investments, net of income tax	1,074,878				362,321				1,074,878		362,321
Total equity	4,219,715				3,330,103				4,219,715		3,330,103		2,008,929
Total liabilities and shareowners' equity	52,932,085				47,562,786				52,932,085		47,562,786
Expenses:
Amortization of deferred policy acquisition costs and value of business acquired									315,923		209,722		345,569
Other operating expenses									509,594		409,741		327,700
Total benefits and expenses									3,058,990		2,708,892		2,651,248
Income before income tax									507,152		388,863		416,778
Income tax (benefit) expense									167,837		129,067		145,290
Net income									339,315		259,796		271,488
Less: Net income (loss) attributable to noncontrolling interests									245		(445)
Net income available to PLC's common shareowners (1)									339,070		260,241		271,488
Net income available to PLC's common shareowners - basic (in dollars per share)									$ 3.98		$ 3.01		$ 3.37
Net income available to PLC's common shareowners - diluted (in dollars per share)									$ 3.92		$ 2.97		$ 3.34
Cash flows from operating activities
Net income									339,315		259,796		271,488
Amortization of deferred policy acquisition costs and value of business acquired									315,923		209,722		345,569
Capitalization of deferred policy acquisition costs									(453,761)		(480,383)		(408,001)
Deferred income tax									98,890		101,317		66,651
Other, net									97,382		(8,631)		88,608
Net cash provided by operating activities									397,749		81,821		364,315
Effect of change
Accumulated other comprehensive income (loss):
Total equity					14,290						14,290
ASU No. 2010-26 | Effect of change
Assets:
Deferred policy acquisition costs and value of business acquired	(788,716)				(759,163)				(788,716)		(759,163)
Total assets	(788,716)				(759,163)				(788,716)		(759,163)
Liabilities:
Deferred income taxes	(279,768)				(269,264)				(279,768)		(269,264)
Total liabilities	(279,768)				(269,264)				(279,768)		(269,264)
Equity:
Retained earnings	(528,173)				(504,495)				(528,173)		(504,495)
Accumulated other comprehensive income (loss):
Net unrealized gain (losses) on investments, net of income tax	19,225				14,596				19,225		14,596
Total equity	(508,948)				(489,899)				(508,948)		(489,899)
Total liabilities and shareowners' equity	(788,716)				(759,163)				(788,716)		(759,163)
Expenses:
Amortization of deferred policy acquisition costs and value of business acquired									(50,930)		(44,759)		(67,687)
Other operating expenses									87,606		98,850		102,280
Total benefits and expenses									36,676		54,091		34,593
Income before income tax									(36,676)		(54,091)		(34,593)
Income tax (benefit) expense									(12,998)		(19,164)		(12,242)
Net income									(23,678)		(34,927)		(22,351)
Net income available to PLC's common shareowners (1)									(23,678)		(34,927)		(22,351)
Net income available to PLC's common shareowners - basic (in dollars per share)									$ (0.28)		$ (0.41)		$ (0.27)
Net income available to PLC's common shareowners - diluted (in dollars per share)									$ (0.27)		$ (0.4)		$ (0.27)
Cash flows from operating activities
Net income									(23,678)		(34,927)		(22,351)
Amortization of deferred policy acquisition costs and value of business acquired									(50,930)		(44,759)		(67,687)
Capitalization of deferred policy acquisition costs									87,605		97,830		30,988
Deferred income tax									(12,997)		(18,801)		13,166
Other, net											$ 657		$ 45,884

[1]	Protective Life Corporation ("PLC")

GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2011 Life Marketing	Dec. 31, 2010 Life Marketing	Dec. 31, 2009 Life Marketing	Dec. 31, 2011 Acquisitions	Dec. 31, 2010 Acquisitions	Dec. 31, 2011 Asset Protection	Dec. 31, 2010 Asset Protection	Dec. 31, 2009 Asset Protection	Dec. 31, 2011 Corporate and Other	Dec. 31, 2010 Corporate and Other	Dec. 31, 2009 Corporate and Other
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 114,758	$ 117,856	$ 10,192	$ 10,192	$ 10,192	$ 41,812	$ 44,910	$ 62,671	$ 62,671	$ 62,671	$ 83	$ 83	$ 83
Tax benefit of excess tax goodwill	(3,099)	(3,098)				(3,099)	(3,098)
Balance at the end of the period	$ 111,659	$ 114,758	$ 10,192	$ 10,192	$ 10,192	$ 38,713	$ 41,812	$ 62,671	$ 62,671	$ 62,671	$ 83	$ 83	$ 83
Period over which the entity has experienced improved credit and financial strength ratings (in years)	3

CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Guaranteed minimum death benefits (GMDB)	Dec. 31, 2010 Guaranteed minimum death benefits (GMDB)	Dec. 31, 2009 Guaranteed minimum death benefits (GMDB)	Dec. 31, 2011 Annuity account balances	Dec. 31, 2011 Annuity account balances CALIC Y entities	Dec. 31, 2011 Annuity account balances Acquisitions CALIC	Dec. 31, 2011 Annuity account balances Guaranteed minimum death benefits (GMDB) Y	Dec. 31, 2009 Annuity account balances Guaranteed minimum death benefits (GMDB)	Dec. 31, 2008 Annuity account balances Guaranteed minimum death benefits (GMDB)	Dec. 31, 2011 Annuity account balances Guaranteed minimum death benefits (GMDB) Annuities	Dec. 31, 2011 Annuity account balances Guaranteed minimum death benefits (GMDB) Acquisitions
CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS
Interest rate at which last anniversary date account value is compounded (as a percent)									5.00%
Mean investment performance (as a percent)									8.50%
Mortality rate assumed (as a percent)	61.00%								61.00%
Lapse rate, low end of the range (as a percent)						2.20%			1.00%
Lapse rate, high end of the range (as a percent)						55.00%			25.00%
Average discount rate (as a percent)									6.30%
Separate account balances	$ 6,741,959,000	$ 5,170,193,000							$ 6,200,000,000
Number of insurance companies that manufactured and administered traditional life insurance and annuity products							5
Number of non-insurance companies							4
Guaranteed amount payable								33,300,000	332,100,000			317,700,000	14,400,000
Average attained age of contract holders (in years)							63		67
Percentage of variable annuity business of Chase Insurance Group reinsured							100.00%
Activity relating to GMDB reserves (excluding those 100% reinsured under the Modco agreement)
Balance at the beginning of the period									6,412,000	342,000	1,205,000
Incurred guarantee benefits			7,171,000	11,799,000	10,193,000
Less: Paid guarantee benefits			3,785,000	5,729,000	11,056,000
Balance at the end of the period									$ 9,798,000	$ 342,000	$ 1,205,000

CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Activity in the Company's deferred sales inducement asset
Deferred asset, beginning of period	$ 112,147	$ 116,298	$ 99,132
Amounts deferred	29,472	25,587	24,506
Amortization	(16,092)	(29,738)	(7,340)
Deferred asset, end of period	125,527	112,147	116,298
Annuity account balances
Certain Nontraditional Long-duration Contracts
Account balances of variable annuities with guarantees invested in variable annuity separate accounts	6,158,383	4,429,084
Equity mutual funds | Annuity account balances
Certain Nontraditional Long-duration Contracts
Account balances of variable annuities with guarantees invested in variable annuity separate accounts	3,972,729	3,149,445
Fixed income mutual funds | Annuity account balances
Certain Nontraditional Long-duration Contracts
Account balances of variable annuities with guarantees invested in variable annuity separate accounts	$ 2,185,654	$ 1,279,639

REINSURANCE (Details) (USD $)	12 Months Ended					3 Months Ended	12 Months Ended
	Dec. 31, 2011 reinsurer	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2005	Mar. 31, 2010 Lender's Indemnity line of business	Dec. 31, 2006 Lender's Indemnity line of business	Dec. 31, 2011 Life insurance in-force	Dec. 31, 2010 Life insurance in-force	Dec. 31, 2009 Life insurance in-force	Dec. 31, 2011 Life insurance	Dec. 31, 2010 Life insurance	Dec. 31, 2009 Life insurance	Dec. 31, 2011 Accident/health insurance	Dec. 31, 2010 Accident/health insurance	Dec. 31, 2009 Accident/health insurance	Dec. 31, 2011 Property and liability insurance	Dec. 31, 2010 Property and liability insurance	Dec. 31, 2009 Property and liability insurance
REINSURANCE
Percentage of the face value of life insurance in-force reinsured	62.00%
Percentage of the face value of life insurance in-force reinsured with concentration of reinsurers (as a percent)	27.00%
Life insurance in-force reinsured, concentrated number of reinsurers	3
Amount of insurance retained on the life of any one person before revision					$ 500,000
Amount of insurance retained on the life of any one person				2,000,000	1,000,000
Effect of reinsurance on premiums written and earned
Direct premiums	2,523,680,000	2,451,619,000	2,508,804,000					728,670,260,000	753,518,782,000	755,263,432,000	2,245,320,000	2,153,278,000	2,145,457,000	43,200,000	49,563,000	25,897,000	235,160,000	248,778,000	337,450,000
Reinsurance assumed	276,460,000	173,775,000	180,895,000					32,812,882,000	18,799,243,000	19,826,424,000	248,468,000	166,606,000	97,450,000	21,719,000	63,000	2,482,000	6,273,000	7,106,000	80,963,000
Reinsurance ceded	(1,394,675,000)	(1,408,340,000)	(1,527,053,000)					(469,530,487,000)	(495,056,077,000)	(515,136,471,000)	(1,278,232,000)	(1,284,428,000)	(1,317,933,000)	(14,456,000)	(17,137,000)	(24,216,000)	(101,987,000)	(106,775,000)	(184,904,000)
Net premiums	1,405,465,000	1,217,054,000	1,162,646,000					291,952,655,000	277,261,948,000	259,953,385,000	1,215,556,000	1,035,456,000	924,974,000	50,463,000	32,489,000	4,163,000	139,446,000	149,109,000	233,509,000
Percentage of amount assumed to net								11.20%	6.80%	7.60%	20.40%	16.10%	10.50%	43.00%	0.20%	59.60%	4.50%	4.80%	34.70%
Annuity policy fees	74,900,000	43,400,000	34,900,000
Reinsurance receivables	5,600,000,000	5,600,000,000
Ceded benefits which are recoverable from reinsurers	127,100,000	132,600,000
Receivables related to insurance assumed	64,900,000	64,800,000
Bad debt charges							27,100,000
Decrease in reserves related to final settlement in runoff line of business						$ 7,800,000

REINSURANCE (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Reinsurance
Reinsurance receivables	$ 5,645,471	$ 5,608,029
Security Life of Denver Insurance Co.
Reinsurance
Reinsurance receivables	626,400	609,100
Swiss Re Life & Health America, Inc.
Reinsurance
Reinsurance receivables	624,400	612,300
Lincoln National Life Insurance Co.
Reinsurance
Reinsurance receivables	479,400	460,700
Transamerica Life Insurance Co.
Reinsurance
Reinsurance receivables	392,900	428,000
American United Life Insurance Co.
Reinsurance
Reinsurance receivables	325,100	324,500
Employers Reassurance Corp.
Reinsurance
Reinsurance receivables	290,200	302,800
RGA Reinsurance Co.
Reinsurance
Reinsurance receivables	228,200	221,200
The Canada Life Assurance Company
Reinsurance
Reinsurance receivables	219,100	216,400
XL Life Ltd.
Reinsurance
Reinsurance receivables	183,000	180,400
Scottish Re (U.S.), Inc.
Reinsurance
Reinsurance receivables	$ 179,900	$ 197,500

DEBT AND OTHER OBLIGATIONS (Details) (USD $)	12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended		12 Months Ended		1 Months Ended				1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended										1 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Golden Gate III Vermont Captive Insurance Company (Golden Gate III) Y	Apr. 23, 2010 Golden Gate III Vermont Captive Insurance Company (Golden Gate III)	Dec. 31, 2011 Golden Gate IV Vermont Captive Insurance Company (Golden Gate IV) Y	Dec. 10, 2010 Golden Gate IV Vermont Captive Insurance Company (Golden Gate IV)	Dec. 31, 2011 Requirement Minimum	Dec. 31, 2011 Requirement Maximum	Dec. 31, 2011 Actual Results	Dec. 31, 2011 Actual Results Minimum	Dec. 31, 2011 Revolving Line Of Credit	Dec. 31, 2010 Revolving Line Of Credit	Dec. 31, 2011 7.45% Medium-Term Notes (1996), due 2011	Dec. 31, 2010 7.45% Medium-Term Notes (1996), due 2011	Oct. 31, 2009 Senior notes	May 31, 2003 4.30% Senior Notes (2003), due 2013	Dec. 31, 2011 4.30% Senior Notes (2003), due 2013	Dec. 31, 2010 4.30% Senior Notes (2003), due 2013	Oct. 31, 2004 4.875% Senior Notes (2004), due 2014	Dec. 31, 2011 4.875% Senior Notes (2004), due 2014	Dec. 31, 2010 4.875% Senior Notes (2004), due 2014	Dec. 31, 2007 6.40% Senior Notes (2007), due 2018	Dec. 31, 2011 6.40% Senior Notes (2007), due 2018	Dec. 31, 2010 6.40% Senior Notes (2007), due 2018	Oct. 31, 2009 7.375% Senior Notes (2009), due 2019	Dec. 31, 2011 7.375% Senior Notes (2009), due 2019	Dec. 31, 2010 7.375% Senior Notes (2009), due 2019	Oct. 31, 2009 8.00% Senior Notes (2009), due 2024, callable 2014	Dec. 31, 2011 8.00% Senior Notes (2009), due 2024, callable 2014	Dec. 31, 2010 8.00% Senior Notes (2009), due 2024, callable 2014	Oct. 31, 2009 8.45% Senior Notes (2009), due 2039	Dec. 31, 2011 8.45% Senior Notes (2009), due 2039	Dec. 31, 2010 8.45% Senior Notes (2009), due 2039	Dec. 31, 2011 Subordinated debentures Y	Dec. 31, 2011 7.50% Subordinated Debentures (2001), due 2031, callable 2006	Dec. 31, 2010 7.50% Subordinated Debentures (2001), due 2031, callable 2006	Dec. 31, 2011 7.25% Subordinated Debentures (2002), due 2032, callable 2007	Dec. 31, 2010 7.25% Subordinated Debentures (2002), due 2032, callable 2007	Dec. 31, 2011 6.125% Subordinated Debentures (2004), due 2034, callable 2009	Dec. 31, 2010 6.125% Subordinated Debentures (2004), due 2034, callable 2009	Jul. 31, 2006 7.25% Capital Securities (2006), due 2066, callable 2011	Dec. 31, 2011 7.25% Capital Securities (2006), due 2066, callable 2011 Y	Dec. 31, 2010 7.25% Capital Securities (2006), due 2066, callable 2011	Oct. 31, 2009 Surplus notes	Dec. 31, 2011 Surplus notes	Dec. 31, 2011 Non-recourse funding obligations accruing interest at a rate of LIBOR plus 30 basis points	Dec. 31, 2011 Non-recourse funding obligations accruing interest at a rate of LIBOR plus 200 basis points	Dec. 31, 2011 Long-term debt and subordinated debt securities	Dec. 31, 2010 Long-term debt and subordinated debt securities	Dec. 31, 2009 Long-term debt and subordinated debt securities	Dec. 31, 2011 Other obligations, non-recourse funding obligations and other temporary borrowings	Dec. 31, 2010 Other obligations, non-recourse funding obligations and other temporary borrowings	Dec. 31, 2009 Other obligations, non-recourse funding obligations and other temporary borrowings
Debt and other obligations
Stated interest rate (as a percent)													7.45%	7.45%			4.30%	4.30%		4.88%	4.88%		6.40%	6.40%		7.38%	7.38%		8.00%	8.00%		8.45%	8.45%		7.50%	7.50%	7.25%	7.25%	6.13%	6.13%		7.25%	7.25%
Total Debt	$ 1,520,000,000	$ 1,501,852,000									$ 170,000,000	$ 142,000,000		$ 9,852,000			$ 250,000,000	$ 250,000,000		$ 150,000,000	$ 150,000,000		$ 150,000,000	$ 150,000,000		$ 400,000,000	$ 400,000,000		$ 100,000,000	$ 100,000,000		$ 300,000,000	$ 300,000,000
Total subordinated debt securities	524,743,000	524,743,000																																	103,093,000	103,093,000	118,557,000	118,557,000	103,093,000	103,093,000		200,000,000	200,000,000
Future maturities of debt, excluding notes payable to banks, and subordinated debt securities, for the next five years
2013	250,000,000
2014	150,000,000
Thereafter	1,474,700,000
Line of credit, current borrowing capacity											500,000,000
Line of credit, maximum borrowing capacity											600,000,000
Line of credit, amount outstanding											170,000,000
Base of floating rate interest rate payments											LIBOR																																			LIBOR	LIBOR
Interest rate added to the base rate (as a percent)											0.40%																																			0.30%	2.00%
Summary of the Company's estimated debt covenant calculations
Consolidated net worth margin							0			250,000,000
Debt to total capital ratio								0.4	0.33
Total adjusted capital margin							0		1,600,000,000
Interest cash inflow available compared to adjusted consolidated interest expense, numerator							2			5
Interest cash inflow available compared to adjusted consolidated interest expense, denominator							1			1
Amount of debt issued															800,000,000	250,000,000			150,000,000			150,000,000			400,000,000			100,000,000			300,000,000										200,000,000
Maximum period up to which the entity has the right to defer interest payments																																		5								5
Net proceeds from issuance of debt																						148,700,000																			193,800,000
Aggregate principal amount of debt repurchased by Golden Gate from third parties																																												800,000,000
Pre-tax gain on repurchase of debt																																												126,300,000
Outstanding surplus notes	800,000,000																																												800,000,000
Outstanding non-recourse funding obligations of Golden Gate II Captive Insurance Company	575,000,000																																													275,000,000	300,000,000
Non-recourse funding obligations	407,800,000	532,400,000
Non-recourse funding obligations held by affiliates	167,200,000
Additional amount of obligations which can be issued under contingent approval	100,000,000
Year-to-date weighted-average interest rate of non-recourse funding obligations (as a percent)	1.35%
Outstanding nonrecourse funding obligations repurchased at discount	124,600,000
Gain from repurchase of outstanding nonrecourse funding obligations	40,100,000
Interest Expense
Interest expense																																																130,900,000	131,100,000	83,400,000	28,200,000	20,000,000	30,700,000
Increase (decrease) in interest expense																																																(200,000)			8,200,000
Repayment of debt													9,900,000
Maximum borrowing capacity			560,000,000	505,000,000	455,000,000	270,000,000
Maximum amount up to which LOC will be periodically increased			$ 610,000,000		$ 790,000,000
Letter of credit term (in years)			12		12

MORTGAGE LOANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
MORTGAGE LOANS
Mortgage loans holdings	$ 5,353,481,000	$ 4,892,829,000
Mortgage loans
Percentage of Mortgage Loans on Real Estate	100.00%
Amount of new loans funded	907,000,000
Average loan size of new loans funded	2,300,000
Average loan size of portfolio	2,600,000
Weighted-average interest rate on mortgage loans (as a percent)	6.24%
Largest single mortgage loan	38,700,000
Amount that would become due in 2012, if loans are called at their next call dates	196,600,000
Amount that would become due in 2013 through 2017, if loans are called at their next call dates	1,400,000,000
Amount that would become due in 2018 through 2022, if loans are called at their next call dates	772,900,000
Amount that would become due after 2022, if loans are called at their next call dates	272,400,000
Liberty Life
Mortgage loans
Amount of new loans funded	$ 439,000,000
Minimum
Mortgage loans
Period for exercise of call options or interest rate reset options (in years)	3
Maximum
Mortgage loans
Single tenant's exposure as a percentage of mortgage loans	2.00%
Period for exercise of call options or interest rate reset options (in years)	10
Loan-to-value ratio with participating interest (as a percent)	85.00%
All identified states
Mortgage loans
Percentage of Mortgage Loans on Real Estate	74.50%
Texas
Mortgage loans
Percentage of Mortgage Loans on Real Estate	11.90%
Georgia
Mortgage loans
Percentage of Mortgage Loans on Real Estate	9.20%
Tennessee
Mortgage loans
Percentage of Mortgage Loans on Real Estate	7.40%
Alabama
Mortgage loans
Percentage of Mortgage Loans on Real Estate	6.80%
Florida
Mortgage loans
Percentage of Mortgage Loans on Real Estate	7.00%
South Carolina
Mortgage loans
Percentage of Mortgage Loans on Real Estate	6.00%
Ohio
Mortgage loans
Percentage of Mortgage Loans on Real Estate	5.00%
Utah
Mortgage loans
Percentage of Mortgage Loans on Real Estate	4.50%
North Carolina
Mortgage loans
Percentage of Mortgage Loans on Real Estate	5.40%
Indiana
Mortgage loans
Percentage of Mortgage Loans on Real Estate	2.80%
Pennsylvania
Mortgage loans
Percentage of Mortgage Loans on Real Estate	2.60%
California
Mortgage loans
Percentage of Mortgage Loans on Real Estate	3.20%
Michigan
Mortgage loans
Percentage of Mortgage Loans on Real Estate	2.70%
Retail
Mortgage loans
Percentage of Mortgage Loans on Real Estate	65.70%
Office buildings
Mortgage loans
Percentage of Mortgage Loans on Real Estate	13.40%
Apartments
Mortgage loans
Percentage of Mortgage Loans on Real Estate	11.30%
Warehouses
Mortgage loans
Percentage of Mortgage Loans on Real Estate	7.60%
Other
Mortgage loans
Percentage of Mortgage Loans on Real Estate	2.00%

MORTGAGE LOANS (Details 2) (Commercial mortgage loans, USD $)	12 Months Ended
	Dec. 31, 2011 Category Y	Dec. 31, 2010
Commercial mortgage loans
Mortgage loans
Mortgage loans having participation feature	$ 876,800,000	$ 884,700,000
Maximum nonperforming mortgage loans, foreclosed properties and restructured loans to invested assets (as a percent)	0.12%
Nonperforming mortgage loans, foreclosed properties and restructured loans pursuant to pooling and servicing agreement	41,400,000
Number of loan categories	2
Nonperforming loans not subject to a pooling and servicing agreement	12,500,000
Foreclosed property related to loans not subject to a pooling and servicing agreement	9,900,000
Loans subject to a pooling and servicing agreement which are either nonperforming or restructured	18,400,000
Foreclosed property related to loans subject to a pooling and servicing agreement	500,000
Period for average credit loss factor (in years)	10
Average credit loss factor for commercial mortgage loan portfolio over past ten years (as a percent)	0.02%
Change in the allowance for credit losses
Beginning balance	11,650,000	1,725,000
Charge offs	(16,278,000)	(1,146,000)
Recoveries	(2,471,000)
Provision	13,574,000	11,071,000
Ending balance	$ 6,475,000	$ 11,650,000

MORTGAGE LOANS (Details 3) (Commercial mortgage loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 loans D
Commercial mortgage loans
Delinquent loans
Past due period at which to cease carrying accrued interest on delinquent loans (in days)	90
Past due period at which to initiate foreclosure proceedings (in days)	90
30-59 Delinquent	$ 51,767
60-89 Delinquent	2,348
Greater than 90 Delinquent	12,536
Total Delinquent	$ 66,651
Number of loans, 30-59 Delinquent	10
Number of loans, 60-89 Delinquent	1
Number of loans, Greater than 90 Delinquent	6
Number of loans, Total Delinquent	17

MORTGAGE LOANS (Details 4) (Commercial mortgage loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
With no related allowance recorded
Commercial mortgage loans:
Recorded Investment	$ 7,917	$ 1,579
Unpaid Principal Balance	10,926	1,579
Average Recorded Investment	1,979	1,579
Interest Income Recognized	34
Cash Basis Interest Income	34
With an allowance recorded
Commercial mortgage loans:
Recorded Investment	15,521	18,642
Unpaid Principal Balance	15,521	18,642
Related Allowance	6,475	11,650
Average Recorded Investment	5,174	4,661
Interest Income Recognized	117	805
Cash Basis Interest Income	$ 181	$ 767

COMMITMENTS AND CONTINGENCIES (Details) (Indemnification Agreement, USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Indemnification Agreement
Commitments and contingencies
Indemnification agreement with certain officers, maximum	$ 10

COMMITMENTS AND CONTINGENCIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011 city	Dec. 31, 2010	Dec. 31, 2009
Future minimum rental payments required under operating leases
Outstanding mortgage loan commitments	$ 182,400,000	$ 212,500,000
Average rate (as a percent)	5.58%	5.94%
Administrative and marketing office space
Operating Leased Assets [Line Items]
Number of cities in which the company leases properties	20
Aggregate annualized rent	6,800,000	6,900,000	6,600,000
Future minimum rental payments required under operating leases
2012	9,337,000
2013	8,129,000
2014	6,544,000
2015	4,903,000
2016	3,185,000
Thereafter	994,000
Administrative and marketing office space | Minimum
Operating Leased Assets [Line Items]
Lease period (in years)	3
Administrative and marketing office space | Maximum
Operating Leased Assets [Line Items]
Lease period (in years)	10
Administrative and Marketing Office Space Birmingham excluding Home Office
Operating Leased Assets [Line Items]
Area leased in Birmingham (in square feet)	24,090
Building contiguous to home office
Future minimum rental payments required under operating leases
2012	737,000
2013	735,000
2014	75,070,000
Approximate price for which the company may purchase building at the end of lease term	$ 75,000,000

SHAREOWNERS' EQUITY (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SHAREOWNERS' EQUITY
Consolidated shareowners' equity which represented net assets of the Company's insurance subsidiaries that cannot be transferred to Protective Life Corporation (in dollars)	741.8
Number of days after written notice within which dividends may be paid	30
Estimated maximum amount that would qualify as ordinary dividends from insurance subsidiaries in 2012 (in dollars)	307.2
Activity in the Company's issued and outstanding common stock
Balance at the end of the period	88,776,960	88,776,960
Preferred stock, shares authorized	4,000,000	4,000,000
Preferred Stock, par value (in dollars per share)	1	1
Issued Shares
Activity in the Company's issued and outstanding common stock
Balance at the beginning of the period			73,251,960
Shares issued			15,525,000
Balance at the end of the period	88,776,960	88,776,960	88,776,960
Treasury Stock
Activity in the Company's issued and outstanding common stock
Balance at the beginning of the period	3,108,983	3,196,157	3,346,153
(Reissuance of)/deposits to treasury stock (in shares)	3,998,782	(87,174)	(149,996)
Balance at the end of the period	7,107,765	3,108,983	3,196,157
Outstanding Shares
Activity in the Company's issued and outstanding common stock
Balance at the beginning of the period	85,667,977	85,580,803	69,905,807
Shares issued			15,525,000
(Reissuance of)/deposits to treasury stock (in shares)	(3,998,782)	87,174	149,996
Balance at the end of the period	81,669,195	85,667,977	85,580,803

STOCK-BASED COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2011 Equity compensation plans approved by shareowners	Dec. 31, 2011 Equity compensation plans not approved by shareowners	Dec. 31, 2011 LTIP	Dec. 31, 2011 Performance awards Y	Dec. 31, 2010 Performance awards Y	Dec. 31, 2008 Performance awards	Dec. 31, 2011 Performance awards Equity compensation plans approved by shareowners	Dec. 31, 2011 P-SARs	Dec. 31, 2011 SARs Y	Dec. 31, 2010 SARs	Dec. 31, 2009 SARs	Dec. 31, 2011 SARs Minimum installments	Dec. 31, 2011 SARs Maximum installments	Dec. 31, 2011 SARs Equity compensation plans approved by shareowners	Dec. 31, 2011 Restricted stock units	Dec. 31, 2010 Restricted stock units	Dec. 31, 2011 Restricted stock units Equity compensation plans approved by shareowners	Dec. 31, 2011 Deferred compensation plan for officers Equity compensation plans approved by shareowners	Dec. 31, 2011 Deferred compensation plan for officers Equity compensation plans not approved by shareowners	Dec. 31, 2011 Deferred compensation plan for directors who are not employees Equity compensation plans not approved by shareowners	Dec. 31, 2011 Stock plan for non-employee directors
Stock-based compensation
Number of shares that may be issued under plans approved by shareowners	7,500,000
Minimum percentage of Company's ROE to earn awards under 2011 performance awards					9.00%
Minimum percentage of Company's ROE to earn maximum awards under 2011 performance awards					10.00%
Period over which average return on average equity is calculated (in years)					3	4
Minimum percentile of entity results to comparison group to earn 2008 awards (as a percent)					25th
Minimum percentile of entity results to comparison group to earn 2005-2007 awards (as a percent)					40th
Minimum percentile of entity results to comparison group to earn maximum awards (as a percent)					90th
Performance shares issued					191,100		75,900				344,400	915,829				175,500	360,450
Estimated fair value of performance shares issued					$ 5,400		$ 2,900				$ 3,300					$ 5,000	$ 6,600
Number of shares of common stock which are multiplied by award earned percentage payout to calculate number of awards					1
Number of stock appreciation rights which are multiplied by award percentage payout to calculate number of awards (in shares)									1
Expiration period from date of grant (in years)									10Y	10Y
Total outstanding performance shares under performance-based plans measured at maximum payouts	530,000
Exercisable period of grants from grant date (in years)										5Y
Number of annual installments to exercise stock appreciation rights													3	4
Beginning of annual installments from date of grant (in years)										1
Weighted-Average Base Price per share
Balance at the beginning of the period (in dollars per share)										$ 21.97	$ 22.28	$ 33.33
SARs granted (in dollars per share)											$ 18.34	$ 3.57
SARs exercised/forfeited/expired (in dollars per share)										$ 8.31	$ 20.98	$ 40.16
Balance at the end of the period (in dollars per share)										$ 22.27	$ 21.97	$ 22.28
No. of Awards
Balance at the beginning of the period (in shares)										2,324,837	2,469,202	1,559,573
Awards granted					191,100		75,900				344,400	915,829				175,500	360,450
Awards exercised / forfeited / expired (in shares)										(50,608)	(488,765)	(6,200)
Balance at the end of the period (in shares)										2,274,229	2,324,837	2,469,202
Additional equity compensation plan information
Number of securities to be issued upon exercise of outstanding options, warrants and rights (in shares)	3,213,044	2,869,496	343,548					312,536							1,478,249			760,435	318,276	104,737	238,811
Weighted-average exercise price of outstanding options, warrants and rights (in dollars per share)	$ 22.27	$ 22.27
Number of remaining securities available for future issuance under equity compensation plans, excluding securities to be issued upon exercise of outstanding options, warrants and rights (in shares)	2,598,799	2,598,799		2,526,346																		72,453
Number of shares of common stock assumed to be payable with respect to each outstanding award															1

STOCK-BASED COMPENSATION (Details 2) (USD $)	Dec. 31, 2011 Y
Base Price - $ 32
Stock-based compensation
Base Price (in dollars per share)	$ 32
SARs Outstanding (in shares)	360,000
Remaining Life (in years)	1
Currently Exercisable (in shares)	360,000
Base Price - $ 26.49
Stock-based compensation
Base Price (in dollars per share)	$ 26.49
SARs Outstanding (in shares)	50,000
Remaining Life (in years)	2
Currently Exercisable (in shares)	50,000
Base Price - $ 41.05
Stock-based compensation
Base Price (in dollars per share)	$ 41.05
SARs Outstanding (in shares)	111,700
Remaining Life (in years)	4
Currently Exercisable (in shares)	111,700
Base Price - $ 48.60
Stock-based compensation
Base Price (in dollars per share)	$ 48.6
SARs Outstanding (in shares)	38,400
Remaining Life (in years)	5
Currently Exercisable (in shares)	38,400
Base Price - $ 45.70
Stock-based compensation
Base Price (in dollars per share)	$ 45.7
SARs Outstanding (in shares)	35,070
Remaining Life (in years)	5
Currently Exercisable (in shares)	35,070
Base Price - $ 43.46
Stock-based compensation
Base Price (in dollars per share)	$ 43.46
SARs Outstanding (in shares)	186,975
Remaining Life (in years)	6
Currently Exercisable (in shares)	186,975
Base Price - $ 48.05
Stock-based compensation
Base Price (in dollars per share)	$ 48.05
SARs Outstanding (in shares)	3,000
Remaining Life (in years)	6
Currently Exercisable (in shares)	3,000
Base Price - $ 41.12
Stock-based compensation
Base Price (in dollars per share)	$ 41.12
SARs Outstanding (in shares)	2,500
Remaining Life (in years)	6
Currently Exercisable (in shares)	2,500
Base Price - $ 38.59
Stock-based compensation
Base Price (in dollars per share)	$ 38.59
SARs Outstanding (in shares)	313,000
Remaining Life (in years)	7
Currently Exercisable (in shares)	235,600
Base Price - $ 3.50
Stock-based compensation
Base Price (in dollars per share)	$ 3.5
SARs Outstanding (in shares)	830,832
Remaining Life (in years)	8
Currently Exercisable (in shares)	534,710
Base Price - $ 9.54
Stock-based compensation
Base Price (in dollars per share)	$ 9.54
SARs Outstanding (in shares)	5,000
Remaining Life (in years)	8
Currently Exercisable (in shares)	3,333
Base Price - $ 17.48
Stock-based compensation
Base Price (in dollars per share)	$ 17.48
SARs Outstanding (in shares)	8,000
Remaining Life (in years)	9
Currently Exercisable (in shares)	2,666
Base Price - $ 18.36
Stock-based compensation
Base Price (in dollars per share)	$ 18.36
SARs Outstanding (in shares)	328,752
Remaining Life (in years)	9
Currently Exercisable (in shares)	108,354
Base Price - $ 20.40
Stock-based compensation
Base Price (in dollars per share)	$ 20.4
SARs Outstanding (in shares)	1,000
Remaining Life (in years)	9
Currently Exercisable (in shares)	333

STOCK-BASED COMPENSATION (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assumptions used in the model for SARs granted
Expenses recorded for stock-based compensation plans	$ 10,200,000	$ 10,200,000	$ 3,900,000
SARs
Grant date fair values
Awards issued		344,400	915,829
Estimated fair values of awards at grant date		3,300,000
Assumptions used in the model for SARs granted
Expected volatility (as a percent)		69.40%
Expected risk-free interest rate (as a percent)		2.60%
Expected dividend rate (as a percent)		2.40%
Expected forfeiture rate (as a percent)		0.00%
Restricted stock units
Grant date fair values
Awards issued	175,500	360,450
Estimated fair values of awards at grant date	$ 5,000,000	$ 6,600,000

EMPLOYEE BENEFIT PLANS (Details) (Defined Benefit Pension Plan, USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011 Y
EMPLOYEE BENEFIT PLANS
Contribution made by the Company to its defined benefit pension plan for the 2010 plan year		$ 5.7
Contribution made by the company to its defined benefit pension plan for the plan year 2011	2.3	6.7
Adjusted funding target percentage subject to benefit restrictions, maximum		80.00%
Threshold age plus vesting period of active employees to determine type of benefit eligibility (in years)		55
Minimum
EMPLOYEE BENEFIT PLANS
Estimated contribution by employer		15
Adjusted funding target percentage to be maintained (as a percent)		80.00%
Maximum
EMPLOYEE BENEFIT PLANS
Estimated contribution by employer		$ 20

EMPLOYEE BENEFIT PLANS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Pension Plan
EMPLOYEE BENEFIT PLANS
Accumulated benefit obligation, end of year	$ 186,300	$ 154,113
Change in projected benefit obligation:
Benefit obligation at beginning of year	165,704	147,373
Service cost	8,682	7,423	6,834
Interest cost	8,938	8,091	7,847
Amendments	94
Actuarial (gain) or loss	23,859	7,890
Benefits paid	(8,115)	(5,073)
Benefit obligation at end of year	199,162	165,704	147,373
Change in plan assets:
Fair value of plan assets at beginning of year	117,856	102,276
Actual return on plan assets	2,874	12,355
Employer contributions	12,443	8,298
Benefits paid	(8,115)	(5,073)
Fair value of plan assets at end of year	125,058	117,856	102,276
After reflecting FASB guidance:
Funded status	(74,104)	(47,848)
Amounts recognized in the balance sheet:
Other liabilities	(74,104)	(47,848)
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss	91,804	66,422
Prior service cost/(credit)	(2,208)	(2,694)
Net transition asset	89,596	63,728
Unfunded Excess Benefits Plan
EMPLOYEE BENEFIT PLANS
Accumulated benefit obligation, end of year	33,675	30,195
Change in projected benefit obligation:
Benefit obligation at beginning of year	31,592	29,508
Service cost	679	584	556
Interest cost	1,506	1,545	1,701
Amendments	3
Actuarial (gain) or loss	4,187	1,444
Benefits paid	(1,711)	(1,489)
Benefit obligation at end of year	36,256	31,592	29,508
Change in plan assets:
Employer contributions	1,711	1,489
Benefits paid	(1,711)	(1,489)
After reflecting FASB guidance:
Funded status	(36,256)	(31,592)
Amounts recognized in the balance sheet:
Other liabilities	(36,256)	(31,592)
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss	11,924	8,618
Prior service cost/(credit)	60	69
Net transition asset	11,984	8,687
Other Postretirement Benefits
EMPLOYEE BENEFIT PLANS
Accumulated benefit obligation, end of year	900	1,300
Retiree medical plan
Change in projected benefit obligation:
Benefit obligation at beginning of year	1,309	1,659
Service cost	9	15
Interest cost	28	50
Amendments	(29)
Actuarial (gain) or loss	(297)	(238)
Plan participant contributions	255	272
Benefits paid	(326)	(449)
Benefit obligation at end of year	949	1,309
Change in plan assets:
Benefits paid	(326)	(449)
Group life insurance plan
Change in projected benefit obligation:
Benefit obligation at beginning of year	7,955	7,337
Service cost	118	110
Interest cost	416	413
Amendments		22
Actuarial (gain) or loss	816	387
Benefits paid	(354)	(314)
Benefit obligation at end of year	8,951	7,955
Change in plan assets:
Benefits paid	$ (354)	$ (314)

EMPLOYEE BENEFIT PLANS (Details 3)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Pension Plan
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.62%	5.30%
Expected long-term return on plan assets (as a percent)	7.75%	7.75%
Period for which annualized returns are obtained for each asset class (in years)	25
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (as a percent)	5.30%	5.57%	6.30%
Rate of compensation increase (as a percent)			3.75%
Expected long-term return on plan assets (as a percent)	7.75%	8.00%	8.00%
Defined Benefit Pension Plan | Minimum
Weighted-average assumptions used to determine benefit obligations
Rate of compensation increase (as a percent)	2.50%	2.50%
Weighted-average assumptions used to determine net periodic benefit cost
Rate of compensation increase (as a percent)	2.50%	0.00%
Defined Benefit Pension Plan | Maximum
Weighted-average assumptions used to determine benefit obligations
Rate of compensation increase (as a percent)	3.00%	3.00%
Weighted-average assumptions used to determine net periodic benefit cost
Rate of compensation increase (as a percent)	3.00%	3.75%
Unfunded Excess Benefits Plan
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.07%	4.79%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (as a percent)	4.79%	5.40%	6.30%
Rate of compensation increase (as a percent)			4.75%
Unfunded Excess Benefits Plan | Minimum
Weighted-average assumptions used to determine benefit obligations
Rate of compensation increase (as a percent)	3.50%	3.50%
Weighted-average assumptions used to determine net periodic benefit cost
Rate of compensation increase (as a percent)	3.50%	0.00%
Unfunded Excess Benefits Plan | Maximum
Weighted-average assumptions used to determine benefit obligations
Rate of compensation increase (as a percent)	4.00%	4.00%
Weighted-average assumptions used to determine net periodic benefit cost
Rate of compensation increase (as a percent)	4.00%	4.75%
Group life insurance plan
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.62%
Expected long-term return on plan assets (as a percent)	3.45%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (as a percent)	5.40%
Expected long-term return on plan assets (as a percent)	3.75%
Retiree medical plan
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	1.97%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (as a percent)	2.66%

EMPLOYEE BENEFIT PLANS (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Pension Plan
EMPLOYEE BENEFIT PLANS
Service cost - benefits earned during the period	$ 8,682	$ 7,423	$ 6,834
Interest cost on projected benefit obligation	8,938	8,091	7,847
Expected return on plan assets	(10,021)	(9,349)	(9,569)
Amortization of prior service cost/(credit)	(392)	(403)	(403)
Amortization of actuarial losses	5,625	3,905	2,017
Total benefit cost	12,832	9,667	6,726
Average remaining service period used (in years)	8.29
Estimated net actuarial loss, prior service cost, and transition obligation for these plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2012
Net actuarial loss	7,594
Prior service cost/(credit)	(392)
Unfunded Excess Benefits Plan
EMPLOYEE BENEFIT PLANS
Service cost - benefits earned during the period	679	584	556
Interest cost on projected benefit obligation	1,506	1,545	1,701
Amortization of prior service cost/(credit)	12	12	12
Amortization of actuarial losses	881	653	458
Total benefit cost	3,078	2,794	2,727
Average remaining service period used (in years)	7.51
Estimated net actuarial loss, prior service cost, and transition obligation for these plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2012
Net actuarial loss	1,104
Prior service cost/(credit)	$ 12

EMPLOYEE BENEFIT PLANS (Details 5) (Defined Benefit Pension Plan)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Pension Plan
Target Allocation for 2012
Cash and cash equivalents (as a percent)	2.00%
Equity securities (as a percent)	60.00%
Fixed income (as a percent)	38.00%
Total (as a percent)	100.00%
Allocation of plan assets
Cash and cash equivalents (as a percent)	1.00%	1.00%
Equity securities (as a percent)	61.00%	60.00%
Fixed income (as a percent)	38.00%	39.00%
Total (as a percent)	100.00%	100.00%

EMPLOYEE BENEFIT PLANS (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Pension Plan
EMPLOYEE BENEFIT PLANS
Total investments	$ 125,058	$ 117,856	$ 102,276
Employer contribution receivable	2,270	1,598
Total	127,328	119,454
Defined Benefit Pension Plan | Cash and cash equivalents
EMPLOYEE BENEFIT PLANS
Total investments	1,004	2,072
Defined Benefit Pension Plan | Equity securities: Russell 3000 Equity Index Fund
EMPLOYEE BENEFIT PLANS
Total investments	52,792	54,737
Defined Benefit Pension Plan | Equity securities, Spartan U.S. Equity Index Fund
EMPLOYEE BENEFIT PLANS
Total investments	29,735	21,644
Defined Benefit Pension Plan | Fixed Income
EMPLOYEE BENEFIT PLANS
Total investments	41,527	39,403
Group life insurance plan | Money Market Fund
EMPLOYEE BENEFIT PLANS
Total investments	$ 6,193	$ 6,217	$ 6,235

EMPLOYEE BENEFIT PLANS (Details 7) (USD $)	12 Months Ended														12 Months Ended
	Dec. 31, 2010 Defined Benefit Pension Plan	Dec. 31, 2011 Defined Benefit Pension Plan	Dec. 31, 2011 Defined Benefit Pension Plan Collective short-term investment fund	Dec. 31, 2010 Defined Benefit Pension Plan Collective short-term investment fund	Dec. 31, 2011 Defined Benefit Pension Plan Collective investment funds	Dec. 31, 2010 Defined Benefit Pension Plan Collective investment funds	Dec. 31, 2011 Defined Benefit Pension Plan Group deposit administration annuity contract	Dec. 31, 2010 Defined Benefit Pension Plan Group deposit administration annuity contract	Dec. 31, 2011 Defined Benefit Pension Plan Level 2	Dec. 31, 2010 Defined Benefit Pension Plan Level 2	Dec. 31, 2011 Defined Benefit Pension Plan Level 2 Collective short-term investment fund	Dec. 31, 2010 Defined Benefit Pension Plan Level 2 Collective short-term investment fund	Dec. 31, 2011 Defined Benefit Pension Plan Level 2 Collective investment funds	Dec. 31, 2010 Defined Benefit Pension Plan Level 2 Collective investment funds	Dec. 31, 2011 Defined Benefit Pension Plan Level 3	Dec. 31, 2010 Defined Benefit Pension Plan Level 3	Dec. 31, 2011 Defined Benefit Pension Plan Level 3 Group deposit administration annuity contract	Dec. 31, 2010 Defined Benefit Pension Plan Level 3 Group deposit administration annuity contract	Dec. 31, 2011 Group life insurance plan Money Market Fund	Dec. 31, 2010 Group life insurance plan Money Market Fund	Dec. 31, 2009 Group life insurance plan Money Market Fund	Dec. 31, 2011 Group life insurance plan Level 1 Money Market Fund	Dec. 31, 2010 Group life insurance plan Level 1 Money Market Fund
Fair value hierarchy of Plan's assets
Total investments	$ 117,856,000	$ 125,058,000	$ 1,004,000	$ 2,072,000	$ 82,527,000	$ 76,381,000	$ 41,527,000	$ 39,403,000	$ 83,531,000	$ 78,453,000	$ 1,004,000	$ 2,072,000	$ 82,527,000	$ 76,381,000	$ 41,527,000	$ 39,403,000	$ 41,527,000	$ 39,403,000	$ 6,193,000	$ 6,217,000	$ 6,235,000	$ 6,193,000	$ 6,217,000
Amount transferred into level 3 from level 2	5,000,000
Amount transferred into level 2 from level 3	2,400,000
Reconciliation of beginning and ending balances for fair value measurements for which significant unobservable inputs (level 3) are used
Fair value of plan assets at beginning of year	102,276,000	125,058,000	1,004,000	2,072,000	82,527,000	76,381,000	41,527,000	39,403,000	83,531,000	78,453,000	1,004,000	2,072,000	82,527,000	76,381,000	39,403,000	34,892,000	41,527,000	39,403,000	6,193,000	6,217,000	6,235,000	6,193,000	6,217,000
Interest income															2,124,000	1,947,000
Transfers from collective short-term investments fund																5,000,000
Transfers to collective short-term investments fund																(2,436,000)
Fair value of plan assets at end of year	$ 117,856,000	$ 125,058,000	$ 1,004,000	$ 2,072,000	$ 82,527,000	$ 76,381,000	$ 41,527,000	$ 39,403,000	$ 83,531,000	$ 78,453,000	$ 1,004,000	$ 2,072,000	$ 82,527,000	$ 76,381,000	$ 41,527,000	$ 39,403,000	$ 41,527,000	$ 39,403,000	$ 6,193,000	$ 6,217,000	$ 6,235,000	$ 6,193,000	$ 6,217,000

EMPLOYEE BENEFIT PLANS (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Defined Benefit Pension Plan
Estimated future benefit payments under defined benefit pension plan
2012	$ 8,770
2013	9,698
2014	9,448
2015	10,083
2016	11,420
2017-2021	67,686
Unfunded Excess Benefits Plan
Estimated future benefit payments under defined benefit pension plan
2012	2,984
2013	2,888
2014	2,880
2015	2,923
2016	3,152
2017-2021	$ 14,888

EMPLOYEE BENEFIT PLANS (Details 9) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other Postretirement Benefits | Maximum
EMPLOYEE BENEFIT PLANS
Age of eligibility for limited healthcare benefits (in years)	65
Retiree medical plan
EMPLOYEE BENEFIT PLANS
Liability related to prescription drug benefit provided to employees	$ 100,000	$ 100,000
Retiree medical plan | Minimum
EMPLOYEE BENEFIT PLANS
Age of eligibility for prescription drug benefit (in years)	65
Life insurance benefits	10,000
Retiree medical plan | Maximum
EMPLOYEE BENEFIT PLANS
Life insurance benefits	75,000
Group life insurance plan
EMPLOYEE BENEFIT PLANS
Face amount of life insurance benefits funded	$ 50,000

EMPLOYEE BENEFIT PLANS (Details 10) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
EMPLOYEE BENEFIT PLANS
Percentage change in healthcare cost trend assumptions which has no material effect on liability related to prescription drug benefit provided to employees	1.00%
Period for which the annualized return on Barclay's short treasury index is considered for assessment of reasonableness of long term rate of return assumption (in years)	20
Period for which the average return on Barclay's short treasury index is considered for assessment of reasonableness of long term rate of return assumption (in years)	20
401 (k) Plan
Employee contribution, maximum percentage of eligible annual compensation	25.00%
Maximum annual contribution by employee	$ 16,500
Minimum age required to be eligible to make catch-up contribution (in years)	50
Maximum additional contribution over and above regular annual contribution limits	5,500
Maximum employer matching contribution (as a percent)	4.00%
Expenses recorded due to adopting a cash match for employee contributions to the 401(k) plan	5,600,000	5,100,000	4,600,000
Amount of expenses recorded under a plan that provides supplemental matching contributions in excess of limits imposed	$ 400,000	$ 200,000	$ 300,000
Deferred Compensation Plan
Common stock equivalents credited to participants (in shares)	886,600

EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Calculation of basic earnings per share:
Net income available to PLC's common shareowners	$ 86,034	$ 82,857	$ 87,623	$ 58,878	$ 81,383	$ 55,762	$ 25,032	$ 63,137	$ 315,392	[1]	$ 225,314	[1]	$ 249,137	[1]
Average shares issued and outstanding									84,309,804		85,638,080		79,579,777
Issuable under various deferred compensation plans (in shares)									898,808		928,989		908,917
Weighted shares outstanding - basic	83,205,456	84,722,232	86,346,216	86,603,228	86,600,622	86,603,569	86,562,379	86,500,199	85,208,612		86,567,069		80,488,694
Per share:
Net income available to PLC's common shareowners - basic (in dollars per share)	$ 1.03	$ 0.98	$ 1.01	$ 0.68	$ 0.94	$ 0.64	$ 0.29	$ 0.73	$ 3.7		$ 2.6		$ 3.1
Calculation of diluted earnings per share:
Net income available to PLC's common shareowners	$ 86,034	$ 82,857	$ 87,623	$ 58,878	$ 81,383	$ 55,762	$ 25,032	$ 63,137	$ 315,392	[1]	$ 225,314	[1]	$ 249,137	[1]
Weighted shares outstanding - basic	83,205,456	84,722,232	86,346,216	86,603,228	86,600,622	86,603,569	86,562,379	86,500,199	85,208,612		86,567,069		80,488,694
Stock appreciation rights ("SARs") (in shares)									468,810		467,170		364,691
Issuable under various other stock-based compensation plans (in shares)									122,027		134,379		138,514
Restricted stock units (in shares)									675,780		507,239		257,366
Weighted shares outstanding - diluted	84,464,572	86,004,571	87,653,731	87,820,085	87,781,602	87,701,592	87,666,035	87,551,386	86,475,229		87,675,857		81,249,265
Per share:
Net income available to PLC's common shareowners - diluted (in dollars per share)	$ 1.02	$ 0.96	$ 1	$ 0.67	$ 0.93	$ 0.64	$ 0.29	$ 0.72	$ 3.65		$ 2.57		$ 3.07
Antidilutive securities (in shares)									1,440,047		1,455,395		1,556,873

[1]	Protective Life Corporation ("PLC")

INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effective income tax rate related to continuing operations
Statutory federal income tax rate applied to pre-tax income (as a percent)	35.00%	35.00%	35.00%
State income taxes (as a percent)	0.40%	0.50%	0.30%
Investment income not subject to tax (as a percent)	(2.20%)	(1.60%)	(1.30%)
Uncertain tax positions (as a percent)	0.00%	(1.30%)	0.20%
Other (as a percent)	(0.30%)	0.20%	0.60%
Effective tax rate (as a percent)	32.90%	32.80%	34.80%
Income tax expense per the income tax returns:
Federal	$ 9,510,000	$ (6,723,000)	$ (53,986,000)
State	264,000	3,509,000	4,259,000
Total current	9,774,000	(3,214,000)	(49,727,000)
Deferred income tax expense:
Federal	142,761,000	115,172,000	184,527,000
State	2,304,000	(2,055,000)	(1,752,000)
Total deferred	145,065,000	113,117,000	182,775,000
Deferred income tax assets:
Premium receivables and policy liabilities	35,432,000	158,925,000
Invested assets (other than unrealized gains)	60,524,000	83,203,000
Deferred compensation	72,944,000	58,123,000
U.S. net operating loss carryforwards	4,763,000
Other	7,049,000
Valuation allowance	(2,593,000)	(3,354,000)
Deferred income tax	178,119,000	296,897,000
Deferred income tax liabilities:
Deferred policy acquisition costs and value of business acquired	872,297,000	839,885,000
Other		18,703,000
Unrealized gain on investments	566,451,000	191,175,000
Deferred income tax liabilities	1,438,748,000	1,049,763,000
Net deferred income tax (liability) asset	(1,260,629,000)	(752,866,000)
State operating loss carryforwards, valuation allowance	2,600,000	3,400,000
Favorable change in valuation allowance, net of federal income taxes	500,000
U.S. capital loss carryforwards which will expire if not used by 2014	12,400,000
U.S. capital loss carryforwards which will expire if not used by 2015	$ 1,200,000

INCOME TAXES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance, beginning of period	$ 13,181,000	$ 26,786,000
Additions for tax positions of prior years	106,000	10,906,000
Reductions of tax positions of prior years:
Changes in judgment	(8,447,000)	(14,133,000)
Settlements during the period		(584,000)
Lapses of applicable statute of limitations		(9,794,000)
Balance, end of period	4,840,000	13,181,000	26,786,000
Unrecognized tax benefits with high certainty of deductibility but with uncertainty about the timing of deductions	2,000,000	10,400,000
Amount of unrecognized tax benefits that would affect the effective income tax rate if recognized	2,900,000	2,800,000
Accrued interest and penalties related to the unrecognized tax benefits included in income tax expense	1,400,000	3,600,000	1,100,000
Accrued interest associated with unrecognized tax benefits	$ 1,600,000	$ 3,000,000
Minimum probability of realization of tax benefit for amount to be recognized (as a percent)	50.00%

SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash paid / (received) during the year:
Interest on debt	$ 158,033,000	$ 139,015,000	$ 100,174,000
Income taxes	20,122,000	(73,711,000)	5,900,000
Noncash investing and financing activities:
Change in unallocated stock in ESOP			474,000
Stock-based compensation	12,517,000	9,562,000	3,567,000
Decrease in collateral for securities lending transactions	(96,653,000)	(10,630,000)	(9,755,000)
Interest on long-term debt	93,500,000
Interest on subordinated debt	37,600,000
Interest on other and non-recourse funding obligations	26,300,000
Interest on short-term debt	$ 600,000

RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related party transactions
Outstanding surplus notes	$ 800,000,000
Certain corporations with which the Company's directors were affiliated
Related party transactions
Premiums and policy fees or other amounts for insurance and investment products, interest on bonds and commissions on securities underwriting	51,000,000	13,100,000	13,400,000
Commission, interest on debt and investment products and fees	4,600,000	7,200,000	2,700,000
Golden Gate
Related party transactions
Outstanding surplus notes	800,000,000
PLICO
Related party transactions
Guarantee of synthetic lease financing	75,000,000
Noninsurance subsidiaries
Related party transactions
Fair value of outstanding loaned securities	$ 46,000,000

STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS
Estimated maximum amount that would qualify as ordinary dividends from insurance subsidiaries in 2012 (in dollars)	$ 307,200,000
Total adjusted capital	2,900,000,000
Action level RBC	680,500,000
RBC ratio (as a percent)	433.00%
Market value of fixed maturity and short-term investments of the company's subsidiaries deposited with regulatory authorities	32,300,000
PLICO
STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS
Statutory net income	259,200,000	303,600,000	549,900,000
Statutory capital and surplus	$ 2,600,000,000	$ 2,600,000,000

FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Available-for-sale securities	$ 25,357,321	$ 22,287,072
Total fixed maturity securities	27,983,446	24,676,939
Equity securities	335,232	359,412
Other long-term investments	48,245	35,667
Short-term investments	101,489	352,824
Assets related to separate accounts
Variable annuity	6,741,959	5,170,193
Variable universal life	502,617	534,219
Liabilities:
Other liabilities	455,710	243,511
Fixed maturities
Assets:
Available-for-sale securities	25,023,481	21,700,988
Residential mortgage-backed securities
Assets:
Available-for-sale securities	2,342,130	2,489,126
Commercial mortgage-backed securities
Assets:
Available-for-sale securities	551,559	175,026
Other asset-backed securities
Assets:
Available-for-sale securities	913,029	907,391
States, municipals, and political subdivisions
Assets:
Available-for-sale securities	1,327,782	969,611
Other government-related securities
Assets:
Available-for-sale securities	93,017	201,207
Corporate bonds
Assets:
Available-for-sale securities	18,580,285	15,791,032
Measured at fair value on a recurring basis | Level 1
Assets:
Total fixed maturity securities	1,220,311	1,452,891
Equity securities	243,336	271,483
Other long-term investments	27,757	6,794
Short-term investments	101,489	344,796
Total investments	1,592,893	2,075,964
Cash	267,298	267,298
Other assets	6,960	6,222
Assets related to separate accounts
Variable annuity	6,741,959	6,741,959
Variable universal life	502,617	502,617
Total assets	9,111,727	9,594,060
Liabilities:
Other liabilities	2,727	23,995
Total liabilities	2,727	23,995
Measured at fair value on a recurring basis | Level 1 | Fixed maturities
Assets:
Available-for-sale securities	664,710	1,069,468
Trading securities	555,601	383,423
Measured at fair value on a recurring basis | Level 1 | U.S. government-related securities.
Assets:
Available-for-sale securities	664,506	1,054,375
Trading securities	555,601	383,423
Measured at fair value on a recurring basis | Level 1 | Other government-related securities
Assets:
Available-for-sale securities		14,993
Measured at fair value on a recurring basis | Level 1 | Corporate bonds
Assets:
Available-for-sale securities	204	100
Measured at fair value on a recurring basis | Level 2
Assets:
Total fixed maturity securities	25,985,302	22,419,412
Equity securities	11,310	10,831
Other long-term investments	7,785	3,808
Short-term investments		8,028
Total investments	26,004,397	22,442,079
Assets related to separate accounts
Total assets	26,004,397	22,442,079
Liabilities:
Other liabilities	15,370	28,987
Total liabilities	15,370	28,987
Measured at fair value on a recurring basis | Level 2 | Fixed maturities
Assets:
Available-for-sale securities	23,609,281	19,890,251
Trading securities	2,376,021	2,529,161
Measured at fair value on a recurring basis | Level 2 | Residential mortgage-backed securities
Assets:
Available-for-sale securities	2,342,123	2,489,106
Trading securities	313,963	426,015
Measured at fair value on a recurring basis | Level 2 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities	551,559	155,125
Trading securities	190,247	137,606
Measured at fair value on a recurring basis | Level 2 | Other asset-backed securities
Assets:
Available-for-sale securities	298,216	266,262
Trading securities	29,585	24,415
Measured at fair value on a recurring basis | Level 2 | U.S. government-related securities.
Assets:
Available-for-sale securities	536,173	98,111
Trading securities	255	3,008
Measured at fair value on a recurring basis | Level 2 | States, municipals, and political subdivisions
Assets:
Available-for-sale securities	1,327,713	969,533
Trading securities	229,032	168,900
Measured at fair value on a recurring basis | Level 2 | Other government-related securities
Assets:
Available-for-sale securities	93,017	186,214
Trading securities	44,845	126,553
Measured at fair value on a recurring basis | Level 2 | Corporate bonds
Assets:
Available-for-sale securities	18,460,480	15,725,900
Trading securities	1,568,094	1,642,664
Measured at fair value on a recurring basis | Level 3
Assets:
Total fixed maturity securities	777,833	804,636
Equity securities	80,586	77,098
Other long-term investments	12,703	25,065
Total investments	871,122	906,799
Assets related to separate accounts
Total assets	871,122	906,799
Liabilities:
Annuity account balances.	136,462	143,264
Other liabilities	437,613	190,529
Total liabilities	574,075	333,793
Measured at fair value on a recurring basis | Level 3 | Fixed maturities
Assets:
Available-for-sale securities	749,490	741,269
Trading securities	28,343	63,367
Measured at fair value on a recurring basis | Level 3 | Residential mortgage-backed securities
Assets:
Available-for-sale securities	7	20
Measured at fair value on a recurring basis | Level 3 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		19,901
Measured at fair value on a recurring basis | Level 3 | Other asset-backed securities
Assets:
Available-for-sale securities	614,813	641,129
Trading securities	28,343	59,925
Measured at fair value on a recurring basis | Level 3 | U.S. government-related securities.
Assets:
Available-for-sale securities	15,000	15,109
Trading securities		3,442
Measured at fair value on a recurring basis | Level 3 | States, municipals, and political subdivisions
Assets:
Available-for-sale securities	69	78
Measured at fair value on a recurring basis | Level 3 | Corporate bonds
Assets:
Available-for-sale securities	119,601	65,032
Measured at fair value on a recurring basis | Fair Values
Assets:
Total fixed maturity securities	27,983,446	24,676,939
Equity securities	335,232	359,412
Other long-term investments	48,245	35,667
Short-term investments	101,489	352,824
Total investments	28,468,412	25,424,842
Cash	267,298	267,298
Other assets	6,960	6,222
Assets related to separate accounts
Variable annuity	6,741,959	6,741,959
Variable universal life	502,617	502,617
Total assets	35,987,246	32,942,938
Liabilities:
Annuity account balances.	136,462	143,264
Other liabilities	455,710	243,511
Total liabilities	592,172	386,775
Measured at fair value on a recurring basis | Fair Values | Fixed maturities
Assets:
Available-for-sale securities	25,023,481	21,700,988
Trading securities	2,959,965	2,975,951
Measured at fair value on a recurring basis | Fair Values | Residential mortgage-backed securities
Assets:
Available-for-sale securities	2,342,130	2,489,126
Trading securities	313,963	426,015
Measured at fair value on a recurring basis | Fair Values | Commercial mortgage-backed securities
Assets:
Available-for-sale securities	551,559	175,026
Trading securities	190,247	137,606
Measured at fair value on a recurring basis | Fair Values | Other asset-backed securities
Assets:
Available-for-sale securities	913,029	907,391
Trading securities	57,928	84,340
Measured at fair value on a recurring basis | Fair Values | U.S. government-related securities.
Assets:
Available-for-sale securities	1,215,679	1,167,595
Trading securities	555,856	389,873
Measured at fair value on a recurring basis | Fair Values | States, municipals, and political subdivisions
Assets:
Available-for-sale securities	1,327,782	969,611
Trading securities	229,032	168,900
Measured at fair value on a recurring basis | Fair Values | Other government-related securities
Assets:
Available-for-sale securities	93,017	201,207
Trading securities	44,845	126,553
Measured at fair value on a recurring basis | Fair Values | Corporate bonds
Assets:
Available-for-sale securities	18,580,285	15,791,032
Trading securities	$ 1,568,094	$ 1,642,664

FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Determination of fair values
Number of primary sources of information used for determining fair value	1
Total number of primary sources of information available for determining fair value	3
Minimum percentage of the Company's fixed maturity securities priced by third party pricing services	90.00%
Number of independent non-binding broker quotes obtained per security	1
Percentage of derivatives excluding embedded derivatives that were priced using exchange prices or independent broker quotations (as a percent)	95.10%
Annuity account balances
Annuity account balances
Discount rate curve, base rate	LIBOR
Asset Earned Rate (as a percent)	5.89%
Partial Withdrawal Rate (for ages less than 70, as a percent)	2.20%
Partial Withdrawal Rate (for ages 70 and greater, as a percent)	2.20%
Mortality	65% of 94 GMDB table
Lapse, low end of the range (as a percent)	2.20%
Lapse, high end of the range (as a percent)	55.00%
Return on Assets, low end of the range (as a percent)	1.50%
Return on Assets, high end of the range (as a percent)	1.85%
Equity indexed annuities, discount rate for one month (as a percent)	1.94%
Equity indexed annuities, discount rate for five years (as a percent)	3.55%
Equity indexed annuities, discount rate for thirty years (as a percent)	5.01%
Annuity account balances | Minimum
Annuity account balances
Admin Expense per Policy	78
Annuity account balances | Maximum
Annuity account balances
Admin Expense per Policy	93
Asset-Backed Securities | Level 2
Determination of fair values
Carrying amount	3,700,000,000
Asset-Backed Securities | Level 3
Determination of fair values
Carrying amount	643,200,000
Investment grade credit rating (as a percent)	100.00%
Weighted-average yield (as a percent)	1.00%
Par value	683,700,000
Weighted-average stated maturity (in years)	13.2
Other asset-backed securities
Determination of fair values
Percentage of underlying collateral of student-loan backed auction rate securities guaranteed by the Federal Family Education Loan Program ("FFELP"), minimum (as a percent)	97.00%	97.00%
Other asset-backed securities | Level 3 | Trading Securities
Determination of fair values
Carrying amount	28,300,000
Percentage of underlying collateral of student-loan backed auction rate securities guaranteed by the Federal Family Education Loan Program ("FFELP"), minimum (as a percent)	97.00%
Corporate bonds, U.S. Government-related securities, and Other government related securities | Level 2
Determination of fair values
Carrying amount	22,300,000,000
Corporate bonds, U.S. Government-related securities, and Other government related securities | Level 3
Determination of fair values
Carrying amount	134,700,000
Investment grade credit rating (as a percent)	60.00%
Weighted-average yield (as a percent)	5.10%
Weighted-average coupon (as a percent)	5.90%
Par value	145,700,000
Weighted-average stated maturity (in years)	6
Equity securities | Level 2 and Level 3
Determination of fair values
Carrying amount	91,900,000
Federal Home Loan Bank Stock	64,600,000
Embedded derivative - GMWB
Annuity account balances
Discount rate curve, base rate	LIBOR
Mortality	61% of 94 GMDB table

FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Assets:
Beginning Balance	$ 906,799,000	$ 1,832,326,000
Total Realized and Unrealized Gains (losses) Included in Earnings		19,933,000
Total Realized and Unrealized Gains Included in Earnings	6,787,000
Total Realized and Unrealized Losses Included in Earnings	(25,645,000)
Total Realized and Unrealized Gains (losses) Included in Other Comprehensive Income		82,193,000
Total Realized and Unrealized Gains Included in Other Comprehensive Income	34,803,000
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(54,522,000)
Purchases, Issuances, and Settlements (net)		(862,011,000)
Purchases	47,754,000
Sales	(84,647,000)
Transfers in and/or out of Level 3	37,414,000	(165,642,000)
Other	2,379,000
Ending Balance	871,122,000	906,799,000
Total Gains (losses) included in Earnings related to Instruments still held at the Reporting Date	(13,299,000)	8,845,000
Liabilities:
Beginning Balance	333,793,000	255,731,000
Total Realized and Unrealized Gains (losses) Included in Earnings		(86,737,000)
Total Realized and Unrealized Losses Included in Earnings	255,607,000
Purchases, Issuances, and Settlements (net)		8,675,000
Sales	(2,673,000)
Issuances	654,000
Settlements	13,306,000
Ending Balance	574,075,000	333,793,000
Total Gains (losses) included in Earnings related to Instruments still held at the Reporting Date	(249,757,000)	(84,691,000)
Transfers
Securities transferred into Level 3	66,100,000
Securities transferred out of Level 3	28,700,000
Securities transferred out of Level 1 to Level 2	17,200,000
Total investments
Assets:
Beginning Balance	906,799,000	1,832,326,000
Total Realized and Unrealized Gains (losses) Included in Earnings		19,933,000
Total Realized and Unrealized Gains Included in Earnings	6,787,000
Total Realized and Unrealized Losses Included in Earnings	(25,645,000)
Total Realized and Unrealized Gains (losses) Included in Other Comprehensive Income		82,193,000
Total Realized and Unrealized Gains Included in Other Comprehensive Income	34,803,000
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(54,522,000)
Purchases, Issuances, and Settlements (net)		(862,011,000)
Purchases	47,754,000
Sales	(84,647,000)
Transfers in and/or out of Level 3	37,414,000	(165,642,000)
Other	2,379,000
Ending Balance	871,122,000	906,799,000
Total Gains (losses) included in Earnings related to Instruments still held at the Reporting Date	(13,299,000)	8,845,000
Fixed maturities
Assets:
Beginning Balance	804,636,000	1,745,093,000
Total Realized and Unrealized Gains (losses) Included in Earnings		7,909,000
Total Realized and Unrealized Gains Included in Earnings	6,738,000
Total Realized and Unrealized Losses Included in Earnings	(13,283,000)
Total Realized and Unrealized Gains (losses) Included in Other Comprehensive Income		82,459,000
Total Realized and Unrealized Gains Included in Other Comprehensive Income	34,248,000
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(53,472,000)
Purchases, Issuances, and Settlements (net)		(861,215,000)
Purchases	43,792,000
Sales	(84,598,000)
Transfers in and/or out of Level 3	37,393,000	(169,610,000)
Other	2,379,000
Ending Balance	777,833,000	804,636,000
Total Gains (losses) included in Earnings related to Instruments still held at the Reporting Date	(937,000)	305,000
Fixed maturities | Available-for-sale securities
Assets:
Beginning Balance	741,269,000	1,640,004,000
Total Realized and Unrealized Gains (losses) Included in Earnings		6,048,000
Total Realized and Unrealized Gains Included in Earnings	4,527,000
Total Realized and Unrealized Losses Included in Earnings	(8,665,000)
Total Realized and Unrealized Gains (losses) Included in Other Comprehensive Income		82,459,000
Total Realized and Unrealized Gains Included in Other Comprehensive Income	34,248,000
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(53,472,000)
Purchases, Issuances, and Settlements (net)		(895,862,000)
Purchases	40,000,000
Sales	(3,667,000)
Transfers in and/or out of Level 3	(4,648,000)	(91,380,000)
Other	(102,000)
Ending Balance	749,490,000	741,269,000
Fixed maturities | Trading Securities
Assets:
Beginning Balance	63,367,000	105,089,000
Total Realized and Unrealized Gains (losses) Included in Earnings		1,861,000
Total Realized and Unrealized Gains Included in Earnings	2,211,000
Total Realized and Unrealized Losses Included in Earnings	(4,618,000)
Purchases, Issuances, and Settlements (net)		34,647,000
Purchases	3,792,000
Sales	(80,931,000)
Transfers in and/or out of Level 3	42,041,000	(78,230,000)
Other	2,481,000
Ending Balance	28,343,000	63,367,000
Total Gains (losses) included in Earnings related to Instruments still held at the Reporting Date	(937,000)	305,000
Residential mortgage-backed securities | Available-for-sale securities
Assets:
Beginning Balance	20,000	23,000
Total Realized and Unrealized Gains (losses) Included in Earnings		(31,000)
Total Realized and Unrealized Losses Included in Earnings	(4,000)
Total Realized and Unrealized Gains (losses) Included in Other Comprehensive Income		(4,000)
Total Realized and Unrealized Gains Included in Other Comprehensive Income	12,000
Purchases, Issuances, and Settlements (net)		32,000
Sales	(12,000)
Transfers in and/or out of Level 3	(9,000)
Ending Balance	7,000	20,000
Residential mortgage-backed securities | Trading Securities
Assets:
Beginning Balance		7,244,000
Total Realized and Unrealized Gains (losses) Included in Earnings		(1,000)
Purchases, Issuances, and Settlements (net)		(3,855,000)
Transfers in and/or out of Level 3		(3,388,000)
Commercial mortgage-backed securities | Available-for-sale securities
Assets:
Beginning Balance	19,901,000	844,535,000
Total Realized and Unrealized Gains (losses) Included in Other Comprehensive Income		40,064,000
Total Realized and Unrealized Gains Included in Other Comprehensive Income	147,000
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(719,000)
Purchases, Issuances, and Settlements (net)		(843,065,000)
Sales	(103,000)
Transfers in and/or out of Level 3	(19,224,000)	(21,633,000)
Other	(2,000)
Ending Balance		19,901,000
Other asset-backed securities | Available-for-sale securities
Assets:
Beginning Balance	641,129,000	693,930,000
Total Realized and Unrealized Gains (losses) Included in Earnings		6,079,000
Total Realized and Unrealized Gains Included in Earnings	4,527,000
Total Realized and Unrealized Losses Included in Earnings	(8,661,000)
Total Realized and Unrealized Gains (losses) Included in Other Comprehensive Income		40,125,000
Total Realized and Unrealized Gains Included in Other Comprehensive Income	28,873,000
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(50,941,000)
Purchases, Issuances, and Settlements (net)		(89,667,000)
Transfers in and/or out of Level 3		(9,338,000)
Other	(114,000)
Ending Balance	614,813,000	641,129,000
Other asset-backed securities | Trading Securities
Assets:
Beginning Balance	59,925,000	47,509,000
Total Realized and Unrealized Gains (losses) Included in Earnings		655,000
Total Realized and Unrealized Gains Included in Earnings	1,213,000
Total Realized and Unrealized Losses Included in Earnings	(2,689,000)
Purchases, Issuances, and Settlements (net)		11,761,000
Purchases	3,792,000
Sales	(40,292,000)
Transfers in and/or out of Level 3	4,002,000
Other	2,392,000
Ending Balance	28,343,000	59,925,000
Total Gains (losses) included in Earnings related to Instruments still held at the Reporting Date	(937,000)	168,000
U.S. government-related securities. | Available-for-sale securities
Assets:
Beginning Balance	15,109,000	15,102,000
Total Realized and Unrealized Gains (losses) Included in Other Comprehensive Income		(6,000)
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(122,000)
Purchases, Issuances, and Settlements (net)		13,000
Other	13,000
Ending Balance	15,000,000	15,109,000
U.S. government-related securities. | Trading Securities
Assets:
Beginning Balance	3,442,000	3,310,000
Total Realized and Unrealized Gains (losses) Included in Earnings		138,000
Total Realized and Unrealized Gains Included in Earnings	387,000
Total Realized and Unrealized Losses Included in Earnings	(476,000)
Purchases, Issuances, and Settlements (net)		(6,000)
Sales	(3,347,000)
Other	(6,000)
Ending Balance		3,442,000
Total Gains (losses) included in Earnings related to Instruments still held at the Reporting Date		137,000
States, municipals, and political subdivisions | Available-for-sale securities
Assets:
Beginning Balance	78,000	86,000
Total Realized and Unrealized Gains (losses) Included in Other Comprehensive Income		(1,000)
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(1,000)
Purchases, Issuances, and Settlements (net)		(7,000)
Sales	(9,000)
Other	1,000
Ending Balance	69,000	78,000
States, municipals, and political subdivisions | Trading Securities
Assets:
Beginning Balance		4,994,000
Total Realized and Unrealized Gains (losses) Included in Earnings		77,000
Transfers in and/or out of Level 3		(5,071,000)
Other government-related securities | Trading Securities
Assets:
Beginning Balance		41,965,000
Total Realized and Unrealized Gains (losses) Included in Earnings		1,058,000
Purchases, Issuances, and Settlements (net)		(47,000)
Transfers in and/or out of Level 3		(42,976,000)
Corporate bonds | Available-for-sale securities
Assets:
Beginning Balance	65,032,000	86,328,000
Total Realized and Unrealized Gains (losses) Included in Other Comprehensive Income		2,281,000
Total Realized and Unrealized Gains Included in Other Comprehensive Income	5,216,000
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(1,689,000)
Purchases, Issuances, and Settlements (net)		36,832,000
Purchases	40,000,000
Sales	(3,543,000)
Transfers in and/or out of Level 3	14,585,000	(60,409,000)
Ending Balance	119,601,000	65,032,000
Corporate bonds | Trading Securities
Assets:
Beginning Balance		67,000
Total Realized and Unrealized Gains (losses) Included in Earnings		(66,000)
Total Realized and Unrealized Gains Included in Earnings	611,000
Total Realized and Unrealized Losses Included in Earnings	(1,453,000)
Purchases, Issuances, and Settlements (net)		26,794,000
Sales	(37,292,000)
Transfers in and/or out of Level 3	38,039,000	(26,795,000)
Other	95,000
Equity securities
Assets:
Beginning Balance	77,098,000	70,708,000
Total Realized and Unrealized Gains (losses) Included in Earnings		3,484,000
Total Realized and Unrealized Gains Included in Earnings	49,000
Total Realized and Unrealized Gains (losses) Included in Other Comprehensive Income		(266,000)
Total Realized and Unrealized Gains Included in Other Comprehensive Income	555,000
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(1,050,000)
Purchases, Issuances, and Settlements (net)		(796,000)
Purchases	3,962,000
Sales	(49,000)
Transfers in and/or out of Level 3	21,000	3,968,000
Ending Balance	80,586,000	77,098,000
Other long-term investments
Assets:
Beginning Balance	25,065,000	16,525,000
Total Realized and Unrealized Gains (losses) Included in Earnings		8,540,000
Total Realized and Unrealized Losses Included in Earnings	(12,362,000)
Ending Balance	12,703,000	25,065,000
Total Gains (losses) included in Earnings related to Instruments still held at the Reporting Date	(12,362,000)	8,540,000
Annuity account balances
Liabilities:
Beginning Balance	143,264,000	149,893,000
Total Realized and Unrealized Gains (losses) Included in Earnings		(2,046,000)
Total Realized and Unrealized Losses Included in Earnings	5,850,000
Purchases, Issuances, and Settlements (net)		8,675,000
Issuances	654,000
Settlements	13,306,000
Ending Balance	136,462,000	143,264,000
Other liabilities.
Liabilities:
Beginning Balance	190,529,000	105,838,000
Total Realized and Unrealized Gains (losses) Included in Earnings		(84,691,000)
Total Realized and Unrealized Losses Included in Earnings	(249,757,000)
Sales	(2,673,000)
Ending Balance	437,613,000	190,529,000
Total Gains (losses) included in Earnings related to Instruments still held at the Reporting Date	$ (249,757,000)	$ (84,691,000)

FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Mortgage loans on real estate	$ 5,353,481	$ 4,892,829
Policy loans	879,819	793,448
Liabilities:
Stable value product account balances	2,769,510	3,076,233
Annuity account balances	10,946,848	10,591,605
Debt:
Non-recourse funding obligations	407,800	532,400
Carrying Amounts
Assets:
Mortgage loans on real estate	5,353,481	4,892,829
Policy loans	879,819	793,448
Liabilities:
Stable value product account balances	2,769,510	3,076,233
Annuity account balances	10,946,848	10,591,605
Mortgage loan backed certificates	19,755	61,678
Debt:
Bank borrowings	170,000	142,000
Senior and Medium-Term Notes	1,350,000	1,359,852
Subordinated debt securities	524,743	524,743
Non-recourse funding obligations	407,800	532,400
Fair Values
Assets:
Mortgage loans on real estate	6,251,902	5,336,732
Policy loans	879,819	793,448
Liabilities:
Stable value product account balances	2,855,614	3,163,902
Annuity account balances	10,767,892	10,451,526
Mortgage loan backed certificates	19,893	63,127
Debt:
Bank borrowings	170,000	142,000
Senior and Medium-Term Notes	1,494,346	1,455,641
Subordinated debt securities	525,483	517,383
Non-recourse funding obligations	$ 217,529	$ 389,534

DERIVATIVE FINANCIAL INSTRUMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives related to variable annuity contracts, gross	$ (5,823,000)	$ (64,021,000)	$ 19,722,000
Realized investment gains (losses) - derivatives, gross	(155,251,000)	(138,249,000)	(177,953,000)
Notional Amount, Other long-term investments	5,152,071,000	1,249,465,000
Fair Value, Other long-term investments	48,245,000	35,667,000
Notional Amount, Other liabilities	7,321,905,000	6,105,014,000
Fair Value, Other liabilities	455,710,000	243,511,000
Cash flow hedges. | Inflation
Notional amount and fair value of the entity's derivative financial instruments
Notional Amount, Other long-term investments	7,068,000
Fair Value, Other long-term investments	1,000
Notional Amount, Other liabilities	244,399,000	293,379,000
Fair Value, Other liabilities	8,863,000	12,005,000
Cash flow hedges. | Interest rate swaps
Notional amount and fair value of the entity's derivative financial instruments
Notional Amount, Other liabilities	75,000,000	75,000,000
Fair Value, Other liabilities	3,443,000	6,747,000
Derivatives not designated as hedging instruments | Interest rate swaps
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives related to variable annuity contracts, gross	7,718,000
Realized investment gains (losses) - derivatives, gross	(11,264,000)	(8,427,000)	39,317,000
Realized loss on terminated contracts	10,400,000
Realized loss on interest settlements	3,100,000
Unrealized gain on interest rate swaps	2,200,000
Notional Amount, Other long-term investments	125,000,000	25,000,000
Fair Value, Other long-term investments	5,118,000	3,808,000
Notional Amount, Other liabilities	25,000,000	110,000,000
Fair Value, Other liabilities	3,064,000	9,137,000
Derivatives not designated as hedging instruments | Credit default swaps
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives related to variable annuity contracts, gross	(7,851,000)
Realized investment gains (losses) - derivatives, gross	(548,000)	1,389,000	3,351,000
Net settlements received	2,500,000
Realized loss on terminated contracts	10,400,000
Notional Amount, Other liabilities		25,000,000
Fair Value, Other liabilities		1,099,000
Derivatives not designated as hedging instruments | Equity options
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives related to variable annuity contracts, gross	(15,051,000)	(1,824,000)
Derivatives not designated as hedging instruments | Volatility swaps
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives related to variable annuity contracts, gross	(239,000)	(2,433,000)
Derivatives not designated as hedging instruments | Equity futures
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives related to variable annuity contracts, gross	(30,061,000)	(42,258,000)
Notional Amount, Other long-term investments	49,631,000
Fair Value, Other long-term investments	837,000
Notional Amount, Other liabilities	189,765,000	327,321,000
Fair Value, Other liabilities	1,454,000	7,231,000
Derivatives not designated as hedging instruments | Currency future
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives related to variable annuity contracts, gross	2,977,000
Notional Amount, Other long-term investments	57,912,000
Fair Value, Other long-term investments	976,000
Notional Amount, Other liabilities	14,348,000
Fair Value, Other liabilities	126,000
Derivatives not designated as hedging instruments | Interest rate caps
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives, gross	(2,801,000)
Notional Amount, Other long-term investments	3,000,000,000
Fair Value, Other long-term investments	2,666,000
Derivatives not designated as hedging instruments | Interest rate futures
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives related to variable annuity contracts, gross	164,221,000	(11,778,000)
Realized investment gains (losses) - derivatives, gross			6,889,000
Notional Amount, Other long-term investments	615,445,000
Fair Value, Other long-term investments	6,393,000
Notional Amount, Other liabilities	270,019,000	598,357,000
Fair Value, Other liabilities	1,148,000	16,764,000
Derivatives not designated as hedging instruments | Embedded derivative - Modco reinsurance treaties
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives, gross	(134,340,000)	(67,989,000)	(252,698,000)
Notional Amount, Other long-term investments	30,001,000	29,563,000
Fair Value, Other long-term investments	2,038,000	2,687,000
Notional Amount, Other liabilities	2,761,686,000	2,842,862,000
Fair Value, Other liabilities	279,799,000	146,105,000
Derivatives not designated as hedging instruments | Embedded derivative - GMWB
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives related to variable annuity contracts, gross	(127,537,000)	(5,728,000)	19,722,000
Notional Amount, Other long-term investments	826,790,000	1,099,902,000
Fair Value, Other long-term investments	10,665,000	22,378,000
Notional Amount, Other liabilities	3,741,688,000	1,494,657,000
Fair Value, Other liabilities	157,813,000	41,990,000
Derivatives not designated as hedging instruments | Derivatives related to corporate debt
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives, gross			(125,000)
Derivatives not designated as hedging instruments | Other.
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives, gross	(475,000)	799,000	5,591,000
Notional Amount, Other long-term investments	440,224,000	95,000,000
Fair Value, Other long-term investments	19,551,000	6,794,000
Notional Amount, Other liabilities		338,438,000
Fair Value, Other liabilities		$ 2,433,000

DERIVATIVE FINANCIAL INSTRUMENTS (Details 2) (Cash flow hedges, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Derivatives in Cash Flow Hedging Relationship
Expected reclassification out of accumulated other comprehensive income (loss) into earnings during the next twelve months	$ 4,600,000
Interest rate swaps
Gain (Loss) on Derivatives in Cash Flow Hedging Relationship
Gain (loss) recognized in other comprehensive income (loss) (effective portion)	(272,000)	(2,979,000)
Gain (loss) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	(3,581,000)	(6,650,000)
Inflation
Gain (Loss) on Derivatives in Cash Flow Hedging Relationship
Gain (loss) recognized in other comprehensive income (loss) (effective portion)	2,468,000	3,494,000
Gain (loss) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	(276,000)	(3,303,000)
Gain (loss) recognized in income (ineffective portion)	$ (359,000)	$ 116,000

DERIVATIVE FINANCIAL INSTRUMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
DERIVATIVE FINANCIAL INSTRUMENTS
Modco trading portfolio	$ 164,224	$ 109,399	$ 285,178

OPERATING SEGMENTS (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Summarized financial information for the company's segments
Revenues	$ 886,897,000	$ 939,381,000	$ 902,784,000	$ 837,080,000	$ 790,782,000	$ 803,101,000	$ 712,102,000	$ 791,770,000	$ 3,566,142,000		$ 3,097,755,000		$ 3,068,026,000
Segment Operating Income (Loss)									421,694,000		332,815,000		433,813,000
Realized investment (losses) gains - investments									181,907,000		130,359,000		112,784,000
Realized investment (losses) gains - derivatives									(133,370,000)		(127,957,000)		(164,412,000)
Income tax expense	(36,603,000)	(39,429,000)	(46,920,000)	(31,887,000)	(39,162,000)	(28,564,000)	(14,248,000)	(27,929,000)	(154,839,000)		(109,903,000)		(133,048,000)
Net income available to PLC's common shareowners	86,034,000	82,857,000	87,623,000	58,878,000	81,383,000	55,762,000	25,032,000	63,137,000	315,392,000	[1]	225,314,000	[1]	249,137,000	[1]
Realized gain (losses) on investments
Realized investment (losses) gains - investments, gross									187,473,000		112,856,000		120,149,000
Less: related amortization of DAC/VOBA									5,566,000		(17,503,000)		7,365,000
Realized investment (losses) gains - investments									181,907,000		130,359,000		112,784,000
Realized gain (losses) on derivatives
Realized investment gains (losses) - derivatives, gross									(155,251,000)		(138,249,000)		(177,953,000)
Less: settlements on certain interest rate swaps											168,000		3,401,000
Less: derivative activity related to certain annuities									(21,881,000)		(10,460,000)		(16,942,000)
Realized investment gains (losses) - derivatives									(133,370,000)		(127,957,000)		(164,412,000)
Net investment income	464,719,000	462,926,000	448,785,000	444,213,000	419,631,000	429,548,000	422,500,000	411,997,000	1,820,643,000		1,683,676,000		1,665,036,000
Amortization of deferred policy acquisition costs and value of business acquired									264,993,000		164,963,000		277,882,000
Other-than-temporary impairments									47,442,000		41,510,000		180,045,000
Operating Segment Assets
Investments and other assets	48,783,669,000				43,596,285,000				48,783,669,000		43,596,285,000
Deferred policy acquisition costs and value of business acquired	3,248,041,000				3,092,580,000				3,248,041,000		3,092,580,000		2,935,314,000
Goodwill	111,659,000				114,758,000				111,659,000		114,758,000		117,856,000
Total assets	52,143,369,000				46,803,623,000				52,143,369,000		46,803,623,000
Lender's Indemnity line of business
Summarized financial information for the company's segments
Decrease in reserves related to final settlement in runoff line of business								7,800,000
Life Marketing
Summarized financial information for the company's segments
Revenues									1,301,301,000		1,219,392,000		1,096,396,000
Segment Operating Income (Loss)									96,123,000		123,864,000		107,808,000
Realized gain (losses) on derivatives
Net investment income									446,175,000		388,061,000		362,108,000
Amortization of deferred policy acquisition costs and value of business acquired									87,461,000		47,809,000		101,165,000
Operating Segment Assets
Investments and other assets	10,885,833,000				10,043,321,000				10,885,833,000		10,043,321,000
Deferred policy acquisition costs and value of business acquired	1,912,916,000				1,826,001,000				1,912,916,000		1,826,001,000		1,651,241,000
Goodwill	10,192,000				10,192,000				10,192,000		10,192,000		10,192,000
Total assets	12,808,941,000				11,879,514,000				12,808,941,000		11,879,514,000
Acquisitions
Summarized financial information for the company's segments
Revenues									982,821,000		761,344,000		777,181,000
Segment Operating Income (Loss)									157,393,000		111,143,000		133,760,000
Realized gain (losses) on derivatives
Net investment income									529,261,000		458,703,000		479,743,000
Amortization of deferred policy acquisition costs and value of business acquired									75,041,000		64,410,000		59,025,000
Operating Segment Assets
Investments and other assets	11,471,856,000				10,270,540,000				11,471,856,000		10,270,540,000
Deferred policy acquisition costs and value of business acquired	824,277,000				810,681,000				824,277,000		810,681,000		839,829,000
Goodwill	38,713,000				41,812,000				38,713,000		41,812,000		44,910,000
Total assets	12,334,846,000				11,123,033,000				12,334,846,000		11,123,033,000
Annuities
Summarized financial information for the company's segments
Revenues									634,347,000		502,236,000		508,856,000
Segment Operating Income (Loss)									80,224,000		52,163,000		22,054,000
Realized gain (losses) on derivatives
Net investment income									507,230,000		482,264,000		440,097,000
Amortization of deferred policy acquisition costs and value of business acquired									57,201,000		76,000		62,749,000
Operating Segment Assets
Investments and other assets	14,945,002,000				12,669,843,000				14,945,002,000		12,669,843,000
Deferred policy acquisition costs and value of business acquired	435,462,000				368,279,000				435,462,000		368,279,000		336,935,000
Total assets	15,380,464,000				13,038,122,000				15,380,464,000		13,038,122,000
Stable Value Products
Summarized financial information for the company's segments
Revenues									170,115,000		167,883,000		220,858,000
Segment Operating Income (Loss)									56,780,000		39,207,000		61,963,000
Realized gain (losses) on derivatives
Net investment income									145,150,000		171,327,000		221,688,000
Amortization of deferred policy acquisition costs and value of business acquired									4,556,000		5,430,000		3,471,000
Operating Segment Assets
Investments and other assets	2,767,163,000				3,069,330,000				2,767,163,000		3,069,330,000
Deferred policy acquisition costs and value of business acquired	2,347,000				6,903,000				2,347,000		6,903,000		12,112,000
Total assets	2,769,510,000				3,076,233,000				2,769,510,000		3,076,233,000
Asset Protection
Summarized financial information for the company's segments
Revenues									277,271,000		267,126,000		277,003,000
Segment Operating Income (Loss)									25,407,000		31,491,000		26,248,000
Realized gain (losses) on derivatives
Net investment income									26,501,000		28,820,000		33,157,000
Amortization of deferred policy acquisition costs and value of business acquired									38,080,000		45,544,000		49,572,000
Operating Segment Assets
Investments and other assets	727,417,000				696,232,000				727,417,000		696,232,000
Deferred policy acquisition costs and value of business acquired	71,427,000				77,219,000				71,427,000		77,219,000		89,247,000
Goodwill	62,671,000				62,671,000				62,671,000		62,671,000		62,671,000
Total assets	861,515,000				836,122,000				861,515,000		836,122,000
Corporate and Other
Summarized financial information for the company's segments
Pre-tax earnings relating to settlement of a dispute				8,500,000
Revenues									200,287,000		179,774,000		187,732,000
Segment Operating Income (Loss)									5,767,000		(25,053,000)		81,980,000
Realized gain (losses) on derivatives
Net investment income									166,326,000		154,501,000		128,243,000
Amortization of deferred policy acquisition costs and value of business acquired									2,654,000		1,694,000		1,900,000
Operating Segment Assets
Investments and other assets	7,964,907,000				6,823,333,000				7,964,907,000		6,823,333,000
Deferred policy acquisition costs and value of business acquired	1,612,000				3,497,000				1,612,000		3,497,000		5,950,000
Goodwill	83,000				83,000				83,000		83,000		83,000
Total assets	7,966,602,000				6,826,913,000				7,966,602,000		6,826,913,000
Adjustments
Operating Segment Assets
Investments and other assets	21,491,000				23,686,000				21,491,000		23,686,000
Total assets	$ 21,491,000				$ 23,686,000				$ 21,491,000		$ 23,686,000

[1]	Protective Life Corporation ("PLC")

CONSOLIDATED QUARTERLY RESULTS - UNAUDITED (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
CONSOLIDATED QUARTERLY RESULTS - UNAUDITED
Premiums and policy fees	$ 720,233	$ 696,978	$ 716,586	$ 666,343	$ 677,116	$ 640,265	$ 679,241	$ 628,772	$ 2,800,140		$ 2,625,394		$ 2,689,699
Reinsurance ceded	(371,652)	(326,967)	(364,248)	(331,808)	(388,742)	(334,040)	(379,729)	(305,829)	(1,394,675)		(1,408,340)		(1,527,053)
Net of reinsurance ceded	348,581	370,011	352,338	334,535	288,374	306,225	299,512	322,943	1,405,465		1,217,054		1,162,646
Net investment income	464,719	462,926	448,785	444,213	419,631	429,548	422,500	411,997	1,820,643		1,683,676		1,665,036
Realized investment gains (losses)	1,077	30,585	14,437	(13,877)	21,493	9,138	(68,982)	12,958	32,222		(25,393)		(57,804)
Other income	72,520	75,859	87,224	72,209	61,284	58,190	59,072	43,872	307,812		222,418		298,148
Total revenues	886,897	939,381	902,784	837,080	790,782	803,101	712,102	791,770	3,566,142		3,097,755		3,068,026
Total benefits and expenses	764,260	817,095	767,945	746,366	670,405	718,852	672,949	700,777	3,095,666		2,762,983		2,685,841
Income before income tax	122,637	122,286	134,839	90,714	120,377	84,249	39,153	90,993	470,476		334,772		382,185
Income tax expense	36,603	39,429	46,920	31,887	39,162	28,564	14,248	27,929	154,839		109,903		133,048
Net income	86,034	82,857	87,919	58,827	81,215	55,685	24,905	63,064	315,637		224,869		249,137
Less: Net income (loss) attributable to noncontrolling interests			296	(51)	(168)	(77)	(127)	(73)	245		(445)
Net income available to PLC's common shareowners (1)	$ 86,034	$ 82,857	$ 87,623	$ 58,878	$ 81,383	$ 55,762	$ 25,032	$ 63,137	$ 315,392	[1]	$ 225,314	[1]	$ 249,137	[1]
Net income available to PLC's common shareowners - basic (in dollars per share)	$ 1.03	$ 0.98	$ 1.01	$ 0.68	$ 0.94	$ 0.64	$ 0.29	$ 0.73	$ 3.7		$ 2.6		$ 3.1
Average shares outstanding - basic	83,205,456	84,722,232	86,346,216	86,603,228	86,600,622	86,603,569	86,562,379	86,500,199	85,208,612		86,567,069		80,488,694
Net income available to PLC's common shareowners - diluted (in dollars per share)	$ 1.02	$ 0.96	$ 1	$ 0.67	$ 0.93	$ 0.64	$ 0.29	$ 0.72	$ 3.65		$ 2.57		$ 3.07
Average shares outstanding - diluted	84,464,572	86,004,571	87,653,731	87,820,085	87,781,602	87,701,592	87,666,035	87,551,386	86,475,229		87,675,857		81,249,265

[1]	Protective Life Corporation ("PLC")

SUBSEQUENT EVENTS (Details) (Repurchase of debt, Non-recourse funding obligations, USD $) In Millions, unless otherwise specified	1 Months Ended
Jan. 31, 2012
Repurchase of debt | Non-recourse funding obligations
SUBSEQUENT EVENTS
Repurchase of outstanding non-recourse funding obligations	$ 110.8
Pre-tax gain on repurchase of debt	$ 35.5

SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues
Net investment income (loss)	$ 464,719	$ 462,926	$ 448,785	$ 444,213	$ 419,631	$ 429,548	$ 422,500	$ 411,997	$ 1,820,643		$ 1,683,676		$ 1,665,036
Realized investment gains (losses)	1,077	30,585	14,437	(13,877)	21,493	9,138	(68,982)	12,958	32,222		(25,393)		(57,804)
Other income	72,520	75,859	87,224	72,209	61,284	58,190	59,072	43,872	307,812		222,418		298,148
Total revenues	886,897	939,381	902,784	837,080	790,782	803,101	712,102	791,770	3,566,142		3,097,755		3,068,026
Expenses
Interest-subordinated debt									37,600
Interest-other									26,300
Total benefits and expenses	764,260	817,095	767,945	746,366	670,405	718,852	672,949	700,777	3,095,666		2,762,983		2,685,841
Income before income tax	122,637	122,286	134,839	90,714	120,377	84,249	39,153	90,993	470,476		334,772		382,185
Income tax (benefit) expense
Current									9,774		(3,214)		(49,727)
Deferred									145,065		113,117		182,775
Total income tax expense	36,603	39,429	46,920	31,887	39,162	28,564	14,248	27,929	154,839		109,903		133,048
Net income	86,034	82,857	87,919	58,827	81,215	55,685	24,905	63,064	315,637		224,869		249,137
Less noncontrolling interest-subs			296	(51)	(168)	(77)	(127)	(73)	245		(445)
Net income available to PLC's common shareowners (1)	86,034	82,857	87,623	58,878	81,383	55,762	25,032	63,137	315,392	[1]	225,314	[1]	249,137	[1]
PROTECTIVE LIFE CORPORATION
Revenues
Dividends from subsidiaries									224,179		5,576		929
Service fees from subsidiaries									151,934		139,024		133,253
Net investment income (loss)									62,644		52,380		9,540
Realized investment gains (losses)									(248)		6,400		(1,114)
Other income											617		106
Total revenues									438,509		203,997		142,714
Expenses
Operating and administrative									82,759		75,725		67,669
Interest-subordinated debt									37,604		37,604		22,985
Interest-other									98,809		101,008		67,227
Total benefits and expenses									219,172		214,337		157,881
Income before income tax									219,337		(10,340)		(15,167)
Income tax (benefit) expense
Current									9,722		(14,021)		877
Deferred									(10,665)		7,545		(6,690)
Total income tax expense									(943)		(6,476)		(5,813)
Income (loss) before minority interest									220,280		(3,864)		(9,354)
Equity in undistributed income (loss) of subsidiaries									95,357		228,733		258,491
Net income									$ 315,637		$ 224,869		$ 249,137

[1]	Protective Life Corporation ("PLC")

SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT
Net income	$ 86,034	$ 82,857	$ 87,919	$ 58,827	$ 81,215	$ 55,685	$ 24,905	$ 63,064	$ 315,637	$ 224,869	$ 249,137
Total other comprehensive income									$ 677,594	$ 629,343	$ 1,368,884

SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Fixed maturities	$ 27,983,446	$ 24,676,939
Equity securities	335,232	359,412
Surplus notes from affiliate	800,000
Total investments	34,941,080	31,377,129
Cash	267,298	264,425	205,325	149,358
Property and equipment, net	48,578	39,386
Goodwill	111,659	114,758	117,856
Income tax receivable	50,783	45,582
Deferred tax asset	178,119	296,897
Other	150,549	169,664
Total assets	52,143,369	46,803,623
Liabilities
Deferred income taxes	1,260,629	752,866
Debt	1,520,000	1,501,852
Subordinated debt securities	524,743	524,743
Total liabilities	48,432,602	43,963,419
Commitments and contingencies-Note 3
Shareowners' equity
Preferred stock
Common stock	44,388	44,388
Additional paid-in-capital	598,106	586,592
Treasury stock	(107,740)	(26,072)
Retained earnings, including undistributed income of subsidiaries: (2011 - $2,856,511; 2010 - $2,761,154)	2,191,319	1,928,430
Accumulated other comprehensive income (loss):
Net unrealized gains (losses) on investments, all from subsidiaries, net of income tax: (2011 - $589,132; 2010 - $202,955)	1,094,103	376,917
Net unrealized gains (losses) relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, net of income tax; (2011 - $(18,428); 2010 - $(5,223))	(34,224)	(9,700)
Accumulated gain (loss)-derivatives, net of income tax: (2011 - $(4,111); 2010-$(6,335))	(7,634)	(11,802)
Postretirement benefits liability adjustment, net of income tax: (2011 - $(35,970); 2010-$(25,612))	(66,801)	(47,565)
Total Protective Life Corporation's shareowners' equity	3,711,517	2,841,188
Noncontrolling interest	(750)	(984)
Total equity	3,710,767	2,840,204	2,008,929	761,095
Total liabilities and shareowners' equity	52,143,369	46,803,623
PROTECTIVE LIFE CORPORATION
Assets
Fixed maturities	36	36
Equity securities	42,819	42,157
Surplus notes from affiliate	800,000	800,000
Investments in subsidiaries (equity method)	5,000,384	4,201,761
Total investments	5,843,239	5,043,954
Cash	63,361	1,693	5	3,037
Receivables from subsidiaries	23,884	20,370
Property and equipment, net	342	672
Goodwill	10,275	10,275
Income tax receivable		8,510
Deferred tax asset	10,478
Other	1	2
Total assets	5,951,580	5,085,476
Liabilities
Accrued expenses and other liabilities	139,346	109,602
Accrued income taxes	9,974
Deferred income taxes		9,667
Notes to affiliates	46,000	98,424
Debt	1,520,000	1,501,852
Subordinated debt securities	524,743	524,743
Total liabilities	2,240,063	2,244,288
Commitments and contingencies-Note 3
Shareowners' equity
Preferred stock
Common stock	44,388	44,388
Additional paid-in-capital	598,106	586,592
Treasury stock	(107,740)	(26,072)
Retained earnings, including undistributed income of subsidiaries: (2011 - $2,856,511; 2010 - $2,761,154)	2,191,319	1,928,430
Accumulated other comprehensive income (loss):
Net unrealized gains (losses) on investments, all from subsidiaries, net of income tax: (2011 - $589,132; 2010 - $202,955)	1,094,103	376,917
Net unrealized gains (losses) relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, net of income tax; (2011 - $(18,428); 2010 - $(5,223))	(34,224)	(9,700)
Accumulated gain (loss)-derivatives, net of income tax: (2011 - $(4,111); 2010-$(6,335))	(7,634)	(11,802)
Postretirement benefits liability adjustment, net of income tax: (2011 - $(35,970); 2010-$(25,612))	(66,801)	(47,565)
Total Protective Life Corporation's shareowners' equity	3,711,517	2,841,188
Total liabilities and shareowners' equity	$ 5,951,580	$ 5,085,476

SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 3) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Information of Registrant
Net unrealized gains (losses) on investments, all from subsidiaries, income tax	$ 589,132	$ 202,955
Net unrealized (losses) gains relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, income tax	(18,428)	(5,223)
Accumulated loss - derivatives, income tax	(4,111)	(6,355)
Minimum pension liability adjustment, income tax	(35,970)	(25,612)
PROTECTIVE LIFE CORPORATION
Condensed Financial Information of Registrant
Undistributed income of subsidiaries	2,856,511	2,761,154
Net unrealized gains (losses) on investments, all from subsidiaries, income tax	589,132	202,955
Net unrealized (losses) gains relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, income tax	(18,428)	(5,223)
Accumulated loss - derivatives, income tax	(4,111)	(6,335)
Minimum pension liability adjustment, income tax	$ (35,970)	$ (25,612)

SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 86,034	$ 82,857	$ 87,919	$ 58,827	$ 81,215	$ 55,685	$ 24,905	$ 63,064	$ 315,637	$ 224,869	$ 249,137
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized investment (gains) losses	(1,077)	(30,585)	(14,437)	13,877	(21,493)	(9,138)	68,982	(12,958)	(32,222)	25,393	57,804
Depreciation expense									9,171	9,626	8,040
Deferred income taxes									85,893	82,516	79,817
Accrued income taxes									(5,201)	69,865	(43,015)
Other, net									97,382	(7,974)	134,492
Net cash provided by operating activities									620,613	710,254	1,175,616
Cash flows from investing activities
Sale of investments, available-for-sale									2,955,665	3,426,040	1,684,820
Change in other long-term investments									75,452	(74,555)	(39,994)
Change in short-term investments, net									126,225	701,589	119,707
Net cash used in investing activities									(791,436)	(597,927)	(375,329)
Cash flows from financing activities
Principal payments on line of credit arrangements and debt									(26,852)	(275,000)	(122,000)
Issuance of common stock											132,575
Repurchase of common stock									(82,671)
Dividends to shareowners									(52,503)	(46,250)	(37,339)
Other financing activities, net									(24,051)	20,606	(16,652)
Net cash provided by (used in) financing activities									173,696	(53,227)	(744,320)
Change in cash									2,873	59,100	55,967
Cash at beginning of period				264,425				205,325	264,425	205,325	149,358
Cash at end of period	267,298				264,425				267,298	264,425	205,325
PROTECTIVE LIFE CORPORATION
Cash flows from operating activities
Net income									315,637	224,869	249,137
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized investment (gains) losses									248	(6,400)	1,114
Equity in undistributed (net income) loss of subsidiaries									(95,357)	(228,733)	(258,491)
Depreciation expense									330	399	434
Receivables from subsidiaries									(3,514)	17,992	(5,520)
Income tax receivable									8,510	(8,510)	1,573
Deferred tax asset									(10,478)
Deferred income taxes									(9,667)	10,729	(6,978)
Accrued income taxes									10,836	(1,664)	639
Accrued expenses and other liabilities									29,531	515	36,743
Other, net									10,703	7,643	(3,244)
Net cash provided by operating activities									256,779	16,840	15,407
Cash flows from investing activities
Sale of investments, available-for-sale										214	(175)
Purchase of and/or additional investments in subsidiaries									(25,661)	(12,979)	(174,496)
Redemption (purchase) of non-recourse funding obligations										180,000	(850,000)
Change in other long-term investments											10,593
Change in short-term investments, net										7,750	(4,789)
Net cash used in investing activities									(25,661)	174,985	(1,018,867)
Cash flows from financing activities
Borrowings									45,000	132,000	1,052,000
Principal payments on line of credit arrangements and debt									(26,852)	(275,000)	(122,000)
Issuance of common stock											132,575
Repurchase of common stock									(82,671)
Payments to affiliates									(52,424)	(887)	(6,428)
Dividends to shareowners									(52,503)	(46,250)	(37,339)
Other financing activities, net											(18,380)
Net cash provided by (used in) financing activities									(169,450)	(190,137)	1,000,428
Change in cash									61,668	1,688	(3,032)
Cash at beginning of period				1,693				5	1,693	5	3,037
Cash at end of period	$ 63,361				$ 1,693				$ 63,361	$ 1,693	$ 5

SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 5) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Revolving Line Of Credit	Dec. 31, 2010 Revolving Line Of Credit	Dec. 31, 2011 7.45% Medium-Term Notes (1996), due 2011	Dec. 31, 2010 7.45% Medium-Term Notes (1996), due 2011	Oct. 31, 2009 Senior notes	May 31, 2003 4.30% Senior Notes (2003), due 2013	Dec. 31, 2011 4.30% Senior Notes (2003), due 2013	Dec. 31, 2010 4.30% Senior Notes (2003), due 2013	Oct. 31, 2004 4.875% Senior Notes (2004), due 2014	Dec. 31, 2011 4.875% Senior Notes (2004), due 2014	Dec. 31, 2010 4.875% Senior Notes (2004), due 2014	Dec. 31, 2007 6.40% Senior Notes (2007), due 2018	Dec. 31, 2011 6.40% Senior Notes (2007), due 2018	Dec. 31, 2010 6.40% Senior Notes (2007), due 2018	Oct. 31, 2009 7.375% Senior Notes (2009), due 2019	Dec. 31, 2011 7.375% Senior Notes (2009), due 2019	Dec. 31, 2010 7.375% Senior Notes (2009), due 2019	Oct. 31, 2009 8.00% Senior Notes (2009), due 2024, callable 2014	Dec. 31, 2011 8.00% Senior Notes (2009), due 2024, callable 2014	Dec. 31, 2010 8.00% Senior Notes (2009), due 2024, callable 2014	Oct. 31, 2009 8.45% Senior Notes (2009), due 2039	Dec. 31, 2011 8.45% Senior Notes (2009), due 2039	Dec. 31, 2010 8.45% Senior Notes (2009), due 2039	Dec. 31, 2011 Subordinated debentures Y	Dec. 31, 2011 7.50% Subordinated Debentures (2001), due 2031, callable 2006	Dec. 31, 2010 7.50% Subordinated Debentures (2001), due 2031, callable 2006	Dec. 31, 2011 7.25% Subordinated Debentures (2002), due 2032, callable 2007	Dec. 31, 2010 7.25% Subordinated Debentures (2002), due 2032, callable 2007	Dec. 31, 2011 6.125% Subordinated Debentures (2004), due 2034, callable 2009	Dec. 31, 2010 6.125% Subordinated Debentures (2004), due 2034, callable 2009	Jul. 31, 2006 7.25% Capital Securities (2006), due 2066, callable 2011	Dec. 31, 2011 7.25% Capital Securities (2006), due 2066, callable 2011 Y	Dec. 31, 2010 7.25% Capital Securities (2006), due 2066, callable 2011	Dec. 31, 2011 Long-term debt and subordinated debt securities	Dec. 31, 2010 Long-term debt and subordinated debt securities	Dec. 31, 2009 Long-term debt and subordinated debt securities	Oct. 31, 2009 Surplus notes	Dec. 31, 2011 Surplus notes	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION	Dec. 31, 2009 PROTECTIVE LIFE CORPORATION	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION Revolving Line Of Credit	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION Revolving Line Of Credit	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION 7.45% Medium-Term Notes (1996), due 2011	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION 7.45% Medium-Term Notes (1996), due 2011	Oct. 31, 2009 PROTECTIVE LIFE CORPORATION Senior notes	May 31, 2003 PROTECTIVE LIFE CORPORATION 4.30% Senior Notes (2003), due 2013	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION 4.30% Senior Notes (2003), due 2013	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION 4.30% Senior Notes (2003), due 2013	Oct. 31, 2004 PROTECTIVE LIFE CORPORATION 4.875% Senior Notes (2004), due 2014	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION 4.875% Senior Notes (2004), due 2014	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION 4.875% Senior Notes (2004), due 2014	Dec. 31, 2007 PROTECTIVE LIFE CORPORATION 6.40% Senior Notes (2007), due 2018	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION 6.40% Senior Notes (2007), due 2018	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION 6.40% Senior Notes (2007), due 2018	Oct. 31, 2009 PROTECTIVE LIFE CORPORATION 7.375% Senior Notes (2009), due 2019	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION 7.375% Senior Notes (2009), due 2019	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION 7.375% Senior Notes (2009), due 2019	Oct. 31, 2009 PROTECTIVE LIFE CORPORATION 8.00% Senior Notes (2009), due 2024, callable 2014	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION 8.00% Senior Notes (2009), due 2024, callable 2014	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION 8.00% Senior Notes (2009), due 2024, callable 2014	Oct. 31, 2009 PROTECTIVE LIFE CORPORATION 8.45% Senior Notes (2009), due 2039	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION 8.45% Senior Notes (2009), due 2039	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION 8.45% Senior Notes (2009), due 2039	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION Subordinated debentures Y	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION 7.50% Subordinated Debentures (2001), due 2031, callable 2006	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION 7.50% Subordinated Debentures (2001), due 2031, callable 2006	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION 7.25% Subordinated Debentures (2002), due 2032, callable 2007	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION 7.25% Subordinated Debentures (2002), due 2032, callable 2007	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION 6.125% Subordinated Debentures (2004), due 2034, callable 2009	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION 6.125% Subordinated Debentures (2004), due 2034, callable 2009	Jul. 31, 2006 PROTECTIVE LIFE CORPORATION 7.25% Capital Securities (2006), due 2066, callable 2011	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION 7.25% Capital Securities (2006), due 2066, callable 2011	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION 7.25% Capital Securities (2006), due 2066, callable 2011	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION Long-term debt and subordinated debt securities	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION Long-term debt and subordinated debt securities	Dec. 31, 2009 PROTECTIVE LIFE CORPORATION Long-term debt and subordinated debt securities
Condensed Financial Information of Registrant
Stated interest rate (as a percent)					7.45%	7.45%			4.30%	4.30%		4.88%	4.88%		6.40%	6.40%		7.38%	7.38%		8.00%	8.00%		8.45%	8.45%		7.50%	7.50%	7.25%	7.25%	6.13%	6.13%		7.25%	7.25%											7.45%	7.45%			4.30%	4.30%		4.88%	4.88%		6.40%	6.40%		7.38%	7.38%		8.00%	8.00%		8.45%	8.45%		7.50%	7.50%	7.25%	7.25%	6.13%	6.13%		7.25%	7.25%
Total Debt	$ 1,520,000,000	$ 1,501,852,000	$ 170,000,000	$ 142,000,000		$ 9,852,000			$ 250,000,000	$ 250,000,000		$ 150,000,000	$ 150,000,000		$ 150,000,000	$ 150,000,000		$ 400,000,000	$ 400,000,000		$ 100,000,000	$ 100,000,000		$ 300,000,000	$ 300,000,000																$ 1,520,000,000	$ 1,501,852,000		$ 170,000,000	$ 142,000,000		$ 9,852,000			$ 250,000,000	$ 250,000,000		$ 150,000,000	$ 150,000,000		$ 150,000,000	$ 150,000,000		$ 400,000,000	$ 400,000,000		$ 100,000,000	$ 100,000,000		$ 300,000,000	$ 300,000,000
Total subordinated debt securities	524,743,000	524,743,000																									103,093,000	103,093,000	118,557,000	118,557,000	103,093,000	103,093,000		200,000,000	200,000,000						524,743,000	524,743,000																										103,093,000	103,093,000	118,557,000	118,557,000	103,093,000	103,093,000		200,000,000	200,000,000
Future maturities of debt, excluding notes payable to banks, and subordinated debt securities, for the next five years
2012																																									9,900,000
2013	250,000,000																																								250,000,000
2014	150,000,000																																								150,000,000
Thereafter	1,474,700,000																																								1,474,700,000
Line of credit, current borrowing capacity			500,000,000																																									500,000,000
Line of credit, maximum borrowing capacity			600,000,000																																									600,000,000
Line of credit, amount outstanding			170,000,000																																										142,000,000
Base of floating rate interest rate payments			LIBOR																																									LIBOR	LIBOR
Interest rate added to the base rate (as a percent)			0.40%																																										0.40%				4.30%			4.88%
Maximum number of consecutive years upto which the entity has the right to extend interest payment																										5								5																																	5
Amount of debt issued							800,000,000	250,000,000			150,000,000			150,000,000			400,000,000			100,000,000			300,000,000										200,000,000															800,000,000	250,000,000			150,000,000			150,000,000			400,000,000			100,000,000			300,000,000										200,000,000
Net proceeds from issuance of debt														148,700,000																			193,800,000								45,000,000	132,000,000	1,052,000,000												148,700,000																			193,800,000
Aggregate principal amount of debt repurchased by Golden Gate from third parties																																							800,000,000
Pre-tax gain on repurchase of debt																																							126,300,000
Outstanding surplus notes	800,000,000																																							800,000,000	800,000,000	800,000,000
Interest Expense
Interest expense																																				130,900,000	131,100,000	83,400,000																																							136,400,000	138,600,000	90,200,000
Increase (decrease) in interest expense																																				$ (200,000)																																									$ 2,200,000

SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 6) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Issued Shares	Dec. 31, 2011 Issued Shares	Dec. 31, 2010 Issued Shares	Dec. 31, 2011 Treasury Stock	Dec. 31, 2010 Treasury Stock	Dec. 31, 2009 Treasury Stock	Dec. 31, 2011 Outstanding Shares	Dec. 31, 2010 Outstanding Shares	Dec. 31, 2009 Outstanding Shares	Dec. 31, 2011 Building contiguous to home office	Dec. 31, 2011 Indemnification Agreement	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION	Dec. 31, 2009 PROTECTIVE LIFE CORPORATION Issued Shares	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION Issued Shares	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION Issued Shares	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION Treasury Stock	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION Treasury Stock	Dec. 31, 2009 PROTECTIVE LIFE CORPORATION Treasury Stock	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION Outstanding Shares	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION Outstanding Shares	Dec. 31, 2009 PROTECTIVE LIFE CORPORATION Outstanding Shares	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION Building contiguous to home office	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION Indemnification Agreement	Dec. 31, 2011 Golden Gate III Vermont Captive Insurance Company (Golden Gate III) Y	Apr. 23, 2010 Golden Gate III Vermont Captive Insurance Company (Golden Gate III)	Dec. 31, 2011 Golden Gate IV Vermont Captive Insurance Company (Golden Gate IV) Y	Dec. 10, 2010 Golden Gate IV Vermont Captive Insurance Company (Golden Gate IV)
Commitments and contingencies
Indemnification agreement with certain officers, maximum													$ 10,000,000												$ 10,000,000
Approximate price for which the company may purchase building at the end of lease term												75,000,000												75,000,000
Future minimum rental payments required under capital lease
2012												737,000												737,000
2013												735,000												735,000
2014												75,070,000												75,070,000
Letter of credit term (in years)																										12		12
Maximum borrowing capacity																										560,000,000	505,000,000	455,000,000	270,000,000
Maximum amount up to which LOC will be periodically increased																										$ 610,000,000		$ 790,000,000
Activity in the Company's issued and outstanding common stock
Balance at the beginning of the period	88,776,960	88,776,960	73,251,960	88,776,960	88,776,960	3,108,983	3,196,157	3,346,153	85,667,977	85,580,803	69,905,807				73,251,960	88,776,960	88,776,960	3,108,983	3,196,157	3,346,153	85,667,977	85,580,803	69,905,807
Shares issued			15,525,000								15,525,000				15,525,000								15,525,000
(Reissuance of)/deposits to treasury stock (in shares)						3,998,782	(87,174)	(149,996)	(3,998,782)	87,174	149,996							3,998,782	(87,174)	(149,996)	(3,998,782)	87,174	149,996
Balance at the end of the period	88,776,960	88,776,960	88,776,960	88,776,960	88,776,960	7,107,765	3,108,983	3,196,157	81,669,195	85,667,977	85,580,803				88,776,960	88,776,960	88,776,960	(889,799)	3,108,983	3,196,157	81,669,185	85,667,977	85,580,803
Preferred Stock, shares authorized	4,000,000	4,000,000												4,000,000
Preferred Stock, par value (in dollars per share)	$ 1	$ 1												$ 1

SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash paid during the year for:
Interest paid on debt	$ 158,033	$ 139,015	$ 100,174
Income taxes (reduced by amounts received from affiliates under a tax sharing agreement)	20,122	(73,711)	5,900
Noncash investing and financing activities:
Stock-based compensation	12,517	9,562	3,567
PROTECTIVE LIFE CORPORATION
Cash paid during the year for:
Interest paid on debt	136,590	125,149	75,843
Income taxes (reduced by amounts received from affiliates under a tax sharing agreement)	(8,882)	(3,124)	(921)
Noncash investing and financing activities:
Change in unallocated stock in ESOP			474
Stock-based compensation	$ 12,517	$ 9,562	$ 3,567

SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 8) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2007	Dec. 31, 2011	Dec. 31, 2010
Interest rate floor and reinsurance rate cap agreements
Consideration received for participation in interest rate floor agreement and reinsurance rate cap agreement with Golden Gate II	$ 6.8
Combined liability for interest rate floor and reinsurance rate cap agreements		6.4	6.7
Unrealized gains on interest rate floor and reinsurance rate cap agreements		$ 0.3	$ 4.8

SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplementary insurance information
Deferred Policy Acquisition Costs and Value of Businesses Acquired	$ 3,248,041				$ 3,092,580				$ 3,248,041	$ 3,092,580	$ 2,935,314
Future Policy Benefits and Claims	20,867,989				18,530,564				20,867,989	18,530,564	17,327,280
Unearned Premiums	1,258,785				1,182,828				1,258,785	1,182,828	1,220,988
Stable Value Products, Annuity Contracts and Other Policyholders' Funds	14,262,874				14,245,875				14,262,874	14,245,875	14,007,267
Net Premiums and Policy Fees	348,581	370,011	352,338	334,535	288,374	306,225	299,512	322,943	1,405,465	1,217,054	1,162,646
Net Investment Income									1,820,643	1,683,676	1,665,036
Benefits and Settlement Expenses									2,233,473	2,089,429	1,977,979
Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired									264,993	164,963	277,882
Other Operating Expenses									597,200	508,591	429,980
Premiums Written									190,321	182,110	203,282
Life Marketing
Supplementary insurance information
Deferred Policy Acquisition Costs and Value of Businesses Acquired	1,912,916				1,826,001				1,912,916	1,826,001	1,651,241
Future Policy Benefits and Claims	11,755,841				10,910,433				11,755,841	10,910,433	9,969,274
Unearned Premiums	589,027				520,589				589,027	520,589	539,061
Stable Value Products, Annuity Contracts and Other Policyholders' Funds	274,870				275,325				274,870	275,325	234,467
Net Premiums and Policy Fees									744,819	736,252	653,441
Net Investment Income									446,175	388,061	362,108
Benefits and Settlement Expenses									978,098	921,765	782,372
Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired									87,461	47,809	101,165
Other Operating Expenses									139,619	125,954	105,051
Premiums Written									196	246	492
Acquisitions
Supplementary insurance information
Deferred Policy Acquisition Costs and Value of Businesses Acquired	824,277				810,681				824,277	810,681	839,829
Future Policy Benefits and Claims	7,804,207				6,241,033				7,804,207	6,241,033	5,878,326
Unearned Premiums	6,792				16,329				6,792	16,329	21,805
Stable Value Products, Annuity Contracts and Other Policyholders' Funds	3,669,366				3,857,946				3,669,366	3,857,946	3,896,074
Net Premiums and Policy Fees									414,823	246,698	261,516
Net Investment Income									529,261	458,703	479,743
Benefits and Settlement Expenses									662,293	512,433	532,992
Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired									75,041	64,410	59,025
Other Operating Expenses									55,792	25,559	14,768
Premiums Written									22,386	766	854
Annuities
Supplementary insurance information
Deferred Policy Acquisition Costs and Value of Businesses Acquired	435,462				368,279				435,462	368,279	336,935
Future Policy Benefits and Claims	1,175,690				1,231,374				1,175,690	1,231,374	1,296,249
Unearned Premiums	103,314				93,609				103,314	93,609	54,748
Stable Value Products, Annuity Contracts and Other Policyholders' Funds	7,497,370				6,985,784				7,497,370	6,985,784	6,248,437
Net Premiums and Policy Fees									68,319	42,650	33,831
Net Investment Income									507,230	482,264	440,097
Benefits and Settlement Expenses									390,788	407,455	350,850
Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired									57,201	76	62,749
Other Operating Expenses									85,307	65,591	53,067
Stable Value Products
Supplementary insurance information
Deferred Policy Acquisition Costs and Value of Businesses Acquired	2,347				6,903				2,347	6,903	12,112
Stable Value Products, Annuity Contracts and Other Policyholders' Funds	2,769,510				3,076,233				2,769,510	3,076,233	3,581,150
Net Investment Income									145,150	171,327	221,688
Benefits and Settlement Expenses									81,256	123,365	154,555
Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired									4,556	5,430	3,471
Other Operating Expenses									2,557	3,325	3,565
Asset Protection
Supplementary insurance information
Deferred Policy Acquisition Costs and Value of Businesses Acquired	71,427				77,219				71,427	77,219	89,247
Future Policy Benefits and Claims	54,249				63,656				54,249	63,656	96,027
Unearned Premiums	557,801				550,176				557,801	550,176	603,030
Stable Value Products, Annuity Contracts and Other Policyholders' Funds	1,645				2,371				1,645	2,371	2,504
Net Premiums and Policy Fees									156,143	167,292	187,294
Net Investment Income									26,501	28,820	33,157
Benefits and Settlement Expenses									99,510	99,836	127,314
Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired									38,080	45,544	49,572
Other Operating Expenses									114,029	90,691	73,869
Premiums Written									146,632	157,137	175,523
Corporate and Other
Supplementary insurance information
Deferred Policy Acquisition Costs and Value of Businesses Acquired	1,612				3,497				1,612	3,497	5,950
Future Policy Benefits and Claims	78,002				84,068				78,002	84,068	87,404
Unearned Premiums	1,851				2,125				1,851	2,125	2,344
Stable Value Products, Annuity Contracts and Other Policyholders' Funds	50,113				48,216				50,113	48,216	44,635
Net Premiums and Policy Fees									21,361	24,162	26,564
Net Investment Income									166,326	154,501	128,243
Benefits and Settlement Expenses									21,528	24,575	29,896
Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired									2,654	1,694	1,900
Other Operating Expenses									199,896	197,471	179,660
Premiums Written									$ 21,107	$ 23,961	$ 26,413

SCHEDULE IV - REINSURANCE (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reinsurance
Gross Amount	$ 2,523,680,000	$ 2,451,619,000	$ 2,508,804,000
Ceded to Other Companies	1,394,675,000	1,408,340,000	1,527,053,000
Assumed from Other Companies	276,460,000	173,775,000	180,895,000
Net premiums	1,405,465,000	1,217,054,000	1,162,646,000
Annuity policy fees	74,900,000	43,400,000	34,900,000
Life insurance in-force
Reinsurance
Gross Amount	728,670,260,000	753,518,782,000	755,263,432,000
Ceded to Other Companies	469,530,487,000	495,056,077,000	515,136,471,000
Assumed from Other Companies	32,812,882,000	18,799,243,000	19,826,424,000
Net premiums	291,952,655,000	277,261,948,000	259,953,385,000
Percentage of Amount Assumed to Net	11.20%	6.80%	7.60%
Life insurance
Reinsurance
Gross Amount	2,245,320,000	2,153,278,000	2,145,457,000
Ceded to Other Companies	1,278,232,000	1,284,428,000	1,317,933,000
Assumed from Other Companies	248,468,000	166,606,000	97,450,000
Net premiums	1,215,556,000	1,035,456,000	924,974,000
Percentage of Amount Assumed to Net	20.40%	16.10%	10.50%
Accident/health insurance
Reinsurance
Gross Amount	43,200,000	49,563,000	25,897,000
Ceded to Other Companies	14,456,000	17,137,000	24,216,000
Assumed from Other Companies	21,719,000	63,000	2,482,000
Net premiums	50,463,000	32,489,000	4,163,000
Percentage of Amount Assumed to Net	43.00%	0.20%	59.60%
Property and liability insurance
Reinsurance
Gross Amount	235,160,000	248,778,000	337,450,000
Ceded to Other Companies	101,987,000	106,775,000	184,904,000
Assumed from Other Companies	6,273,000	7,106,000	80,963,000
Net premiums	$ 139,446,000	$ 149,109,000	$ 233,509,000
Percentage of Amount Assumed to Net	4.50%	4.80%	34.70%

SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for losses on commercial mortgage loans
Changes in valuation and qualifying accounts
Balance beginning of period	$ 11,650	$ 1,725	$ 2,230
Additions, Charged to costs and expenses	11,103	11,071	3,320
Deductions	(16,278)	(1,146)	(3,825)
Balance at end of period	6,475	11,650	1,725
Bad debt reserves associated with Lender's Indemnity product line
Changes in valuation and qualifying accounts
Balance beginning of period			30,611
Deductions			$ (30,611)